Registration Nos. 333-21975

811-08057

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

Post-Effective Amendment No. 28 to

FORM N-4

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

(Check appropriate box or boxes)

THE GUARDIAN SEPARATE ACCOUNT E

(Exact Name of Registrant as Specified in Charter)

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

(Name of Depositor)

7 Hanover Square, New York, New York 10004

(Address of Principal Executive Offices)

Depositor’s Telephone Number: (212) 598-8359

RICHARD T. POTTER, JR., Senior Vice President and Counsel

The Guardian Insurance & Annuity Company, Inc.

7 Hanover Square

New York, New York 10004

(Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2019 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number of its securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required for such rule for the Registrant’s most recent fiscal year was filed on March 19, 2019.

VARIABLE ANNUITY PROSPECTUS May 1, 2019	Securities Act of 1933 File No. 333-21975

THE GUARDIAN INVESTOR RETIREMENT ASSET MANAGER

THIS PROSPECTUS describes an individual Flexible Premium Deferred Variable Annuity Contract. It contains important information that you should know before investing in the contract. Please read this prospectus carefully, along with the accompanying Fund prospectuses, and keep them for future reference.

The contract is issued by The Guardian Insurance & Annuity Company, Inc. (GIAC) through its Separate Account E (the Separate Account). This contract is an annuity contract and is a long-term investment vehicle designed for retirement purposes. It will also pay a death benefit if the Annuitant dies before Annuity Payments begin.

The minimum initial premium payment is $500. Your premiums may be invested in up to 20 Variable Investment Options or 19 Variable Investment Options and the fixed-rate option. Special limits apply to transfers out of the fixed-rate option. The Variable Investment Options invest in the mutual funds listed below. Some of these Funds may not be available in your state. The prospectuses for these Funds are available from your registered representative or by calling our Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at www.GuardianLife.com. Please read the prospectuses carefully before investing.

•	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series I Shares)
–	Invesco V.I. American Franchise
–	Invesco V.I. Core Equity Fund
–	Invesco V.I. Government Securities Fund
–	Invesco V.I. Managed Volatility Fund
•	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
–	Invesco V.I. Government Securities Fund
–	Invesco V.I. Growth and Income Fund
•	AB Variable Product Series Fund, Inc. (Class B)
–	AB VPS Global Thematic Growth Portfolio
–	AB VPS Growth and Income Portfolio
–	AB VPS Large Cap Growth Portfolio
•	Davis Variable Account Fund, Inc.
–	Davis Financial Portfolio
–	Davis Real Estate Portfolio
–	Davis Value Portfolio
•	Fidelity Variable Insurance Products Funds (Service Class)
–	Fidelity VIP Contrafund® Portfolio
–	Fidelity VIP Equity-Income Portfolio
–	Fidelity VIP Growth Opportunities Portfolio
–	Fidelity VIP Mid Cap Portfolio
–	Fidelity VIP Government Money Market Portfolio
•	Franklin Templeton Variable Insurance Products Trust (Class 2 Shares)
–	Templeton Growth VIP Fund
•	Gabelli Capital Series Funds, Inc.
–	Gabelli Capital Asset Fund
•	Janus Henderson Series (Institutional Shares)
–	Janus Henderson Forty Portfolio
–	Janus Henderson Research Portfolio
–	Janus Henderson Enterprise Portfolio
–	Janus Henderson Global Research Portfolio
•	MFS® Variable Insurance Trust (Initial Class)
–	MFS® Growth Series
–	MFS® Investors Trust Series
–	MFS® New Discovery Series
–	MFS® Research Series
–	MFS® Total Return Series
•	The Prudential Series Fund, Inc. (Class II)
–	Jennison Portfolio
•	Value Line Centurion Fund
•	Value Line Strategic Asset Management Trust
•	Victory Variable Insurance Funds
–	Victory High Yield VIP Series
–	Victory INCORE Investment Quality Bond VIP Series
–	Victory INCORE Low Duration Bond VIP Series
–	Victory RS International VIP Series
–	Victory RS Large Cap Alpha VIP Series
–	Victory RS Small Cap Growth Equity VIP Series
–	Victory S&P 500 Index VIP Series
–	Victory SOPHUS Emerging Markets VIP Series

A Statement of Additional Information about the contract and the Separate Account is available free of charge by writing to GIAC at its Customer Service Office, P.O. Box 26210, Lehigh Valley, Pennsylvania 18002, or by calling the Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342). Its contents are noted in the section titled Other information: Where to get more information.

The Statement of Additional Information, which is also dated May 1, 2019, is incorporated by reference into this prospectus.

The Securities and Exchange Commission has a Web site (http://www.sec.gov) which you may visit to view this Prospectus, Statement of Additional Information and other information.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank or depository institution, and the contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency, and involves investment risk, including possible loss of the principal amount invested.

CONTENTS

This variable annuity contract may not be available in all states or jurisdictions. This prospectus does not constitute an offering in any state or jurisdiction in which such offering may not lawfully be made. GIAC does not authorize any information or representations regarding the offering described in this prospectus except for information in this prospectus or the statement of additional information or in any supplement thereto or in any supplemental sales material authorized by GIAC. This prospectus is not valid without the prospectuses for the Funds.

SUMMARY

SUMMARY

WHAT IS A VARIABLE ANNUITY CONTRACT?

A

VARIABLE ANNUITY CONTRACT allows you to accumulate tax-deferred savings which are invested in options that you choose. This is the Accumulation Period of the contract. On an agreed date, you or someone else you have named as the Annuitant will start receiving regular payments based on the Accumulation Value of your contract. This is the annuity period. The amount of the Annuity Payments will depend on earnings during the Accumulation Period, and afterward if you select a variable annuity option. That’s why this product is called a variable annuity.

HOW A VARIABLE ANNUITY WORKS

During the Accumulation Period, this contract allows you to allocate your Net Premium payments and Accumulation Value to as many as 20 Variable Investment Options, or 19 Variable Investment Options and the fixed-rate option.

When you allocate your premiums to the Variable Investment Options, you bear the risk of any investment losses. No assurance can be given that the value of the contract during the Accumulation Period, or the total amount of Annuity Payments made under the contract, will equal or exceed the Net Premium payments allocated to the Variable Investment Options. When you allocate your Net Premium payments to the fixed-rate option, the contract guarantees that they will earn a minimum rate of interest and the investment risk is borne by GIAC.

GIAC has established a Separate Account to hold the variable investments in its annuity contracts. The Separate Account has 39 investment divisions, corresponding to 39 Variable Investment Options, each of which invests in a mutual fund. Your Net Premiums are used to buy accumulation units in the investment divisions you have chosen, or are allocated to the fixed-rate option.

The total value of your contract’s investment in the investment divisions and in the fixed-rate option is known as the Accumulation Value. It’s determined by multiplying the number of variable accumulation units credited to your account in each investment division by the current value of the division’s units, and adding your value in the fixed-rate option.

The value of units in a variable investment division reflects the investment experience within the division. The value of units in the fixed-rate option reflects interest accrued at a rate not less than the guaranteed minimum specified in the contract. For a complete explanation, please see Financial information: How we calculate unit values.

THE ANNUITY PERIOD

Annuity payments under this contract must begin no later than the Annuitant’s 90th birthday. Distributions under the contract are taxable, and if you take money out of the contract before age 59 1/2, you may also incur a 10% Federal tax penalty on amounts included in your income. You may select one or a combination of annuity payout options under the contract:

•	Life annuity without a guaranteed period

•	Life annuity with a 10-year guaranteed period

•	Joint and survivor annuity

•	Variable Annuity Payments to age 100

•	Payments for a period certain

•	10-year guaranteed period

These payout options are available on either a variable or fixed-rate basis. Please see The annuity period.

OTHER CONTRACT FEATURES

Transfers among investment options

You can make transfers among the Variable Investment Options at any time, although such transfers may be severely restricted in an effort to protect against potential harm from frequent transfers. Please see Frequent transfers among the Variable Investment Options. Transfers to and from the fixed-rate option are only permitted during the Accumulation Period. Certain restrictions apply to transfers out of the fixed-rate option. Transfers must also comply with the rules of any retirement plan that apply. Please see The Accumulation Period: Transfers.

Death benefits

If you, or another person named as the Annuitant, should die before Annuity Payments begin, then we pay a death benefit to the Beneficiary. The contract also gives you

Payout options

Annuity payout options are available on either a variable or fixed-rate basis.

SUMMARY	PROSPECTUS	1

the option of purchasing riders that may provide a greater death benefit. Please see Other contract features: Death benefits.

Optional riders

The contract also gives you the option to purchase two other riders to provide additional benefits. Decade,SM the living benefit rider, provides that your contract value on the tenth anniversary is at least equal to your initial premium payment (adjusted for any partial withdrawals and excluding investment credits), provided you comply with certain rules. The earnings benefit rider may in certain circumstances increase the death benefit payable upon the Annuitant’s death if your contract earnings exceed your adjusted premium payments. Please refer to Other contract features.

Surrenders and partial withdrawals

At any time during the Accumulation Period, you may withdraw some or all of the amount you have saved in the contract. Taking out all you have saved is known as a surrender; taking out part of your savings is a partial withdrawal. A contingent deferred sales charge may apply to both surrenders and partial withdrawals. Once Annuity Payments begin, surrenders and partial withdrawals are only available with the Payment to age 100 or the Payments for a period certain annuity payout options. Please see The Accumulation Period: Surrenders and partial withdrawals. Surrenders from qualified plans may be restricted or forbidden by the plan document and may have negative tax consequences.

EXPENSES

The following are expenses that you will incur as a Contract Owner:

•	Operating expenses for mutual Funds comprising the Variable Investment Options

Management fees, 12b-1 fees, and other expenses associated with the Funds you may pay while owning the contract ranged from 0.38% to 1.33% in 2018, but may be different in the future. Actual charges will depend on the Variable Investment Options you select. We reserve the right to collect any redemption fee imposed by any Fund or if required by any regulatory authority.

•	Mortality and expense risk charges

1.05% annually of the net asset value of your Variable Investment Options.

•	Administrative expenses

0.20% annually of the net asset value of your Variable Investment Options.

•	Contract fee

An annual fee of $35, if the Accumulation Value in your contract is less than $100,000 on your contract’s anniversary date.

The following are expenses that you may incur as a Contract Owner:

•	Contingent deferred sales charges

A charge of 1% to 7% against any amount that you withdraw that has been in your contract for less than seven years. The actual amount will depend on the number of years the amount has been invested.

•	Enhanced death benefit expense

If you choose this benefit, the annual expense is 0.20% or 0.25% of the net asset value of your Variable Investment Options, depending on the rider chosen.

•	Living benefit rider expense

If you choose this rider, you will pay a daily charge based on an annual rate of 0.25% of the net assets of your Variable Investment Options.

•	Annuity taxes

A tax on premiums or Annuity Payments, applicable in some states and municipalities only, that currently range from 0.50% up to 3.5% of premiums paid to the contract.

•	Earnings benefit rider expense

If you choose this rider, you will pay a daily charge at an annual rate of 0.25% of the net asset value of your Variable Investment Options.

•	Partial withdrawal charge

During the annuity period, if you choose Fixed Payments to Age 100, Variable Annuity Payments to Age 100 or Payments for a Period Certain as an annuity payout option and you make more than one partial withdrawal in a calendar quarter, you will pay an administrative charge equal to the lesser of $25 or 2% of the amount of the partial withdrawal.

DECIDING TO PURCHASE A CONTRACT

You should consider purchasing a variable annuity contract if your objective is to invest over a long period of

2	PROSPECTUS	SUMMARY

time and to accumulate assets on a tax-deferred basis, generally for retirement. A tax-deferred accrual feature is provided by any tax-qualified arrangement. Therefore, you should have reasons other than tax deferral for purchasing the contract to Fund a tax-qualified arrangement. Pursuant to tax regulations, the contract is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) contracts. You have the right to examine the contract and return it for cancellation within 10 days of receiving it. This is known as the free-look period. The period may be longer than 10 days in some states. Because the laws and regulations that govern the contract vary among the jurisdictions where the contract is sold, some of the contract’s terms will vary depending on where you live.

We sell other variable annuity contracts with other features and charges. Please contact us if you would like more information.

For information about the compensation we pay for sales of the contracts, see Distribution of the contract.

Please see Appendix A: Summary financial information for more information about Separate Account E and Accumulation Unit values.

Please see Special terms used in this prospectus for definitions of key terms.

Free-look period

You have the right to examine the contract and return it for cancellation within 10 days of receiving it. This is known as the free-look period.

SUMMARY	PROSPECTUS	3

EXPENSE TABLES

Expenses

The tables will assist you in understanding the various costs and expenses of the Separate Account and its underlying Funds. Fund prospectuses provide a more complete description of the various costs and expenses of the underlying Variable Investment Options.

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value among investment options. State premium taxes may also be deducted.*

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases:	None
Contingent Deferred Sales Charge	7% of total premiums declining annually[1]
Number of contract years completed	Contingent deferred sales charge percentage
0	7%
1	6%
2	5%
3	4%
4	3%
5	2%
6	1%
7+	0% and thereafter
Transfer Fee:	Maximum: $25 Current: $0

* If you reside in a state that requires us to deduct a premium tax, this tax can range from 0.5% to 3.5% of the contract Accumulation Value, depending on the state requirements.

1 The contingent deferred sales charge is assessed on premiums withdrawn that have been in your contract for less than seven contract years. You may withdraw in each contract year, without a deferred sales charge, the greater of: (i) the excess of the Accumulation Value on the date of withdrawal over the aggregate Net Premium payments that have not been previously withdrawn, or (ii) 10% of the total premium payments made, minus the aggregate amount of all prior partial withdrawals made in the contract year.

There is a partial withdrawal charge that applies to partial withdrawals during the annuity period in excess of one per quarter. This charge is the lesser of $25 or 2% of the partial withdrawal amount. Partial withdrawals are only available during the annuity period if you choose one of the two payments to 100 annuity payout options or the period certain annuity payout option.

4	PROSPECTUS	EXPENSE TABLES

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the fees and expenses of the underlying mutual funds associated with the Variable Investment Options.

Annual Contract Fee:	$35.00*
*	The annual contract fee may be lower where required by state law.

SEPARATE ACCOUNT LEVEL ANNUAL EXPENSES

(as a percentage of daily net asset value)

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

	Contracts with no rider benefits	Contracts with 7 yr EDB	Contracts with 7 yr EDB and LB or EB	Contracts with 7 yr EDB LB and EB	Contracts with any one of CAEDB LB or EB	Contracts with any two of CAEDB LB and EB	Contracts with CAEDB LB and EB
Mortality & Expense Risk Charge	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
Other Separate Account Fees
• Administrative Charge	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Charges for Additional Riders
7 year Enhanced Death Benefit (7yrEDB)	0.00%	0.20%	0.20%	0.20%	0.00%	0.00%	0.00%
Contract Anniversary Enhanced Death Benefit (CAEDB)
Living Benefit (LB)}	0.00%	0.00%	0.25%	0.50%	0.25%	0.50%	0.75%
Earnings Benefit (EB)
Subtotal Other Separate Account Fees	0.20%	0.40%	0.65%	0.90%	0.45%	0.70%	0.95%
Total Separate Account Level and Additional Rider Annual Expenses	1.25%	1.45%	1.70%	1.95%	1.50%	1.75%	2.00%

The next item shows the lowest and highest total operating expenses charged by the mutual fund companies for the last completed fiscal year. Expenses may be different in the future. More detail concerning fees and expenses is contained in the prospectus for each underlying mutual fund.

TOTAL ANNUAL UNDERLYING MUTUAL FUND OPERATING EXPENSES

(expenses that are deducted from the assets of the underlying mutual funds including management fees, distribution and/or service (12b-1) fees, and other expenses)

	Lowest	Highest
Total Annual Underlying Mutual Fund Operating Expenses (before applicable waivers and reimbursements)**	0.38%	1.33%

The fee and expense information regarding the underlying mutual funds was provided by those mutual funds.

**	“Total Annual Underlying Mutual Fund Operating Expenses” are for the fiscal year ending December 31, 2018. It is important for contractowners to understand that a decline in the underlying mutual funds’ average net assets during the current fiscal year as a result of market volatility or other factors could cause the Funds’ expense ratios for the Funds’ current fiscal year to be higher than the expense information presented.

EXPENSE TABLES	PROSPECTUS	5

Expense Examples

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses, contract fees, separate account annual expenses and underlying mutual fund fees and expenses.

The Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume: a) 1.33% maximum and (b) 0.38% minimum fees and expenses of any of the underlying mutual funds. Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

Chart 1. Chart 1 below assumes you select the Basic Contract with the Contract Anniversary Enhanced Death Benefit, Living Benefit and Earnings Benefit Riders, which is the most expensive way to purchase the contract. In this example, you surrender your contract at the end of the applicable time period.

Time Periods

1 year	3 years	5 years	10 years
$1,085	$1,666	$2,264	$4,035
$ 985	$1,371	$1,780	$3,108

Chart 2. Chart 2 below assumes you select the Basic Contract with the Contract Anniversary Enhanced Death Benefit, Living Benefit and Earnings Benefit Riders, which is the most expensive way to purchase the contract. In this example, you annuitize your contract or you do not surrender your contract at the end of the applicable time period:

Time Periods

1 year	3 years	5 years	10 years
$385	$1,166	$1,964	$4,035
$285	$ 871	$1,480	$3,108

Chart 3. Chart 3 below assumes you select the Basic Contract without any Riders, which is the least expensive way to purchase the contract. In this example, you surrender your contract at the end of the applicable time period:

Time Periods

1 year	3 years	5 years	10 years
$1,006	$1,434	$1,883	$3,311
$ 906	$1,134	$1,383	$2,309

Chart 4. Chart 4 below assumes you select the Basic Contract without any Riders, which is the least expensive way to purchase the contract. In this example, you annuitize your contract or you do not surrender your contract at the end of the applicable time period:

Time Periods

1 year	3 years	5 years	10 years
$306	$934	$1,583	$3,311
$206	$634	$1,083	$2,309

A table of Accumulation Unit values is in Appendix A – Summary Financial Information.

6	PROSPECTUS	EXPENSE TABLES

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The Guardian Insurance & Annuity Company, Inc. (GIAC) is a stock life insurance company incorporated in the state of Delaware in 1970. GIAC, which issues the contracts offered with this prospectus, is licensed to conduct an insurance business in all 50 states of the United States and the District of Columbia. The company had total admitted assets (Statutory basis) of over $13.3 billion as of December 31, 2018. Its financial statements appear in the Statement of Additional Information.

GIAC’s executive office is located at 7 Hanover Square, New York, New York 10004. The mailing address of the GIAC Customer Service Office, which administers these contracts, is P.O. Box 26210, Lehigh Valley, Pennsylvania 18002.

GIAC is wholly owned by The Guardian Life Insurance Company of America (Guardian Life), a mutual life insurance company organized in the State of New York in 1860. As of December 31, 2018, Guardian Life had total admitted assets (Statutory basis) in excess of $58.4 billion. Guardian Life does not issue the contracts offered under this prospectus and does not guarantee the benefits they provide.

EXPENSE TABLES	PROSPECTUS	7

BUYING A CONTRACT

Tax Free ‘Section 1035’ Exchanges

You can generally exchange one annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge and tax, including a possible penalty tax, on your old contract, and there will be a new surrender charge period for this contract and other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this contract (that person will generally earn a commission if you buy this contract through an exchange or otherwise).

THE APPLICATION FORM

If you would like to buy a contract, you must complete and sign the application form. You or your agent then must send it, along with your initial premium payment, by regular U.S. mail to the following address:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

P.O. Box 26210

Lehigh Valley, Pennsylvania 18002

If you wish to send your application or other paperwork and payment by certified, registered or express mail, please address it to:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

6255 Sterner’s Way

Bethlehem, Pennsylvania 18017

Our decision to accept or reject your application is based on administrative rules such as whether you have completed the form completely and accurately. We have the right to reject any application or initial premium payment for any reason.

If we accept your application as received, we will credit your Net Premium payment to your new contract within two Business Days. If your application is not complete within five Business Days of our receiving it, we will return it to you along with your payment.

If you are considering purchasing a contract with the proceeds of another annuity or life insurance contract, it may not be advantageous to replace the existing contract by purchasing this contract. A variable annuity is not a short-term investment.

PAYMENTS

We require a minimum initial premium payment of $500. Thereafter, the minimum additional payment is $100. However, if you purchase a contract through an employer payroll deduction plan, we will accept purchase payments below $100. We will not accept an initial premium payment greater than $2,000,000 without prior permission from an authorized officer of GIAC. Without our written consent, total flexible premium payments made in any contract year after the first may not exceed $1,000,000.

Pursuant to tax regulations, the contract is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) contracts.

8	PROSPECTUS	BUYING A CONTRACT

THE ACCUMULATION PERIOD

Accumulation

units

The value of accumulation units will vary as you earn interest in the fixed-rate option or as the value of investments rises and falls in the Variable Investment Options.

HOW WE ALLOCATE YOUR PREMIUM PAYMENTS

After we receive your initial premium payment and issue a contract to you, we will credit subsequent Net Premium payments to your contract on the same day we receive them, provided we receive them prior to the close of our regular Business Day in Good Order.

If we receive your payment on a non-business day, or after our close, we will credit it on the next Business Day. If required in your state or municipality, annuity taxes are deducted from your payment before we credit it to your contract. We call the amount remaining after this deduction the Net Premium payment.

If you cancel a premium payment or your premium payment is returned for insufficient funds, we reserve the right to reverse the investment options chosen. You may also be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the investment options chosen.

We use your Net Premium payments to purchase accumulation units in the Variable Investment Options you have chosen or in the fixed-rate option, according to your instructions in the application or as later changed. The prices of accumulation units are set daily because they change along with the share values of the underlying Funds also includes the daily portion of Separate Account applicable to your contract and any riders chosen. See the Separate Account Level Annual Expenses table under the Expense Tables section. The amount you pay for each unit will be the next price calculated after we receive and accept your payment.

The value of accumulation units will vary as you earn interest in the fixed-rate option or as the value of investments rises and falls in the Variable Investment Options.

You can change your investment option selections or your percentage allocations by notifying us in writing. We will apply your new instructions to subsequent Net Premium payments after we receive and accept them. Please remember that you cannot invest in more than 20 Variable Investment Options, or 19 Variable Investment Options and the fixed-rate option, at any given time.

AUTOMATED PURCHASE PAYMENTS

You may elect to participate in our automated payment program by authorizing your bank to deduct money from your checking account to make monthly purchase payments. We will debit your checking account on the 15th of each month or the next Business Day if the 15th is not a Business Day. You tell us the amount of the monthly purchase payment and specify the effective date on our authorization form. You may request to participate, change the amount of your purchase payments, change bank accounts or terminate the program at any time prior to the first of the month for your requested transaction to be processed for that month. For IRAs, the maximum monthly purchase payment is 1/12th of your allowable annual contribution.

ACCUMULATION PERIOD	PROSPECTUS	9

THE SEPARATE ACCOUNT

GIAC has established a Separate Account, known as Separate Account E, to receive and invest your premium payments in the Variable Investment Options. The Separate Account has 39 investment divisions, corresponding to the 39 Funds available to you. The performance of each division is based on the Fund in which it invests.

The Separate Account was established by GIAC on September 26, 1996. It is registered as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act) and meets the definition of a separate account under federal securities laws. State insurance law provides that the assets of the Separate Account equal to its reserves and other liabilities are not chargeable with GIAC’s obligations except those under annuity contracts issued through the Separate Account. Income, gains and losses of the Separate Account are kept separate from other income, gains or losses of the Contract Owner.

Each investment division is administered and accounted for as part of the general business of GIAC. Under Delaware law, the income and capital gains or capital losses of each investment division, whether realized or unrealized, are credited to or charged against the assets held in that division according to the terms of each contract, without regard to other income, capital gains or capital losses of the other investment divisions or of GIAC. Contract obligations are GIAC’s responsibility. According to Delaware insurance law, the assets of the Separate Account are not chargeable with liabilities arising out of any other business GIAC may conduct. Please see Financial Information: Federal tax matters.

We have the right to make changes to the Separate Account, to the investment divisions within it, and to the Fund shares they hold. We may make these changes for some or all contracts. These changes must be made in a manner that is consistent with laws and regulations. When necessary, we’ll use this right to serve your best interests and to carry out the purposes of the contract. Possible changes to the Separate Account and the investment divisions include:

•	deregistering the Separate Account under the 1940 Act,

•	operating the Separate Account as a management investment company, or in another permissible form,

•	combining two or more Separate Accounts or investment divisions,

•	transferring assets between investment divisions, or into another Separate Account, or into GIAC’s general account,

•	modifying the contracts where necessary to preserve the favorable tax treatment that Owners of variable annuities currently receive under the Internal Revenue Code,

•	eliminating the shares of any of the Funds and substituting shares of another appropriate Fund (which may have different fees and expenses or may be available/closed to certain purchasers), and

•	adding to or suspending your ability to make allocations or transfers into any variable investment option or the fixed-rate option.

10	PROSPECTUS	ACCUMULATION PERIOD

VARIABLE INVESTMENT OPTIONS

You may choose to invest in a maximum of 20 of the 39 Variable Investment Options or 19 of the Variable Investment Options and the fixed-rate option at any time. Each Fund is an open-end management investment company, registered with the Securities and Exchange Commission under the 1940 Act.

The Funds have different investment objectives which influence their risk and return. The table below summarizes their main characteristics.

Variable

investment options

You may choose to invest in a maximum of 20 of the 39 Variable Investment Options or 19 of the Variable Investment Options and the fixed-rate option at any time.

ACCUMULATION PERIOD	PROSPECTUS	11

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
AB VPS Global Thematic Growth Portfolio (Class B)	Long-term growth of capital.	Invests in equities of developed and emerging-market companies, diversified across industries, including both newer companies and well-known, established companies of all market caps. Normally holds equities of 60-80 companies.	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, NY 10105
AB VPS Growth and Income Portfolio (Class B)	Long-term growth of capital.	Invests primarily in U.S. stocks, although it may invest in non-U.S. securities. Invests in companies of any size and in any industry. Normally holds equities of approximately 60-90 companies.	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, NY 10105
AB VPS Large Cap Growth Portfolio (Class B)	Long-term growth of capital.	Invests primarily in large-cap US stocks, although it may invest in non-US securities. Normally holds equities of 50-70 companies.	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, NY 10105
Davis Financial Portfolio	Long-term growth of capital.	Davis Financial Portfolio invests at least 80% of the Fund’s net assets, plus any borrowing for investment purposes, in securities issued by companies principally engaged in the financial services sector. The Fund invests principally in common stocks (including indirect holdings of common stock through depositary receipts).	Davis Selected Advisers, LP 2949 East Elvira Road Suite 101 Tucson, AZ 85756	Davis Selected Advisers – NY, Inc. 620 Fifth Avenue 3rd Floor New York, New York 10020
Davis Real Estate Portfolio	Total return through a combination of growth and income.	Davis Real Estate Portfolio invests at least 80% of the Fund’s net assets, plus any borrowing for investment purposes, in securities issued by companies principally engaged in the real estate industry. The Fund invests principally in common stocks (including indirect holdings of common stock through depositary receipts).	Davis Selected Advisers, LP 2949 East Elvira Road Suite 101 Tucson, AZ 85756	Davis Selected Advisers – NY, Inc. 620 Fifth Avenue 3rd Floor New York, New York 10020
Davis Value Portfolio	Long-term growth of capital.	Davis Value Portfolio invests principally in common stocks (including indirect holdings of common stock through depositary receipts) issued by large companies with market capitalizations of at least $10 billion. Historically, the Fund has invested a significant portion of its assets in financial services companies and in foreign companies, and may also invest in mid- and small-capitalization companies.	Davis Selected Advisers, LP 2949 East Elvira Road Suite 101 Tucson, AZ 85756	Davis Selected Advisers – NY, Inc. 620 Fifth Avenue 3rd Floor New York, New York 10020
Fidelity VIP Contrafund® Portfolio (Service Class)	The fund seeks long-term capital appreciation.	Normally investing primarily in common stocks. Investing in securities of companies whose value Fidelity Management & Research Company (FMR) believes is not fully recognized by the public. Investing in domestic and foreign issuers. Investing in either “growth” stocks or “value” stocks or both. Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.	Fidelity Management & Research Company and its affiliates 245 Summer Street Boston, MA 02210	FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund. 245 Summer Street Boston, MA 02210

12	PROSPECTUS	ACCUMULATION PERIOD

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Fidelity VIP Equity-Income Portfolio (Service Class)	The fund seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Normally investing at least 80% of assets in equity securities. Normally investing primarily in income-producing equity securities, which tends to lead to investments in large cap “value” stocks. Potentially investing in other types of equity securities and debt securities, including lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds). Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments. Potentially using covered call options as tools in managing the fund’s assets.	Fidelity Management & Research Company and its affiliates 245 Summer Street Boston, MA 02210	FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund. 245 Summer Street Boston, MA 02210
Fidelity VIP Government Money Market Portfolio (Service Class 2)(i)	The fund seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Normally investing at least 99.5% of total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities). Investing in U.S. Government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury. Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.	Fidelity Management & Research Company and its affiliates 245 Summer Street Boston, MA 02210	Fidelity Investments Money Management, Inc. and other investment advisers serve as sub-advisers for the fund. One Spartan Way Merrimack, NH 03054
Fidelity VIP Growth Opportunities Portfolio (Service Class)	The fund seeks to provide capital growth.

Normally investing primarily in common stocks.

Investing in companies that Fidelity Management & Research Company (FMR) believes have above-average growth potential (stocks of these companies are often called “growth” stocks). Investing in domestic and foreign issuers.

Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

			Fidelity Management & Research Company and its affiliates 245 Summer Street Boston, MA 02210	FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund. 245 Summer Street Boston, MA 02210
(i)

There is no assurance that this Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.

ACCUMULATION PERIOD	PROSPECTUS	13

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Fidelity VIP Mid Cap Portfolio (Service Class)	The fund seeks long-term growth of capital.	Normally investing primarily in common stocks. Normally investing at least 80% of assets in securities of companies with medium market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell Midcap® Index or the S&P MidCap 400® Index). Potentially investing in companies with smaller or larger market capitalizations. Investing in domestic and foreign issuers. Investing in either “growth” stocks or “value” stocks or both. Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.	Fidelity Management & Research Company and its affiliates 245 Summer Street Boston, MA 02210	FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund. 245 Summer Street Boston, MA 02210
Templeton Growth VIP (Class 2 Shares)	Seeks long-term capital growth.	Under normal market conditions, the fund invests predominantly in equity securities of companies located anywhere in the world, including developing markets.	Templeton Global Advisors Limited Box N-7759, Lyford Cay Nassau, Bahamas
Gabelli Capital Asset Fund	Growth of capital; current income as secondary objective.	U.S. common stock, preferred stock and securities that may be converted at a later time into common stock. Up to 25% of the Fund’s assets may be invested in securities of foreign issuers.	Gabelli Funds, LLC One Corporate Center Rye, NY 10580-1422
Invesco V.I. American Franchise Fund (Series I)	Seeks capital growth.	The Fund invests, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers.	Invesco Advisers, Inc. 1555 Peachtree Street N.E. Atlanta, GA 30309
Invesco V.I. Core Equity Fund (Series I)	Long-term growth of capital.	The portfolio management team seeks to construct a portfolio of issuers that have high or improving return on invested capital, quality management, a strong competitive position and which are trading at compelling valuations. The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and in derivatives and other instruments that have economic characteristics similar to such securities.	Invesco Advisers, Inc. 1555 Peachtree Street N.E. Atlanta, GA 30309
Invesco V.I. Government Securities Fund (Series I)	Total return, comprised of current income and capital appreciation.	The Fund invests, under normal circumstance, at least 80% of its net assets (plus any borrowing for investment purposes) in debt securities issued, guaranteed or otherwise backed by the U.S. government or its agencies, instrumentalities or sponsored corporations, and in derivatives and other instruments that have economic characteristics similar to such securities.	Invesco Advisers, Inc. 1555 Peachtree Street N.E. Atlanta, GA 30309

14	PROSPECTUS	ACCUMULATION PERIOD

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Invesco V.I. Government Securities Fund (Series II)	Total return, comprised of current income and capital appreciation.	The Fund invests, under normal circumstance, at least 80% of its net assets (plus any borrowing for investment purposes) in debt securities issued, guaranteed or otherwise backed by the U.S. government or its agencies, instrumentalities or sponsored corporations, and in derivatives and other instruments that have economic characteristics similar to such securities.	Invesco Advisers, Inc. 1555 Peachtree Street N.E. Atlanta, GA 30309
Invesco V.I. Growth and Income Fund (Series II)	Seek long term growth of capital and income.	Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objective by investing primarily in income-producing equity securities, including common stocks and convertible securities.	Invesco Advisers, Inc. 1555 Peachtree Street N.E. Atlanta, GA 30309
Invesco V.I. Managed Volatility Fund (Series I)	Both capital appreciation and current income while managing portfolio volatility.	The Fund invests primarily in equity and fixed income securities, and derivatives and other instruments that have economic characteristics similar to such securities. The Fund will also invest in derivatives that the Adviser believes will decrease the volatility level of the Fund’s annual returns.	Invesco Advisers, Inc. 1555 Peachtree Street N.E. Atlanta, GA 30309
Janus Henderson Enterprise Portfolio (Institutional Shares)	Seeks long-term growth of capital.	The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the Russell Midcap® Growth Index. Market capitalization is a commonly used measure of the size and value of a company. The Portfolio may also invest in foreign securities, which may include investments in emerging markets. In addition, the Portfolio’s investments may include securities of real-estate related companies, including real estate investment trusts.	Janus Capital Management LLC 151 Detroit Street Denver, CO 80206-4805
Janus Henderson Forty Portfolio (Institutional Shares)	Seeks long-term growth of capital.	The Portfolio pursues its investment objective by normally investing primarily in a core group of 20-40 common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The Portfolio may also invest in foreign securities, which may include investments in emerging markets. The Portfolio may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.	Janus Capital Management LLC 151 Detroit Street Denver, CO 80206-4805

ACCUMULATION PERIOD	PROSPECTUS	15

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Janus Henderson Research Portfolio (Institutional Shares)	Seeks long-term growth of capital.	The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The Portfolio may also invest its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. The types of derivatives in which the Portfolio may invest include options and swaps. The Portfolio may use derivatives to manage the Portfolio’s equity exposure, to offset risks associated with an investment or market conditions, and to gain access to markets where direct investment may be restricted or unavailable. The Portfolio may also hold derivatives, such as warrants, in connection with corporate actions. The Portfolio may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.	Janus Capital Management LLC 151 Detroit Street Denver, CO 80206-4805
Janus Henderson Global Research Portfolio (Institutional Shares)	Seeks long-term growth of capital.	The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size located anywhere in the world, from larger, well-established companies to smaller, emerging growth companies. The Portfolio typically invests at least 40% of its net assets in securities of issuers or companies that are economically tied to different countries throughout the world, excluding the United States. The Portfolio may have significant exposure to emerging markets. Because the Portfolio’s investments in foreign securities are partially based on the composition of the Portfolio’s benchmark index, the MSCI World IndexSM, the Portfolio’s exposure to foreign markets may fluctuate in connection with variations in the foreign exposure of the Portfolio’s benchmark index. The Portfolio may also invest in foreign equity securities.	Janus Capital Management LLC 151 Detroit Street Denver, CO 80206-4805
Jennison Portfolio (Class II)	Long-term growth of capital.	Equity and equity-related securities of major, established corporations believed to have above average growth prospects.	PGIM Investments LLC 655 Broad Street Newark, NJ 07102	Jennison Associates LLC 466 Lexington Avenue New York, NY 10017

16	PROSPECTUS	ACCUMULATION PERIOD

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
MFS® Growth Series (Initial Class)	Seeks capital appreciation.	Normally invests primarily in equity securities. Focuses on investing in the stocks of companies MFS believes to have above average earnings growth potential compared to other companies (growth companies). Primarily invests in companies with large capitalizations but may invest in companies of any size. The fund may invest in foreign securities.	Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199
MFS® Investors Trust Series (Initial Class)	Seeks capital appreciation.	Normally invests primarily in equity securities. Primarily invests in companies with large capitalizations, but may invest in companies of any size. The fund may invest in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies. MFS may invest the fund’s assets in foreign securities.	Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199
MFS® New Discovery Series (Initial Class)	Seeks capital appreciation.	Normally invests primarily in equity securities. Focuses on investing in the stocks of companies MFS believes to have above average earnings growth potential compared to other companies (growth companies). Primarily invests in companies with small capitalizations, but may invest in companies of any size. MFS may invest the fund’s assets in foreign securities.	Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199
MFS® Research Series (Initial Class)	Seeks capital appreciation.	Normally invests primarily in equity securities. The fund may invest in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies. Primarily invests in companies with large capitalizations, but may invest in companies of any size. In conjunction with a team of investment research analysts, sector leaders select investments for the fund. The fund may invest in foreign securities.	Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199

ACCUMULATION PERIOD	PROSPECTUS	17

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
MFS® Total Return Series (Initial Class)	Seeks total return.	The fund invests in a combination of equity securities and debt instruments. MFS generally invests approximately 60% of the fund’s assets in equity securities and approximately 40% of the fund’s assets in debt instruments. These weightings do not reflect the fund’s cash balance and can vary over time due to market movements and cash flows. Of the fund’s investments in equity securities, MFS focuses on investing the fund’s assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). MFS normally invests a portion of the fund’s assets in income-producing equity securities. The fund may invest in foreign securities. While the fund may invest the equity portion of the fund’s assets in companies of any size, it primarily invests in companies with large capitalizations. Of the fund’s investments in debt instruments, MFS generally invests substantially all of these investments in investment grade quality debt instruments. MFS normally invests the fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry or sector.	Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199
Victory Sophus Emerging Markets VIP Series	Long-term capital appreciation.	Normally invests at least 80% of its net assets in securities of emerging market companies, which may include common stocks, preferred stocks, or other securities convertible into common stock. For purposes of this investment strategy, an emerging market country is one that is included in the MSCI emerging market indices or the MSCI frontier market indices, or whose economy or markets are classified by the International Finance Corporation and the World Bank to be emerging or developing, as well as any country classified by the United Nations as developing or any country that has economies, industries, and stock markets with similar characteristics. Also for purposes of this investment strategy, a company is considered an emerging market company if it is organized under the laws of, or has its principal office in, an emerging market country; derives 50% or more of its revenue from goods produced, services performed, or sales made in emerging market countries; or for which the principal securities market is located in an emerging market country.	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144

18	PROSPECTUS	ACCUMULATION PERIOD

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Victory High Yield VIP Series	To seek current income. Capital appreciation is a secondary objective.	Normally invests at least 80% of its net assets in debt securities and other investments that, at the time of purchase, are rated below investment grade. For purposes of this investment strategy, an investment is considered to be rated below investment grade if it is rated by Moody’s Investors Service, Inc. and Standard & Poor’s Ratings Group Ba1 or BB+, respectively, or lower or, if unrated, has been determined by the investment team to be of comparable quality. The debt securities and other investments in which the Fund invests may include, for example, corporate bonds, mortgage-backed and asset-backed securities, zero-coupon bonds, “payment-in-kind” securities, convertible bonds, and loans. The Fund may invest in loans and corporate bonds issued in connection with highly leveraged transactions such as mergers, leveraged buy-outs, re-capitalizations, and acquisitions.	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144	Park Avenue Institutional Advisers LLC 7 Hanover Square New York, NY 10004
Victory RS International VIP Series	Long-term capital appreciation.	Normally invests at least 80% of its net assets in common stocks and convertible securities issued by (i) companies organized, domiciled, or with a principal office outside of the United States, (ii) companies which primarily trade in a market located outside of the United States, or (iii) companies which do a substantial amount of business outside of the United States. For purposes of this investment strategy, a company is considered to do a substantial amount of business outside of the United States if a company derives at least 50% of its revenue or profits from business outside the United States or has at least 50% of its sales or assets outside the United States. The Fund does not usually focus its investments in a particular industry or country.	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144

ACCUMULATION PERIOD	PROSPECTUS	19

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Victory INCORE Investment Quality Bond VIP Series	To seek a high level of current income and capital appreciation without undue risk to principal.	Normally invests at least 80% of its net assets in investment-grade debt securities. The Fund’s fixed income securities may include without limitation: U.S. government securities, including securities issued by agencies or instrumentalities of the U.S. government; long- and short-term corporate debt obligations; mortgage-backed securities, including collateralized mortgage obligations (CMOs) and commercial mortgage-backed securities (CMBS); asset-backed securities, including collateralized debt obligations (CDOs); and U.S. dollar-denominated obligations of foreign governments, corporations and banks (i.e., Yankee Bonds).	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144
Victory RS Large Cap Alpha VIP Series	Long-term capital appreciation.	Normally invests at least 80% of its net assets in companies considered by the Fund’s investment management team to be (at the time of purchase) large-capitalization companies. For purposes of this investment strategy, a company is considered to be large-capitalization if its market capitalization is at least $5 billion.	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144
Victory INCORE Low Duration Bond VIP Series	A high level of current income consistent with preservation of capital.	Normally invests at least 80% of its net assets in debt securities. The Fund’s fixed income securities may include without limitation: U.S. government securities, including securities issued by agencies or instrumentalities of the U.S. government; long- and short-term corporate debt obligations; mortgage-backed securities, including collateralized mortgage obligations (CMOs) and commercial mortgage-backed securities (CMBS); asset-backed securities, including collateralized debt obligations (CDOs); and U.S. dollar-denominated obligations of foreign governments, corporations and banks (i.e., Yankee Bonds).	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144

20	PROSPECTUS	ACCUMULATION PERIOD

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Victory S&P 500 Index VIP Series	To track the investment performance of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”), which emphasizes securities issued by large U.S. companies.	Normally invests primarily in stocks of companies included in the S&P 500 by investing at least 95% of its net assets in the stocks of companies included in the S&P 500. Because the Fund is intended to track the performance of the S&P 500, the Fund’s investment management team does not actively determine the stock selection or sector allocation. The S&P 500 is an unmanaged index of 500 common stocks selected by Standard & Poor’s as representative of a broad range of industries within the U.S. economy, including foreign securities. The S&P 500 is composed primarily of stocks issued by large-capitalization companies. The securities selected for the portfolio are those securities that are included in the S&P 500, in approximately the same percentages as those securities are included in the index. For purposes of this investment strategy, the percentage weighting of a particular security in the S&P 500 is determined by that security’s relative total market capitalization – which is the market price per share of the security multiplied by the number of shares outstanding. To track the S&P 500 as closely as possible, the Fund attempts to remain fully invested in stocks.	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144
Victory RS Small Cap Growth Equity VIP Series	Long-term capital growth.	Normally invests at least 80% of its net assets in equity securities of small-capitalization companies, which may include common stocks, preferred stocks, or other securities convertible into common stock. For purposes of this investment strategy, a company is considered to be a small-capitalization company if its market capitalization (at the time of purchase) is less than $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter, whichever is greater.	Victory Capital Management Inc. 4900 Tiedeman Road 4th Floor Brooklyn, Ohio 44144
Value Line Centurion Fund	Long-term growth of capital.	U.S. common stocks with selections based on the Value Line Timeliness™ Ranking System.	EULAV Asset Management 7 Times Square 21st Floor 42nd Street New York, NY 10036
Value Line Strategic Asset Management Trust	High total investment return consistent with reasonable risk.	U.S. common stocks, bonds and money market instruments.	EULAV Asset Management 7 Times Square 21st Floor 42nd Street New York, NY 10036

ACCUMULATION PERIOD	PROSPECTUS	21

Before investing

Please read the accompanying Fund prospectuses carefully. They contain important information on the investment objectives, policies, charges and expenses of the Funds.

Selection of Funds

The Funds offered through this product were selected by GIAC based on various factors, including but not limited to asset class coverage, the strength of the advisor’s or sub-advisor’s reputation and tenure, brand recognition, investment performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the Fund or its advisor or other service providers provide any revenue to us and the amount of any such revenue (discussed above). In addition, we may include certain Funds, such as the Victory High Yield VIP Series, because they are managed or advised by one of our affiliates. We may also consider whether and to what extent the fund’s advisor or an affiliate distribute or provide marketing support for the contracts.

You are responsible for choosing your investment options, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since investment risk is borne by you, decisions regarding investment allocations should be carefully considered. We encourage you to thoroughly investigate all of the information regarding the Funds that is available to you, including the fund’s prospectus, statement of additional information, and annual and semi-annual shareholder reports. Other sources such as the fund’s website or newspapers and financial and other magazines may provide more current information, including information about any regulatory actions or investigations relating to the Funds. After you select investment options for your initial premium payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the value of your contract resulting from the investment performance of the Funds you have chosen.

We do not recommend or endorse any particular Fund and we do not provide investment advice.

22	PROSPECTUS	ACCUMULATION PERIOD

Fixed-rate option

In the fixed-rate option, we guarantee that the Net Premium payments you invest will earn daily interest at a minimum annual rate of 3%.

When you buy a contract, please note:

•	You can choose up to 20 investment options at any one time.

•	If you select the fixed-rate option, you are limited to an additional 19 variable options.

•	There are no initial sales charges on the premium payments that you allocate to the Variable Investment Options.

•	All of the dividends and capital gains distributions that are payable to Variable Investment Options are reinvested in shares of the applicable Fund at the current net asset value.

•	When the annuity period of the contract begins, we will apply your Accumulation Value to a payment option in order to make Annuity Payments to you.

•

You can arrange to transfer your investments among the options or change your future allocations by notifying us in writing or by telephone at our Customer Service Contact Center. Currently, there is no fee for this, but we reserve the right to charge a fee, to limit the number of transactions or otherwise restrict transaction privileges. Please see the Transfers section for more information on fees and restrictions on transfers.

•	You can change Beneficiaries as long as the Annuitant is living.

FIXED-RATE OPTION

The fixed-rate option is not registered under the Securities Act of 1933 or as an investment company under the 1940 Act, and is therefore not subject to the provisions or restrictions of these Acts. However, the following disclosure about the fixed-rate option may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements not in prospectuses. The fixed-rate option may not be available for allocation in all states in which the contracts are available. We reserve the right to suspend, discontinue or otherwise restrict the availability of the fixed-rate option for payments under new or existing contracts.

In the fixed-rate option, we guarantee that the Net Premium payments you invest will earn daily interest at a minimum annual rate of 3%. You can allocate all of your Net Premium payments to this option, or you may choose it as one of your investment selections. The value of your Net Premiums invested in the fixed-rate option does not vary with the investment experience of any Fund. The money that you put into your fixed-rate option becomes part of GIAC’s general assets.

At certain times we may choose to pay interest at a rate higher than 3%, but we aren’t obliged to do so. Higher interest rates are determined at our discretion, and we can change them prospectively without notice. We don’t use a specific formula to determine interest rates; rather we consider such factors as general economic trends, current rates of return on our general account investments, regulatory and tax requirements, and competitive factors. The rate of interest we pay hasn’t been limited by our Board of Directors.

Here are some of the important conditions that apply when we pay interest on your investments in the fixed-rate option:

•	The initial interest rate that we credit to your premiums or transfers will be whatever rate is in effect on the date the amounts are allocated to the fixed-rate option.
•	This interest rate will continue until the next Contract Anniversary date (unless you have elected Dollar Cost Averaging from the fixed-rate option over a shorter period of time).

•

At that time, all payments and transfers allocated to the fixed-rate option during the previous year, together with interest earned, will be credited with the rate of interest in effect on the renewal date, known as the renewal rate.

•	The renewal rate will be guaranteed until the next Contract Anniversary date.

ACCUMULATION PERIOD	PROSPECTUS	23

Transfers

You generally can transfer money among Variable Investment Options both before and after the date Annuity Payments begin. You can also transfer to and from the fixed-rate option, but only before the date Annuity Payments are scheduled to begin.

If your state’s insurance department permits, your contract may have what’s known as a bailout rate. If the renewal rate set on any Contract Anniversary date is less than the bailout rate, you can withdraw all or part of the money you have invested for at least one year in the fixed-rate option from the contract without incurring a deferred sales charge. We must receive your written request in Good Order for such a withdrawal at our Customer Service Office within 60 days after the Contract Anniversary.

TRANSFERS

You can transfer money among Variable Investment Options or change your future percentage allocations to options both before and after the date Annuity Payments begin. You can also transfer to and from the fixed-rate option, but only before the date Annuity Payments begin. Transfers are subject to certain conditions, which are described below.

If you are considering a transfer or change in your allocations, be sure to look into each option carefully and make sure your decisions will help you to achieve your long-term investment goals.

During the Accumulation Period and up to 30 days before the date Annuity Payments are scheduled to begin, you can transfer all or part of your Accumulation Value among the contract options. These transfers are subject to the following rules:

•

We permit transfers from the fixed-rate option to any variable investment option only once each contract year, during the 30 days beginning on the Contract Anniversary date. There is an exception for the dollar cost averaging feature: amounts that have been in the fixed-rate option longest will be transferred out first. The maximum yearly transfer from the fixed-rate option is the greater of the following:

–	33 1/3% of the amount in the fixed-rate option on the applicable Contract Anniversary date, or

–	$10,000, or

–	the total dollar amount transferred from the fixed-rate option in the previous contract year multiplied by 1.15.
•	Each transfer involving the Variable Investment Options will be based on the Accumulation Unit value that is next calculated after we have received proper transfer instructions from you.

We will implement a transfer or changes to your allocations upon receiving your written, telephone or electronic instructions in Good Order. If we receive your transfer request on a Business Day before the close of the New York Stock Exchange, generally 4:00 p.m. Eastern time, you will receive that day’s unit values. Your telephone transfer instructions will be considered received before 4:00 p.m. if the telephone call is completed no later than 4:00 p.m.

Personal security

When you call us, we will require identification of your contract as well as your personal security code. We may accept transfer or changes to future allocation instructions from anyone who can provide us with this information. Neither GIAC, Park Avenue Institutional Advisers LLC, nor the Funds will be liable for any loss, damage, cost or expense resulting from a telephone or electronic request we reasonably believe to be genuine. As a result, you assume the risk of unauthorized or fraudulent telephone or electronic transactions. We may record telephone conversations without disclosure to the caller. See Telephonic and Electronic Services.

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After the date Annuity Payments begin, if you have a variable annuity option you can transfer all or part of the value of your annuity among the Variable Investment Options only once each month. No fixed-rate option transfers are permitted.

FREQUENT TRANSFERS AMONG THE VARIABLE INVESTMENT OPTIONS

Frequent or unusually large transfers may dilute the value of the underlying Fund shares if the trading takes advantage of any lag between a change in the value of an underlying fund’s portfolio securities and the reflection of that change in the underlying fund’s share price. This strategy, sometimes referred to as “market timing,” involves an attempt to buy shares of an underlying Fund at a price that does not reflect the current market value of the portfolio securities of the underlying Fund, and then to realize a profit when the shares are sold the next Business Day or thereafter. In addition, frequent transfers may increase brokerage and administrative costs of the underlying Funds, and may disrupt an underlying fund’s portfolio management strategy, requiring it to maintain a relatively higher cash position and possibly resulting in lost opportunity costs and forced liquidations of securities held by the Fund.

GIAC endeavors to protect long-term contractowners by maintaining policies and procedures to discourage frequent transfers among investment options under the contracts, and has no arrangements in place to permit any contractowner to engage in frequent transfer activity. If you wish to engage in such strategies, do not purchase this contract.

If we determine that you are engaging in frequent transfer activity among investment options, we may, without prior notice, limit your right to make transfers or allocation changes. We monitor for frequent transfer activity among the Variable Investment Options based upon established parameters that are applied consistently to all contractowners. Such parameters may include, without limitation, the length of the holding period between transfers, the number of transfers in a specified period, the dollar amount of transfers, and/or any combination of the foregoing. We do not apply our policies and procedures to discourage frequent transfers to dollar cost averaging programs or any asset rebalancing programs.

If transfer activity violates our established parameters, we will apply restrictions that we reasonably believe will prevent any harm to other contractowners and persons with material rights under a contract. This may include applying the restrictions to any contracts that we believe are related (e.g., two contracts with the same owner or owned by spouses or by different partnerships or corporations that are under common control). The restriction that we currently apply is to limit the number of transfers to not more than once every 30 days. We may change this restriction at any time and without prior notice. We will not grant waivers or make exceptions to, or enter into special arrangements with, any contractowners who violate these parameters. If we impose any restrictions on your transfer activity, we will

ACCUMULATION PERIOD	PROSPECTUS	25

notify you in writing. Restrictions that we may impose, subject to certain contract provisions that are required and approved by state insurance departments, include, without limitation:

•	limiting the frequency of transfers to not more than once every 30 days;

•	imposing a fee of $25 per transfer, if you make more than twelve transfers within a contract year;

•	requiring you to make your transfer requests in writing through the U.S. Postal Service, or otherwise restricting electronic or telephone transaction privileges;

•	refusing to act on instructions of an agent acting under a power of attorney on your behalf;

•	refusing or otherwise restricting any transaction request that we believe alone, or with a group of transaction requests, may have a harmful effect;

•	impose a holding period between transfers; or

•	implementing and imposing on you any redemption fee imposed by an underlying Fund.

We currently do not impose redemption fees on transfers or expressly limit the number or frequency of transfers. Redemption fees, transfer limits, and other procedures may be more or less successful than ours in deterring or preventing harmful transfer activity. In the future, some underlying Funds may begin imposing redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of Business Days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Funds.

Please note that the limits and restrictions described here are subject to GIAC’s ability to monitor transfer activity. Our ability to detect harmful transfer activity may be limited by operational and technological systems, as well as by our ability to predict strategies employed by contractowners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent frequent transfers, there is no assurance that we will be able to detect and/or to deter frequent transfers.

We may revise our policies and procedures in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter harmful trading activity, or to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on contractowners engaging in frequent transfers. In addition, our orders to purchase shares of the Funds are generally subject to acceptance by the Fund, and in some cases a Fund may reject or reverse our purchase order. Therefore, we reserve the right to reject any contractowners’ transfer request if our order to purchase shares of the Fund is not accepted by, or is reversed by, an applicable Fund.

The underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the underlying Funds should describe any such

26	PROSPECTUS	ACCUMULATION PERIOD

You should be aware that, upon request by a Fund or its agent, we are required to provide them with information about you and your trading activities in and out of the Fund(s). In addition, a Fund may require us to restrict or prohibit your purchases and exchanges of Fund shares if the Fund identifies you as having violated the frequent trading policies of that Fund.

Surrenders and

partial withdrawals

Surrenders and partial withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding.

policies and procedures. The frequent trading policies and procedures of an underlying Fund may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying Funds and the policies and procedures we have adopted to discourage frequent transfers. For instance, an underlying Fund may impose a redemption fee. Contractowners should be aware that we may not have the contractual obligation or the operational capacity to monitor contractowners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying Funds that would be affected by the transfers. For example, underlying Funds may implement policies and procedures for monitoring frequent trading activity that are unique to a particular Fund. Because of the number of underlying Funds that we offer under our variable annuity contracts, it may not be possible for us to implement these disparate policies and procedures. Accordingly, you should assume that the sole protection you may have against potential harm from frequent transfers is the protection, if any, provided by the policies and procedures we have adopted at the contract level to discourage frequent transfers.

You should note that other insurance companies and retirement plans also invest in the underlying Funds and that those companies or plans may or may not have their own policies and procedures on frequent transfers. You should also know that the purchase and redemption orders received by the underlying Funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual Owners of variable insurance and/or annuity contracts. The omnibus nature of these orders may limit the underlying Funds’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying Funds will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that invest in the underlying Funds. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent transfer activity, it may affect the value of your investment in the Fund. In addition, if an underlying Fund believes that an omnibus order we submit may reflect one or more transfer requests from contractowners engaged in frequent transfer activity, the underlying Fund may reject the entire omnibus order and thereby interfere with GIAC’s ability to satisfy your request even if you have not made frequent transfers. For transfers into more than one investment option, we may reject or reverse the entire transfer request if any part of it is not accepted by or is reversed by an underlying Fund.

SURRENDERS AND PARTIAL WITHDRAWALS

During the Accumulation Period and while the Annuitant and all Contract Owners are living, you can redeem your contract in whole. This is known as surrendering the contract. If you redeem part of the contract, it’s called a partial withdrawal. During the annuity period, unless you selected annuity payout Option V-4, F-4 or F-5, we will not accept requests for surrenders or partial withdrawals after the date Annuity Payments begin. See Variable Annuity Payout Options.

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Special restrictions

There are special restrictions on withdrawals from contracts issued in connection with Section 403(b) and other qualified plans. Please see Financial information: Federal tax matters for details about how withdrawals can be made from these contracts.

Your request for surrenders and partial withdrawals must be received in Good Order. If you wish to surrender your contract, you must send us the contract or we will not process the request. If you have lost the contract, we will require an acceptable affidavit of loss.

To process a partial withdrawal, we will redeem enough accumulation units to equal the dollar value of your request. When you surrender your contract, we redeem all the units. For both transactions we use the unit value next calculated after we receive a proper request from you. We will deduct any applicable contract charges, deferred sales charges and annuity taxes from the proceeds of a surrender. In the case of a partial withdrawal, we will cash additional units to cover these charges. If you have less than $500 left in your contract after a partial withdrawal, we have the right to cancel the contract and pay you the balance of the proceeds. This is called an involuntary surrender, and it may be subject to any applicable contract charges, deferred sales charges and annuity taxes. Please see Financial information: Federal tax matters.

Surrenders and partial withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding. If your contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, withdrawals or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender, withdrawal or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers. You are allowed to make an annual withdrawal from the contract without paying a deferred sales charge in the following circumstances:

•	If, on the date of withdrawal, the Accumulation Value is greater than the total of the Net Premium payments that you have made (and not withdrawn), you may withdraw the excess, or if greater,

•	You may withdraw 10% of the total premium payments you have made, minus the total of all the withdrawals you already made during that contract year.

You may request a schedule of systematic partial withdrawals of a certain dollar amount. Under such a program, you may select to receive withdrawal proceeds on a monthly, quarterly, semi-annual or annual basis. Redemptions from the contract will be effective on the date elected. If the effective date falls on a non business day, the withdrawal will process on the following Business Day. Withdrawals under this program are not the same as Annuity Payments you would receive from a payout option. Your contract value will be reduced by the amount of any withdrawals, applicable contract charges, deferred sales charges and annuity taxes.

Such systematic withdrawals may be used to satisfy special tax rules related to substantially equal periodic payments or other needs you may have. We

28	PROSPECTUS	ACCUMULATION PERIOD

are not responsible for the accuracy of the calculations for distributed amounts or compliance with tax provisions. Please see Financial Information: Federal tax matters.

Unless you are making a withdrawal directly from the fixed-rate option in accordance with the bailout provisions, we will cash accumulation units in the following order:

•	all variable accumulation units attributable to the investment divisions; this will be done on a pro-rata basis unless you instruct us differently, then

•	all fixed accumulation units attributable to the fixed-rate option.

We will send you your payment within seven days of receiving a request from you in Good Order. Please see the margin note Payments later in this section.

If you have a question about surrenders or withdrawals, please call us toll free at our Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342).

MANAGING YOUR ANNUITY

You may wish to take advantage of one of the programs we offer to help you build a stronger annuity. These include dollar cost averaging and portfolio rebalancing.

There is no fee for dollar cost averaging or portfolio rebalancing, but we have the right to introduce one. We also have the right to modify or discontinue either program. We’ll give you written notice if we do so. Transfers under either program do not count against any free transfers permitted under the contract.

You may terminate either program at anytime. However, money in the fixed-rate option will be subject to transfer restrictions which apply to the fixed-rate option. See Transfers for limitations on such transfers.

Dollar Cost Averaging Programs

You can transfer specific amounts of money from one investment option to another on a monthly basis, as opposed to investing the total amount at one time. This approach may help lower your average dollar cost of investing over time. However, there is no guarantee that dollar cost averaging will result in profits or prevent losses.

If you wish to take advantage of this program, you must designate a dollar amount to be transferred automatically out of either the Fidelity VIP Government Money Market Portfolio investment division or the fixed-rate option, but not from both. The money can go into one or more of the other Variable Investment Options or the fixed-rate option. The rule still applies that you can invest in a maximum of only 20 options at one time (this includes the required Fidelity VIP Government Money Market Portfolio or fixed-rate option).

Assigning contract interests

If the contract is part of a corporate retirement plan or an individual plan under sections 401(a), 403(b) or 408 of the Internal Revenue Code, the Contract Owner’s interest in the contract cannot be assigned, unless the Contract Owner is not the Annuitant or the Annuitant’s employer. Assigned contract interests may be treated as a taxable distribution to the Contract Owner. See Federal tax matters for more information.

Programs to build

your annuity

You may wish to take advantage of one of the programs we offer to help you build a stronger annuity. These include dollar cost averaging and portfolio rebalancing.

Reports

At least twice each year, we send a report to each Contract Owner that contains financial information about the underlying Funds, according to applicable laws, rules and regulations. In addition, at least once each year, we send a statement to each Contract Owner that reports the number of accumulation units and their value under the contract.

If several members of the same household each own a contract, we may send only one such report or prospectus to that address, unless you instruct us otherwise.

You may receive additional copies by calling our Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342) or writing our Customer Service Office.

You can begin dollar cost averaging when you buy your contract or at any time afterwards, until Annuity Payments begin, by completing the dollar cost averaging election form and returning it to us. We must receive it in Good Order at least three Business Days before the monthly anniversary date of when you wish the transfers to begin.

You may select dollar cost averaging from the Fidelity VIP Government Money Market Portfolio investment division for periods of 12, 24 or 36 months. Dollar cost averaging from the fixed-rate option may be selected for a period of 36 months. Your total Accumulation Value at the time must be at least $10,000 for transfers over a 12-month period, and $20,000 for transfers over a 24 to 36 month period. Transfers will be made in the amounts you designate and must be at least $100 per receiving investment option.

Additionally, we may offer programs that provide special rates of interest when you elect dollar cost averaging for specific periods for the amount contributed to the fixed-rate option at the time your contract is issued. However, because your balance will be decreasing as money is transferred out of the fixed-rate option, the actual interest rate paid through these programs will be less than the stated rate of interest. Currently, we are offering special six transfer and twelve transfer programs if you allocate $5,000 or more to the fixed-rate option at the time your contract is issued. Any later allocations to the fixed-rate option will not receive the special interest rate and will receive our standard rate available. These programs are not offered in certain states. The first transfer occurs on the issue date of the contract. The remaining transfers occur on each Monthly Contract Anniversary until the programs conclusion. The last transfer consists only of the accumulated interest. If you terminate a special interest rate program, the money remaining in the fixed-rate option will revert to earning the standard interest rate.

Portfolio Rebalancing

Over time, you may find that the investment performance of certain Funds results in a shift in your holdings beyond the percentage you originally allocated. If this occurs, you may wish to use our portfolio rebalancing program to maintain a desired asset allocation mix. If you choose, we will automatically transfer amounts among your Variable Investment Options to return them to the designated percentages. We will process these transfers quarterly. To participate in this program you must have an Accumulation Value of at least $10,000.

Automated Alert Program

Our Automated Alert program offers you the ability to request an e-mail from us notifying you that: 1) a selected variable investment option either changes by a specified percentage or reaches a specific dollar amount, or; 2)

30	PROSPECTUS	ACCUMULATION PERIOD

your contract Accumulation Value reaches a certain amount or changes by a certain percentage. The Automated Alert is for your information only. No transaction will occur automatically as a result of either requesting an Automated Alert or receiving an e-mail from us informing you that your specified criteria has been met.

When an Automated Alert meets the criteria you specified, we will send you an e-mail notification to the e-mail address(es) that you provided to us at the time you requested the Automated Alert. It is your responsibility to ensure that the e-mail addresses that you provided to us are correct and are able to accept delivery of this e-mail notification. Nevertheless, we cannot guarantee that you will receive your Automated Alert e-mail. In the event you do not receive this e-mail, GIAC will not be responsible for any consequences arising out of any Automated Alert e-mails you do not receive.

GIAC reserves the right to discontinue or restrict the use of Automated Alert privileges at any time, at its discretion. However, we reserve the right to limit the frequency of Automated Alerts. You will be notified if GIAC discontinued or restricted Automated Alert privileges. At any time you may terminate your Automated Alert privileges or opt out of the Automated Alert Program. Other rights reserved by GIAC with respect to transfers are described in this prospectus, including the right to refuse transfers under certain conditions. See The Accumulation Period: Transfers.

Payments

For all transactions, we can delay payment if the contract is being contested. We can also delay payment until a premium payment check has cleared the payee’s bank. When permitted by law, we reserve the right to defer the payment of amounts withdrawn from the fixed-rate option for a period of no longer than six months from the date we receive the request for such withdrawal in good order at our Customer Service Office. We may postpone the date of any calculation or payment from the Variable Investment Options if:

•	the New York Stock Exchange is closed other than for customary week-end and holiday closings or restricts trading,

•	the SEC determines that an emergency exists as a result of which sales of securities or determination of the fair value of a Variable Investment Option’s assets is not reasonably practicable, or

•	the SEC, by order, permits us to postpone in order to protect Contract Owners remaining in the Variable Investment Options.

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Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a contractowner’s account. If these laws apply in a particular situation, we would not be allowed to process any request for a surrender, partial withdrawal, or transfer, or pay death benefits or make Annuity Payments. If a contract is frozen, the Accumulation Value would be moved to a special segregated account and held there until we receive instructions from the appropriate federal regulator. These laws may also require us so provide information about you and your contract to government agencies and departments.

THE ANNUITY PERIOD

WHEN ANNUITY PAYMENTS BEGIN

You choose the Annuity Commencement Date when your contract is converted to a stream of Annuity Payments. The date you choose can’t be later than the Annuitant’s 90th birthday, unless we have agreed. Please note that this date may be determined by the retirement plan under which your annuity contract was issued. If your Annuity Commencement Date is on the 29th, 30th or 31st of the month, your Annuity Payments will be processed on the first Business Day of the following month.

HOW YOUR ANNUITY PAYMENTS ARE CALCULATED

You can choose an annuitization option and select either variable or fixed payments or a combination of variable and fixed payments, if available under that option. We use the following information to determine the annuity purchase rate when applying your Accumulation Value to an annuity payout option:

•	the table in your contract reflecting the gender and nearest age of the Annuitant,

•	the annuity payout option you choose, and

•	the investment returns of the Variable Investment Options you choose, if you choose a variable payment option.

Certain guaranteed annuity purchase rates appear in a table in your contract. Currently, we are using annuity purchase rates that are more favorable to you than those in your contract. We may change these rates from time to time but the rate will never be less favorable to you than those guaranteed in your contract. The appropriate annuity purchase rate is then used to calculate the number of annuity units attributable to your selected investment options. You will be credited with these annuity units based on the amount applied to the payout option (your Accumulation Value less any applicable annuity taxes) on the processing date for your first annuity payment. The number of annuity units credited to you is fixed for the duration of the annuity period unless you reallocate among the investment options, take a partial withdrawal from Option V-4, F-4 or F-5 or switch from Option V-4 to Option V-1 or Option F-4 to Option F-1. Each of your variable Annuity Payments is determined by multiplying the number of annuity units for each investment option by the annuity unit value for the appropriate investment option on the payment processing date. Your annuity payment will be the sum of these amounts.

The number and amount of your Annuity Payments won’t be affected by the longevity of Annuitants as a group. Nor will they be affected by an increase in our expenses over the amount we have charged in your contract.

We will make Annuity Payments once a month, except as follows:

•	Proceeds of less than $2,000 will be delivered in a single payment.

•	We may change the schedule of installment payments to avoid payments of less than $20.

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The assumed investment return is a critical assumption for calculating variable Annuity Payments. For Options V-1, V-2 and V-3, the first variable payment will be based on the assumed investment return of 4%. For Option V-4, you may choose an assumed investment return of 0%, 3 1/2%, or 5%, if allowed by applicable law or regulation, before we start making payments to you. If no choice is made under Option V-4, 3 1/2% will be used as the assumed investment return.

The greater the assumed investment return selected, the greater your initial annuity payment will be. A higher assumed investment return may result in a smaller potential growth in Annuity Payments. Conversely, a lower assumed investment return results in a lower initial annuity payment, but future Annuity Payments have the potential to be greater. The first variable payment will be based on the assumed investment return. Subsequent variable payments will fluctuate based on the performance of the Variable Investment Options you have chosen as compared to the assumed investment return. For each such subsequent variable payment:

•	If the actual net annual return on investment equals the assumed investment return, the amount of your variable Annuity Payments will not change.

•	If the actual net annual return on investment is greater than the assumed investment return, the amount of your variable Annuity Payments will increase.

•	If the actual net annual return on investment is less than the assumed investment return, the amount of your variable Annuity Payments will decrease.

The interest rate used to compute the present value of any remaining unpaid payments will be the assumed investment return.

ANNUITY PAYOUT OPTIONS

The payout options currently offered are discussed below. You can choose to have Annuity Payments made under any one or a combination of the variable or fixed-rate annuity payout options that are available. You can make your choice at any time before your Annuity Payments begin. At any time, we may discontinue any of these options or make additional options available.

On the Annuity Commencement Date, you may elect to restrict certain rights any Beneficiary may have under the contract in the event that the contractowner and/or Annuitant dies while there are guaranteed Annuity Payments still outstanding. If you choose this election, the Beneficiary may not:

•	elect to be paid the present value of any remaining payments in a lump sum;

•	withdraw a portion of the present value of any remaining Annuity Payments;

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Variable annuity

payout options

•	OPTION V-1 Life Annuity without Guaranteed Period

•	OPTION V-2 Life Annuity with Guaranteed Period

•	OPTION V-3 Joint and Survivor Annuity

•	OPTION V-4 Variable Annuity Payments To Age 100

•	name or change any contingent or concurrent Beneficiaries; or

•	change the annuity payout option in effect at the time of the death of the contractowner and/or Annuitant.

We must receive written notice in Good Order prior to the Annuity Commencement Date that you elect to apply the above restrictions. Once elected, only the contractowner on record as of the Annuity Commencement Date can revoke this election, and once it is revoked, it cannot be reinstated.

Variable Annuity Payout Options

All variable annuity payout options are designated with the letter “V.” After the first payment, the amount of variable Annuity Payments will increase or decrease to reflect the value of your variable annuity units. The value of the units will reflect the performance of the Variable Investment Options chosen. This is why the amount of each payment will vary.

There are a variety of payout options for you to choose from that we’ve described below. If you do not make a choice, we will automatically select Option V-2 with a 120-month guarantee period. You may change options if you wish, provided you do so before we begin processing your first annuity payment.

OPTION V-1 – Life Annuity without Guaranteed Period

We make payments during the Annuitant’s lifetime, ending with the payment preceding the Annuitant’s death. This option allows for the maximum variable payment because there is neither a guaranteed minimum number of payments nor a provision for a death benefit for Beneficiaries. It is possible that we may only make one payment under this option, if the Annuitant dies before the date of the second payment.

OPTION V-2 – Life Annuity with 10-Year Guaranteed Period

We make payments during the Annuitant’s lifetime, but if the Annuitant dies before 10 years’ worth of payments (120) are made, the remaining payments will be made to the Beneficiary. The Beneficiary can then choose to take all or part of the remaining payments in a lump sum at their current dollar value. If the Beneficiary dies while receiving the payments, the balance will be paid in one sum at its current dollar value to the beneficiary’s estate.

OPTION V-3 – Joint and Survivor Annuity

We make payments during the joint lifetimes of the Annuitant and a designated second person, the joint Annuitant. If one dies, payments will continue during the survivor’s lifetime, but the amount of each payment will be based on two-thirds of the number of annuity units when both parties were alive. It is possible that only one annuity payment will be made if both the Annuitant and joint Annuitant die before the date of the second payment.

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OPTION V-4 – Variable Annuity Payments to Age 100

We make a payment once a month for a whole number of years. The number of years will equal 100 minus the Annuitant’s age when Annuity Payments begin. If the Annuitant dies before age 100, we will pay the balance of the payments to the Beneficiary for the remainder of that period, unless the Beneficiary elects to be paid the present value of the remaining Annuity Payments in a lump sum. If the Beneficiary dies while receiving such payments, we will pay the present value of the remaining payments to the beneficiary’s estate. Under this option, the payee has the right to change to Option V-1, the Life Annuity without Guaranteed Period.

Under Option V-4, the payee has the right to withdraw all or a portion of the present value of the remaining payments. If you request a partial withdrawal, we will liquidate annuity units in the amount necessary to meet the amount of your request. As a result, you will have fewer remaining annuity units which will lower the amount of money you receive in future income payments and the value of your remaining future payments will decrease. The following conditions apply to partial withdrawals.

•	The payee may not withdraw less than $500.

•

One partial withdrawal is permitted each quarter without charge (other than any applicable deferred sales charge) and additional withdrawals are permitted at a charge not to exceed the lesser of $25 or 2% of the amount withdrawn.

•

After giving effect to the withdrawal, the present value of the remaining payments must be at least $2,000, and the remaining monthly payment must be at least $20 (or $60 quarterly, $120 semi-annually, or $240 annually).

If your partial withdrawal request does not meet the third condition, we will contact you within five Business Days for instructions. If we cannot reach you, we will pay you the present value of the remaining payments and cancel your contract. This surrender is subject to any applicable contract charges and deferred sales charges, and may have tax consequences.

Surrender or partial withdrawal during the annuity period will not trigger a new deferred sales charge; however, if we waived the deferred sales charge when the contract proceeds were applied to the payout option, the amount withdrawn will be reduced by a portion of the charge that was waived. The reduction in the amount withdrawn will be the amount obtained by multiplying (a) by the result of (b) divided by (c) multiplied by (d) where:

a)	is the deferred sales charge that was waived:

b)	is the number of whole months of any remaining unpaid payments until the date when the deferred sales charge would have been zero;

c)	is the number of whole months remaining when the contract proceeds were applied to the payout option until the date when the deferred sales charge would have been zero; and

d)	is the amount of the present value of payments withdrawn divided by the total present value of the variable payments.

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Fixed-rate annuity

payout options

•	OPTION F-1 Life Annuity without Guaranteed Period

•	OPTION F-2 Life Annuity with Guaranteed Period

•	OPTION F-3 Joint and Survivor Annuity

•	OPTION F-4 Fixed Annuity Payments to Age 100

•	OPTION F-5 Payments for a Period Certain

•	OPTION F-6 10-Year Guaranteed Period

The interest rate used to compute the present value of any remaining unpaid payments will be the assumed investment return.

We are seeking regulatory approval for this feature and will offer it in those jurisdictions where we have received such approval. Terms and conditions may differ between jurisdictions when the feature is approved.

Please note that Option V-4 may have special tax consequences, including the following:

•	Option V-4 may not satisfy minimum required distribution requirements for qualified contracts, and

•	Option V-4 will in most circumstances be subject to the 10% penalty tax for distributions made before age 59 1/2.

•

The Internal Revenue Service (IRS) has concluded that a partial withdrawal on or after the Annuity Commencement Date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the Owner’s investment in the contract at the time (i.e., on an income first basis). In prior rulings, the IRS had concluded that the entire amount received as a partial withdrawal on or after the Annuity Commencement Date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as partial withdrawals pursuant to the income first basis as set forth in the IRS’s most recent ruling. Given the uncertainty in this area, you should consult a tax advisor regarding the tax consequences to you of a partial withdrawal under Option V-4. Other rules may apply to partial withdrawals from qualified contracts that elect Option V-4.

Contact your tax advisor for more information.

Fixed-Rate Annuity Payout Options

All Fixed Annuity Payout Options are designated by the letter “F.”

OPTION F-1 – Life Annuity without Guaranteed Period

We make fixed payments during the Annuitant’s lifetime, ending with the payment preceding the Annuitant’s death. This option offers the maximum fixed payment because there is neither a guaranteed minimum number of fixed payments nor a provision for a death benefit for Beneficiaries. It is possible we may only make one payment under this option, if the Annuitant dies before the date of the second payment.

OPTION F-2 – Life Annuity with 10-Year Guaranteed Period

We make fixed payments during the Annuitant’s lifetime, but if the Annuitant dies before 10 years’ worth of payments (120) are made, the remaining payments will be made to the Beneficiary. The Beneficiary can then choose to take all or part of the remaining payments in a lump sum at their current dollar value. If the Beneficiary dies while receiving the payments, the balance will be paid in one sum at its current dollar value to the beneficiary’s estate.

36	PROSPECTUS	ANNUITY PERIOD

OPTION F-3 – Joint and Survivor Annuity

We make fixed payments during the joint lifetimes of the Annuitant and a designated second person, the joint Annuitant. If one dies, payments will continue during the survivor’s lifetime, but the amount of the payment will be based on two-thirds of the number of annuity units when both parties were alive. It is possible that only one annuity payment will be made if both the Annuitant and joint Annuitant die before the date of the second payment.

OPTION F-4 – Fixed Annuity Payments to Age 100

We make payments for a whole number of years. The number of years will equal 100 minus the Annuitant’s nearest age when Annuity Payments begin. Payments will never be less than the guaranteed amounts shown in your contract. If you choose this option, it will earn interest at the then current interest rate set by us. We declare a new interest rate for this option on January 1st of each year, which will remain in effect for the whole calendar year. Annuity payment amounts will increase if the rate we credit is greater than the guaranteed interest rate of 3%.

If the Annuitant dies before age 100, we will pay the balance of the payments to the Beneficiary for the remainder of that period, unless the Beneficiary elects to be paid the present value of the remaining Annuity Payments in a lump sum. If the Beneficiary dies while receiving such payments, we will pay the present value of the remaining payments to the beneficiary’s estate. Under this option, the payee has the right to change to Option F-1, the Life Annuity without Guaranteed Period.

Please note that Option F-4 may have special tax consequences, including the following:

•	Option F-4 may not satisfy minimum required distribution requirements for qualified contracts, and

•	Option F-4 will in most circumstances be subject to the 10% penalty tax for distributions made before age 59 1/2.

Contact your tax advisor for more information.

OPTION F-5 – Payments for a Period Certain

We make monthly payments for a whole number of years for 15 to 30 years, depending on the whole number of years you select. Payments will never be less than the guaranteed amounts shown in your contract. If you choose this option, it will earn interest at the then current interest rate set by us. We declare a new interest rate for this option on January 1st of each year, which will remain in effect for the whole calendar year. Annuity payment amounts will increase if the rate we credit is greater than the guaranteed interest rate of 3%.

If the Annuitant dies during the payment period, we will pay the balance of the payments to the Beneficiary for the remainder of that period, unless the Beneficiary elects to be paid the present value of the remaining Annuity

ANNUITY PERIOD	PROSPECTUS	37

Payments in a lump sum. If the Beneficiary dies while receiving such payments, we will pay the present value of the remaining payments to the beneficiary’s estate.

Please note that Option F-5 may have special tax consequences, including the following:

•	Option F-5 may not satisfy minimum required distribution requirements for qualified contracts, and

•	Option F-5 may not satisfy the periodic payment exception to 10% penalty tax for distributions made before age 59 1/2.

Contact your tax advisor for more information.

Withdrawals under Options F-4 and F-5

Under Option F-4 or F-5, the payee has the right to withdraw all or a portion of the present value of the remaining payments. This will result in a reduction in future payments. The following conditions apply to partial withdrawals.

•	The payee may not withdraw less than $500.

•

One partial withdrawal is permitted each quarter without charge (other than any applicable deferred sales charge) and additional withdrawals are permitted at a charge not to exceed the lesser of $25 or 2% of the amount withdrawn.

•

After giving effect to the withdrawal, the present value of the remaining payments must be at least $2,000, and the remaining monthly payment must be at least $20 (or $60 quarterly, $120 semi-annually, or $240 annually).

If your partial withdrawal request does not meet the third condition, we will promptly attempt to contact you for additional instructions. If we don’t receive revised instructions that comply with the third condition within five Business Days of the original request, we will pay you the present value of the remaining payments and cancel your contract. This surrender is subject to any applicable contract charges and deferred sales charges, and may have tax consequences.

The IRS has concluded that a partial withdrawal on or after the Annuity Commencement Date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the Owner’s investment in the contract at the time (i.e., on an income first basis). In prior rulings, the IRS had concluded that the entire amount received as a partial withdrawal on or after the Annuity Commencement Date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as partial withdrawals pursuant to the income first basis as set forth in the IRS’s most recent ruling. Given the uncertainty in this area, you should consult a tax advisor regarding the tax consequences to you of a partial withdrawal under Option F-4 or F-5. Other rules may apply to partial withdrawals from qualified contracts that elect Option F-4 or F-5.

38	PROSPECTUS	ANNUITY PERIOD

If you make a surrender or partial withdrawal during the annuity period under Option F-4 or F-5, and, if we waived the deferred sales charge when the contract proceeds were applied to the Option F-4 or F-5, the amount withdrawn will be reduced by a portion of the charge that was waived. The reduction in the amount withdrawn will be the amount obtained by multiplying (a) by the result of (b) divided by (c) multiplied by (d) where:

a)	is the deferred sales charge that was applicable at the time the contract proceeds were applied to this payout option:

b)	is the number of whole months of any remaining unpaid payments until the date when the deferred sales charge would have been zero;

c)	is the number of whole months remaining when the contract proceeds were applied to the payout option until the date when the deferred sales charge would have been zero; and

d)	is the amount of the present value of payments withdrawn divided by the total present value of the variable payments.

The reduction in the amount withdrawn, as shown by a formula, is as follows:

(a) ×	(	b	)	× (d)
c

The interest rate we use to compute the present value of any remaining unpaid payments will be the guaranteed interest rate of 3%.

OPTION F-6 – 10-Year Guaranteed Period

We make fixed monthly payments to you for a period of ten years. If the Annuitant dies during the ten year payment period, the remaining payments will be made to the Beneficiary or the Beneficiary can choose to take the remaining payments in a lump sum at the present value of the remaining payments. If the Beneficiary dies while receiving the payments, the balance will be paid in one sum at the present value of the remaining payments to the beneficiary’s estate.

Please note that Option F-6 may have special tax consequences, including the following:

•	Option F-6 may not satisfy minimum required distribution requirements for qualified contracts, and

•	Option F-6 will in most circumstances be subject to the 10% penalty tax for distributions made before age 59 1/2.

Contact your tax advisor for more information.

ANNUITY PERIOD	PROSPECTUS	39

OTHER CONTRACT FEATURES

Death benefits

If the Annuitant you have named dies before the date Annuity Payments begin, we pay a death benefit. In addition, you have the option of choosing among several enhanced death benefit riders which may provide a higher death benefit.

DEATH BENEFITS

If the Annuitant you have named dies before the date Annuity Payments begin, we pay a death benefit. In addition, you have the option of buying an enhanced death benefit rider and/or an earnings benefit rider which may provide higher death benefits.

The regular death benefit is the greater of:

•	the Accumulation Value of the contract at the end of the Valuation Period during which we receive proof of death, minus any annuity taxes; or

•	the total of all premiums paid, minus any partial withdrawals, any deferred sales charges previously paid on any withdrawals and annuity taxes.

For Annuitants aged 75 or older on the contract’s issue date, the death benefit will be the Accumulation Value at the end of the Valuation Period during which we receive proof of death, minus any annuity taxes.

We normally pay the death benefit within seven days of receiving in Good Order proof of death. However, we have the right to defer the payment of other contract benefits under certain circumstances. These are described under Surrenders and partial withdrawals.

If the Annuitant is not the Contract Owner and dies on or before the date that Annuity Payments begin, we will pay the death benefits to the Beneficiary. If the Beneficiary has also died, we will pay the benefits to the Contingent Beneficiary. If a Contingent Beneficiary hasn’t been named, then we will pay the benefits to you, the Contract Owner. However, if you are no longer living, we will pay the benefits to your estate.

If you are both the Annuitant and the owner of the contract, and you die before the date Annuity Payments begin, we will pay the death benefit to your Beneficiary, as described above. However, we must distribute your interest according to the Special requirements outlined below. In this situation, your Beneficiary will become the new owner of the contract.

We will pay the death benefit in a lump sum unless:

•	You have chosen a different annuity payout option for the death benefit. We must receive notification of your choice at least three business days before we pay out the proceeds.

•

You, the Contract Owner, have not chosen a payout option and the Beneficiary has. Again, we must receive the beneficiary’s request at least three Business Days before we pay out the proceeds, and within a year of the Annuitant’s death.

If the death benefit proceeds will not be paid in one lump sum and the death benefit proceeds exceed the Accumulation Value of the contract as of the end of the Valuation Period during which we received proof of death in Good Order, GIAC will credit to the contract an amount equal to the difference between the death benefit proceeds and the Accumulation Value of the

40	PROSPECTUS	OTHER CONTRACT FEATURES

Primary Annuitant

Please note that the primary Annuitant is determined in accordance with Section 72(s) of the Internal Revenue Code, which states that he or she is the person the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the contract.

contract. Such amount will be credited to the Fidelity VIP Government Money Market Portfolio Series investment option.

If you are a Contract Owner but not the Annuitant, and you die before the date Annuity Payments begin, then any joint Contract Owner will become the new owner of the contract. If you haven’t named a joint Contract Owner, then your Beneficiary will become the new owner of the contract. In the event of any Contract Owner’s death, we must distribute all of the Owner’s interest in the contract according to the Special requirements outlined below.

Multiple Beneficiaries

If there is more than one Beneficiary, each beneficiary’s portion of the death benefit proceeds will be distributed upon receipt of settlement instructions in Good Order from that Beneficiary. Proceeds for those Beneficiaries who have not provided settlement instructions in Good Order will remain in the contract and the value of such proceeds will fluctuate with the performance of the contract’s current investment allocation until we receive such instructions. Therefore, each Beneficiary may receive a different amount, even when all Beneficiaries have been designated to share the proceeds equally.

Generally, your Beneficiaries will be taxed on the gain in your annuity contract. Consult your tax adviser about the estate tax and income tax consequences of your particular situation.

Special requirements

If a Contract Owner dies, the following rules apply.

If the Beneficiary (or the sole surviving joint Contract Owner) is not your spouse, and you die before the date Annuity Payments begin, then we must distribute all of your interest in the contract within five years of your death.

These distribution requirements will be satisfied if any portion of the deceased Contract Owner’s interest:

•	is payable to, or for the benefit of, any new Contract Owner, and

•	will be distributed over the new Contract Owner’s life, or over a period not extending beyond the life expectancy of any new Contract Owner.

Under the above conditions, distributions must begin within one year of your death.

If the Beneficiary (or sole surviving joint Contract Owner) is your spouse, he or she can continue the contract, assuming the role of Contract Owner.

If an owner of the contract is not an individual, then the primary Annuitant will be treated as the owner of the contract. In this situation, any change in the Annuitant will be treated as the death of the Contract Owner.

OTHER CONTRACT FEATURES	PROSPECTUS	41

SPOUSAL CONTINUATION

Your contract may be continued under spousal continuation if:

•	you die and your spouse is the only named Beneficiary on the date of your death; or

•	your contract has two joint Owners, and

•	one but not both joint Owners dies before Annuity Payments begin;

•	the two joint Owners were married to each other on the date of the deceased Owner’s death; and

•	both joint Owners were the only named concurrent Beneficiaries on the date of the deceased Owner’s death.

If the sole Beneficiary is legally recognized as the decedent’s spouse for federal tax purposes, he or she may elect to continue the annuity contract. If the Beneficiary elects this option, the Beneficiary may become the owner and Annuitant of the contract and must designate a new Beneficiary. This will give the Beneficiary access to all of the rights and privileges of the contract. Prior to selecting this option, the Beneficiary may want to review the annuity contract to determine if the option best suits his or her needs.

The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and marriages recognized under state law will be recognized for federal law purposes.

Partners in a registered domestic partnership, civil union or similar formal relationship under state law that is not denominated as marriage under the laws of that state may not continue the contract, such partners will not be considered married for federal tax purposes. Therefore, the favorable tax treatment provided under federal law to surviving spouses is not available to such partners and spousal continuation in such cases may impact the contract’s qualification as a tax deferred vehicle. Please consult with a tax advisor with questions regarding your tax situation.

We must receive notice of due proof of death (of the owner) in Good Order at our Customer Service Office. If the surviving spouse qualifies for spousal continuation and does not elect a method of death benefit payment by the 90th day after we receive due proof of death, spousal continuation will automatically be deemed to have been elected on that day. The surviving spouse may also provide notice of election of spousal continuation by the 90th day in Good Order at our Customer Service Office. Spousal continuation will not satisfy minimum required distribution rules for qualified contracts other than IRAs.

Upon spousal continuation, if the death benefit proceeds that would have been paid upon the Owner’s death exceed the Accumulation Value on the date used to calculate the death benefit, then we will credit the Fidelity VIP Government Money Market Portfolio variable investment option with an amount equal to the difference between the death benefit proceeds and the Accumulation Value. If applicable, the surviving spouse will replace the deceased owner as Annuitant or Contingent Annuitant. The death benefit

42	PROSPECTUS	OTHER CONTRACT FEATURES

payable under the continued contract is the Accumulation Value at the end of the Valuation Period during which we receive proof of death of the surviving spouse, minus any annuity taxes.

All premium payments made prior to spousal continuation will not be subject to a deferred sales charge. All provisions of the contract with respect to deferred sales charges will apply to the partial withdrawal or surrender of any premium payments made after spousal continuation.

ENHANCED DEATH BENEFITS

When you buy your contract, you can choose to buy an enhanced death benefit rider. The enhanced death benefit riders are only available if the Annuitants are under age 75. If a death benefit is payable and one of these options is in force, the Beneficiary will receive either the death benefit described above or the enhanced death benefit, whichever is greater. You should consult your tax adviser prior to selecting any rider.

Two riders are offered:

•	the 7 Year Enhanced Death Benefit Rider which has a daily charge based on an annual rate of 0.20% of the net assets of your Variable Investment Options, and

•	the Contract Anniversary Enhanced Death Benefit Rider, which has a daily charge based on an annual rate of 0.25% of the net assets of your Variable Investment Options.

We may offer these riders to existing Contract Owners in the future. These riders may not be available in your state or the terms and conditions may vary from state to state. You should contact your registered representative for information about the availability of any of the riders under your contract.

7 Year Enhanced Death Benefit Rider

The enhanced death benefit under this rider is calculated as follows:

•	the Accumulation Value of the contract at the end of the reset date immediately preceding the Annuitant’s death:

–	plus any premiums paid after the reset date
–	minus any partial withdrawals after the reset date
–	minus any deferred sales charges applicable to withdrawals after the reset date and annuity taxes.

The first reset date is on the seventh Contract Anniversary date. After this, each reset date will be each seventh Contract Anniversary date after that (i.e., the 14th, 21st and 28th contract anniversaries, and so on).

OTHER CONTRACT FEATURES	PROSPECTUS	43

Contract Anniversary Enhanced Death Benefit Rider

The enhanced death benefit under this rider is calculated as follows:

•	the highest Accumulation Value of the contract on any Contract Anniversary before the Annuitant’s 85th birthday:

–	plus any premiums paid after that Contract Anniversary
–	minus any partial withdrawals after that Contract Anniversary
–	minus any deferred sales charges and annuity taxes applicable to such withdrawals.

Owners who select this rider at the time their contract is issued may be eligible for waivers of deferred sales charges. See Contract costs and expenses – Contingent deferred sales charge.

We will terminate either enhanced death benefit rider on the earliest of the following dates:

•	the date the enhanced death benefit is paid out

•	the date the contract terminates

•	the date of the Annuitant’s 85th birthday

•	the date Annuity Payments begin

•	the date we receive a written termination request from you.

Once a death benefit rider is terminated, it cannot be reinstated. The death benefit reverts to the basic death benefit, and no further charges will be deducted for this benefit. Please see Death Benefits.

EARNINGS BENEFIT RIDER

When you buy your contract, you can choose to buy an earnings benefit rider. You will pay a daily charge for this rider based on an annual rate of 0.25% of the net assets of your Variable Investment Options.

The earnings benefit rider may in certain circumstances increase the death benefit payable, based on a percentage of your contract earnings up to a specified maximum limit of your adjusted premium payments. How we determine both earnings and adjusted premiums are described below.

You should evaluate the following when considering this rider:

•

You will only receive the earnings benefit if there is investment growth (or “earnings”) in your contract value at the time of the Annuitant’s death; otherwise we will not pay any earnings benefit under the rider.

•

Partial withdrawals may have the effect of reducing or eliminating the earnings benefit payment upon the Annuitant’s death, because withdrawals reduce the premium amount used to determine if there is any gain in your contract.

•

If any change is made to the owner or Annuitant after the purchase of the contract, we will not pay an earnings benefit, even though the charge for this benefit has been deducted prior to the time the change was made.

44	PROSPECTUS	OTHER CONTRACT FEATURES

•	There are potential tax consequences associated with purchasing the rider. See the discussion of the potential tax consequences of electing this feature under Federal Tax Matters.

•	The charge for this rider will continue to be deducted even during periods when the rider would pay no benefit because there are no earnings.

We are seeking regulatory approval for this feature and will offer it in those jurisdictions where we have received such approval. Terms and conditions may differ between jurisdictions when the feature is approved. The earnings benefit rider is not available to current Contract Owners.

If the Annuitant is 69 or younger when we issue the contract, the earnings benefit will be 40% of earnings at the time of the Annuitant’s death (the Accumulation Value minus the adjusted premiums) with a maximum payment of 40% of adjusted premiums.

If the Annuitant is between the age of 70 and 79 when we issue the contract, the earnings benefit will be 25% of earnings upon the Annuitant’s death (the Accumulation Value minus the adjusted premiums), with a maximum payment of 25% of adjusted premiums.

Your spouse may continue a contract with the earnings benefit rider upon your death only if you are the Annuitant and sole owner and your spouse is the sole Beneficiary when the contract is issued. Any later changes in the Annuitant or owner will prevent your spouse from continuing the rider. If your spouse is 80 or older upon your death, your spouse may not continue this rider.

If your spouse elects to continue this rider upon your death, we will credit the contract an amount equal to the amount by which the death benefit then payable under the contract (including the enhanced death benefit, if applicable) plus any earnings benefit payable exceeds the Accumulation Value of the contract on the date of death. This amount will be credited to the Fidelity VIP Government Money Market Portfolio variable investment option. Your spouse will be subject to the same fees, charges and expenses that were applicable to you, except that your spouse may not continue any riders (other than the earnings benefit rider) that had been elected for the contract, and charges will not be deducted for other rider benefits after your death.

Upon the death of your surviving spouse before the Annuity Commencement Date, the earnings benefit proceeds must be distributed to the Beneficiaries named by your spouse or allocated to the contract if the Beneficiaries continue the contract. However, the Beneficiaries may not continue the rider. To determine the amount of any earnings benefit on the date of your spouse’s death, we begin by calculating two different numbers:

•	The first number is the amount of adjusted premiums as of your spouse’s death. This amount is the Accumulation Value at the time your spouse continued the contract (the sum of the contract death

OTHER CONTRACT FEATURES	PROSPECTUS	45

benefit, including any enhanced death benefit plus any earnings benefit), adjusted by:

•	Adding any Net Premiums contributed to the contract after your death

•	Proportional reductions for partial withdrawals (as explained below) taken from the contract after your death.

•	The second number is the Accumulation Value as of your spouse’s death minus the first number calculated immediately above.

If your spouse is age 69 or younger upon your death, the Beneficiaries will receive 40% of the lesser of these amounts.

If your spouse is between ages 70 and 79 upon your death, the Beneficiaries will receive 25% of the lesser of these two amounts.

In summary, upon your surviving spouse’s death, we calculate whether a second earnings benefit is payable based on a percentage of earnings from the time of your death until your spouse’s death (the second number indicated above). However, such amount payable may not be more than the specified percentage of the adjusted premiums (as explained in the first number indicated above).

As mentioned above, for purposes of calculating the earnings benefit, the amount of the premiums is adjusted for any partial withdrawals and any applicable deferred sales charges and annuity taxes. Each time you make a partial withdrawal, we will adjust premium amounts by multiplying the premium payment amount (or, if the amount has been previously adjusted, the adjusted premium payment amount) by:

your partial withdrawal amount, (including any deferred sales charges and annuity taxes)
the Accumulation Value of your contract prior to withdrawal.

We will terminate the earnings benefit rider on the earliest of the following dates:

•	the date the contract terminates

•	on the Annuitant’s 90th birthday

•	the date Annuity Payments begin

•	the date we receive a written termination request from you

•	the date of the Annuitant’s death unless you are the Annuitant and your spouse elects to continue the contract and rider

•	the date of your spouse’s death, if your spouse continued the rider, and

•	the date the owner, joint owner or Annuitant is changed unless the change is the result of a surviving spouse’s decision to continue the contract.

Once the rider is terminated, it cannot be reinstated, and no further charges will be deducted for this benefit.

46	PROSPECTUS	OTHER CONTRACT FEATURES

LIVING BENEFIT RIDER (REFERRED TO AS “DECADE”)

When you buy your contract, you can choose to buy a living benefit rider. In order to purchase this rider, the Annuitant must be 74 years old or younger at the time we issue your contract. You will pay a daily charge for this rider based on an annual rate of 0.25% of the net assets of your Variable Investment Options.

This rider provides for a living benefit on the tenth Contract Anniversary if the Accumulation Value of your contract on that date is less than your initial premium payment, adjusted as described below for any partial withdrawals you’ve made before that date. The living benefit amount you may receive is equal to the amount by which the adjusted initial premium payment exceeds your Accumulation Value on the tenth Contract Anniversary.

If you elect the living benefit rider, you will be subject to a number of special rules while the rider is in force:

•

We will not accept any additional premium payments into your contract. However, for contracts issued in connection with premium payments directed to us from other insurance companies, we may consider all such amounts when received as part of the initial premium payment for purposes of this rider.

•	You must allocate your Net Premiums at the time your contract is issued among the following groupings of allocation options. Each grouping is designated as an Asset Allocation Class.

10% –	Fidelity VIP Government Money Market Portfolio, Victory INCORE Low Duration Bond VIP Series or The Fixed-Rate Option

40% –	Victory INCORE Investment Quality Bond VIP Series, Victory INCORE Low Duration Bond VIP Series, Invesco V.I. Government Securities Fund or The Fixed-Rate Option.

40% –

Victory RS Large Cap Alpha VIP Series, Victory S&P 500 Index VIP Series, Victory High Yield VIP Series, Victory RS International VIP Series, Value Line Centurion Fund, Value Line Strategic Asset Management Trust, Gabelli Capital Asset Fund, Invesco V.I. American Franchise Fund, Invesco V.I. Managed Volatility Fund, Invesco V.I. Core Equity Fund, AB VPS Growth & Income Portfolio, Davis Real Estate Portfolio, Davis Value Portfolio, Fidelity VIP Contrafund® Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Opportunities Portfolio, Janus Aspen Portfolio, Jennison Portfolio, MFS Investors Trust Series, MFS Total Return Series, MFS Research Series or Invesco V.I. Growth and Income Fund.

10% –

Victory RS Small Cap Growth Equity VIP Series, Victory SOPHUS Emerging Markets VIP Series, AB VPS Large Cap Growth Portfolio, AB VPS Global Thematic Growth Portfolio, Davis Financial Portfolio, Fidelity VIP Mid Cap Portfolio, Janus Henderson Enterprise Portfolio, Janus Henderson Forty Portfolio, Janus Henderson Global Research Portfolio, MFS Growth Series, MFS New Discovery Series, or Templeton Growth VIP Fund.

OTHER CONTRACT FEATURES	PROSPECTUS	47

•

On each quarterly anniversary, your Accumulation Value will be rebalanced to the allocation percentage listed above. If necessary, we will waive the usual fixed-rate option transfer restrictions to perform the rebalancing. Within each Asset Allocation Class, we will make shifts pro rata among the allocation options you have chosen for that class at the time of the rebalancing.

•	You may only make transfers to allocation options within the same Asset Allocation Class.

•	We will deduct any partial withdrawals from all allocation options pro rata. You will not be able to choose the allocation options from which withdrawals are made.

If you are eligible to receive the living benefit at the tenth Contract Anniversary, the living benefit amount will be credited to the Fidelity VIP Government Money Market Portfolio variable investment option.

As mentioned above, for the purposes of calculating the living benefit, the amount of the initial premium is adjusted for any partial withdrawals (including any applicable deferred sales charges) and annuity taxes. Each time you make a partial withdrawal, we will adjust the initial premium payment amount by multiplying the initial premium payment amount (or, if the amount has been previously adjusted, the adjusted initial premium payment amount) by:

your withdrawal amount
the Accumulation Value of your contract

We will terminate the living benefit rider on the earliest of the following dates:

•	the date we process any transaction requested by you that is inconsistent with the special rules outlined above

•	the date the Annuitant dies

•	the tenth Contract Anniversary

•	the date the contract terminates

•	the date Annuity Payments begin

•	the date we receive a written termination request from you.

If the contract is jointly owned by you and your spouse, your spouse may continue the contract and the rider after your death, provided the Annuitant is still living.

This rider is only available if it is approved in your state. Once the rider is terminated, it cannot be reinstated, and no further charges will be deducted for this benefit.

48	PROSPECTUS	OTHER CONTRACT FEATURES

FINANCIAL INFORMATION

HOW WE CALCULATE UNIT VALUES

When you choose a variable investment option, you accumulate variable accumulation units. With the fixed-rate option, you accumulate fixed accumulation units. To calculate the number of accumulation units you buy with each payment, we divide the amount you invest in each option by the value of units in the option. We use the unit value next calculated after we have received and accepted your payment. We calculate unit values at the close of business of the New York Stock Exchange, usually at 4:00 p.m. Eastern time, each day the Exchange is open for trading.

To determine the value of your account, we multiply the number of accumulation units in each option by the current unit value for the option.

The net investment factor is a measure of the investment experience of each variable investment option. We determine the net investment factor for a given Valuation Period as follows:

•	At the end of the Valuation Period we add together the net asset value of a Fund share and its portion of dividends and distributions made by the Fund during the period.

•	We divide this total by the net asset value of the particular Fund share calculated at the end of the preceding Valuation Period.

•

Finally we add up the daily charges (mortality and expense risks, administrative expenses, any annuity taxes, the death benefit riders and the living benefit rider where applicable) and subtract them from the above total.

The value of your

account

To determine the value of your account, we multiply the number of accumulation units in each option by the current unit value for the option.

FINANCIAL INFORMATION	PROSPECTUS	49

Costs and

expenses

No sales charges are deducted from your premium payments when you make them. However, the following charges will apply:

•	expenses of the Funds

•	mortality and expense risk charge

•	administrative expense

•	contract fee.

And the following charges may apply:

•	enhanced death benefit expense

•	living benefit expense

•	earnings benefit expense

•	deferred sales charge

•	partial withdrawal charge

•	annuity premium taxes

•	transfer charge

See accompanying text for details.

CONTRACT COSTS AND EXPENSES

The amount of a charge may not strictly correspond to the costs of providing the services or benefits indicated by the name of the charge or related to a particular contract, and we may profit from charges. For example, the contingent deferred sales charge may not fully cover all of the sales and distribution expenses actually incurred by GIAC, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover these expenses.

No sales charges are deducted from your premium payments when you make them. However, the following charges do apply:

Expenses of the Funds

The Funds you choose through your Variable Investment Options have their own management fees, 12b-1 fees, redemption fees and general operating expenses. The deduction of these fees and expenses is reflected in the per-share value of the Funds. They are fully described in the Funds’ prospectuses.

Mortality and expense risk charge

You will pay a daily charge based on an annual rate of 1.05% of the net assets of your Variable Investment Options to cover our mortality and expense risks. Mortality risks arise from our promise to pay death benefits and make Annuity Payments to each Annuitant for life. Expense risks arise from the possibility that the amounts we deduct to cover sales and administrative expenses may not be sufficient. We expect a profit from this charge and we can use any such profit for any legitimate corporate purpose including paying distribution expenses for the contracts.

Administrative expenses

You will also pay a daily charge based on an annual rate of 0.20% of the net assets of your Variable Investment Options for our administrative expenses.

Contract fee

We deduct a yearly fee of $35 on each anniversary date of your contract. To pay this charge, we will cancel the number of accumulation units that is equal in value to the fee. We cancel accumulation units in the same proportion as the percentage of the contract’s Accumulation Value attributable to each variable investment option and the fixed-rate option. If you surrender your contract before the Contract Anniversary date, we will still deduct the contract fee for that year. We will waive the contract fee if the Accumulation Value is $100,000 or more on the anniversary date of your contract.

50	PROSPECTUS	FINANCIAL INFORMATION

In addition, the following charges may apply:

Contingent deferred sales charge

If you make a partial withdrawal from your Accumulation Value or surrender your contract, you will pay a deferred sales charge on any amount that has been in your contract for less than seven contract years. This charge compensates us for expenses related to the sale of contracts. These include commissions to registered representatives, as well as promotional expenses.

When we calculate the deferred sales charge, all amounts taken out are assumed to come from the oldest premium. We do this to minimize the amount you owe. Deferred sales charges are listed in the table.

The deferred sales charge percentage is applied to the lesser of:

•	the premium payments you have made within seven contract years (84 months) before the date of your request for the withdrawal or surrender; or

•	the amount withdrawn or surrendered.

We don’t impose deferred sales charges on contracts bought by:

•	Guardian Life, its subsidiaries or any of their separate accounts

•	present or retired directors, officers, employees, general agents, or field representatives of Guardian Life or its subsidiaries

•	present or retired directors or officers of any of the Funds

•	present and retired directors, trustees, officers, partners, registered representatives and employees of broker-dealer firms that have written sales agreements with Park Avenue Securities LLC

•	immediate family members of the individuals named above, based on their status at the time the contract was purchased, limited to their:

–	spouses
–	children and grandchildren
–	parents and grandparents
–	brothers and sisters

•	trustees or custodians of any employee benefit plan, IRA, Keogh plan or trust established for the benefit of persons named in the second and third bullets above

•

clients of broker-dealers, financial institutions and registered investment advisers that have entered into an agreement with GIAC to participate in fee-based wrap accounts or similar programs to purchase contracts

•

Contract Owners who elect the Contract Anniversary Enhanced Death Benefit Option at the time the contract is issued may have surrender charges waived if the Contract Owner is confined to a long term care facility or hospital for a continuous 90 day period commencing on or after the third Contract Anniversary or if the Contract Owner is diagnosed to have a terminal illness at any time while the contract is in force.

•	Contract Owners of qualified contracts who are required by the terms of their qualified retirement plan document to withdraw part of the

Deferred sales

charges

Number of contract years completed from the date of premium payment	Contingent deferred sales charge (%)

0	7

1	6

2	5

3	4

4	3

5	2

6	1

7+	0

FINANCIAL INFORMATION	PROSPECTUS	51

Tax advice

Consult your own tax adviser about your circumstances, any recent tax developments, and the impact of state tax laws.

Accumulation Value of their contract and provide it to the plan administrator for calculation and funding, if applicable, of post- retirement health care benefits. That portion of their contract Accumulation Value that is withdrawn to Fund post-retirement health care benefits, as determined by the plan administrator, will not be subject to a contingent deferred sales charge.

Enhanced death benefit expenses

If you choose one of the enhanced death benefit options and it is in effect, you will pay a daily charge based on an annual rate of 0.20% or 0.25% of the net assets of your Variable Investment Options, depending on the option chosen.

Living benefit rider expense

If you choose the living benefit rider and it is in effect, you will pay a daily charge based on an annual rate of 0.25% of the net assets of your Variable Investment Options.

Earnings benefit rider expense

If you choose the earnings benefit rider, you will pay a daily charge based on an annual rate of 0.25% of the net assets of your Variable Investment Options. This fee is charged even during periods when this rider would not pay any benefits because there are no earnings.

Partial withdrawal charge

During the annuity period, under Option V-4, F-4 or F-5 if you make more than one partial withdrawal in a calendar quarter, you will pay an administrative charge equal to the lesser of $25 or 2% of the amount of the partial withdrawal.

Annuity taxes

Some states and municipalities may charge annuity taxes when premium payments are made or when you begin to receive Annuity Payments. These taxes currently range from 0.50% up to 3.5% of your premium payments.

In jurisdictions where the annuity tax is incurred when a premium payment is made we will pay the annuity tax on your behalf and then deduct the same amount from the value of your contract when you surrender it, or on your death, or it is applied under a payout option, whichever is first. We will do this only if permitted by applicable law.

Transfer charge

Currently, we do not charge for transfers. However, we reserve the right to charge up to $25 for each transfer. We will deduct this charge on a proportional basis from the options from which amounts are transferred.

FEDERAL TAX MATTERS

The following summary provides a general description of the Federal income tax considerations associated with the contract. It is not intended to be

52	PROSPECTUS	FINANCIAL INFORMATION

complete, to cover all tax situations or address state taxation issues. This summary is not intended as tax advice. You should consult a tax adviser for more complete information. This summary is based on our understanding of the present Federal income tax laws. We make no representation as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service (IRS).

We believe that our contracts will qualify as annuity contracts for Federal income tax purposes and the following summary assumes so. Further details are available in the Statement of Additional Information, under the heading Tax Status of the Contracts.

When you invest in an annuity contract, you usually don’t pay taxes on your investment gains until you withdraw the money – generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

We believe that if you are a natural person you won’t be taxed on increases in the Accumulation Value of a contract until a distribution occurs or until Annuity Payments begin. For these purposes, the agreement to assign or pledge any portion of a contract’s Accumulation Value and, in the case of a qualified contract (described below), any portion of an interest in the qualified plan generally will be treated as a distribution.

When Annuity Payments begin, you generally will be taxed only on the investment gains you have earned and not on the payments you made to purchase the contract. Generally, withdrawals from your annuity should only be made once you reach age 59 1/2, die or are disabled; otherwise a 10% tax penalty may be applied against any amounts included in income. Additional exceptions may apply to distributions from a qualified contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.

Taxation of non-qualified contracts

Non-natural person – If a non-natural person owns a non-qualified annuity contract, the owner generally must include in income any increase in the excess of the Accumulation Value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

This following summary generally applies to contracts owned by natural persons.

Withdrawals before the Annuity Commencement Date – When a withdrawal from a non-qualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to any excess of the Accumulation Value immediately before the distribution that exceeds the Owner’s investment in the contract.

Deferring tax

When you invest in an annuity contract, you usually don’t pay taxes on your investment gains until you withdraw the money – generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

Employer-

sponsored or

independent?

If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.

FINANCIAL INFORMATION	PROSPECTUS	53

Generally, the Owner’s investment in the contract is the amount equal to the premiums or other consideration paid for the contract, reduced by any amounts previously distributed from the contract that were not subject to tax at that time. In the case of a surrender under a non-qualified contract, the amount received generally will be taxable only to the extent it exceeds the Owner’s investment in the contract.

Withdrawals after the Annuity Commencement Date – After the Annuity Commencement Date under Option V-4, F-4 and F-5, the payee has the right to withdraw a portion of the present value of the remaining payments. In a ruling, the IRS concluded that a partial withdrawal on or after the annuity starting date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the Owner’s investment in the contract at the time (i.e., on an income first basis). In prior rulings, the IRS had concluded that the entire amount received as a partial withdrawal on or after the annuity starting date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as partial withdrawals pursuant to the income first basis set forth in the IRS’s ruling. Given the uncertainty in this area, you should consult a tax adviser regarding the tax consequences to you of a partial withdrawal under Option V-4, F-4 or F-5. Other rules may apply to partial withdrawals from qualified contracts that elect Option V-4, F-4 or F-5.

Penalty tax on certain withdrawals – In the case of a distribution from a non-qualified contract, a federal tax penalty may be imposed equal to 10% of the amount treated as income. However, there is generally no penalty on distributions that are:

•	made on or after the taxpayer reaches age 59 1/2

•	made from an immediate annuity contract

•	made on or after the death of an owner

•	attributable to the taxpayer’s becoming disabled, or

•	made as part of a series of substantially equal periodic payments for the life – or life expectancy – of the taxpayer.

If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest. In addition, you should note that distributions made before you reach age 59 1/2 under Option V-4, F-4, F-5 or any other option that provides for a period certain annuity in connection with a deferred annuity contract may be subject to the 10% tax penalty.

Other exceptions may apply under certain circumstances. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the penalty tax. In particular, you should consult a tax adviser if you wish to take partial withdrawals in addition to the

54	PROSPECTUS	FINANCIAL INFORMATION

Annuity Payments made under an election of Option V-4, F-4 or F-5 in connection with an immediate annuity contract.

Annuity payments – Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed, and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined so that you recover your investment in the contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments begin. However, once your investment in the contract has been fully recovered, the full amount of each annuity payment is subject to tax as ordinary income.

Partial Annuitization – Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as Annuity Payments instead of withdrawals. None of the payment options under the contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the contract to a payment option, we will treat those payments as withdrawals for tax purposes.

Taxation of death benefits – Amounts may be distributed from a contract because of your death or the death of the Annuitant. Generally, such amounts are included in the income of the recipient as follows:

•	if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract

•	if distributed under a payout option, they are taxed in the same way as Annuity Payments.

Transfers, assignments and contract exchanges – Transferring or assigning ownership of a contract, designating an Annuitant other than the owner, selecting certain maturity dates or exchanging a contract may result in certain tax consequences to you that are not outlined here. For example, such transactions may result in federal gift taxes for you and federal and state income taxes for the new owner, Annuitant or payee. If you are considering any such transaction, you should consult a professional tax adviser.

Withholding tax – Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. However, recipients can generally choose not to have tax withheld from distributions.

Separate account charges – It is possible that the IRS may take the position that fees deducted for certain optional benefits are deemed to be taxable distributions to you. In particular, the IRS may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if such withdrawals occur prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the contract.

Taxation of

Annuity Payments

Once your investment in the contract has been fully recovered, the full amount of each annuity payment is subject to tax as ordinary income.

FINANCIAL INFORMATION	PROSPECTUS	55

Multiple contracts – All non-qualified deferred annuity contracts issued by GIAC or its affiliates to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount included in the Contract Owner’s income when a taxable distribution occurs.

Taxation of qualified contracts

Qualified arrangements receive tax deferred treatment as a formal retirement or pension plan through provisions of the Internal Revenue Code. There is no added tax deferred benefit of funding such qualified arrangements with tax deferred annuities. While the contract will not provide additional tax benefits, it does provide other features and benefits such as death benefit protection and the possibility for income guaranteed for life.

Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts (IRAs) – As defined in Sections 219 and 408 of the Internal Revenue Code, individuals are allowed to make annual contributions to an IRA of up to the lesser of the specified annual amount or 100% of the compensation includable in their gross income. All or a portion of these contributions may be deductible, depending on the person’s income.

Distributions from certain retirement plans may be rolled over into an IRA on a tax-deferred basis without regard to these limits. SIMPLE IRAs under Section 408(p) of the Internal Revenue Code and Roth IRAs under Section 408A, may also be used in connection with variable annuity contracts.

SIMPLE IRAs allow employees to defer a percentage of annual compensation up to a specified annual amount to a retirement plan, if the sponsoring employer makes matching or non-elective contributions that meet the requirements of the Internal Revenue Code. The penalty for a premature distribution from a SIMPLE IRA that occurs within the first two years after the employee begins to participate in the plan is 25%, instead of the usual 10%.

Contributions to Roth IRAs are not tax-deductible, and contributions must be made in cash or as a rollover or transfer from another Roth IRA or IRA. A rollover or conversion of an IRA to a Roth IRA may be subject to tax. You may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

Distributions from Roth IRAs are generally not taxed. In addition to the income tax and 10% penalty which generally applies to distributions of earnings made before age 59 1/2, income tax and a 10% penalty will be imposed for any distribution of earnings made from a Roth IRA during the

56	PROSPECTUS	FINANCIAL INFORMATION

five taxable years starting after you first contribute to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Corporate pension and profit-sharing plans – Under Section 401(a) of the Internal Revenue Code, corporate employers are allowed to establish various types of retirement plans for employees, and self-employed individuals are allowed to establish qualified plans for themselves and their employees.

Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means of providing benefit payments, unless the plan complies with all applicable requirements before transferring the contract.

Tax-sheltered annuities – Pursuant to new tax regulations, starting January 1, 2009 the contract is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) contracts. Under Section 403(b) of the Internal Revenue Code, public schools and other eligible employers are allowed to purchase annuity contracts and mutual fund shares through custodial accounts on behalf of employees. Generally, these purchase payments are excluded for tax purposes from employee gross incomes. However, these payments may be subject to FICA (Social Security) taxes.

Distributions of salary reduction contributions and earnings (other than your salary reduction accumulation as of December 31, 1988) are not allowed before age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan. Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, withdrawals or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender, withdrawal or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Penalty tax on certain withdrawals – Distributions from certain qualified contracts may be subject to ordinary income taxes and a 10% federal tax penalty on the amount treated as income. However, there is generally no penalty on distributions that are:

•	made on or after the taxpayer reaches age 59 1/2

•	made on or after the death of an owner

FINANCIAL INFORMATION	PROSPECTUS	57

•	attributable to the taxpayer’s becoming disabled

•	made to pay deductible medical expenses

•	made to pay medical insurance premiums if you are unemployed

•	made to pay for qualified higher education expenses

•	made for a qualified first time home purchase up to $10,000

•	made as a qualified reservist distribution

•	for IRS levies, or

•	made as part of a series of substantially equal periodic payments for the life or life expectancy of the taxpayer.

If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest. In addition, you should note that distributions made before you reach age 59 1/2 under Option V-4, F-4, F-5 or any other option that provides for a period certain annuity may be subject to the 10% tax penalty.

Other exceptions may apply under certain circumstances and certain exceptions may not be applicable to all types of plans. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the tax penalty. In particular, you should consult a tax adviser if you wish to take partial withdrawals in addition to the Annuity Payments made under an election of Option V-4, F-4 and F-5.

Other tax issues – You should note that the annuity contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the contract value. The death benefit could be viewed as an incidental benefit, the amount of which is limited in any 401(a) or 403(b) plan. Because the death benefit may exceed this limitation, employers using the contract in connection with corporate pension and profit-sharing plans, or tax-sheltered annuities, should consult their tax adviser. The IRS has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as those available under this contract comport with IRA qualification requirements.

In the case of a withdrawal under a qualified contract, a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total account balance or accrued benefit under the retirement plan. The “investment to the contract” generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the “investment in the contract” under a qualified contract can be zero.

Qualified contracts other than Roth IRAs have minimum distribution rules that govern the timing and amount of distributions. You should refer to your

58	PROSPECTUS	FINANCIAL INFORMATION

retirement plan, adoption agreement or consult a tax adviser for more information about these distribution rules. If you are attempting to satisfy these rules through partial withdrawals before the Annuity Commencement Date, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax advisor. In addition, you should note that distributions made under Option V-4, F-4 or F-5 may not satisfy these minimum distribution rules.

Pension and annuity distributions generally are subject to withholding for the recipient’s federal income tax liability at rates that vary according to the type of distribution and the recipient’s tax status. Recipients generally are provided the opportunity to elect not to have tax withheld from distributions. Taxable “eligible rollover distributions” from section 401(a), 403(a), 403(b), and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution, except certain distributions such as distributions required by the Internal Revenue Code, hardship distributions or distributions in a specified annuity form. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee’s spouse or former spouse as Beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse Beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

While no attempt is being made to discuss in detail the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Internal Revenue Code may impose a generation skipping transfer (“GST”) tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your Beneficiaries under all possible scenarios.

FINANCIAL INFORMATION	PROSPECTUS	59

Gender-neutral and gender-distinct tables

As a result of a U.S. Supreme Court ruling, employer-related plans must use rate tables that are gender-neutral to calculate annuity purchase rates. We have revised our tables for employer-related plans and filed them in the states where we do business. We will continue to use our gender-distinct tables in all other contracts, unless it is prohibited by state law. In those cases our gender-neutral tables will be used.

Medicare Tax

Beginning in 2013, distributions from non-qualified annuity policies will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.

Annuity purchases by nonresident aliens and foreign corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Certain non-participating and non-compliant foreign entities may be subject to 30% withholding under the Foreign Account Tax Compliance Act (FATCA) unless the contract is considered grandfathered. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Our income taxes

At the present time, we make no charge for any federal, state or local taxes – other than the charge for state and local premium taxes that we incur – that may be attributable to the investment divisions of the Separate Account or to the contracts. We do have the right in the future to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that we determine is attributable to the investment divisions of the Separate Account or the contracts.

Under current laws in several states, we may incur state and local taxes in addition to premium taxes. These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

The benefit of any foreign tax credits attributable to taxes paid by certain Variable Investment Options to foreign jurisdictions cannot be passed through to you and thus we may benefit from such credit to the extent permitted under federal tax law.

Possible tax law changes

Tax law is subject to change and may be subject to interpretation. There is always the possibility that the tax treatment of the contract could change by legislation or otherwise. You should consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment annuity Contract Owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend this summary as tax advice.

60	PROSPECTUS	FINANCIAL INFORMATION

PERFORMANCE RESULTS

From time to time, we may show performance information for the Separate Account’s investment divisions in advertisements, sales literature or other materials provided to existing or prospective Contract Owners. We may also provide an existing or prospective Contract Owner with reports which use historical performance on a hypothetical basis to demonstrate how the choice of alternate underlying investment options would have impacted the Accumulation Value, surrender value and death benefit during the accumulation phase and the amounts of Annuity Payments during the payout phase of the contract. These materials are based upon historical information and are not necessarily representative of future performance. When we show performance, we’ll always include SEC standard performance, which reflects all fees and charges for specified periods. We may also show non-standard performance, for example, without showing the effect of certain charges such as deferred sales charges.

Among the key performance measures we use are total returns and yields.

Total returns include: average annual total return, total return, and change in Accumulation Unit value – all of which reflect the change in the value of an investment in an investment division of the Separate Account over a specified period, assuming the reinvestment of all income dividends and capital gains distributions.

Yield figures may be quoted for investments in shares of the Fidelity VIP Government Money Market Portfolio and other investment divisions. Current yield is a measure of the income earned on a hypothetical investment over a specified base period of seven days for the Fidelity VIP Government Money Market Portfolio investment division, and 30 days (or one month) for other investment divisions. Effective yield is another measure which may be quoted by the Fidelity VIP Government Money Market Portfolio investment division, which assumes that the net investment income earned during a base period will be earned and reinvested for a year. Yields are expressed as a percentage of the value of an Accumulation Unit at the beginning of the base period. Yields are annualized, which assumes that an investment division will generate the same level of net investment income over a one-year period. However, yields fluctuate daily.

Advertisements and sales literature for the Separate Account’s investment divisions may compare a Fund’s performance to that of investments offered through the separate accounts of other insurance companies that have similar investment objectives or programs. Promotional material may also compare a Fund’s performance to one or more indices of the types of securities which the Fund buys and sells for its portfolio. Performance comparisons may be illustrated by tables, graphs or charts. Additionally, promotional material may refer to:

•	the types and characteristics of certain securities

•	features of a Fund’s portfolio

FINANCIAL INFORMATION	PROSPECTUS	61

•	financial markets

•	historical, current or perceived economic trends, and

•	topics of general investor interest, such as personal financial planning.

In addition, advertisements and sales literature may refer to or reprint all or portions of articles, reports or independent rankings or ratings which relate specifically to the investment divisions or to other comparable investments. However, such material will not be used to indicate future performance.

Advertisements and sales literature about the variable annuity contract and the Separate Account may also refer to ratings given to GIAC by insurance company rating organizations such as:

•	Moody’s Investors Service, Inc.

•	Standard & Poor’s Ratings Services

•	A.M. Best & Co.

•	Duff & Phelps.

These ratings relate only to GIAC’s ability to meet its obligations under the contract’s fixed-rate option and to pay death benefits and living benefits provided under the contract, not to the performance or safety of the Variable Investment Options.

Further information about the performance of each investment division is contained in their respective annual reports, which may be obtained from our Customer Service Office free of charge.

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YOUR RIGHTS AND RESPONSIBILITIES

TELEPHONIC AND ELECTRONIC SERVICES

We will process certain transactions by telephone if you have authorized us to do so. We currently take Fund transfer requests and changes in future allocations over the phone. If you would like this privilege, please complete an authorization form, or complete the appropriate section of your application. Once we have your authorization on file, you can authorize permitted transactions over the telephone by calling the Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342) between 9:00 a.m. and the close of the New York Stock Exchange, generally 4:00 p.m. Eastern time.

In addition to telephone services, we offer you the ability to use your personal computer to receive documents electronically, review your account information and to perform other specified transactions. If you want to participate in any or all of our electronic programs, we ask that you visit our website www.guardianannuities.com for information and registration. If you choose to participate in the electronic document delivery program, you will receive financial reports, prospectuses, confirmations and other information via the Internet. You will not receive paper copies. However, you have the right to request paper copies at any time.

Generally, you are automatically eligible to use these services when they are available. You must notify us if you do not want to participate in any or all of these programs. You may reinstate these services at any time. You bear the risk of possible loss if someone gives us unauthorized or fraudulent registration or instructions for your account so long as we believe the registration or instructions to be genuine and we have followed reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine. If we do not follow reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine, we may be liable for any losses. Please take precautions to protect yourself from fraud. Keep your account information and PIN number private and immediately review your statements and confirmations. Contact us immediately about any transactions you believe to be unauthorized.

We may change, suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right to refuse any transaction request that we believe would be disruptive to contract administration or is not in the best interests of the Contract Owners or the Separate Account. Telephone and Internet services may be interrupted or response times slow if we are experiencing physical or technical difficulties, or economic or market emergency conditions. While we are experiencing such difficulties we ask you to send your request by regular or express mail and we will process it using the Accumulation Unit value first calculated after we receive the request. We will not be responsible or liable for: any inaccuracy, error or delay in or omission of any information you transmit or deliver to us; any loss or damage you may incur because of such inaccuracy, error, delay, omission or non-performance; or any interruption resulting from emergency circumstances.

YOUR RIGHTS AND RESPONSIBILITIES	PROSPECTUS	63

VOTING RIGHTS

We own the Fund’s shares, but you may have voting rights in the various Funds. To the extent that we are required by law, we will cast our votes according to the instructions of those Contract Owners who have an interest in Variable Investment Options investing in Funds holding a shareholder vote, as of the shareholder meeting record date. Those votes for which we receive no instructions will be voted in the same proportion as those we have received instructions for. Because of this proportional voting, a small number of contractowners could control the outcome of the vote. We’ll solicit instructions when the Funds hold shareholder votes. We have the right to restrict Contract Owner voting instructions if the laws change to allow us to do so.

The owner of the contract has voting rights until the date Annuity Payments begin. After that date, rights switch to the Annuitant. Voting rights diminish with the reduction of your contract value. The fixed-rate option has no voting rights.

YOUR RIGHT TO CANCEL THE CONTRACT

During the 10-day period after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it. Longer periods may apply in some states.

In order to cancel your contract, we must receive both the contract and your cancellation notice in Good Order. You can forward these documents to GIAC’s Customer Service Office or to the registered representative who sold you the contract. If you mail the notice, we consider it received on the postmark date, provided it has been properly addressed and the full postage has been paid.

Upon cancellation, we’ll refund to you:

•

the difference between the gross premiums you paid (including contract fees, annuity taxes and other charges) and the amounts we allocated to the variable investment and fixed-rate options you chose; and

•	the Accumulation Value of the contract on the date we receive your cancellation.

If state law requires, you will receive the total premium you paid for the contract instead.

INACTIVE CONTRACTS

Every state has “escheatment” or unclaimed property laws which generally declare contracts to be abandoned after a period of inactivity of three to five years from the contract’s Annuity Commencement Date or the date the death benefit is due and payable. Such contracts will be surrendered and paid to the abandoned property division or unclaimed property office of the applicable state. States are obligated to pay such assets (without interest) to claimants with proper documentation. You can prevent “escheatment” by keeping your address and the name(s) and address(es) of your designated Beneficiary(ies) current.

Free-look period

During the 10-day period after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it.

64	PROSPECTUS	YOUR RIGHTS AND RESPONSIBILITIES

DISTRIBUTION OF THE CONTRACT

The variable annuity contract is sold by insurance agents who are licensed by GIAC and who are either registered representatives of Park Avenue Securities LLC (PAS) or of broker-dealer firms which have entered into sales agreements with PAS and GIAC. PAS and such other broker-dealers are members of the Financial Industry Regulatory Authority (FINRA).

The principal underwriter of the contracts is PAS, located at 7 Hanover Square, New York, New York 10004.

GIAC will generally pay commissions to these individuals or broker-dealer firms for the sale of contracts. When we compensate a firm, the representative responsible for the sale of the contract will receive a portion of the compensation based on the practice of the firm. Commissions may vary, but will not exceed the limits of applicable laws and regulations.

Currently, there are several compensation programs from which these individuals or firms may choose. One compensation program is based on a percentage of each contract premium payment up to a maximum of 7%. The other compensation programs provide a lower initial commission on each premium payment but allow for ongoing annual compensation based on a percentage of the contract value. Typically, the additional annual compensation begins only after the completion of a certain number of contract years. Also, additional annual compensation may be payable while certain contract riders are in effect or under variable payout options. The maximum annual compensation possible based on contract value is 1%.

We reserve the right to pay any compensation permissible under applicable state law and regulations, including for example, additional sales or service compensation while a contract is in force or additional amounts paid in connection with special promotional incentives. In addition, we may compensate certain individuals or firms for the sale of contracts in the form of commission overrides, expense allowances, bonuses, wholesaler fees and training allowances. Individuals may also qualify for non-cash compensation such as expense-paid trips and educational seminars.

If you return your contract under the right to cancel provisions, the representative may have to return some or all of any commissions we have paid.

The fees and charges imposed under the contract defray the costs of commissions and other sales expenses. You are not charged directly for commissions or other compensation paid for the sale of the contract, but those expenses are considered in setting the levels of the charges that you do pay.

YOUR RIGHTS AND RESPONSIBILITIES	PROSPECTUS	65

SPECIAL TERMS USED IN THIS PROSPECTUS

Accumulation Period

The period between the issue date of the contract and the annuity commencement date.

Accumulation Unit

A measure used to determine the value of a contract owner’s interest under the contract before annuity payments begin. The contract has variable accumulation units and fixed accumulation units.

Accumulation Value

The value of all the accumulation units in the variable investment options and/or the fixed-rate option credited to a contract.

Annuitant

The person on whose life the annuity payments are based and on whose death, prior to the annuity commencement date, benefits under the contract are paid.

Annuity Commencement Date

The date on which annuity payments under the contract begin.

Annuity Payments

Periodic payments, either variable or fixed in nature, made by GIAC to the contract owner at monthly intervals after the annuity commencement date.

Annuity Unit

A measure used to determine the amount of any variable annuity payment.

Business Day

Each day the New York Stock Exchange is open for trading and GIAC is open for business.

Contract Anniversary Date

The annual anniversary measured from the issue date of the contract.

Contract Owner

You (or your); the person(s) or entity designated as the owner in the contract.

Customer Service Office

The Guardian Insurance & Annuity Company, Inc. Customer Service Office Box 26210, Lehigh Valley, Pennsylvania 18002. Our telephone number is 1-888-GUARDIAN (1-888-482-7342).

Customer Service Office Contact Center

For telephonic communications: Customer Service Office Contact Center 8:00 a.m. to 7:00 p.m. Eastern Time 1-888-GUARDIAN (1-888-482-7342).

Funds

The open-end management investment companies, each corresponding to a variable investment option. The Funds are listed on the front cover of this prospectus.

Good Order

Notice from any party authorized to initiate a transaction under this contract, received in a format satisfactory to GIAC at its customer service office, that contains all information required by GIAC to process that transaction. For telephone transfer instructions, good order also means that the telephone call must be received on a business day and completed no later than the close of the New York Stock Exchange, generally 4:00 p.m. Eastern time, on that day in order to receive that day’s unit value.

Valuation Period

The time period from the determination of one accumulation unit and annuity unit value to the next.

Variable Investment Options

The Funds underlying the contract are the variable investment options – as distinguished from the fixed-rate option – available for allocations of net premium payments and accumulation values.

66	PROSPECTUS	SPECIAL TERMS USED IN THIS PROSPECTUS

OTHER INFORMATION

LEGAL PROCEEDINGS

We, like other insurance companies, are involved in lawsuits and insurance department audits, inquiries, and market conduct examinations. Although the outcome of any of these matters cannot be predicted with certainty, we believe that at the present time there are no pending or threatened actions that are reasonably likely to have a material adverse impact on the Separate Account, on the ability of PAS to perform under its principal underwriting agreement, or on GIAC’s ability to meet its obligations under the contract.

CYBER-SECURITY

Our variable product business is highly dependent upon our computer systems and those of our business partners, so our business is potentially susceptible to risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, operational disruption, and unauthorized release of confidential customer information. A cyber-attack may adversely affect us and your contract value Policy Account Value by, for example, interfering with our processing of contract transactions or our ability to calculate unit values, or causing the release and possible destruction of confidential customer or business information. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Contract to lose value. While we will continue to take steps to keep our systems safe, there can be no assurance that we or the underlying Funds or our service providers will avoid losses due to cyber-attacks or information security breaches.

WHERE TO GET MORE INFORMATION

Our Statement of Additional Information (SAI) has more details about the contract described in this prospectus. If you would like a free copy, please call us toll-free at our Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342), or write to us at the following address:

The Guardian Insurance & Annuity Company, Inc. Customer Service Office Box 26210 Lehigh Valley, Pennsylvania 18002

The SAI contains the following information:

•	Services to the Separate Account

•	Annuity payments

•	Tax status of the contracts

•	Calculation of Yield Quotations for the Fidelity VIP Government Money Market Portfolio Investment Division

•	Valuation of assets of the Separate Account

•	Qualified plan transferability restrictions

•	Experts

•	Financial statements

OTHER INFORMATION	PROSPECTUS	67

APPENDIX A – SUMMARY FINANCIAL INFORMATION

The following two charts containing Accumulation Unit information for the time periods indicated are derived from the financial statements of Separate Account E, which were audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, for the year ending December 31, 2018. The data in the charts should be read in conjunction with the financial statements, related notes and other financial information for Separate Account E, which are included in the Statement of Additional Information.

The Separate Account commenced operations on September 15, 1997. All Accumulation Unit values when they first became available began at an Accumulation Unit value of $10.00. If no data appears for a particular Accumulation Unit value or rider, then that funding option or rider was not available at that time or there were no outstanding accumulation units. The Accumulation Unit value as indicated for the end of one year is also the Accumulation Unit value at the beginning of the next year.

Number of accumulation units outstanding at the end of the indicated period:

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	CONTRACTS WITH LB or EB	CONTRACTS WITH 7 Yr EDB	CONTRACTS WITH 7 Yr EDB and LB or EB	CONTRACTS WITH 7 Yr EDB LB and EB	CONTRACTS WITH CAEDB	CONTRACTS WITH CAEDB and LB or EB	CONTRACTS WITH CAEDB LB and EB
Victory RS Large Cap Alpha VIP Series	2018	2,543,904	—	532,692	—	—	123,942	2,161	—
	2017	2,851,549	—	596,673	—	—	173,621	1,548	—
	2016	3,248,221	—	662,979	—	—	201,574	2,397	—
	2015	3,541,551	—	719,271	—	—	236,112	2,617	—
	2014	3,836,417	—	821,336	—	—	258,050	7,309	—
	2013	4,133,995	6,142	923,687	1,904	—	303,304	9,809	—
	2012	4,474,731	17,710	1,057,237	2,202	—	345,570	23,566	900
	2011	5,043,336	25,168	1,232,259	2,302	—	413,558	28,532	941
	2010	5,729,187	34,402	1,437,789	2,591	—	503,721	33,333	905
	2009	6,647,432	54,336	1,591,588	3,137	—	604,816	46,101	1,034
Victory S&P 500 Index VIP Series	2018	365,487	—	43,635	—	—	28,365	3,233	—
	2017	398,145	—	53,565	—	—	46,412	2,436	—
	2016	447,492	—	56,795	—	—	73,271	2,438	—
	2015	481,345	—	62,821	—	—	80,695	3,073	—
	2014	571,428	—	80,092	—	—	89,410	3,213	—
	2013	600,434	15,999	75,252	—	—	104,178	3,358	—
	2012	684,604	53,901	88,159	—	—	131,023	4,150	1,896
	2011	813,036	77,827	102,948	4,805	—	143,621	4,286	2,913
	2010	970,265	131,519	116,166	6,308	—	216,831	8,217	2,980
	2009	1,120,262	201,496	156,098	6,883	—	273,035	8,580	3,162
Victory High Yield VIP Series	2018	103,992	—	26,202	—	—	19,346	—	—
	2017	119,414	—	26,253	—	—	21,479	—	—
	2016	133,346	—	31,224	—	—	28,549	—	—
	2015	156,866	—	34,768	—	—	32,361	1,219	—
	2014	186,034	—	36,825	—	—	32,537	2,527	—
	2013	209,316	116	40,485	—	—	38,155	3,202	—
	2012	236,409	2,165	40,781	—	—	69,604	2,086	2,167
	2011	282,298	3,764	52,220	—	—	77,030	2,116	2,376
	2010	387,160	5,067	56,761	—	—	109,216	2,869	2,431
	2009	493,704	6,710	68,044	—	—	128,888	5,578	2,670
Victory INCORE Low Duration Bond VIP Series	2018	275,139	—	10,715	—	—	18,276	—	—
	2017	—	—	—	—	—	—	—	—
	2016	175,641	—	10,253	—	—	27,615	—	—
	2015	217,885	—	12,741	—	—	27,299	—	—
	2014	252,206	—	15,151	—	—	31,077	—	—
	2013	264,555	519	20,354	—	—	42,437	312	—
	2012	368,977	2,094	55,508	—	—	55,515	1,550	—
	2011	347,636	4,084	27,327	—	—	51,221	1,817	—
	2010	364,215	9,651	29,543	—	—	67,618	2,192	—
	2009	347,353	13,673	20,499	—	—	48,423	4,365	—

68	PROSPECTUS	APPENDIX

APPENDIX A

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	CONTRACTS WITH LB or EB	CONTRACTS WITH 7 Yr EDB	CONTRACTS WITH 7 Yr EDB and LB or EB	CONTRACTS WITH 7 Yr EDB LB and EB	CONTRACTS WITH CAEDB	CONTRACTS WITH CAEDB and LB or EB	CONTRACTS WITH CAEDB LB and EB
Victory RS Small Cap Growth Equity VIP Series	2018	500,157	—	65,613	542	—	38,861	48	—
	2017	583,924	—	83,750	542	—	45,111	48	—
	2016	705,985	—	92,250	542	—	55,759	281	—
	2015	774,827	—	109,836	542	—	68,363	511	—
	2014	839,641	—	128,469	542	—	74,671	2,097	—
	2013	898,757	2,016	143,484	928	—	86,297	2,282	—
	2012	973,905	5,532	174,142	395	731	103,770	2,446	283
	2011	1,065,472	7,977	221,678	424	745	123,331	2,449	299
	2010	1,186,112	7,953	265,298	382	772	148,814	5,174	278
	2009	1,324,607	12,264	296,186	500	903	178,401	6,180	301
Victory RS International VIP Series	2018	640,917	—	54,655	—	—	59,654	2,155	—
	2017	776,321	—	62,213	—	—	65,342	2,156	—
	2016	918,028	—	69,421	—	—	73,824	2,157	—
	2015	917,537	—	84,000	—	—	82,253	2,872	—
	2014	946,277	—	90,582	—	—	81,577	8,062	—
	2013	923,791	2,463	111,743	—	—	103,012	9,215	—
	2012	980,575	18,350	140,780	—	—	146,679	8,748	759
	2011	1,078,038	25,332	178,008	130	—	189,698	9,180	793
	2010	1,182,152	35,676	219,628	440	—	249,650	13,950	765
	2009	1,360,423	47,395	261,875	450	—	291,838	17,645	880
Victory Sophus Emerging Markets VIP Series	2018	239,881	—	40,027	—	—	17,089	455	—
	2017	293,033	—	36,061	—	—	19,021	1,138	—
	2016	313,427	—	52,602	—	—	21,090	1,139	—
	2015	333,655	—	55,236	—	—	29,564	1,284	—
	2014	378,411	—	62,626	—	—	31,930	1,284	—
	2013	426,035	1,330	74,184	355	—	40,525	1,230	—
	2012	479,918	5,577	89,621	364	—	46,081	1,286	—
	2011	550,625	7,454	101,540	1,418	—	59,628	1,598	—
	2010	710,567	6,226	131,359	1,570	—	91,010	2,494	—
	2009	848,867	11,058	155,038	1,803	—	105,241	2,548	—
Victory INCORE Investment Quality Bond VIP Series	2018	1,069,893	—	100,124	3,136	—	69,395	1,843	—
	2017	1,085,650	—	110,203	3,151	—	76,506	2,360	—
	2016	1,181,146	—	133,581	3,152	—	101,643	2,703	—
	2015	1,220,910	—	145,835	3,161	—	124,944	3,614	—
	2014	1,325,738	—	170,036	3,141	—	141,026	7,127	—
	2013	1,471,400	12,677	203,301	7,743	—	190,402	8,797	—
	2012	1,698,766	47,405	249,104	4,081	3,314	232,689	23,302	2,851
	2011	1,860,940	74,289	280,765	8,704	3,286	259,648	26,323	3,837
	2010	2,032,978	115,084	322,223	11,653	3,306	346,591	29,737	4,216
	2009	2,188,314	144,501	390,977	12,788	3,256	412,300	50,525	4,320
Gabelli Capital Asset Fund	2018	633,482	—	78,344	—	—	45,513	5,690	—
	2017	760,245	—	98,143	—	—	52,032	6,114	—
	2016	905,432	—	115,275	—	—	65,709	6,570	—
	2015	933,590	—	132,121	—	—	89,470	7,107	—
	2014	1,040,446	—	155,950	—	—	100,789	7,803	—
	2013	1,084,078	114	180,532	—	—	127,875	9,769	—
	2012	1,163,062	7,991	230,142	—	—	149,683	14,382	66
	2011	1,283,065	13,434	273,299	1,018	—	172,348	16,896	579
	2010	1,448,445	23,876	334,012	1,183	—	246,753	20,967	559
	2009	1,673,815	38,211	380,900	1,296	—	299,152	22,649	570

APPENDIX	PROSPECTUS	69

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	CONTRACTS WITH LB or EB	CONTRACTS WITH 7 Yr EDB	CONTRACTS WITH 7 Yr EDB and LB or EB	CONTRACTS WITH 7 Yr EDB LB and EB	CONTRACTS WITH CAEDB	CONTRACTS WITH CAEDB and LB or EB	CONTRACTS WITH CAEDB LB and EB
Value Line Centurion Fund	2018	581,965	—	48,296	—	—	22,909	—	—
	2017	690,254	—	60,306	—	—	25,873	—	—
	2016	852,615	—	59,862	—	—	28,042	—	—
	2015	895,506	—	61,517	—	—	32,809	—	—
	2014	935,931	—	70,170	—	—	31,558	—	—
	2013	958,694	510	78,562	—	—	35,650	—	—
	2012	1,015,520	1,614	98,502	—	—	43,264	817	—
	2011	1,078,736	11,212	103,067	—	—	46,505	1,102	—
	2010	1,208,423	18,587	116,184	—	—	56,956	1,132	—
	2009	1,449,170	30,020	153,513	—	—	57,791	3,401	—
Value Line Strategic Asset Management Trust	2018	992,387	—	169,114	—	—	95,136	6,140	—
	2017	1,095,462	—	197,426	—	—	103,479	6,341	—
	2016	1,274,362	—	243,582	—	—	125,191	6,913	—
	2015	1,368,149	—	284,558	—	—	154,868	7,141	—
	2014	1,484,900	—	330,395	—	—	175,370	7,143	—
	2013	1,593,408	124	371,055	—	—	199,909	7,548	—
	2012	1,790,182	3,773	455,576	—	—	235,900	12,274	—
	2011	2,063,325	14,105	562,649	2,285	—	272,516	12,729	—
	2010	2,432,088	20,848	658,953	3,026	—	343,649	14,162	—
	2009	2,851,834	32,525	781,903	3,172	—	389,956	18,179	—
Invesco V.I. American Franchise Fund Series I	2018	129,536	—	17,256	—	—	16,374	—	—
	2017	144,858	—	19,327	—	—	17,682	—	—
	2016	158,416	—	22,212	—	—	30,803	1,052	—
	2015	164,271	—	24,224	—	—	39,656	1,053	—
	2014	187,649	—	34,112	—	—	47,100	1,055	—
	2013	207,357	113	38,024	—	—	47,486	1,056	—
	2012	279,216	4,747	43,951	—	—	50,859	3,457	—
	2011	312,598	11,348	48,899	—	—	55,585	4,356	—
	2010	366,382	12,513	64,118	1,123	—	57,766	6,144	—
	2009	408,952	17,206	82,444	1,156	—	64,799	6,127	—
Invesco V.I. Managed Volatility Fund Series I	2018	55,083	—	12,209	—	—	8,843	—	—
	2017	69,317	—	14,358	—	—	9,656	—	—
	2016	88,494	—	17,669	—	—	10,696	—	—
	2015	102,600	—	21,279	—	—	11,847	—	—
	2014	114,681	—	30,712	—	—	13,160	—	—
	2013	122,814	—	29,642	—	—	19,081	1,074	—
	2012	150,325	1,176	43,743	—	—	18,543	1,117	—
	2011	156,060	1,235	52,040	—	—	33,026	1,279	—
	2010	156,642	1,323	64,599	—	—	43,857	1,300	—
	2009	209,725	1,756	80,636	—	—	57,908	1,365	—
Invesco V.I. Government Securities Fund Series I	2018	134,261	—	27,095	31	—	32,046	15	—
	2017	154,623	—	28,036	49	—	37,777	142	—
	2016	172,243	—	35,171	50	—	44,984	274	—
	2015	198,127	—	37,571	61	—	44,471	3,517	—
	2014	226,831	—	38,682	30	—	52,735	3,800	—
	2013	262,966	1,135	57,759	51	—	56,992	5,295	—
	2012	312,952	12,337	64,326	1,643	—	65,149	10,239	3,551
	2011	370,943	32,504	57,976	3,973	—	75,534	16,814	4,477
	2010	465,986	45,825	90,689	4,837	—	111,875	17,380	4,779
	2009	662,250	78,391	131,328	5,047	—	139,529	24,441	4,790

70	PROSPECTUS	APPENDIX

APPENDIX A

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	CONTRACTS WITH LB or EB	CONTRACTS WITH 7 Yr EDB	CONTRACTS WITH 7 Yr EDB and LB or EB	CONTRACTS WITH 7 Yr EDB LB and EB	CONTRACTS WITH CAEDB	CONTRACTS WITH CAEDB and LB or EB	CONTRACTS WITH CAEDB LB and EB
Invesco V.I. Core Equity Fund Series I	2018	188,309	—	49,374	66	—	41,717	—	—
	2017	220,357	—	55,029	125	—	44,323	—	—
	2016	264,366	—	57,624	126	—	48,520	—	—
	2015	300,168	—	60,911	154	—	53,207	735	—
	2014	339,262	—	66,867	150	—	56,015	735	—
	2013	362,627	—	84,176	254	—	68,637	732	—
	2012	449,812	291	89,864	468	—	80,157	731	—
	2011	558,649	1,216	117,901	553	—	90,358	725	—
	2010	646,234	5,740	145,637	1,535	—	116,948	138	—
	2009	719,028	5,991	190,499	1,552	—	129,547	2,602	—
Invesco V.I. Government Securities Fund Series II	2018	100,884	—	9,438	—	—	19,470	2,044	—
	2017	110,581	—	6,160	—	—	21,588	2,497	—
	2016	139,968	—	10,469	—	—	29,577	2,979	—
	2015	154,970	—	12,308	—	—	28,094	7,143	—
	2014	190,155	—	13,624	—	—	31,729	7,829	—
	2013	200,198	8,847	23,358	—	—	44,032	9,499	—
	2012	211,216	31,935	32,202	2,014	—	44,816	9,973	7,591
	2011	243,693	48,597	39,859	2,227	—	57,482	17,367	7,693
Invesco V.I. Growth and Income Fund Series II	2018	89,887	—	9,428	—	—	21,861	4,126	—
	2017	105,928	—	14,736	—	—	23,284	4,300	—
	2016	117,417	—	20,999	—	—	35,153	11,301	—
	2015	137,849	—	22,372	—	—	39,362	11,027	—
	2014	150,885	—	23,508	—	—	42,441	12,293	—
	2013	175,589	1,144	28,429	—	—	51,085	12,315	—
	2012	215,882	10,441	30,066	769	—	64,977	10,473	2,874
	2011	243,920	13,057	34,375	905	—	78,834	11,101	3,199
	2010	309,677	14,162	49,107	2,015	—	112,933	12,628	3,295
	2009	347,633	22,145	75,818	2,165	—	130,892	15,618	3,623
AB VPS Growth and Income Portfolio Class B	2018	55,511	—	4,943	—	—	23,913	510	—
	2017	67,955	—	4,946	—	—	27,539	603	—
	2016	78,175	—	17,587	—	—	35,269	1,360	—
	2015	93,773	—	18,982	—	—	41,830	1,464	—
	2014	107,061	—	21,492	—	—	45,306	1,516	—
	2013	134,171	1,087	21,440	1,125	—	51,505	2,146	—
	2012	153,865	5,612	16,256	1,301	—	55,705	5,038	682
	2011	174,295	12,105	18,434	1,360	—	59,597	7,339	712
	2010	197,767	14,757	15,713	1,345	—	72,951	7,972	690
	2009	227,167	18,586	17,893	1,664	—	81,215	12,234	800
AB VPS Large Cap Growth Portfolio Class B	2018	30,350	—	3,607	—	—	8,070	540	—
	2017	31,056	—	3,243	—	—	9,126	540	—
	2016	35,607	—	2,668	—	—	9,660	540	—
	2015	48,257	—	2,501	—	—	10,455	540	—
	2014	37,250	—	2,232	—	—	12,862	746	—
	2013	42,633	—	2,451	—	—	16,763	1,255	—
	2012	44,521	1,596	2,917	—	—	19,236	5,934	—
	2011	67,513	3,422	3,021	—	—	25,344	6,616	—
	2010	77,251	5,110	2,899	—	—	34,510	7,655	—
	2009	127,094	8,400	3,112	—	—	35,699	9,069	—

APPENDIX	PROSPECTUS	71

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	CONTRACTS WITH LB or EB	CONTRACTS WITH 7 Yr EDB	CONTRACTS WITH 7 Yr EDB and LB or EB	CONTRACTS WITH 7 Yr EDB LB and EB	CONTRACTS WITH CAEDB	CONTRACTS WITH CAEDB and LB or EB	CONTRACTS WITH CAEDB LB and EB
AB VPS Global Thematic Growth Portfolio Class B	2018	29,306	—	895	—	—	700	—	—
	2017	36,237	—	941	—	—	936	—	—
	2016	42,771	—	3,042	—	—	1,374	—	—
	2015	45,459	—	3,808	—	—	1,376	—	—
	2014	52,496	—	3,813	—	—	2,606	—	—
	2013	66,728	34	5,319	—	—	4,593	—	—
	2012	85,471	960	6,229	—	—	5,606	—	—
	2011	92,043	2,561	7,487	—	—	8,401	—	—
	2010	118,584	8,112	12,078	—	—	13,795	342	—
	2009	116,394	9,090	9,121	—	—	17,512	365	—
AB VPS Value Portfolio Class B	2018	32,332	—	2,136	—	—	5,198	—	—
	2017	47,831	—	2,137	—	—	5,751	—	—
	2016	51,536	—	2,189	—	—	10,155	—	—
	2015	51,173	—	2,190	—	—	9,175	1,307	—
	2014	57,453	—	2,192	—	—	10,160	1,530	—
	2013	64,262	81	3,389	—	—	12,067	2,774	—
	2012	66,507	1,693	4,014	—	—	10,672	5,023	2,413
	2011	81,061	3,659	4,332	—	—	13,080	5,509	2,647
	2010	97,693	4,254	6,431	—	—	19,324	6,280	2,710
	2009	103,887	7,723	14,394	—	—	37,847	6,763	2,974
Davis Financial Portfolio	2018	65,616	—	25,242	—	—	9,192	1,568	—
	2017	81,465	—	27,626	—	—	11,872	1,757	—
	2016	87,710	—	27,749	—	—	20,008	1,964	—
	2015	105,413	—	28,839	—	—	26,268	2,205	—
	2014	114,075	—	34,174	—	—	27,553	2,523	—
	2013	132,527	387	40,457	—	—	29,309	3,385	—
	2012	153,506	5,100	49,281	—	—	30,768	2,710	3,869
	2011	189,857	6,166	59,774	—	—	34,681	3,053	4,764
	2010	230,721	7,419	77,986	—	—	42,035	3,909	4,590
	2009	265,576	10,510	96,352	—	—	49,074	5,254	4,961
Davis Real Estate Portfolio	2018	79,666	—	12,167	—	—	8,601	—	—
	2017	93,711	—	15,380	—	—	8,558	119	—
	2016	126,793	—	20,374	—	—	12,101	3,526	—
	2015	139,919	—	26,767	—	—	12,427	3,517	—
	2014	166,448	—	29,285	—	—	16,418	3,973	—
	2013	172,916	4,209	34,357	—	—	22,718	4,133	—
	2012	216,792	7,167	36,252	—	—	24,839	6,855	—
	2011	233,371	10,523	39,218	—	—	33,693	6,869	—
	2010	279,352	11,258	50,242	—	—	40,029	7,345	—
	2009	329,324	15,325	62,260	—	—	48,993	8,723	—
Davis Value Portfolio	2018	280,734	—	30,145	—	—	40,370	2,195	—
	2017	307,804	—	39,965	—	—	49,847	4,447	—
	2016	326,053	—	51,167	—	—	69,759	4,647	—
	2015	378,856	—	59,224	—	—	76,867	4,901	—
	2014	459,564	—	69,606	—	—	85,172	8,960	—
	2013	535,680	911	94,313	—	—	114,945	10,167	—
	2012	659,329	11,296	111,247	—	—	127,806	11,555	2,763
	2011	841,275	22,382	131,519	—	—	144,640	16,364	3,076
	2010	1,041,010	33,171	171,778	492	—	203,021	20,589	3,168
	2009	1,249,523	59,759	216,689	500	—	247,041	33,471	3,483
Fidelity VIP Contrafund Portfolio Service Class	2018	605,135	—	121,827	—	—	88,065	4,453	—
	2017	704,790	—	144,207	—	—	98,008	6,209	—
	2016	824,891	—	167,626	—	—	116,685	13,193	—
	2015	934,447	—	197,794	—	—	147,211	14,295	—
	2014	1,046,035	—	232,999	—	—	162,546	19,074	—
	2013	1,186,492	2,330	257,136	—	—	195,794	23,909	—
	2012	1,389,311	26,944	336,085	—	—	230,558	30,740	2,708
	2011	1,642,947	44,018	395,682	—	—	282,268	36,674	3,015
	2010	1,953,925	53,091	470,141	551	—	375,284	45,314	3,105
	2009	2,270,370	83,152	589,717	557	—	447,371	59,740	3,414

72	PROSPECTUS	APPENDIX

APPENDIX A

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	CONTRACTS WITH LB or EB	CONTRACTS WITH 7 Yr EDB	CONTRACTS WITH 7 Yr EDB and LB or EB	CONTRACTS WITH 7 Yr EDB LB and EB	CONTRACTS WITH CAEDB	CONTRACTS WITH CAEDB and LB or EB	CONTRACTS WITH CAEDB LB and EB
Fidelity VIP Equity-Income Portfolio Service Class	2018	229,932	—	45,076	41	—	52,113	990	—
	2017	282,070	—	53,611	81	—	54,615	1,082	—
	2016	417,241	—	60,806	82	—	63,550	1,178	—
	2015	470,354	—	74,646	100	—	75,462	2,942	—
	2014	590,759	—	98,884	108	—	86,164	3,316	—
	2013	670,621	2,358	109,204	1,290	—	104,313	6,595	—
	2012	769,022	11,361	125,950	3,404	—	139,036	12,704	2,548
	2011	849,301	21,839	144,405	5,921	—	172,172	17,214	2,796
	2010	1,024,461	34,757	184,981	6,293	—	217,696	20,324	2,863
	2009	1,255,757	48,936	224,516	7,026	—	285,006	23,347	3,142
Fidelity VIP Growth Opportunities Portfolio Service Class	2018	156,861	—	30,622	—	—	14,010	—	—
	2017	167,822	—	38,616	—	—	12,263	—	—
	2016	185,323	—	38,544	—	—	12,901	—	—
	2015	241,552	—	37,377	—	—	14,641	1,474	—
	2014	262,312	—	44,800	—	—	21,304	1,476	—
	2013	271,299	313	36,093	—	—	25,016	1,477	—
	2012	276,138	6,135	40,048	1,271	—	39,154	7,766	—
	2011	308,237	10,429	51,930	1,495	—	48,743	8,255	—
	2010	360,854	11,865	70,312	3,112	—	51,868	7,247	—
	2009	506,216	21,139	128,881	3,363	—	61,049	8,363	—
Fidelity VIP Mid Cap Portfolio Service Class	2018	262,859	—	38,049	16	—	41,417	1,552	—
	2017	309,944	—	45,273	32	—	52,205	2,436	—
	2016	374,408	—	54,293	32	—	60,725	5,227	—
	2015	420,038	—	63,619	39	—	74,430	5,469	—
	2014	474,340	—	80,206	48	—	77,731	7,859	—
	2013	540,812	1,124	97,637	81	—	93,395	8,454	—
	2012	626,651	3,948	109,736	521	—	112,384	10,123	846
	2011	744,216	9,903	130,133	805	—	136,894	11,966	901
	2010	890,982	13,808	170,079	1,285	—	177,832	14,431	874
	2009	1,057,358	20,191	209,414	1,480	—	215,277	18,577	1,013
Fidelity VIP Government Money Market Portfolio Service Class 2	2018	802,457	—	161,333	1,303	—	87,853	—	—
	2017	933,033	—	213,047	1,303	—	98,713	9,000	—
	2016	1,094,452	—	180,395	1,303	—	119,475	—	—
	2015	1,217,528	—	211,275	1,303	—	143,262	—	—
Templeton Growth VIP Fund Class 2	2018	144,272	—	10,702	—	—	24,343	501	—
	2017	163,109	—	15,601	—	—	25,875	501	—
	2016	166,855	—	22,772	—	—	29,137	501	—
	2015	175,857	—	25,675	—	—	32,525	501	—
	2014	220,319	—	27,354	—	—	36,522	686	—
	2013	262,013	311	35,528	—	—	47,782	1,351	—
	2012	317,249	4,569	44,258	—	—	48,063	6,607	246
	2011	345,424	6,296	51,710	—	—	57,086	7,637	261
	2010	413,607	7,703	69,681	—	—	84,855	8,873	240
	2009	462,191	13,048	87,641	—	—	120,201	14,031	256
Janus Henderson Enterprise Portfolio Institutional Shares	2018	284,959	—	47,685	—	—	29,076	—	—
	2017	355,077	—	51,852	—	—	38,387	—	—
	2016	389,039	—	53,390	—	—	48,060	—	—
	2015	432,404	—	77,006	—	—	54,307	—	—
	2014	472,911	—	87,537	—	—	59,200	—	—
	2013	515,291	282	95,068	—	—	76,371	—	—
	2012	557,719	322	102,877	—	—	97,370	119	—
	2011	644,350	1,134	117,301	—	—	105,965	558	—
	2010	728,367	1,950	136,915	—	—	129,588	720	—
	2009	822,284	3,665	166,183	—	—	158,329	2,448	—

APPENDIX	PROSPECTUS	73

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	CONTRACTS WITH LB or EB	CONTRACTS WITH 7 Yr EDB	CONTRACTS WITH 7 Yr EDB and LB or EB	CONTRACTS WITH 7 Yr EDB LB and EB	CONTRACTS WITH CAEDB	CONTRACTS WITH CAEDB and LB or EB	CONTRACTS WITH CAEDB LB and EB
Janus Henderson Forty Portfolio Institutional Shares	2018	194,408	—	70,490	33	—	28,724	988	—
	2017	214,298	—	81,854	84	—	34,062	989	—
	2016	257,792	—	88,310	85	—	42,986	7,907	—
	2015	311,258	—	102,471	104	—	56,124	6,508	—
	2014	336,198	—	114,040	125	—	61,974	7,469	—
	2013	393,586	43	125,835	211	—	83,389	7,313	—
	2012	444,435	590	151,481	390	—	104,758	6,367	247
	2011	515,036	1,338	174,304	460	—	107,855	5,996	262
	2010	626,046	2,327	217,145	461	—	126,566	5,460	241
	2009	727,987	3,632	266,438	462	—	154,438	5,950	257
Janus Henderson Research Portfolio Institutional Shares	2018	171,345	—	33,351	—	—	22,625	—	—
	2017	192,954	—	38,983	—	—	28,294	—	—
	2016	229,392	—	42,355	—	—	30,492	—	—
	2015	254,615	—	46,540	—	—	31,724	—	—
	2014	292,203	—	53,562	—	—	40,472	—	—
	2013	329,065	5	62,241	—	—	50,272	—	—
	2012	370,702	1,230	69,390	—	—	52,740	7,075	—
	2011	431,417	6,528	82,422	—	—	66,235	7,623	—
	2010	498,213	10,230	101,965	1,028	—	72,915	15,652	—
	2009	541,094	15,900	117,530	1,039	—	74,507	18,242	—
Janus Henderson Global Research Portfolio Institutional Shares	2018	216,467	—	48,491	—	—	53,821	—	—
	2017	243,059	—	54,435	—	—	60,773	—	—
	2016	268,247	—	53,403	—	—	76,615	—	—
	2015	283,022	—	66,637	—	—	80,531	635	—
	2014	326,767	—	79,480	—	—	90,470	635	—
	2013	364,267	—	100,095	—	—	94,854	636	—
	2012	423,144	685	119,237	—	—	110,817	637	—
	2011	529,896	952	142,744	1,524	—	129,893	638	400
	2010	631,520	1,603	178,188	1,836	—	139,051	—	345
	2009	713,436	6,723	221,153	1,960	—	169,112	2,439	355
MFS Growth Series Initial Class	2018	110,368	—	13,625	—	—	19,305	—	—
	2017	117,196	—	17,737	—	—	20,636	—	—
	2016	130,107	—	20,247	—	—	22,661	—	—
	2015	150,922	—	27,464	—	—	23,324	937	—
	2014	157,534	—	36,432	—	—	28,929	1,010	—
	2013	173,260	607	38,454	—	—	34,387	1,603	—
	2012	194,311	2,167	44,706	—	—	41,784	5,525	714
	2011	222,134	3,571	49,101	83	—	50,198	6,356	761
	2010	263,084	4,851	58,745	846	—	59,385	7,473	751
	2009	298,684	11,155	66,773	941	—	70,319	11,390	893
MFS Investors Trust Series Initial Class	2018	235,911	—	62,720	—	—	9,696	1,819	—
	2017	275,952	—	96,373	—	—	12,517	2,039	—
	2016	364,923	—	105,968	—	—	12,800	2,278	—
	2015	394,488	—	116,625	—	—	15,996	2,680	—
	2014	434,783	—	127,916	—	—	18,048	2,939	—
	2013	476,610	158	143,611	1,504	—	21,229	4,024	—
	2012	511,433	1,258	165,477	1,740	—	36,862	681	3,758
	2011	553,985	10,282	191,963	1,819	—	41,077	697	4,133
	2010	625,462	12,497	225,952	1,799	—	46,576	689	4,209
	2009	705,091	14,360	266,367	2,225	—	70,438	764	4,672

74	PROSPECTUS	APPENDIX

APPENDIX A

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	CONTRACTS WITH LB or EB	CONTRACTS WITH 7 Yr EDB	CONTRACTS WITH 7 Yr EDB and LB or EB	CONTRACTS WITH 7 Yr EDB LB and EB	CONTRACTS WITH CAEDB	CONTRACTS WITH CAEDB and LB or EB	CONTRACTS WITH CAEDB LB and EB
MFS New Discovery Series Initial Class	2018	47,293	—	7,031	—	—	13,058	—	—
	2017	56,761	—	8,081	—	—	14,326	—	—
	2016	71,637	—	9,552	—	—	14,820	—	—
	2015	86,873	—	9,656	—	—	19,768	—	—
	2014	96,694	—	18,896	—	—	20,594	—	—
	2013	136,626	140	23,505	—	—	24,481	—	—
	2012	122,944	5,278	26,923	—	—	28,372	101	—
	2011	139,325	10,784	32,230	—	—	32,499	209	—
	2010	178,475	17,756	31,329	80	—	48,446	762	—
	2009	198,286	32,742	34,895	92	—	55,724	1,672	—
MFS Research Series Initial Class	2018	24,077	—	3,014	—	—	3,798	—	—
	2017	29,894	—	5,985	—	—	5,109	—	—
	2016	37,286	—	6,270	—	—	5,382	—	—
	2015	41,513	—	6,151	—	—	6,053	—	—
	2014	56,056	—	6,691	—	—	6,711	—	—
	2013	68,898	—	6,925	—	—	7,930	—	—
	2012	84,607	981	11,086	—	—	9,141	581	—
	2011	82,699	1,122	14,314	—	—	7,030	1,538	—
	2010	90,205	6,530	15,504	—	—	8,796	1,587	—
	2009	103,025	7,041	16,978	—	—	22,303	1,749	—
MFS Total Return Series Initial Class	2018	479,279	—	67,621	2,960	—	88,764	2,831	—
	2017	553,747	—	75,308	2,960	—	97,795	2,833	—
	2016	670,690	—	101,538	2,960	—	113,771	2,835	—
	2015	751,508	—	117,068	2,960	—	125,946	3,226	—
	2014	882,274	—	124,653	2,960	—	142,251	3,228	—
	2013	1,026,197	2,827	155,753	2,960	—	166,416	5,230	—
	2012	1,214,216	7,935	188,712	—	3,739	204,510	8,871	589
	2011	1,540,357	17,971	216,343	75	3,818	222,215	9,426	1,586
	2010	1,936,226	19,665	271,128	1,080	3,774	316,245	12,077	1,537
	2009	2,302,394	30,703	308,686	1,105	3,774	406,128	14,944	956
Jennison Portfolio Class II	2018	23,061	—	3,115	—	—	4,245	—	—
	2017	25,136	—	988	—	—	4,776	—	—
	2016	27,507	—	3,218	—	—	17,180	—	—
	2015	39,840	—	2,856	—	—	18,697	—	—
	2014	35,252	—	2,958	—	—	19,529	—	—
	2013	26,159	—	3,063	—	—	22,024	—	—
	2012	27,650	2,147	3,435	—	—	22,130	—	—
	2011	30,225	6,707	3,870	—	—	22,825	—	—
	2010	35,882	6,749	4,255	—	—	25,939	—	—
	2009	45,146	15,319	4,479	—	—	27,236	—	—

APPENDIX	PROSPECTUS	75

Variable Accumulation Unit value for an Accumulation Unit value outstanding throughout the period:

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	CONTRACTS WITH LB or EB	CONTRACTS WITH 7 Yr EDB	CONTRACTS WITH 7 Yr EDB and LB or EB	CONTRACTS WITH 7 Yr EDB LB and EB	CONTRACTS WITH CAEDB	CONTRACTS WITH CAEDB and LB or EB	CONTRACTS WITH CAEDB LB and EB
Victory RS Large Cap Alpha VIP Series	2018	$22.96	$—	$22.00	$—	$—	$16.44	$14.04	$—
	2017	25.55	—	24.53	—	—	18.34	15.71	—
	2016	21.80	—	20.98	—	—	15.69	13.47	—
	2015	20.25	—	19.52	—	—	14.61	12.58	—
	2014	20.93	—	20.22	—	—	15.14	13.06	—
	2013	18.66	12.12	18.06	11.79	—	13.53	11.70	—
	2012	13.62	8.87	13.21	8.64	—	9.90	8.59	12.70
	2011	11.84	7.73	11.50	7.55	—	8.63	7.50	11.12
	2010	13.21	8.65	12.86	8.46	—	9.65	8.41	12.50
	2009	11.43	7.50	11.15	7.35	—	8.37	7.31	10.90
Victory S&P 500 Index VIP Series	2018	20.24	—	19.47	—	—	19.28	17.55	—
	2017	21.49	—	20.72	—	—	20.53	18.74	—
	2016	17.90	—	17.29	—	—	17.14	15.68	—
	2015	16.22	—	15.70	—	—	15.57	14.28	—
	2014	16.26	—	15.77	—	—	15.65	14.39	—
	2013	14.52	13.37	14.11	—	—	14.00	12.91	—
	2012	11.14	10.28	10.84	—	—	10.77	9.95	12.32
	2011	9.75	9.02	9.51	8.81	—	9.45	8.76	10.87
	2010	9.68	8.99	9.47	8.79	—	9.41	8.74	10.88
	2009	8.54	7.95	8.37	7.79	—	8.33	7.75	9.67
Victory High Yield VIP Series	2018	22.36	—	21.51	—	—	21.30	—	—
	2017	22.58	—	21.76	—	—	21.56	—	—
	2016	20.79	—	20.09	—	—	19.91	—	—
	2015	18.24	—	17.65	—	—	17.51	16.40	—
	2014	19.36	—	18.77	—	—	18.63	17.49	—
	2013	19.77	18.59	19.21	—	—	19.07	17.95	—
	2012	18.72	17.65	18.23	—	—	18.11	17.08	17.48
	2011	16.55	15.64	16.14	—	—	16.05	15.17	15.57
	2010	16.08	15.24	15.72	—	—	15.63	14.82	15.25
	2009	14.32	13.60	14.03	—	—	13.96	13.27	13.68
Victory INCORE Low Duration Bond VIP Series	2018	12.07	—	11.70	—	—	11.61	—	—
	2017	12.10	—	11.76	—	—	11.67	—	—
	2016	12.05	—	11.74	—	—	11.66	—	—
	2015	11.96	—	11.67	—	—	11.60	—	—
	2014	12.06	—	11.79	—	—	11.72	—	—
	2013	12.10	11.79	11.85	—	—	11.79	11.49	—
	2012	12.22	11.94	12.00	—	—	11.94	11.66	—
	2011	12.00	11.75	11.80	—	—	11.75	11.51	—
	2010	11.92	11.71	11.75	—	—	11.71	11.49	—
	2009	11.55	11.36	11.40	—	—	11.36	11.18	—
Victory RS Small Cap Growth Equity VIP Series	2018	42.37	—	40.60	33.66	—	42.35	33.34	—
	2017	46.76	—	44.90	37.32	—	46.86	36.99	—
	2016	34.27	—	32.97	27.47	—	34.42	27.24	—
	2015	34.21	—	32.98	27.55	—	34.45	27.33	—
	2014	34.43	28.71	33.26	27.85	—	34.76	27.65	—
	2013	31.66	26.46	30.64	25.73	—	32.04	25.55	—
	2012	21.35	17.89	20.71	17.43	17.18	21.67	17.32	17.09
	2011	18.72	15.73	18.19	15.35	15.17	19.05	15.26	15.10
	2010	19.40	16.34	18.89	15.98	15.83	19.79	15.90	15.76
	2009	15.40	13.00	15.03	12.74	12.66	15.75	12.68	12.61

76	PROSPECTUS	APPENDIX

APPENDIX A

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	CONTRACTS WITH LB or EB	CONTRACTS WITH 7 Yr EDB	CONTRACTS WITH 7 Yr EDB and LB or EB	CONTRACTS WITH 7 Yr EDB LB and EB	CONTRACTS WITH CAEDB	CONTRACTS WITH CAEDB and LB or EB	CONTRACTS WITH CAEDB LB and EB
Victory RS International VIP Series	2018	$20.23	$—	$19.38	$—	$—	$14.90	$12.70	$—
	2017	22.93	—	22.02	—	—	16.93	14.46	—
	2016	18.48	—	17.77	—	—	13.68	11.71	—
	2015	18.42	—	17.75	—	—	13.67	11.73	—
	2014	18.49	—	17.86	—	—	13.76	11.84	—
	2013	19.77	13.18	19.14	—	—	14.75	12.73	—
	2012	16.67	11.14	16.17	—	—	12.47	10.78	15.53
	2011	14.27	9.56	13.86	9.33	—	10.70	9.27	13.39
	2010	16.35	10.98	15.92	10.74	—	12.29	10.68	15.46
	2009	14.50	9.76	14.15	9.57	—	10.93	9.52	13.81
Victory Sophus Emerging Markets VIP Series	2018	29.62	—	28.38	—	—	36.44	28.47	—
	2017	37.01	—	35.54	—	—	45.65	35.76	—
	2016	26.23	—	25.24	—	—	32.43	25.47	—
	2015	23.81	—	22.95	—	—	29.51	23.24	—
	2014	27.63	28.14	26.69	—	—	34.34	27.10	—
	2013	29.06	29.67	28.13	28.85	—	36.20	28.65	—
	2012	30.49	31.21	29.57	30.40	—	38.07	30.20	—
	2011	27.18	27.89	26.41	27.23	—	34.03	27.06	—
	2010	34.83	35.83	33.92	35.05	—	43.72	34.86	—
	2009	29.61	30.54	28.89	29.93	—	37.25	29.78	—
Victory INCORE Investment Quality Bond VIP Series	2018	21.06	—	20.18	17.85	—	18.71	17.68	—
	2017	21.42	—	20.56	18.24	—	19.07	18.07	—
	2016	20.82	—	20.03	17.81	—	18.59	17.66	—
	2015	20.37	—	19.64	17.50	—	18.23	17.36	—
	2014	20.56	18.29	19.86	17.74	—	18.45	17.61	—
	2013	19.73	17.59	19.09	17.10	—	17.74	16.98	—
	2012	20.31	18.15	19.69	17.68	14.90	18.31	17.57	14.82
	2011	19.33	17.32	18.79	16.91	14.29	17.48	16.81	14.22
	2010	18.28	16.43	17.80	16.07	13.61	16.57	15.98	13.55
	2009	17.19	15.48	16.77	15.17	12.88	15.62	15.10	12.83
Gabelli Capital Asset Fund	2018	41.97	—	40.21	—	—	29.53	27.60	—
	2017	47.80	—	45.89	—	—	33.72	31.60	—
	2016	40.17	—	38.65	—	—	28.41	26.69	—
	2015	35.61	—	34.32	—	—	25.25	23.77	—
	2014	39.54	27.55	38.19	—	—	28.10	26.53	—
	2013	39.82	27.81	38.54	—	—	28.37	26.85	—
	2012	29.32	20.53	28.43	—	—	20.94	19.87	17.59
	2011	25.30	17.76	24.59	17.34	—	18.12	17.24	15.29
	2010	25.69	18.08	25.01	17.68	—	18.44	17.59	15.64
	2009	20.03	14.13	19.54	13.85	—	14.41	13.78	12.29
Value Line Centurion Fund	2018	19.91	—	19.08	—	—	14.18	—	—
	2017	20.12	—	19.32	—	—	14.36	—	—
	2016	17.02	—	16.37	—	—	12.18	—	—
	2015	16.13	—	15.55	—	—	11.57	—	—
	2014	16.16	10.79	15.61	—	—	11.62	—	—
	2013	14.98	10.03	14.50	—	—	10.80	—	—
	2012	11.58	7.77	11.23	—	—	8.37	7.52	—
	2011	10.17	6.84	9.88	—	—	7.37	6.64	—
	2010	9.79	6.61	9.53	—	—	7.11	6.43	—
	2009	7.89	5.33	7.69	—	—	5.74	5.20	—
Value Line Strategic Asset Management Trust	2018	32.99	—	31.61	—	—	21.81	19.80	—
	2017	33.37	—	32.04	—	—	22.12	20.13	—
	2016	28.91	—	27.81	—	—	19.21	17.53	—
	2015	27.75	—	26.75	—	—	18.49	16.91	—
	2014	27.85	—	26.90	—	—	18.60	17.06	—
	2013	25.99	16.57	25.16	—	—	17.40	16.00	—
	2012	21.64	13.83	20.99	—	—	14.53	13.39	—
	2011	18.99	12.17	18.45	11.87	—	12.78	11.80	—
	2010	18.54	11.91	18.06	11.65	—	12.51	11.59	—
	2009	16.30	10.50	15.90	10.29	—	11.02	10.24	—

APPENDIX	PROSPECTUS	77

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	CONTRACTS WITH LB or EB	CONTRACTS WITH 7 Yr EDB	CONTRACTS WITH 7 Yr EDB and LB or EB	CONTRACTS WITH 7 Yr EDB LB and EB	CONTRACTS WITH CAEDB	CONTRACTS WITH CAEDB and LB or EB	CONTRACTS WITH CAEDB LB and EB
Invesco V.I. American Franchise Fund Series I	2018	$15.96	$—	$15.35	$—	$—	$15.21	$—	$—
	2017	16.77	—	16.16	—	—	16.03	—	—
	2016	13.33	—	12.87	—	—	12.78	10.37	—
	2015	13.20	—	12.77	—	—	12.68	10.32	—
	2014	12.73	—	12.34	—	—	12.26	10.00	—
	2013	11.89	9.72	11.55	—	—	11.48	9.39	—
	2012	8.59	7.04	8.36	—	—	8.32	6.82	—
	2011	7.73	6.35	7.54	—	—	7.50	6.16	—
	2010	8.50	7.00	8.31	6.85	—	8.27	6.81	—
	2009	7.45	6.16	7.30	6.03	—	7.27	6.00	—
Invesco V.I. Managed Volatility Fund Series I	2018	19.03	—	18.30	—	—	18.09	—	—
	2017	21.65	—	20.86	—	—	20.63	—	—
	2016	19.83	—	19.15	—	—	18.94	—	—
	2015	18.16	—	17.57	—	—	17.39	—	—
	2014	18.79	—	18.21	—	—	18.04	—	—
	2013	15.78	—	15.33	—	—	15.19	12.66	—
	2012	14.43	12.02	14.04	—	—	13.92	11.63	—
	2011	14.10	11.78	13.75	—	—	13.64	11.43	—
	2010	12.26	10.27	11.99	—	—	11.89	9.99	—
	2009	11.68	9.81	11.44	—	—	11.36	9.56	—
Invesco V.I. Government Securities Fund Series I	2018	15.59	—	15.03	14.35	—	14.89	14.22	—
	2017	15.70	—	15.17	14.52	—	15.03	14.39	—
	2016	15.60	—	15.09	14.49	—	14.97	14.37	—
	2015	15.60	—	15.13	14.56	—	15.01	14.45	—
	2014	15.75	—	15.30	14.76	—	15.19	14.65	—
	2013	15.31	14.81	14.91	14.41	—	14.81	14.32	—
	2012	15.92	15.44	15.53	15.06	—	15.44	14.96	13.30
	2011	15.74	15.29	15.38	14.95	—	15.29	14.86	13.24
	2010	14.77	14.39	14.46	14.09	—	14.39	14.02	12.52
	2009	14.19	13.86	13.92	13.60	—	13.86	13.54	12.12
Invesco V.I. Core Equity Fund Series I	2018	13.40	—	12.88	11.53	—	12.99	—	—
	2017	14.97	—	14.43	12.95	—	14.56	—	—
	2016	13.40	—	12.94	11.64	—	13.06	—	—
	2015	12.30	—	11.90	10.73	—	12.02	10.65	—
	2014	13.22	11.94	12.82	11.59	—	12.96	11.50	—
	2013	12.38	11.21	12.03	10.90	—	12.16	10.82	—
	2012	9.70	8.81	9.44	8.58	—	9.55	8.52	—
	2011	8.63	7.85	8.41	7.66	—	8.52	7.62	—
	2010	8.74	7.97	8.54	7.80	—	8.65	7.76	—
	2009	8.08	7.39	7.91	7.24	—	8.02	7.21	—
Invesco V.I. Government Securities Fund Series II	2018	10.34	—	10.18	—	—	10.14	9.95	—
	2017	10.44	—	10.30	—	—	10.26	10.09	—
	2016	10.39	—	10.27	—	—	10.24	10.10	—
	2015	10.42	—	10.32	—	—	10.30	10.18	—
	2014	10.54	—	10.47	—	—	10.45	10.35	—
	2013	10.28	10.21	10.22	—	—	10.21	10.14	—
	2012	10.71	10.67	10.68	10.63	—	10.67	10.62	10.58
	2011	10.62	10.60	10.60	10.58	—	10.60	10.58	10.56

78	PROSPECTUS	APPENDIX

APPENDIX A

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	CONTRACTS WITH LB or EB	CONTRACTS WITH 7 Yr EDB	CONTRACTS WITH 7 Yr EDB and LB or EB	CONTRACTS WITH 7 Yr EDB LB and EB	CONTRACTS WITH CAEDB	CONTRACTS WITH CAEDB and LB or EB	CONTRACTS WITH CAEDB LB and EB
Invesco V.I. Growth and Income Fund Series II	2018	$22.59	$—	$21.85	$—	$—	$21.67	$20.78	$—
	2017	26.48	—	25.66	—	—	25.46	24.48	—
	2016	23.51	—	22.83	—	—	22.66	21.84	—
	2015	19.94	—	19.40	—	—	19.26	18.62	—
	2014	20.88	20.23	20.36	—	—	20.23	19.60	—
	2013	19.23	18.67	18.78	—	—	18.67	18.14	—
	2012	14.56	14.17	14.25	13.87	—	14.17	13.80	13.43
	2011	12.89	12.58	12.64	12.34	—	12.58	12.28	11.99
	2010	13.36	13.07	13.13	12.84	—	13.07	12.79	12.51
	2009	12.06	11.83	11.87	11.65	—	11.83	11.60	11.38
AB VPS Growth and Income Portfolio Class B	2018	22.82	—	22.07	—	—	21.89	20.99	—
	2017	24.55	—	23.79	—	—	23.60	22.69	—
	2016	20.96	—	20.35	—	—	20.20	19.47	—
	2015	19.11	—	18.59	—	—	18.47	17.84	—
	2014	19.08	—	18.60	—	—	18.48	17.91	—
	2013	17.68	17.17	17.27	16.77	—	17.17	16.67	—
	2012	13.30	12.95	13.02	12.68	—	12.95	12.61	12.28
	2011	11.49	11.21	11.27	11.00	—	11.21	10.95	10.68
	2010	10.97	10.73	10.78	10.55	—	10.73	10.50	10.28
	2009	9.85	9.66	9.70	9.51	—	9.66	9.48	9.30
AB VPS Large Cap Growth Portfolio Class B	2018	27.20	—	26.31	—	—	26.09	25.02	—
	2017	26.92	—	26.09	—	—	25.88	24.89	—
	2016	20.70	—	20.10	—	—	19.96	19.24	—
	2015	20.48	—	19.93	—	—	19.79	19.13	—
	2014	18.71	—	18.24	—	—	18.13	17.56	—
	2013	16.65	—	16.26	—	—	16.17	15.70	—
	2012	12.30	11.98	12.04	—	—	11.98	11.66	—
	2011	10.68	10.42	10.47	—	—	10.42	10.17	—
	2010	11.23	10.99	11.04	—	—	10.99	10.76	—
	2009	10.36	10.16	10.20	—	—	10.16	9.97	—
AB VPS Global Thematic Growth Portfolio Class B	2018	15.05	—	14.56	—	—	14.43	—	—
	2017	16.93	—	16.41	—	—	16.28	—	—
	2016	12.58	—	12.21	—	—	12.13	—	—
	2015	12.85	—	12.50	—	—	12.42	—	—
	2014	12.68	—	12.36	—	—	12.28	—	—
	2013	12.25	11.90	11.97	—	—	11.90	—	—
	2012	10.09	9.83	9.88	—	—	9.83	—	—
	2011	9.02	8.81	8.85	—	—	8.81	—	—
	2010	11.93	11.68	11.73	—	—	11.68	11.42	—
	2009	10.19	10.00	10.03	—	—	10.00	9.81	—
AB VPS Value Portfolio Class B	2018	16.40	—	15.86	—	—	15.73	—	—
	2017	19.62	—	19.01	—	—	18.86	—	—
	2016	17.54	—	17.03	—	—	16.90	—	—
	2015	15.96	—	15.53	—	—	15.42	14.90	—
	2014	17.41	—	16.97	—	—	16.86	16.34	—
	2013	15.91	15.45	15.55	—	—	15.45	15.01	—
	2012	11.81	11.49	11.56	—	—	11.49	11.19	10.90
	2011	10.35	10.10	10.15	—	—	10.10	9.86	9.62
	2010	10.89	10.66	10.70	—	—	10.66	10.43	10.20
	2009	9.90	9.71	9.75	—	—	9.71	9.52	9.34

APPENDIX	PROSPECTUS	79

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	CONTRACTS WITH LB or EB	CONTRACTS WITH 7 Yr EDB	CONTRACTS WITH 7 Yr EDB and LB or EB	CONTRACTS WITH 7 Yr EDB LB and EB	CONTRACTS WITH CAEDB	CONTRACTS WITH CAEDB and LB or EB	CONTRACTS WITH CAEDB LB and EB
Davis Financial Portfolio	2018	$21.49	$—	$20.66	$—	$—	$22.04	$21.73	$—
	2017	24.36	—	23.47	—	—	25.05	24.76	—
	2016	20.31	—	19.61	—	—	20.94	20.75	—
	2015	18.01	—	17.42	—	—	18.61	18.49	—
	2014	17.88	—	17.33	—	—	18.52	18.44	—
	2013	16.04	17.23	15.58	—	—	16.66	16.63	—
	2012	12.37	13.33	12.04	—	—	12.89	12.90	10.91
	2011	10.55	11.39	10.29	—	—	11.01	11.05	9.37
	2010	11.60	12.56	11.34	—	—	12.14	12.22	10.38
	2009	10.58	11.47	10.36	—	—	11.10	11.19	9.53
Davis Real Estate Portfolio	2018	34.80	—	33.46	—	—	35.93	—	—
	2017	37.02	—	35.67	—	—	38.32	41.24	—
	2016	34.63	—	33.44	—	—	35.94	38.78	—
	2015	31.97	—	30.93	—	—	33.26	35.98	—
	2014	31.85	37.40	30.88	—	—	33.22	36.02	—
	2013	25.29	29.77	24.56	—	—	26.44	28.74	—
	2012	25.95	30.63	25.26	—	—	27.20	29.64	—
	2011	22.43	26.54	21.88	—	—	23.57	25.75	—
	2010	20.86	24.74	20.39	—	—	21.98	24.07	—
	2009	17.65	20.99	17.28	—	—	18.64	20.47	—
Davis Value Portfolio	2018	20.60	—	19.81	—	—	20.46	19.30	—
	2017	24.15	—	23.27	—	—	24.04	22.74	—
	2016	19.94	—	19.26	—	—	19.90	18.87	—
	2015	18.05	—	17.46	—	—	18.06	17.17	—
	2014	17.99	17.86	17.44	—	—	18.04	17.20	—
	2013	17.18	17.09	16.69	—	—	17.27	16.50	—
	2012	13.04	13.00	12.69	—	—	13.14	12.59	12.62
	2011	11.68	11.68	11.39	—	—	11.80	11.33	11.38
	2010	12.34	12.37	12.06	12.10	—	12.50	12.03	12.12
	2009	11.08	11.14	10.85	10.91	—	11.25	10.86	10.97
Fidelity VIP Contrafund Portfolio Service Class	2018	27.45	—	26.40	—	—	26.74	23.95	—
	2017	29.72	—	28.64	—	—	29.03	26.06	—
	2016	24.72	—	23.87	—	—	24.20	21.78	—
	2015	23.20	—	22.44	—	—	22.77	20.55	—
	2014	23.36	—	22.65	—	—	22.99	20.79	—
	2013	21.16	19.60	20.55	—	—	20.87	18.93	—
	2012	16.34	15.18	15.90	—	—	16.16	14.69	16.79
	2011	14.22	13.25	13.87	—	—	14.10	12.85	14.73
	2010	14.79	13.81	14.46	13.51	—	14.70	13.44	15.43
	2009	12.79	11.97	12.53	11.73	—	12.75	11.68	13.44
Fidelity VIP Equity-Income Portfolio Service Class	2018	19.37	—	18.62	19.34	—	19.28	19.16	—
	2017	21.41	—	20.63	21.48	—	21.36	21.28	—
	2016	19.22	—	18.56	19.37	—	19.23	19.20	—
	2015	16.51	—	15.97	16.71	—	16.56	16.58	—
	2014	17.43	18.27	16.90	17.72	—	17.52	17.59	—
	2013	16.25	17.07	15.78	16.59	—	16.37	16.48	—
	2012	12.85	13.53	12.51	13.19	—	12.99	13.10	12.40
	2011	11.11	11.73	10.83	11.45	—	11.25	11.38	10.79
	2010	11.15	11.80	10.90	11.54	—	11.32	11.48	10.92
	2009	9.81	10.41	9.61	10.20	—	9.99	10.15	9.68
Fidelity VIP Growth Opportunities Portfolio Service Class	2018	20.22	—	19.45	—	—	20.09	—	—
	2017	18.23	—	17.56	—	—	18.15	—	—
	2016	13.73	—	13.26	—	—	13.71	—	—
	2015	13.87	—	13.42	—	—	13.89	13.57	—
	2014	13.32	—	12.91	—	—	13.36	13.10	—
	2013	12.03	12.31	11.69	—	—	12.10	11.89	—
	2012	8.84	9.07	8.61	8.84	—	8.92	8.78	—
	2011	7.50	7.71	7.31	7.53	—	7.58	7.48	—
	2010	7.43	7.66	7.26	7.49	—	7.53	7.45	—
	2009	6.08	6.29	5.96	6.16	—	6.18	6.13	—

80	PROSPECTUS	APPENDIX

APPENDIX A

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	CONTRACTS WITH LB or EB	CONTRACTS WITH 7 Yr EDB	CONTRACTS WITH 7 Yr EDB and LB or EB	CONTRACTS WITH 7 Yr EDB LB and EB	CONTRACTS WITH CAEDB	CONTRACTS WITH CAEDB and LB or EB	CONTRACTS WITH CAEDB LB and EB
Fidelity VIP Mid Cap Portfolio Service Class	2018	$57.89	$—	$55.67	$45.91	$—	$52.82	$45.47	$—
	2017	68.68	—	66.18	54.71	—	62.82	54.21	—
	2016	57.62	—	55.63	46.10	—	52.84	45.71	—
	2015	52.04	—	50.35	41.83	—	47.85	41.50	—
	2014	53.50	44.52	51.87	43.20	—	49.31	42.88	—
	2013	51.02	42.56	49.56	41.38	—	47.14	41.09	—
	2012	37.97	31.76	36.96	30.94	—	35.17	30.74	20.95
	2011	33.51	28.10	32.68	27.43	—	31.12	27.26	18.63
	2010	38.01	31.95	37.14	31.25	—	35.38	31.08	21.29
	2009	29.91	25.20	29.28	24.70	—	27.91	24.57	16.88
Fidelity VIP Government Money Market Portfolio Service Class 2	2018	9.72	—	9.65	9.56	—	9.63	—	—
	2017	9.71	—	9.65	9.59	—	9.64	9.58	—
	2016	9.79	—	9.76	9.72	—	9.75	—	—
	2015	9.91	—	9.90	9.88	—	9.90	—	—
Templeton Growth VIP Fund Class 2	2018	16.27	—	15.74	—	—	15.61	14.97	—
	2017	19.35	—	18.75	—	—	18.61	17.89	—
	2016	16.54	—	16.06	—	—	15.94	15.36	—
	2015	15.28	—	14.86	—	—	14.76	14.27	—
	2014	16.54	—	16.13	—	—	16.03	15.53	—
	2013	17.24	16.74	16.84	—	—	16.74	16.26	—
	2012	13.34	12.99	13.06	—	—	12.99	12.65	12.32
	2011	11.16	10.89	10.95	—	—	10.89	10.63	10.38
	2010	12.15	11.89	11.94	—	—	11.89	11.63	11.38
	2009	11.46	11.24	11.28	—	—	11.24	11.02	10.81
Janus Henderson Enterprise Portfolio Institutional Shares	2018	26.71	—	25.69	—	—	23.13	—	—
	2017	27.16	—	26.17	—	—	23.58	—	—
	2016	21.59	—	20.84	—	—	18.78	—	—
	2015	19.46	—	18.82	—	—	16.97	—	—
	2014	18.94	—	18.36	—	—	16.56	—	—
	2013	17.04	10.91	16.56	—	—	14.94	—	—
	2012	13.04	8.37	12.69	—	—	11.46	8.10	—
	2011	11.26	7.24	10.98	—	—	9.92	7.03	—
	2010	11.56	7.46	11.30	—	—	10.21	7.26	—
	2009	9.30	6.02	9.11	—	—	8.24	5.87	—
Janus Henderson Forty Portfolio Institutional Shares	2018	29.74	—	28.60	22.80	—	29.44	22.58	—
	2017	29.53	—	28.46	22.74	—	29.31	22.53	—
	2016	22.95	—	22.16	17.75	—	22.83	17.60	—
	2015	22.74	—	22.00	17.67	—	22.68	17.53	—
	2014	20.52	—	19.90	16.02	—	20.52	15.90	—
	2013	19.11	15.41	18.57	14.98	—	19.16	14.88	—
	2012	14.75	11.92	14.36	11.61	—	14.82	11.54	17.07
	2011	12.03	9.75	11.73	9.52	—	12.12	9.46	14.03
	2010	13.06	10.61	12.76	10.37	—	13.19	10.32	15.34
	2009	12.39	10.09	12.13	9.89	—	12.54	9.84	14.66
Janus Henderson Research Portfolio Institutional Shares	2018	17.25	—	16.59	—	—	16.26	—	—
	2017	17.93	—	17.27	—	—	16.95	—	—
	2016	14.20	—	13.71	—	—	13.45	—	—
	2015	14.30	—	13.84	—	—	13.59	—	—
	2014	13.75	—	13.33	—	—	13.10	—	—
	2013	12.32	10.38	11.97	—	—	11.77	—	—
	2012	9.57	8.08	9.32	—	—	9.17	7.82	—
	2011	8.18	6.92	7.97	—	—	7.85	6.71	—
	2010	8.74	7.42	8.54	7.26	—	8.41	7.22	—
	2009	7.73	6.58	7.57	6.44	—	7.46	6.41	—

APPENDIX	PROSPECTUS	81

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	CONTRACTS WITH LB or EB	CONTRACTS WITH 7 Yr EDB	CONTRACTS WITH 7 Yr EDB and LB or EB	CONTRACTS WITH 7 Yr EDB LB and EB	CONTRACTS WITH CAEDB	CONTRACTS WITH CAEDB and LB or EB	CONTRACTS WITH CAEDB LB and EB
Janus Henderson Global Research Portfolio Institutional Shares	2018	$14.75	$—	$14.18	$—	$—	$13.59	$—	$—
	2017	16.04	—	15.45	—	—	14.82	—	—
	2016	12.79	—	12.34	—	—	11.84	—	—
	2015	12.69	—	12.27	—	—	11.78	8.99	—
	2014	13.15	—	12.74	—	—	12.24	9.36	—
	2013	12.39	—	12.04	—	—	11.56	8.87	—
	2012	9.77	7.26	9.51	—	—	9.14	7.03	—
	2011	8.24	6.14	8.04	5.99	—	7.73	5.96	8.49
	2010	9.67	7.23	9.45	7.07	—	9.10	—	10.04
	2009	8.46	6.33	8.28	6.21	—	7.97	6.18	8.84
MFS Growth Series Initial Class	2018	23.49	—	22.59	—	—	21.68	—	—
	2017	23.17	—	22.33	—	—	21.44	—	—
	2016	17.86	—	17.24	—	—	16.56	—	—
	2015	17.65	—	17.08	—	—	16.42	12.46	—
	2014	16.62	—	16.11	—	—	15.49	11.79	—
	2013	15.45	11.41	15.00	—	—	14.44	11.01	—
	2012	11.43	8.46	11.12	—	—	10.71	8.19	14.20
	2011	9.86	7.32	9.62	7.15	—	9.26	7.10	12.34
	2010	10.02	7.46	9.79	7.29	—	9.43	7.25	12.63
	2009	8.80	6.56	8.61	6.43	—	8.30	6.40	11.18
MFS Investors Trust Series Initial Class	2018	26.12	—	25.03	—	—	19.32	18.40	—
	2017	27.98	—	26.87	—	—	20.76	19.81	—
	2016	22.97	—	22.10	—	—	17.08	16.35	—
	2015	21.43	—	20.65	—	—	15.97	15.32	—
	2014	21.65	—	20.91	—	—	16.18	15.56	—
	2013	19.75	14.78	19.11	14.37	—	14.80	14.26	—
	2012	15.15	11.36	14.69	11.07	—	11.37	10.99	12.92
	2011	12.87	9.68	12.51	9.45	—	9.69	9.39	11.06
	2010	13.32	10.04	12.97	9.82	—	10.06	9.77	11.53
	2009	12.14	9.18	11.85	8.99	—	9.19	8.95	10.59
MFS New Discovery Series Initial Class	2018	32.15	—	30.92	—	—	31.59	—	—
	2017	33.05	—	31.85	—	—	32.55	—	—
	2016	26.42	—	25.51	—	—	26.09	—	—
	2015	24.54	—	23.74	—	—	24.29	—	—
	2014	25.33	19.06	24.55	—	—	25.13	18.35	—
	2013	27.65	20.86	26.86	—	—	27.51	20.14	—
	2012	19.79	14.97	19.26	—	—	19.74	14.48	—
	2011	16.53	12.53	16.12	—	—	16.53	12.16	—
	2010	18.65	14.18	18.23	13.87	—	18.70	13.79	—
	2009	13.86	10.56	13.57	10.35	—	13.92	10.30	—
MFS Research Series Initial Class	2018	20.90	—	20.10	—	—	20.35	—	—
	2017	22.13	—	21.32	—	—	21.60	—	—
	2016	18.16	—	17.54	—	—	17.77	—	—
	2015	16.92	—	16.37	—	—	16.60	—	—
	2014	16.99	—	16.47	—	—	16.71	—	—
	2013	15.62	—	15.17	—	—	15.40	—	—
	2012	11.95	10.96	11.64	—	—	11.82	10.61	—
	2011	10.32	9.49	10.07	—	—	10.23	9.21	—
	2010	10.50	9.68	10.26	—	—	10.43	9.41	—
	2009	9.18	8.48	8.98	—	—	9.14	8.27	—

82	PROSPECTUS	APPENDIX

APPENDIX A

7yrEDB = Seven Year Enhanced Death Benefit	LB = Living Benefit
CAEDB = Contract Anniversary Enhanced Death Benefit	EB = Earnings Benefit

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	CONTRACTS WITH LB or EB	CONTRACTS WITH 7 Yr EDB	CONTRACTS WITH 7 Yr EDB and LB or EB	CONTRACTS WITH 7 Yr EDB LB and EB	CONTRACTS WITH CAEDB	CONTRACTS WITH CAEDB and LB or EB	CONTRACTS WITH CAEDB LB and EB
MFS Total Return Series Initial Class	2018	$22.36	$—	$21.51	$21.33	$—	$21.73	$21.12	$—
	2017	23.99	—	23.12	22.98	—	23.37	22.78	—
	2016	21.64	—	20.89	20.82	—	21.13	20.64	—
	2015	20.08	—	19.43	19.41	—	19.66	19.26	—
	2014	20.41	20.43	19.79	19.82	—	20.04	19.67	—
	2013	19.05	19.11	18.51	18.58	—	18.75	18.45	—
	2012	16.21	16.30	15.77	—	13.33	15.99	15.78	13.26
	2011	14.75	14.87	14.39	14.52	12.22	14.59	14.43	12.16
	2010	14.68	14.84	14.34	14.51	12.24	14.55	14.43	12.19
	2009	13.52	13.70	13.24	13.43	11.36	13.44	13.36	11.31
Jennison Portfolio Class II	2018	22.80	—	22.00	—	—	21.81	—	—
	2017	23.36	—	22.59	—	—	22.41	—	—
	2016	17.38	—	16.84	—	—	16.71	—	—
	2015	17.83	—	17.31	—	—	17.18	—	—
	2014	16.26	—	15.82	—	—	15.71	—	—
	2013	15.03	—	14.65	—	—	14.56	—	—
	2012	11.10	10.78	10.84	—	—	10.78	—	—
	2011	9.71	9.46	9.51	—	—	9.46	—	—
	2010	9.84	9.61	9.65	—	—	9.61	—	—
	2009	8.94	8.75	8.79	—	—	8.75	—	—

APPENDIX	PROSPECTUS	83

INDIVIDUAL FLEXIBLE PREMIUM

DEFERRED VARIABLE

ANNUITY CONTRACT

Issued Through The Guardian Separate Account E of

The Guardian Insurance & Annuity Company, Inc.

Statement of Additional Information dated May 1, 2019

This Statement of Additional Information is not a prospectus but should be read in conjunction with the current Prospectus for The Guardian Separate Account E (marketed under the name “The Guardian Investor Retirement Asset Manager”) dated May 1, 2019.

A free Prospectus is available upon request by writing:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

P.O. Box 26210

Lehigh Valley, Pennsylvania 18002

or calling:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office Contact Center

1-888-GUARDIAN (1-888-482-7342)

Read the Prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the Prospectus.

EB-013285    5/2017

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SERVICES TO THE SEPARATE ACCOUNT

The Guardian Insurance & Annuity Company, Inc. (“GIAC”) maintains the books and records of The Guardian Separate Account E (the “Separate Account”). GIAC, a wholly owned subsidiary of The Guardian Life Insurance Company of America, acts as custodian of the assets of the Separate Account. GIAC bears all expenses incurred in the operations of the Separate Account, except the mortality and expense risk charge and the administrative charge (as described in the Prospectus), which are borne by the Contract Owner.

GIAC issues variable annuity contracts and variable life insurance policies through several separate accounts all of which are registered as unit investment trusts under the 1940 Act (“Separate Accounts”). Prior to March 31, 2015, Guardian Investor Services LLC (“GIS”), a wholly owned subsidiary of GIAC, served as principal underwriter for the Separate Accounts. Effective March 31, 2015, Park Avenue Securities LLC (PAS), a wholly owned subsidiary of GIAC, serves as principal underwriter for the Separate Accounts pursuant to a distribution and service agreement between GIAC and PAS. The contracts are offered continuously and are sold by GIAC insurance agents who are registered representatives of either PAS or of other broker-dealers which have selling agreements with PAS and GIAC. GIAC paid commissions through GIS to PAS with respect to sale of products issued by the Separate Accounts totaling $19,968,275 in 2015. Additionally, GIAC paid commissions PAS with respect to sale of products issued by the Separate Accounts totaling $73,917,420 in 2015, $73,044,799 in 2016, $52,187,526 in 2017 and $48,404,215 in 2018.

ANNUITY PAYMENTS

The objective of the contracts is to provide benefit payments (known as Annuity Payments) which will increase at a rate sufficient to maintain purchasing power at a constant level. For this to occur, the actual net investment return must exceed the assumed investment return by an amount equal to the rate of inflation. Of course, no assurance can be made that this objective will be met. If the assumed interest return were to be increased, benefit payments would start at a higher level but would increase more slowly or decrease more rapidly. Likewise, a lower assumed interest return would provide a lower initial payment with greater increases or lesser decreases in subsequent Annuity Payments.

Value of an Annuity Unit: The value of an annuity unit is determined independently for each of the Variable Investment Options. For any Valuation Period, the value of an annuity unit is equal to the value for the immediately preceding Valuation Period multiplied by the annuity change factor for the current Valuation Period. The annuity unit value for a Valuation Period is the value determined as of the end of such period. The annuity change factor is equal to the net investment factor for the same Valuation Period adjusted to neutralize the assumed investment return used in determining the Annuity Payments. The net investment factor is reduced by (a) the mortality and expense risk charges, (b) administrative expenses and (c) if applicable, any optional benefit rider charge on an annual basis during the life of the contract. The dollar amount of any monthly payment due after the first monthly payment under a Variable Investment Option will be determined by multiplying the number of annuity units by the value of an annuity unit for the Valuation Period ending ten (10) days prior to the Valuation Period in which the monthly payment is due.

Determination of the First Monthly Annuity Payment: At the time Annuity Payments begin, the value of the Contract Owner’s account is determined by multiplying the appropriate variable or fixed Accumulation Unit value on the Valuation Period ten (10) days before the date the first variable or fixed annuity payment is due by the corresponding number of variable or fixed accumulation units credited to the Contract Owner’s account as of the date the first annuity payment is due, less any applicable premium taxes not previously deducted.

The contracts contain tables reflecting the dollar amount of the first monthly payment which can be purchased with each $1,000 of value accumulated under the contract. The amounts depend on the variable or fixed annuity payout option selected, the mortality table used under the contract (the 1983 Individual Mortality Table projected using Scale G) and the nearest age of the Annuitant. The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. Currently, we are using annuity purchase rates we believe to be more favorable to you than those in your contract. We may change these rates from time to time, but the rate will never be less favorable to you than those guaranteed in your contract.

Determination of the Second and Subsequent Monthly Variable Annuity Payments: The amount of the second and subsequent variable Annuity Payments is determined by multiplying the number of annuity units by the appropriate annuity unit value as

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of the Valuation Period ten (10) days prior to the day such payment is due. The number of annuity units under a contract is determined by dividing the first monthly variable annuity payment by the value of the appropriate annuity unit on the date of such payment. This number of annuity units remains fixed during the variable annuity payment period, provided no transfers among the Variable Investment Options are made. If a transfer among the Variable Investment Options is made, the number of annuity units will be adjusted accordingly.

The assumed investment return under the contract is the measuring point for subsequent variable Annuity Payments. If the actual net investment return (on an annual basis) remains equal to the assumed investment return, the variable Annuity Payments will remain constant in amount. If the actual net investment return exceeds the assumed investment return, the variable annuity payment will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than the assumed investment return, variable Annuity Payments will decrease.

For Options V-1, V-2 and V-3, the assumed investment return is 4%. Under Option V-4, you may choose a 0%, 3 1/2% or 5% assumed investment return.

The second and subsequent monthly payments made under a fixed annuity payout option will be equal to the amount of the first monthly fixed annuity payment (described above).

We may provide a Contract Owner with a personalized report to demonstrate how these calculations would have impacted the income stream had the Contract Owner annuitized the contract at some time in the past. This report is based on historical information and is not necessarily representative of future performance.

TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

Diversification Requirements. The Internal Revenue Code of 1986, as amended (“Code”) requires that the investments of each investment division of the separate account underlying the contracts be “adequately diversified” in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Fund in which it invests, will satisfy these diversification requirements.

Owner Control. In some circumstances, Owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the Owners of those assets and may be subject to tax currently on income and gains produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, we believe that the owner of a contract should not be treated as the owner of the separate account assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the contracts from being treated as the Owners of the underlying separate account assets.

Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of a holder of the contract. Specifically, section 72(s) requires that (a) if any holder dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such holder’s death; and (b) if any holder dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such holder’s death. These requirements will be considered satisfied as to any portion of a holder’s interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the holder’s death. The designated Beneficiary refers to a natural person designated by the holder as a Beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased holder, the contract may be continued with the surviving spouse as the new holder. The right of a spouse to continue the contract, and all contract provisions relating to spousal

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continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages under state law will be recognized for federal law purposes. Partners in a registered domestic partnership, civil union or similar formal relationship under state law that is not denominated as marriage under the laws of that state may not continue the contract, such partners will not be considered married for federal tax purposes. Therefore, the favorable tax treatment provided under federal law to surviving spouses is not available to such partners and spousal continuation in such cases may impact the contract’s qualification as a tax deferral vehicle. Please consult with a tax advisor with questions regarding your tax situation.

Other rules may apply to qualified contracts.

CALCULATION OF YIELD QUOTATIONS FOR THE FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO INVESTMENT DIVISION

The yield of the Investment Division of the Separate Account investing in the Fidelity VIP Government Money Market Portfolio represents the net change, exclusive of gains and losses realized by the Investment Division of the Fidelity VIP Government Money Market Portfolio and unrealized appreciation and depreciation with respect to the Fidelity VIP Government Money Market Portfolio’s portfolio of securities, in the value of a hypothetical pre-existing contract that is credited with one Accumulation Unit at the beginning of the period for which yield is determined (the “base period”). The base period generally will be a seven-day period. The current yield for a base period is calculated by dividing (1) the net change in the value of the contract for the base period (see “Accumulation Period” in the Prospectus) by (2) the value of the contract at the beginning of the base period and multiplying the result by 365/7. Deductions from purchase payments (for example, any applicable premium taxes) and any applicable contingent deferred sales charge assessed at the time of withdrawal or annuitization are not reflected in the computation of current yield of the Investment Division. The determination of net change in contract value reflects all deductions that are charged to a Contract Owner, in proportion to the length of the base period and the Investment Division’s average contract size.

Yield also may be calculated on an effective or compound basis, which assumes continual reinvestment by the Investment Division throughout an entire year of net income earned by the Investment Division at the same rate as net income is earned in the base period. The effective or compound yield for a base period is calculated by (1) dividing (i) the net change in the value of the contract for the base period by (ii) the value of the contract as of the beginning of the base period, (2) adding 1 to the result, (3) raising the sum to a power equal to 365 divided by the number of days in the base period, and (4) subtracting 1 from the result.

The current and effective yields of the Fidelity VIP Government Money Market Portfolio Investment Division will vary depending on prevailing interest rates, the operating expenses and the quality, maturity and type of instruments held in the Fidelity VIP Government Money Market Portfolio. Consequently, no yield quotation should be considered as representative of what the yield of the Investment Division may be for any specified period in the future. The yield is subject to fluctuation and is not guaranteed.

VALUATION OF ASSETS OF THE SEPARATE ACCOUNT

The value of Fund shares held in each Investment Division at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Fund has been suspended, or payment of redemption value has been postponed for the sole purpose of computing Annuity Payments, the shares held in the Separate Account (and corresponding annuity units) may be valued at fair value as determined in good faith by GIAC’s Board of Directors.

QUALIFIED PLAN TRANSFERABILITY RESTRICTIONS

Where a contract is owned in conjunction with a retirement plan qualified under the Code a tax-sheltered annuity program or individual retirement account, and notwithstanding any other provisions of the contract, the Contract Owner may not change the ownership of the contract nor may the contract be sold, assigned or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than GIAC unless the Contract Owner is the trustee of an employee trust qualified under the Code, the custodian of a custodial account treated as such, or the employer under a qualified non-trusteed pension plan.

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EXPERTS

The statutory basis financial statements of GIAC as of December 31, 2018 and 2017 and for each of the two years in the period ended December 31, 2018, and the financial statements of Separate Account E of GIAC as of December 31, 2018 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

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FINANCIAL STATEMENTS OF

THE GUARDIAN SEPARATE ACCOUNT E

The Guardian Separate Account E

STATEMENT OF ASSETS AND LIABILITIES

	Victory RS Large Cap Alpha VIP Series	Victory S&P 500 Index VIP Series	Victory High Yield VIP Series

	12/31/2018	12/31/2018	12/31/2018

Assets:
Shares owned in underlying fund	1,679,738	556,998	491,856
Net asset value per share (NAV)	43.45	16.92	6.84

Total Assets (Shares x NAV)	$72,984,616	$9,424,403	$3,364,294

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	18,717	7,790	6,048

Net Assets	$72,965,899	$9,416,613	$3,358,246

Net Assets: Total
Contract Value in accumulation period	$72,198,834	$8,850,083	$3,300,823
Contracts in Payout (annuitization) period	767,065	566,530	57,423

Net Assets	$72,965,899	$9,416,613	$3,358,246

Total Units Outstanding	3,202,699	440,720	149,540

Unit Value (Accumulation, Lowest to Highest)	$14.04 to $22.96	$17.55 to $20.24	$21.30 to $22.36

Cost of Shares in Underlying Fund	$70,590,073	$8,354,857	$3,549,780

STATEMENTS OF OPERATIONS

	Victory RS Large Cap Alpha VIP Series	Victory S&P 500 Index VIP Series	Victory High Yield VIP Series

	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018

2018 Investment Income
Income:
Reinvested dividends	$34,985	$13,623	$19,611
Expenses:
Mortality expense risk and administrative charges	1,125,990	138,847	47,391

Net investment income/(expense)	(1,091,005)	(125,224)	(27,780)

2018 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	5,517,785	1,121,225	(38,969)
Reinvested realized gain distributions	8,533,442	637,604	—

Net realized gain/(loss) on investments	14,051,227	1,758,829	(38,969)
Net change in unrealized appreciation/(depreciation) of investments	(21,149,849)	(2,186,804)	36,275

Net realized and unrealized gain/(loss) from investments	(7,098,622)	(427,975)	(2,694)

2018 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(8,189,627)	$(553,199)	$(30,474)

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-6

Investment Options
Victory INCORE Low Duration Bond VIP Series	Victory RS Small Cap Growth Equity VIP Series	Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Victory INCORE Investment Quality Bond VIP Series	Gabelli Capital Asset	Value Line Centurion

12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

362,633	1,690,657	971,641	659,740	2,223,475	1,915,317	493,348
10.27	15.29	15.47	13.59	11.95	16.45	26.39

$3,724,242	$25,850,139	$15,031,292	$8,965,867	$26,570,527	$31,506,970	$13,019,443

6,122	10,710	7,680	7,365	10,620	11,374	8,266

$3,718,120	$25,839,429	$15,023,612	$8,958,502	$26,559,907	$31,495,596	$13,011,177

$3,658,005	$25,518,532	$14,940,868	$8,876,553	$25,942,814	$31,236,847	$12,834,888
60,115	320,897	82,744	81,949	617,093	258,749	176,289

$3,718,120	$25,839,429	$15,023,612	$8,958,502	$26,559,907	$31,495,596	$13,011,177

304,129	605,221	757,381	297,451	1,244,391	763,029	653,170

$11.61 to $12.07	$33.34 to $42.37	$12.70 to $20.23	$28.47 to $29.62	$17.68 to $21.06	$27.60 to $41.97	$14.18 to $19.91

$3,726,776	$28,127,495	$15,698,006	$10,163,616	$27,556,941	$39,491,117	$6,551,192

Investment Options
Victory INCORE Low Duration Bond VIP Series	Victory RS Small Cap Growth Equity VIP Series	Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Victory INCORE Investment Quality Bond VIP Series	Gabelli Capital Asset	Value Line Centurion

1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018

$19,700	$—	$145,924	$92,339	$171,727	$126,750	$34,270

48,275	425,402	235,674	152,745	340,683	504,521	189,828

(28,575)	(425,402)	(89,750)	(60,406)	(168,956)	(377,771)	(155,558)

317	3,445,924	(123,691)	134,765	(193,357)	1,955,023	1,311,984
—	4,732,158	131,178	877,821	5,209	3,373,642	—

317	8,178,082	7,487	1,012,586	(188,148)	5,328,665	1,311,984
20,182	(10,018,266)	(2,039,754)	(3,414,183)	(105,801)	(9,564,770)	(1,184,740)

20,499	(1,840,184)	(2,032,267)	(2,401,597)	(293,949)	(4,236,105)	127,244

$(8,076)	$(2,265,586)	$(2,122,017)	$(2,462,003)	$(462,905)	$(4,613,876)	$(28,314)

B-7

The Guardian Separate Account E

STATEMENTS OF ASSETS AND LIABILITIES

	Value Line Strategic Asset Management Trust	Invesco V.I. American Franchise Series I	Invesco V.I. Managed Volatility Series I

	12/31/2018	12/31/2018	12/31/2018

Assets:
Shares owned in underlying fund	2,185,839	45,390	131,642
Net asset value per share (NAV)	18.64	57.15	11.04

Total Assets (Shares x NAV)	$40,744,041	$2,594,061	$1,453,326

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	13,160	6,554	5,494

Net Assets	$40,730,881	$2,587,507	$1,447,832

Net Assets: Total
Contract Value in accumulation period	$40,277,357	$2,580,995	$1,431,451
Contracts in Payout (annuitization) period	453,524	6,512	16,381

Net Assets	$40,730,881	$2,587,507	$1,447,832

Total Units Outstanding	1,262,777	163,166	76,134

Unit Value (Accumulation, Lowest to Highest)	$19.80 to $32.99	$15.21 to $15.96	$18.09 to $19.03

Cost of Shares in Underlying Fund	$41,931,765	$2,166,885	$1,648,580

STATEMENTS OF OPERATIONS

	Value Line Strategic Asset Management Trust	Invesco V.I. American Franchise Series I	Invesco V.I. Managed Volatility Series I

	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018

2018 Investment Income
Income:
Reinvested dividends	$320,232	$—	$31,200
Expenses:
Mortality expense risk and administrative charges	577,112	39,770	23,690

Net investment income/(expense)	(256,880)	(39,770)	7,510

2018 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	742,947	205,106	(174,653)
Reinvested realized gain distributions	4,882,130	188,522	62,949

Net realized gain/(loss) on investments	5,625,077	393,628	(111,704)
Net change in unrealized appreciation/(depreciation) of investments	(5,783,068)	(463,624)	(106,183)

Net realized and unrealized gain/(loss) from investments	(157,991)	(69,996)	(217,887)

2018 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(414,871)	$(109,766)	$(210,377)

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-8

Investment Options
Invesco V.I. Government Securities Series I	Invesco V.I. Core Equity Series I	Invesco V.I. Government Securities Series II	Invesco V.I. Growth and Income Series II	AB VPS Growth and Income Class B	AB VPS Large Cap Growth Class B	AB VPS Global Thematic Growth Class B

12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

269,163	120,669	125,202	163,206	70,356	23,627	20,896
11.22	30.94	11.12	17.48	27.34	48.91	26.33

$3,020,011	$3,733,486	$1,392,245	$2,852,832	$1,923,524	$1,155,613	$550,179

5,845	6,418	5,899	5,782	6,110	5,671	6,074

$3,014,166	$3,727,068	$1,386,346	$2,847,050	$1,917,414	$1,149,942	$544,105

$2,978,695	$3,701,582	$1,356,733	$2,795,999	$1,910,138	$1,144,503	$464,187
35,471	25,486	29,613	51,051	7,276	5,439	79,918

$3,014,166	$3,727,068	$1,386,346	$2,847,050	$1,917,414	$1,149,942	$544,105

193,448	279,466	131,835	125,302	84,877	42,567	30,901

$14.22 to $15.59	$11.53 to $13.40	$9.95 to $10.34	$20.78 to $22.59	$20.99 to $22.82	$25.02 to $27.20	$14.43 to $15.05

$3,223,502	$3,583,645	$1,449,543	$3,486,805	$1,868,976	$1,156,930	$530,166

Investment Options
Invesco V.I. Government Securities Series I	Invesco V.I. Core Equity Series I	Invesco V.I. Government Securities Series II	Invesco V.I. Growth and Income Series II	AB VPS Growth and Income Class B	AB VPS Large Cap Growth Class B	AB VPS Global Thematic Growth Class B

1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018

$67,909	$38,594	$27,957	$60,967	$17,755	$—	$—

41,784	58,112	19,139	45,634	31,076	16,917	8,531

26,125	(19,518)	8,818	15,333	(13,321)	(16,917)	(8,531)

(33,427)	211,584	(8,695)	134,654	208,076	36,246	92,468
—	276,417	—	320,501	269,895	143,623	—

(33,427)	488,001	(8,695)	455,155	477,971	179,869	92,468
(23,256)	(908,120)	(16,164)	(970,177)	(610,414)	(151,665)	(154,412)

(56,683)	(420,119)	(24,859)	(515,022)	(132,443)	28,204	(61,944)

$(30,558)	$(439,637)	$(16,041)	$(499,689)	$(145,764)	$11,287	$(70,475)

B-9

The Guardian Separate Account E

STATEMENTS OF ASSETS AND LIABILITIES

	AB VPS Value Class B	Davis Financial	Davis Real Estate

	12/31/2018	12/31/2018	12/31/2018

Assets:
Shares owned in underlying fund	45,283	190,919	286,157
Net asset value per share (NAV)	14.42	11.55	13.02

Total Assets (Shares x NAV)	$652,984	$2,205,119	$3,725,768

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	5,438	6,310	5,765

Net Assets	$647,546	$2,198,809	$3,720,003

Net Assets: Total
Contract Value in accumulation period	$645,891	$2,167,996	$3,488,224
Contracts in Payout (annuitization) period	1,655	30,813	231,779

Net Assets	$647,546	$2,198,809	$3,720,003

Total Units Outstanding	39,667	101,618	100,434

Unit Value (Accumulation, Lowest to Highest)	$15.73 to $16.40	$21.49 to $21.73	$34.80 to $35.93

Cost of Shares in Underlying Fund	$643,525	$2,675,323	$3,622,316

STATEMENTS OF OPERATIONS

	AB VPS Value Class B	Davis Financial	Davis Real Estate

	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018

2018 Investment Income
Income:
Reinvested dividends	$7,771	$31,887	$112,155
Expenses:
Mortality expense risk and administrative charges	9,706	35,639	54,012

Net investment income/(expense)	(1,935)	(3,752)	58,143

2018 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	139,018	275,508	233,655
Reinvested realized gain distributions	—	330,027	190,119

Net realized gain/(loss) on investments	139,018	605,535	423,774
Net change in unrealized appreciation/(depreciation) of investments	(271,182)	(901,279)	(743,105)

Net realized and unrealized gain/(loss) from investments	(132,164)	(295,744)	(319,331)

2018 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(134,099)	$(299,496)	$(261,188)

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-10

Investment Options
Davis Value	Fidelity VIP Contrafund Service Class	Fidelity VIP Equity-Income Service Class	Fidelity VIP Growth Opportunities Service Class	Fidelity VIP Mid Cap Service Class	Fidelity VIP Government Money Market Service Class 2	Templeton Growth VIP Class 2

12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

1,083,878	713,133	322,991	107,866	664,503	11,535,377	246,096
6.89	31.97	20.26	37.95	29.90	1.00	12.21

$7,467,922	$22,798,859	$6,543,805	$4,093,527	$19,868,647	$11,535,377	$3,004,827

6,474	10,324	6,799	5,865	9,402	1,273,006	5,954

$7,461,448	$22,788,535	$6,537,006	$4,087,662	$19,859,245	$10,262,371	$2,998,873

$7,249,468	$22,287,145	$6,316,520	$4,049,109	$19,594,020	$10,213,472	$2,903,272
211,980	501,390	220,486	38,553	265,225	48,899	95,601

$7,461,448	$22,788,535	$6,537,006	$4,087,662	$19,859,245	$10,262,371	$2,998,873

353,444	819,479	328,152	201,494	343,893	1,052,946	179,817

$19.30 to $20.60	$23.95 to $27.45	$19.16 to $19.37	$20.09 to $20.22	$45.47 to $57.89	$9.56 to $9.72	$14.97 to $16.27

$10,639,224	$20,113,169	$6,969,610	$3,534,594	$21,691,029	$11,535,377	$3,241,744

Investment Options
Davis Value	Fidelity VIP Contrafund Service Class	Fidelity VIP Equity-Income Service Class	Fidelity VIP Growth Opportunities Service Class	Fidelity VIP Mid Cap Service Class	Fidelity VIP Government Money Market Service Class 2	Templeton Growth VIP Class 2

1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018

$76,638	$160,898	$166,578	$4,519	$138,050	$168,326	$74,072

122,201	358,294	104,630	56,563	339,000	163,317	47,150

(45,563)	(197,396)	61,948	(52,044)	(200,950)	5,009	26,922

(94,568)	1,447,354	153,909	272,059	1,372,248	—	239,644
1,541,276	2,443,988	381,090	237,055	2,328,169	—	313,708

1,446,708	3,891,342	534,999	509,114	3,700,417	—	553,352
(2,690,463)	(5,502,700)	(1,344,555)	(46,658)	(7,230,547)	—	(1,157,481)

(1,243,755)	(1,611,358)	(809,556)	462,456	(3,530,130)	—	(604,129)

$(1,289,318)	$(1,808,754)	$(747,608)	$410,412	$(3,731,080)	$5,009	$(577,207)

B-11

The Guardian Separate Account E

STATEMENTS OF ASSETS AND LIABILITIES

	Janus Henderson Enterprise Institutional Shares	Janus Henderson Forty Institutional Shares	Janus Henderson Research Institutional Shares

	12/31/2018	12/31/2018	12/31/2018

Assets:
Shares owned in underlying fund	143,711	251,377	116,756
Net asset value per share (NAV)	67.02	35.20	33.70

Total Assets (Shares x NAV)	$9,631,485	$8,848,460	$3,934,688

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	6,911	7,399	6,311

Net Assets	$9,624,574	$8,841,061	$3,928,377

Net Assets: Total
Contract Value in accumulation period	$9,508,839	$8,667,590	$3,876,260
Contracts in Payout (annuitization) period	115,735	173,471	52,117

Net Assets	$9,624,574	$8,841,061	$3,928,377

Total Units Outstanding	361,719	294,643	227,321

Unit Value (Accumulation, Lowest to Highest)	$23.13 to $26.71	$22.58 to $29.74	$16.26 to $17.25

Cost of Shares in Underlying Fund	$7,789,491	$9,054,102	$3,318,338

STATEMENTS OF OPERATIONS

	Janus Henderson Enterprise Institutional Shares	Janus Henderson Forty Institutional Shares	Janus Henderson Research Institutional Shares

	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018

2018 Investment Income
Income:
Reinvested dividends	$31,498	$117,174	$24,538
Expenses:
Mortality expense risk and administrative charges	156,174	135,088	59,029

Net investment income/(expense)	(124,676)	(17,914)	(34,491)

2018 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	1,557,341	68,419	251,178
Reinvested realized gain distributions	566,965	1,258,906	216,708

Net realized gain/(loss) on investments	2,124,306	1,327,325	467,886
Net change in unrealized appreciation/(depreciation) of investments	(2,066,197)	(1,169,286)	(557,244)

Net realized and unrealized gain/(loss) from investments	58,109	158,039	(89,358)

2018 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(66,567)	$140,125	$(123,849)

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-12

Investment Options
Janus Henderson Global Research Institutional Shares	MFS Growth Initial Class	MFS Investors Trust Initial Class	MFS New Discovery Initial Class	MFS Research Initial Class	MFS Total Return Initial Class	Jennison Class II

12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

98,855	71,578	298,739	124,983	25,949	660,749	11,803
47.13	47.01	27.05	17.46	24.93	21.78	58.68

$4,659,028	$3,364,882	$8,080,878	$2,182,198	$646,913	$14,391,107	$692,618

6,373	6,227	7,191	5,686	5,264	7,911	5,795

$4,652,655	$3,358,655	$8,073,687	$2,176,512	$641,649	$14,383,196	$686,823

$4,612,340	$3,318,998	$7,951,650	$2,150,612	$641,008	$14,224,764	$686,823
40,315	39,657	122,037	25,900	641	158,432	—

$4,652,655	$3,358,655	$8,073,687	$2,176,512	$641,649	$14,383,196	$686,823

318,779	143,298	310,146	67,382	30,889	641,455	30,421

$13.59 to $14.75	$21.68 to $23.49	$18.40 to $26.12	$31.59 to $32.15	$20.35 to $20.90	$21.12 to $22.36	$21.81 to $22.80

$3,291,750	$2,469,852	$7,673,245	$2,248,987	$704,164	$13,069,360	$610,179

Investment Options
Janus Henderson Global Research Institutional Shares	MFS Growth Initial Class	MFS Investors Trust Initial Class	MFS New Discovery Initial Class	MFS Research Initial Class	MFS Total Return Initial Class	Jennison Class II

1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018	1/1/2018 to 12/31/2018

$61,509	$3,380	$59,853	$—	$5,313	$354,530	$—

72,603	50,062	126,770	34,530	10,302	213,629	10,550

(11,094)	(46,682)	(66,917)	(34,530)	(4,989)	140,901	(10,550)

313,412	351,813	1,063,809	102,848	67,469	656,198	96,200
—	250,803	415,956	334,895	87,772	722,392	—

313,412	602,616	1,479,765	437,743	155,241	1,378,590	96,200
(704,893)	(487,610)	(1,951,324)	(439,230)	(183,698)	(2,622,898)	(103,712)

(391,481)	115,006	(471,559)	(1,487)	(28,457)	(1,244,308)	(7,512)

$(402,575)	$68,324	$(538,476)	$(36,017)	$(33,446)	$(1,103,407)	$(18,062)

B-13

The Guardian Separate Account E

STATEMENTS OF CHANGES IN NET ASSETS

	Victory RS Large Cap Alpha VIP Series	Victory S&P 500 Index VIP Series	Victory High Yield VIP Series

	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018

2017 Increase/(Decrease) from Operations
Net investment income/(expense)	$(243,737)	$46,700	$171,795
Net realized gain/(loss) from sale of investments	6,091,195	1,280,535	(39,372)
Reinvested realized gain distributions	—	23,907	—
Net change in unrealized appreciation/(depreciation) of investments	8,360,561	676,695	187,058

Net increase/(decrease) resulting from operations	14,208,019	2,027,837	319,481

2017 Contract Transactions
Contract purchase payments	975,300	112,649	21,415
Transfers between investment divisions, net	(2,128,982)	156,927	(2,473)
Transfers on account of death	(491,533)	(238,404)	(37,681)
Contract fees	(51,216)	(5,974)	(1,345)
Transfers for annuity benefits, surrenders and partial withdrawals	(9,613,722)	(1,602,987)	(536,228)
Transfers–other	1,427	644	(16)

Net increase/(decrease) from contract transactions	(11,308,726)	(1,577,145)	(556,328)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—

Total Increase/(Decrease) in Net Assets	2,899,293	450,692	(236,847)
Net Assets at December 31, 2016	88,826,111	10,876,172	4,028,900

Net Assets at December 31, 2017	$91,725,404	$11,326,864	$3,792,053

2018 Increase/(Decrease) from Operations
Net investment income/(expense)	$(1,091,005)	$(125,224)	$(27,780)
Net realized gain/(loss) from sale of investments	5,517,785	1,121,225	(38,969)
Reinvested realized gain distributions	8,533,442	637,604	—
Net change in unrealized appreciation/(depreciation) of investments	(21,149,849)	(2,186,804)	36,275

Net increase/(decrease) resulting from operations	(8,189,627)	(553,199)	(30,474)

2018 Contract Transactions
Contract purchase payments	298,140	36,739	82,610
Transfers between investment divisions, net	(1,572,669)	(71,629)	3,675
Transfers on account of death	(777,353)	(110,695)	(71,041)
Contract fees	(46,653)	(5,519)	(1,236)
Transfers for annuity benefits, surrenders and partial withdrawals	(8,460,447)	(1,202,541)	(417,345)
Transfers–other	(10,896)	(3,407)	4

Net increase/(decrease) from contract transactions	(10,569,878)	(1,357,052)	(403,333)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—

Total Increase/(Decrease) in Net Assets	(18,759,505)	(1,910,251)	(433,807)
Net Assets at December 31, 2017	91,725,404	11,326,864	3,792,053

Net Assets at December 31, 2018	$72,965,899	$9,416,613	$3,358,246

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-14

Investment Options
Victory INCORE Low Duration Bond VIP Series	Victory RS Small Cap Growth Equity VIP Series	Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Victory INCORE Investment Quality Bond VIP Series	Gabelli Capital Asset	Value Line Centurion

1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018

$15,119	$(417,423)	$130,326	$(57,381)	$278,616	$(449,338)	$(174,604)
(9,611)	3,072,314	(278,577)	(877,054)	17,724	888,114	1,340,808
—	—	—	—	—	4,890,193	—
1,100	7,067,156	4,430,331	5,026,977	540,744	2,113,689	1,512,344

6,608	9,722,047	4,282,080	4,092,542	837,084	7,442,658	2,678,548

33,114	216,679	109,260	104,186	202,669	281,307	93,063
1,426,563	(1,071,219)	(560,418)	(142,208)	1,890,578	(2,181,498)	(1,812,482)
(94,754)	(176,598)	(95,163)	(93,629)	(160,050)	(268,213)	(278,102)
(1,072)	(12,324)	(5,705)	(5,040)	(9,818)	(14,786)	(5,236)
(459,172)	(4,569,115)	(2,636,351)	(1,154,986)	(5,120,168)	(5,317,452)	(1,068,658)
25	(643)	(813)	357	(26,415)	1,269	(504)

904,704	(5,613,220)	(3,189,190)	(1,291,320)	(3,223,204)	(7,499,373)	(3,071,919)

—	—	—	—	—	—	—

911,312	4,108,827	1,092,890	2,801,222	(2,386,120)	(56,715)	(393,371)
2,625,359	29,460,987	19,315,054	10,343,359	30,163,331	43,135,711	15,990,895

$3,536,671	$33,569,814	$20,407,944	$13,144,581	$27,777,211	$43,078,996	$15,597,524

$(28,575)	$(425,402)	$(89,750)	$(60,406)	$(168,956)	$(377,771)	$(155,558)
317	3,445,924	(123,691)	134,765	(193,357)	1,955,023	1,311,984
—	4,732,158	131,178	877,821	5,209	3,373,642	—
20,182	(10,018,266)	(2,039,754)	(3,414,183)	(105,801)	(9,564,770)	(1,184,740)

(8,076)	(2,265,586)	(2,122,017)	(2,462,003)	(462,905)	(4,613,876)	(28,314)

3,177	152,799	60,147	80,930	89,544	102,489	22,428
944,389	(590,495)	(555,632)	80,595	2,086,785	(1,150,555)	(853,334)
(64,495)	(120,462)	(9,580)	(54,791)	(223,387)	(138,612)	(260,645)
(846)	(12,490)	(5,243)	(4,931)	(8,405)	(13,527)	(4,809)
(692,706)	(4,895,726)	(2,751,509)	(1,824,985)	(2,701,236)	(5,770,376)	(1,458,758)
6	1,575	(498)	(894)	2,300	1,057	(2,915)

189,525	(5,464,799)	(3,262,315)	(1,724,076)	(754,399)	(6,969,524)	(2,558,033)

—	—	—	—	—	—	—

181,449	(7,730,385)	(5,384,332)	(4,186,079)	(1,217,304)	(11,583,400)	(2,586,347)
3,536,671	33,569,814	20,407,944	13,144,581	27,777,211	43,078,996	15,597,524

$3,718,120	$25,839,429	$15,023,612	$8,958,502	$26,559,907	$31,495,596	$13,011,177

B-15

The Guardian Separate Account E

STATEMENTS OF CHANGES IN NET ASSETS

	Value Line Strategic Asset Management Trust	Invesco V.I. American Franchise Series I	Invesco V.I. Managed Volatility Series I

	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018

2017 Increase/(Decrease) from Operations
Net investment income/(expense)	$(358,967)	$(38,975)	$(1,436)
Net realized gain/(loss) from sale of investments	812,042	175,102	(180,618)
Reinvested realized gain distributions	3,908,932	227,015	—
Net change in unrealized appreciation/(depreciation) of investments	2,386,772	321,876	368,605

Net increase/(decrease) resulting from operations	6,748,779	685,018	186,551

2017 Contract Transactions
Contract purchase payments	269,984	22,621	4,951
Transfers between investment divisions, net	(1,558,535)	(55,857)	(168,572)
Transfers on account of death	(334,907)	(1,607)	(106,891)
Contract fees	(22,757)	(2,115)	(1,061)
Transfers for annuity benefits, surrenders and partial withdrawals	(5,955,554)	(425,267)	(209,499)
Transfers–other	(3,947)	(2)	267

Net increase/(decrease) from contract transactions	(7,605,716)	(462,227)	(480,805)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—

Total Increase/(Decrease) in Net Assets	(856,937)	222,791	(294,254)
Net Assets at December 31, 2016	46,699,509	2,809,189	2,314,317

Net Assets at December 31, 2017	$45,842,572	$3,031,980	$2,020,063

2018 Increase/(Decrease) from Operations
Net investment income/(expense)	$(256,880)	$(39,770)	$7,510
Net realized gain/(loss) from sale of investments	742,947	205,106	(174,653)
Reinvested realized gain distributions	4,882,130	188,522	62,949
Net change in unrealized appreciation/(depreciation) of investments	(5,783,068)	(463,624)	(106,183)

Net increase/(decrease) resulting from operations	(414,871)	(109,766)	(210,377)

2018 Contract Transactions
Contract purchase payments	171,497	135,980	2,017
Transfers between investment divisions, net	(186,190)	(27,533)	(61,827)
Transfers on account of death	(830,090)	(155,563)	—
Contract fees	(20,564)	(1,836)	(824)
Transfers for annuity benefits, surrenders and partial withdrawals	(3,840,188)	(285,745)	(301,220)
Transfers–other	8,715	(10)	—

Net increase/(decrease) from contract transactions	(4,696,820)	(334,707)	(361,854)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—

Total Increase/(Decrease) in Net Assets	(5,111,691)	(444,473)	(572,231)
Net Assets at December 31, 2017	45,842,572	3,031,980	2,020,063

Net Assets at December 31, 2018	$40,730,881	$2,587,507	$1,447,832

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-16

Investment Options
Invesco V.I. Government Securities Series I	Invesco V.I. Core Equity Series I	Invesco V.I. Government Securities Series II	Invesco V.I. Growth and Income Series II	AB VPS Growth and Income Class B	AB VPS Large Cap Growth Class B	AB VPS Global Thematic Growth Class B

1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018

$25,137	$(15,633)	$6,739	$(4,242)	$(3,819)	$(15,681)	$(7,617)
(31,696)	267,715	(8,786)	389,097	392,949	9,335	100,408
—	254,717	—	164,955	224,734	65,743	—
31,557	39,781	10,049	(76,780)	(210,205)	227,715	108,031

24,998	546,580	8,002	473,030	403,659	287,112	200,822

109,034	34,429	33,136	42,509	1,630	3,373	3,733
(12,864)	1,477	(80,838)	8,541	(135,449)	(18,865)	46,401
(76,228)	(112,334)	(28,914)	(3,023)	—	—	—
(2,101)	(3,625)	(1,066)	(2,096)	(1,093)	(604)	(308)
(517,072)	(647,313)	(365,281)	(919,820)	(554,231)	(93,458)	(113,754)
15	10	5	(29)	(15)	—	—

(499,216)	(727,356)	(442,958)	(873,918)	(689,158)	(109,554)	(63,928)

—	—	—	—	—	—	—

(474,218)	(180,776)	(434,956)	(400,888)	(285,499)	177,558	136,894
3,936,622	4,951,691	1,929,683	4,319,403	2,743,267	998,133	602,857

$3,462,404	$4,770,915	$1,494,727	$3,918,515	$2,457,768	$1,175,691	$739,751

$26,125	$(19,518)	$8,818	$15,333	$(13,321)	$(16,917)	$(8,531)
(33,427)	211,584	(8,695)	134,654	208,076	36,246	92,468
—	276,417	—	320,501	269,895	143,623	—
(23,256)	(908,120)	(16,164)	(970,177)	(610,414)	(151,665)	(154,412)

(30,558)	(439,637)	(16,041)	(499,689)	(145,764)	11,287	(70,475)

28,153	15,977	27,328	19,789	1,537	3,021	1,903
(24,325)	(65,858)	22,446	(68,650)	(7,873)	121,543	(17,354)
(34,189)	(90,786)	(3,112)	—	(7,935)	—	—
(1,762)	(3,222)	(982)	(1,826)	(1,000)	(603)	(292)
(385,558)	(460,639)	(138,019)	(520,860)	(379,312)	(161,006)	(109,423)
1	318	(1)	(229)	(7)	9	(5)

(417,680)	(604,210)	(92,340)	(571,776)	(394,590)	(37,036)	(125,171)

—	—	—	—	—	—	—

(448,238)	(1,043,847)	(108,381)	(1,071,465)	(540,354)	(25,749)	(195,646)
3,462,404	4,770,915	1,494,727	3,918,515	2,457,768	1,175,691	739,751

$3,014,166	$3,727,068	$1,386,346	$2,847,050	$1,917,414	$1,149,942	$544,105

B-17

The Guardian Separate Account E

STATEMENTS OF CHANGES IN NET ASSETS

	AB VPS Value Class B	Davis Financial	Davis Real Estate

	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018

2017 Increase/(Decrease) from Operations
Net investment income/(expense)	$(2,641)	$(20,043)	$(6,725)
Net realized gain/(loss) from sale of investments	129,709	344,559	788,902
Reinvested realized gain distributions	—	251,947	151,830
Net change in unrealized appreciation/(depreciation) of investments	(4,055)	(48,821)	(601,331)

Net increase/(decrease) resulting from operations	123,013	527,642	332,676

2017 Contract Transactions
Contract purchase payments	45,043	19,067	47,520
Transfers between investment divisions, net	(1,209)	2,603	(579,242)
Transfers on account of death	(13,730)	(160)	(5,867)
Contract fees	(335)	(2,010)	(2,671)
Transfers for annuity benefits, surrenders and partial withdrawals	(177,649)	(357,834)	(1,083,290)
Transfers–other	(95)	15	(487)

Net increase/(decrease) from contract transactions	(147,975)	(338,319)	(1,624,037)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—

Total Increase/(Decrease) in Net Assets	(24,962)	189,323	(1,291,361)
Net Assets at December 31, 2016	1,114,417	2,816,217	5,909,359

Net Assets at December 31, 2017	$1,089,455	$3,005,540	$4,617,998

2018 Increase/(Decrease) from Operations
Net investment income/(expense)	$(1,935)	$(3,752)	$58,143
Net realized gain/(loss) from sale of investments	139,018	275,508	233,655
Reinvested realized gain distributions	—	330,027	190,119
Net change in unrealized appreciation/(depreciation) of investments	(271,182)	(901,279)	(743,105)

Net increase/(decrease) resulting from operations	(134,099)	(299,496)	(261,188)

2018 Contract Transactions
Contract purchase payments	12,674	56,693	54,865
Transfers between investment divisions, net	(55,007)	(81,835)	(132,891)
Transfers on account of death	(7,206)	(49,597)	(47,248)
Contract fees	(304)	(1,907)	(2,248)
Transfers for annuity benefits, surrenders and partial withdrawals	(257,982)	(430,616)	(509,297)
Transfers–other	15	27	12

Net increase/(decrease) from contract transactions	(307,810)	(507,235)	(636,807)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—

Total Increase/(Decrease) in Net Assets	(441,909)	(806,731)	(897,995)
Net Assets at December 31, 2017	1,089,455	3,005,540	4,617,998

Net Assets at December 31, 2018	$647,546	$2,198,809	$3,720,003

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-18

Investment Options
Davis Value	Fidelity VIP Contrafund Service Class	Fidelity VIP Equity-Income Service Class	Fidelity VIP Growth Opportunities Service Class	Fidelity VIP Mid Cap Service Class	Fidelity VIP Government Money Market Service Class 2	Templeton Growth VIP Class 2

1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018

$(54,665)	$(133,223)	$13,175	$(42,654)	$(210,649)	$(121,080)	$10,282
(59,612)	1,284,038	1,011,004	418,076	1,437,558	—	292,877
795,951	1,552,637	202,019	462,914	1,329,094	—	—
1,110,399	2,618,464	(223,830)	181,410	2,413,480	—	299,105

1,792,073	5,321,916	1,002,368	1,019,746	4,969,483	(121,080)	602,264

79,000	295,535	86,518	6,699	284,361	402,611	31,155
297,257	5,119	(609,155)	253,763	(554,117)	979,436	323,554
(59,951)	(27,349)	(98,673)	(1,097)	(106,418)	(330,160)	(1,187)
(5,046)	(13,987)	(5,053)	(2,360)	(14,559)	(12,375)	(1,747)
(1,376,968)	(5,018,773)	(2,436,379)	(530,736)	(4,895,319)	(2,404,686)	(616,729)
86	(650)	(86)	(7)	(359)	201,926	19

(1,065,622)	(4,760,105)	(3,062,828)	(273,738)	(5,286,411)	(1,163,248)	(264,935)

—	—	—	—	—	587	—

726,451	561,811	(2,060,460)	746,008	(316,928)	(1,283,741)	337,329
9,186,236	28,113,221	10,667,894	3,251,686	28,331,816	13,618,162	3,725,574

$9,912,687	$28,675,032	$8,607,434	$3,997,694	$28,014,888	$12,334,421	$4,062,903

$(45,563)	$(197,396)	$61,948	$(52,044)	$(200,950)	$5,009	$26,922
(94,568)	1,447,354	153,909	272,059	1,372,248	—	239,644
1,541,276	2,443,988	381,090	237,055	2,328,169	—	313,708
(2,690,463)	(5,502,700)	(1,344,555)	(46,658)	(7,230,547)	—	(1,157,481)

(1,289,318)	(1,808,754)	(747,608)	410,412	(3,731,080)	5,009	(577,207)

30,651	179,192	39,576	42,218	108,903	576,998	18,179
269,107	(89,722)	(63,140)	249,224	(223,746)	(506,377)	(9,434)
(45,176)	(157,126)	(59,060)	—	(28,151)	(233,385)	(18,828)
(4,785)	(12,969)	(4,397)	(2,463)	(13,294)	(10,506)	(1,522)
(1,411,532)	(3,994,764)	(1,235,532)	(609,467)	(4,268,657)	(2,007,759)	(475,259)
(186)	(2,354)	(267)	44	382	211,923	41

(1,161,921)	(4,077,743)	(1,322,820)	(320,444)	(4,424,563)	(1,969,106)	(486,823)

—	—	—	—	—	(107,953)	—

(2,451,239)	(5,886,497)	(2,070,428)	89,968	(8,155,643)	(2,072,050)	(1,064,030)
9,912,687	28,675,032	8,607,434	3,997,694	28,014,888	12,334,421	4,062,903

$7,461,448	$22,788,535	$6,537,006	$4,087,662	$19,859,245	$10,262,371	$2,998,873

B-19

The Guardian Separate Account E

STATEMENTS OF CHANGES IN NET ASSETS

	Janus Henderson Enterprise Institutional Shares	Janus Henderson Forty Institutional Shares	Janus Henderson Research Institutional Shares

	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018

2017 Increase/(Decrease) from Operations
Net investment income/(expense)	$(81,594)	$(137,293)	$(42,965)
Net realized gain/(loss) from sale of investments	637,657	471,730	271,824
Reinvested realized gain distributions	669,899	536,076	43,261
Net change in unrealized appreciation/(depreciation) of investments	1,380,111	1,654,158	768,721

Net increase/(decrease) resulting from operations	2,606,073	2,524,671	1,040,841

2017 Contract Transactions
Contract purchase payments	148,772	132,992	29,107
Transfers between investment divisions, net	(99,904)	(68,873)	(19,700)
Transfers on account of death	(82,534)	(45,769)	(136,031)
Contract fees	(9,717)	(6,905)	(3,994)
Transfers for annuity benefits, surrenders and partial withdrawals	(1,051,142)	(1,871,306)	(529,277)
Transfers–other	(18,262)	(326)	1

Net increase/(decrease) from contract transactions	(1,112,787)	(1,860,187)	(659,894)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—

Total Increase/(Decrease) in Net Assets	1,493,286	664,484	380,947
Net Assets at December 31, 2016	10,541,976	9,208,369	4,291,040

Net Assets at December 31, 2017	$12,035,262	$9,872,853	$4,671,987

2018 Increase/(Decrease) from Operations
Net investment income/(expense)	$(124,676)	$(17,914)	$(34,491)
Net realized gain/(loss) from sale of investments	1,557,341	68,419	251,178
Reinvested realized gain distributions	566,965	1,258,906	216,708
Net change in unrealized appreciation/(depreciation) of investments	(2,066,197)	(1,169,286)	(557,244)

Net increase/(decrease) resulting from operations	(66,567)	140,125	(123,849)

2018 Contract Transactions
Contract purchase payments	94,087	37,286	7,679
Transfers between investment divisions, net	50,185	(52,885)	(31,215)
Transfers on account of death	(95,557)	(14,099)	(81,748)
Contract fees	(9,249)	(6,714)	(3,772)
Transfers for annuity benefits, surrenders and partial withdrawals	(2,382,399)	(1,133,817)	(510,641)
Transfers–other	(1,188)	(1,688)	(64)

Net increase/(decrease) from contract transactions	(2,344,121)	(1,171,917)	(619,761)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—	—

Total Increase/(Decrease) in Net Assets	(2,410,688)	(1,031,792)	(743,610)
Net Assets at December 31, 2017	12,035,262	9,872,853	4,671,987

Net Assets at December 31, 2018	$9,624,574	$8,841,061	$3,928,377

Underlying fund names could be abbreviated. Refer to footnotes for full fund name.

See notes to financial statements.

B-20

Investment Options
Janus Henderson Global Research Institutional Shares	MFS Growth Initial Class	MFS Investors Trust Initial Class	MFS New Discovery Initial Class	MFS Research Initial Class	MFS Total Return Initial Class	Jennison Class II

1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018	1/1/2017 to 12/31/2018

$(30,600)	$(44,109)	$(67,530)	$(35,911)	$(272)	$187,569	$(12,254)
359,703	254,587	676,098	91,022	57,550	(1,904,799)	158,325
—	138,439	414,813	47,124	61,785	506,842	—
904,863	539,143	1,116,376	474,635	63,309	3,136,667	99,373

1,233,966	888,060	2,139,757	576,870	182,372	1,926,279	245,444

127,078	33,443	51,417	19,534	14,849	125,463	993
(27,121)	17,391	(260,775)	(38,548)	(56,347)	(377,013)	56,236
(10,849)	(11,438)	(21,317)	(4,915)	—	(41,683)	(263)
(4,412)	(2,826)	(5,187)	(1,890)	(533)	(9,546)	(235)
(669,672)	(393,053)	(2,284,527)	(472,528)	(123,710)	(3,401,568)	(404,917)
10	(35)	(164)	—	—	(35)	—

(584,966)	(356,518)	(2,520,553)	(498,347)	(165,741)	(3,704,382)	(348,186)

—	—	—	—	—	—	—

649,000	531,542	(380,796)	78,523	16,631	(1,778,103)	(102,742)
5,039,783	3,063,313	11,114,962	2,544,673	883,045	19,392,545	819,252

$5,688,783	$3,594,855	$10,734,166	$2,623,196	$899,676	$17,614,442	$716,510

$(11,094)	$(46,682)	$(66,917)	$(34,530)	$(4,989)	$140,901	$(10,550)
313,412	351,813	1,063,809	102,848	67,469	656,198	96,200
—	250,803	415,956	334,895	87,772	722,392	—
(704,893)	(487,610)	(1,951,324)	(439,230)	(183,698)	(2,622,898)	(103,712)

(402,575)	68,324	(538,476)	(36,017)	(33,446)	(1,103,407)	(18,062)

94,220	29,487	36,506	16,943	4,157	67,639	1,488
(14,772)	130,558	(33,193)	11,964	(65,290)	(38,006)	25,211
(122,259)	(4)	(33,469)	—	(22,951)	(144,167)	—
(3,924)	(2,842)	(4,771)	(1,772)	(475)	(8,511)	(226)
(586,650)	(461,723)	(2,087,206)	(437,823)	(140,023)	(2,005,160)	(38,099)
(168)	—	130	21	1	366	1

(633,553)	(304,524)	(2,122,003)	(410,667)	(224,581)	(2,127,839)	(11,625)

—	—	—	—	—	—	—

(1,036,128)	(236,200)	(2,660,479)	(446,684)	(258,027)	(3,231,246)	(29,687)
5,688,783	3,594,855	10,734,166	2,623,196	899,676	17,614,442	716,510

$4,652,655	$3,358,655	$8,073,687	$2,176,512	$641,649	$14,383,196	$686,823

B-21

THE GUARDIAN SEPARATE ACCOUNT E

NOTES TO FINANCIAL STATEMENTS (December 31, 2018)

NOTE 1 — ORGANIZATION

The Guardian Separate Account E (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was organized by The Guardian Insurance & Annuity Company, Inc. (GIAC) on September 26, 1996, and commenced operations on September 15, 1997. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). GIAC issues the individual and group deferred variable annuity contracts offered through the Account. GIAC provides for accumulations and benefits under the contracts by crediting the net premium purchase payments to one or more investment divisions established within the Account, or to the Fixed Rate Option (FRO), as selected by the contract owner. Amounts allocated to the FRO are maintained by GIAC in its general account. The contract owner may transfer his or her contract value among the forty investment options within the Account, or the FRO. However, a contract owner may only invest in up to twenty investment divisions, including FRO, at any time. Contract owners who qualify may also purchase either a seven year or contract anniversary Enhanced Death Benefit Rider and elect a Living Benefit Rider and/or Earnings Benefit Rider, which may provide greater benefits than the proceeds payable under the basic contract.

The forty investment options of the Account correspond to the following underlying mutual funds and classes of shares in which the investment option invests (collectively, the Funds and individually, a Fund):

Victory RS Large Cap Alpha VIP Series

Victory S&P 500 Index VIP Series

Victory High Yield VIP Series

Victory INCORE Low Duration Bond VIP Series

Victory RS Small Cap Growth Equity VIP Series

Victory RS International VIP Series

Victory Sophus Emerging Markets VIP Series

Victory INCORE Investment Quality Bond VIP Series

Gabelli Capital Asset Fund

Value Line Centurion Fund

Value Line Strategic Asset Management Trust

Invesco V.I. American Franchise Fund Series I

Invesco V.I. Managed Volatility Fund Series I

Invesco V.I. Government Securities Fund Series I

Invesco V.I. Core Equity Fund Series I

Invesco V.I. Government Securities Fund Series II

Invesco V.I. Growth and Income Fund Series II

AB VPS Growth and Income Portfolio Class B

AB VPS Large Cap Growth Portfolio Class B

AB VPS Global Thematic Growth Portfolio Class B

AB VPS Value Portfolio Class B

Davis Financial Portfolio

Davis Real Estate Portfolio

Davis Value Portfolio

Fidelity VIP Contrafund® Portfolio Service Class

Fidelity VIP Equity-Income Portfolio Service Class

Fidelity VIP Growth Opportunities Portfolio Service Class

Fidelity VIP Mid Cap Portfolio Service Class

Fidelity VIP Government Money Market Portfolio Service Class 2

Templeton Growth VIP Fund Class 2

Janus Henderson Enterprise Portfolio Institutional Shares

Janus Henderson Forty Portfolio Institutional Shares

Janus Henderson Research Portfolio Institutional Shares

Janus Henderson Global Research Portfolio Institutional Shares

MFS® Growth Series Initial Class

MFS® Investors Trust Series Initial Class

MFS® New Discovery Series Initial Class

MFS® Research Series Initial Class

MFS® Total Return Series Initial Class

Jennison Portfolio Class II

A tax-qualified and a non-tax-qualified investment division has been established within each investment option available in the Account.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of the Account, including the promise to make annuity payments, are obligations of GIAC.

The changes in net assets maintained in the Account provide the basis for the periodic determination of benefits under the policies. The net assets are sufficient to fund the amount required under the state insurance law to provide for death benefits (without regard to the policy’s minimum death benefit guarantee) and other policy benefits. Assets and related liabilities are held in GIAC’s general account to cover the contingency that a policy’s guaranteed benefit might exceed the benefit that would have been payable in the absence of such guarantee.

B-22

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2018 (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The following is a summary of significant accounting policies of the Account.

Investments

(a)	Net proceeds of payments made by contract owners to the Account are invested by the Account’s investment divisions in shares of the corresponding Funds at net asset value. All distributions made by the Fund are reinvested in shares of the same Fund.

(b)	The market value of the investments in the Funds is based on the net asset value of the respective Funds as of their close of business on the valuation date.

(c)	Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date. Realized gains and losses are determined based on the cost of securities sold.

(d)	The cost of investments sold is determined on a first in, first out (FIFO) basis.

The guidance pertaining to the disclosure of fair value measurements requires (1) the separate disclosure of significant transfers in and out of Level 1 and Level 2 fair value measurements, (2) additional breakout of the information presented in reconciliation of Level 3 fair value measurements, and (3) increased disclosure about inputs and valuation techniques used to measure fair value. For the year ended December 31, 2018, there were no transfers into or out of Level 1 and Level 2, and there were no Level 3 fair value measurement items requiring reconciliation.

The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect management’s view of market assumptions based on internally developed data in the absence of observable market information. The guidance requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs when determining the fair value of an asset or liability. The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1 — inputs are unadjusted quoted market prices available in active markets for identical assets on the reporting date. Assets in this category generally include actively traded registered mutual funds.

Level 2 — inputs are quoted prices for similar instruments in active markets, or quoted prices for identical or similar instruments in markets that are not active.

Level 3 — inputs are unobservable where there is little or no market activity and assumptions are based on internally derived information. Assets in this category generally include all other types of investments that do not meet the criteria of Level 1 or 2. As of December 31, 2018, none of the Account investments are considered Level 3.

The Account invests in various registered mutual funds managed by unaffiliated third parties. The fair value of the registered mutual funds is based upon the reported net asset values (“NAVs”) as provided by the fund manager. The Fair Value Hierarchy level of the Account net assets is based on observable market inputs of the registered mutual funds as published on recognized market exchanges. GIAC’s management reviews each mutual fund’s liquidity in order to determine the level at which those investments should be reported. Generally, actively traded registered mutual funds are considered Level 1.

As of December 31, 2018, all investments of the Account were in actively traded registered mutual funds and were considered Level 1 with a total fair value of $406,927,522.

The guidance indicates that entities should determine whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. The guidance also indicates that entities should consider and evaluate the impact of decreased market activity and whether transactions are orderly in arriving at a fair value for its assets and liabilities, including evaluating whether values provided by pricing services are based on current information that reflects orderly transactions. As of December 31, 2018, none of the Account’s registered mutual funds investments’ level of trading activities is considered to have significantly decreased.

B-23

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2018 (continued)

There were no financial instrument liabilities held by the Account as of December 31, 2018, or during the twelve months then ended.

Subsequent Events

The Account considers events occurring after the balance sheet date but prior to March 20, 2019, the issuance of the financial statements to be subsequent events requiring disclosure. There were no subsequent events requiring recognition or disclosure in the financial statements.

Individual Mortality Table Used and the Assumed Investment Return

Net assets allocated to payout contracts involving life contingencies are computed according to the 1971, 1983, 2000 and 2012 Individual Annuity Mortality Tables and the assumed investment return is between 2.75% - 6.0%, as applicable based on the annuitization date. The mortality risk is fully borne by GIAC and may result in additional amounts being transferred into the Account to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the general account of GIAC. These amounts are reflected in the “Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period” in the Statements of Changes in Net Assets.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of Guardian, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, Guardian does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, there is no charge to the Account for federal income taxes. Guardian will review, as needed, the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts. The Tax Cuts and Jobs Act which was enacted into law on December 22, 2017 does not contain any provisions which would impact the status of this policy.

Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under section 817(h) of IRC. Guardian believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

NOTE 3 — PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2018, were as follows:

	Purchases	Sales
Victory RS Large Cap Alpha VIP Series	$8,735,495	$11,865,946
Victory S&P 500 Index VIP Series	1,341,064	2,185,888
Victory High Yield VIP Series	173,986	605,708
Victory INCORE Low Duration Bond VIP Series	1,198,343	1,037,119
Victory RS Small Cap Growth Equity VIP Series	6,099,119	7,257,760
Victory RS International VIP Series	602,910	3,825,123
Victory Sophus Emerging Markets VIP Series	1,758,686	2,665,602
Victory INCORE Investment Quality Bond VIP Series	2,399,129	3,317,594

B-24

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2018 (continued)

	Purchases	Sales
Gabelli Capital Asset Fund	$3,989,066	$7,964,198
Value Line Centurion Fund	74,567	2,788,331
Value Line Strategic Asset Management Trust	5,603,910	5,676,369
Invesco V.I. American Franchise Fund Series I	413,508	598,694
Invesco V.I. Managed Volatility Fund Series I	94,885	386,590
Invesco V.I. Government Securities Fund Series I	98,205	489,977
Invesco V.I. Core Equity Fund Series I	326,069	673,268
Invesco V.I. Government Securities Fund Series II	111,699	195,081
Invesco V.I. Growth and Income Fund Series II	476,537	712,845
AB VPS Growth and Income Portfolio Class B	354,483	492,423
AB VPS Large Cap Growth Portfolio Class B	370,910	281,325
AB VPS Global Thematic Growth Portfolio Class B	132,224	265,394
AB VPS Value Portfolio Class B	19,163	329,202
Davis Financial Portfolio	558,680	739,000
Davis Real Estate Portfolio	377,077	766,610
Davis Value Portfolio	2,112,932	1,779,939
Fidelity VIP Contrafund Portfolio Service Class	3,017,357	4,849,215
Fidelity VIP Equity-Income Portfolio Service Class	653,799	1,533,950
Fidelity VIP Growth Opportunities Portfolio Service Class	897,643	1,033,512
Fidelity VIP Mid Cap Portfolio Service Class	2,651,321	4,949,664
Fidelity VIP Government Money Market Portfolio Service Class 2	4,404,393	6,369,173
Templeton Growth VIP Fund Class 2	585,537	731,580
Janus Henderson Enterprise Portfolio Institutional Shares	824,068	2,726,725
Janus Henderson Forty Portfolio Institutional Shares	1,542,476	1,473,315
Janus Henderson Research Portfolio Institutional Shares	300,025	737,539
Janus Henderson Global Research Portfolio Institutional Shares	188,865	833,909
MFS Growth Series Initial Class	511,953	612,293
MFS Investors Trust Series Initial Class	581,153	2,354,348
MFS New Discovery Series Initial Class	526,590	637,363
MFS Research Series Initial Class	95,563	238,060
MFS Total Return Series Initial Class	1,199,466	2,464,383
Jennison Portfolio Class II	218,199	239,824

Total	$55,621,055	$88,684,839

NOTE 4 — EXPENSES AND RELATED PARTY TRANSACTIONS

GIAC deducts certain charges from the contract. Contractual charges paid to GIAC include:

Contract Charges

A fixed annual contract fee of $35 is deducted on each contract anniversary date before annuitization and upon surrender prior to annuitization to cover GIAC’s administrative expenses. The contract fee may be waived if the accumulation value is $100,000 or more on the anniversary date when the charge is deducted. These charges are assessed through redemption of units. For the years ended December 31, 2017 and 2018, contract fees amounted to $254,728 and $233,220, respectively.

Expense Charges

(1)	A charge for mortality and expense risk, through a reduction of the unit value, is computed daily and is equal to an annual rate of 1.05% of the average daily net assets applicable to the Account. There are additional charges applicable to each rider option, calculated as a percentage of average daily net asset value of the applicable contracts as follows:

a)	Living Benefit Rider (LBR), with an annual rate of .25%;

b)	7 Year Enhanced Death Benefit Rider (EDBR), with an annual rate of .20%;

B-25

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2018 (continued)

c)	7 Year Enhanced Death Benefit Rider (EDBR) and Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR), with an annual rate of .45%;

d)	7 Year Enhanced Death Benefit Rider (EDBR), Living Benefit Rider (LBR) and Earnings Benefit Rider (EBR), with an annual rate of .70%;

e)	Contracts with any one, Contract Anniversary Enhanced Death Benefit Rider (CAEDB), Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR), with an annual rate of .25%;

f)	Contracts with any two, Contract Anniversary Enhanced Death Benefit Rider (CAEDB), Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR), with an annual rate of .50%;

g)	Contract Anniversary Enhanced Death Benefit Rider (CAEDB), Living Benefit Rider (LBR) and Earnings Benefit Rider (EBR), with an annual rate of .75%.

(2)	A daily administrative expense charge against the net assets of each investment option, through a reduction of the unit value, at an annual rate of .20%.

(3)	A charge for premium taxes deducted from either the contract payment or upon annuitization, as determined in accordance with applicable state law.

Currently, GIAC makes no charge against the Account for GIAC’s federal income taxes. However, GIAC reserves the right to charge taxes attributable to the Account in the future.

Park Avenue Institutional Advisers LLC (“PAIA”), a wholly-owned subsidiary of Guardian Investor Services, LLC, which is a wholly owned subsidiary of The Guardian Life Insurance Company of America, serves as the sub-advisor to Victory High Yield VIP Series. Under an investment sub-advisory agreement between Victory Capital Management Inc. (“Victory Capital”), an unaffiliated third party investment adviser and PAIA (sub-adviser) for the Victory High Yield VIP Series, Victory Capital pays a monthly fee to the sub-adviser for investment advisory services in an amount equal to 28% of all fees due from such Fund to the Adviser. The sub-advisory fee payable to PAIA also covers the administrative and accounting services provided by PAIA.

GIAC has administrative service fee agreements with Victory Capital Management Inc, Gabelli Capital Asset Fund, Invesco Advisers, Inc., AllianceBernstein, L.P., Davis Selected Advisers, LP, Fidelity Management & Research Company, Templeton Global Advisers Limited, Janus Henderson Group PLC, Massachusetts Financial Services Company, Prudential Investments LLC and EULAV Asset Management, LLC, which compensate GIAC for administrative services provided. These fees range from .05% to .50% of the average daily net assets.

The amount retained by GIAC in the Account is comprised of amounts accruing to GIAC from the operations of the Account and retained therein. Amounts retained by GIAC in the Account may be transferred by GIAC to its general account. These amounts are reflected in the “Liabilities” in the Statements of Assets and Liabilities.

Sales Charges

Contingent deferred sales charges are assessed on certain partial or total surrenders. The following charges are assessed through a redemption in units and paid to GIAC during the first six contract years for both a Single Purchase Payment Contract and Flexible Purchase Payment Contract. Each payment is subject to a contingent deferred sales charge for six years:

Numbers of Contract Years Completed	Contingent Deferred Sales Charge Percentage

0	7%

1	6%

2	5%

3	4%

4	3%

5	2%

6	1%

7+	0% and thereafter

For the years ended December 31, 2017 and 2018, contingent deferred sales charges were $131,810 and $65,458.

B-26

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2018 (continued)

NOTE 5 — CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years ended December 31, 2018 and 2017, were as follows:

	2018			2017
	Units Issued	Units Redeemed	Net Increase / (Decrease)	Units Issued	Units Redeemed	Net Increase / (Decrease)
Victory RS Large Cap Alpha VIP Series	12,410	433,101	(420,691)	44,574	536,356	(491,782)
Victory S&P 500 Index VIP Series	4,855	64,694	(59,839)	30,190	109,627	(79,437)
Victory High Yield VIP Series	6,610	24,217	(17,607)	5,835	31,807	(25,972)
Victory INCORE Low Duration Bond VIP Series	80,487	64,770	15,717	121,620	46,718	74,902
Victory RS Small Cap Growth Equity VIP Series	3,067	111,221	(108,154)	5,468	146,910	(141,442)
Victory RS International VIP Series	2,718	151,369	(148,651)	5,477	162,875	(157,398)
Victory Sophus Emerging Markets VIP Series	12,733	64,535	(51,802)	14,352	53,357	(39,005)
Victory INCORE Investment Quality Bond VIP Series	106,327	139,807	(33,480)	114,687	259,041	(144,354)
Gabelli Capital Asset Fund	2,191	155,696	(153,505)	6,449	182,901	(176,452)
Value Line Centurion Fund	1,100	124,363	(123,263)	5,497	169,583	(164,086)
Value Line Strategic Asset Management Trust	5,137	145,067	(139,930)	8,868	256,208	(247,340)
Invesco V.I. American Franchise Fund Series I	7,039	25,740	(18,701)	3,713	34,329	(30,616)
Invesco V.I. Managed Volatility Fund Series I	93	17,290	(17,197)	242	23,770	(23,528)
Invesco V.I. Government Securities Fund Series I	1,864	29,043	(27,179)	8,765	40,860	(32,095)
Invesco V.I. Core Equity Fund Series I	1,100	41,469	(40,369)	5,722	56,524	(50,802)
Invesco V.I. Government Securities Fund Series II	6,590	15,580	(8,990)	3,189	45,357	(42,168)
Invesco V.I. Growth and Income Fund Series II	768	23,713	(22,945)	2,625	39,249	(36,624)
AB VPS Growth and Income Portfolio Class B	62	16,228	(16,166)	397	31,746	(31,349)
AB VPS Large Cap Growth Portfolio Class B	4,317	5,715	(1,398)	802	5,311	(4,509)
AB VPS Global Thematic Growth Portfolio Class B	112	7,324	(7,212)	252	9,326	(9,074)
AB VPS Value Portfolio Class B	669	16,721	(16,052)	2,977	11,138	(8,161)
Davis Financial Portfolio	2,730	23,833	(21,103)	6,265	20,975	(14,710)
Davis Real Estate Portfolio	1,968	19,302	(17,334)	1,338	46,364	(45,026)
Davis Value Portfolio	17,271	65,890	(48,619)	22,318	71,881	(49,563)
Fidelity VIP Contrafund Portfolio Service Class	8,573	142,309	(133,736)	25,701	194,881	(169,180)
Fidelity VIP Equity-Income Portfolio Service Class	2,179	65,486	(63,307)	4,330	155,728	(151,398)
Fidelity VIP Growth Opportunities Portfolio Service Class	13,069	30,277	(17,208)	15,279	33,344	(18,065)
Fidelity VIP Mid Cap Portfolio Service Class	2,884	68,880	(65,996)	4,599	89,394	(84,795)
Fidelity VIP Government Money Market Portfolio Service Class 2	99,705	301,855	(202,150)	219,275	359,805	(140,530)
Templeton Growth VIP Fund Class 2	2,673	27,942	(25,269)	19,648	33,826	(14,178)
Janus Henderson Enterprise Portfolio Institutional Shares	7,265	90,861	(83,596)	7,206	52,380	(45,174)
Janus Henderson Forty Portfolio Institutional Shares	1,469	38,113	(36,644)	10,156	75,948	(65,792)
Janus Henderson Research Portfolio Institutional Shares	414	33,323	(32,909)	2,711	44,720	(42,009)
Janus Henderson Global Research Portfolio Institutional Shares	7,364	46,852	(39,488)	12,123	52,121	(39,998)
MFS Growth Series Initial Class	6,399	18,671	(12,272)	3,587	21,032	(17,445)
MFS Investors Trust Series Initial Class	5,775	82,511	(76,736)	2,058	101,146	(99,088)
MFS New Discovery Series Initial Class	790	12,576	(11,786)	747	17,589	(16,842)
MFS Research Series Initial Class	181	10,280	(10,099)	754	8,704	(7,950)
MFS Total Return Series Initial Class	4,706	95,894	(91,188)	5,552	164,703	(159,151)
Jennison Portfolio Class II	2,191	2,670	(479)	2,707	19,712	(17,005)

B-27

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2018 (continued)

NOTE 6 — FINANCIAL HIGHLIGHTS

GIAC sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner’s account balance. The differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The following schedule was developed, for each of the five years ending December 31, by determining which products offered by GIAC and funded by the Account that have the lowest and highest expense ratio. Only product designs within each investment option that had units outstanding throughout the respective periods were considered when determining the lowest and highest expense ratio. The summary may not reflect the lowest and highest contract charges offered by GIAC as contract owners may not have selected all available and applicable contract options. The net assets disclosed in the table below represent only net assets in accumulation.

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Victory RS Large Cap Alpha VIP Series	2018	3,202,699	$14.04	to	$22.96	$72,198,834	1.25%	to	1.75%	0.04%	-10.59%	to	-10.14%
	2017	3,623,390	15.71	to	25.55	90,706,976	1.25%	to	1.75%	1.04%	16.60%	to	17.18%
	2016	4,115,172	13.47	to	21.80	87,928,043	1.25%	to	1.75%	1.13%	7.12%	to	7.66%
	2015	4,499,552	12.58	to	20.25	89,252,669	1.25%	to	1.75%	1.27%	-3.72%	to	-3.23%
	2014	4,923,111	13.06	to	20.93	100,900,760	1.25%	to	1.75%	1.24%	11.60%	to	12.16%
Victory S&P 500 Index VIP Series	2018	440,720	$17.55	to	$20.24	$8,850,083	1.25%	to	1.75%	0.13%	-6.31%	to	-5.84%
	2017	500,559	18.74	to	21.49	10,665,745	1.25%	to	1.75%	1.75%	19.48%	to	20.08%
	2016	579,996	15.68	to	17.90	10,285,470	1.25%	to	1.75%	2.04%	9.80%	to	10.35%
	2015	627,934	14.28	to	16.22	10,094,126	1.25%	to	1.75%	1.75%	-0.73%	to	-0.24%
	2014	744,143	14.39	to	16.26	11,998,632	1.25%	to	1.75%	1.82%	11.45%	to	12.00%
Victory High Yield VIP Series	2018	149,540	$21.30	to	$22.36	$3,300,823	1.25%	to	1.50%	0.55%	-1.21%	to	-0.96%
	2017	167,147	21.56	to	22.58	3,730,386	1.25%	to	1.50%	5.76%	8.30%	to	8.57%
	2016	193,119	19.91	to	20.79	3,968,344	1.25%	to	1.50%	6.41%	13.71%	to	13.99%
	2015	225,213	16.40	to	18.24	4,061,917	1.25%	to	1.75%	6.07%	-6.25%	to	-5.77%
	2014	257,923	17.49	to	19.36	4,943,243	1.25%	to	1.75%	6.24%	-2.57%	to	-2.08%
Victory INCORE Low Duration Bond VIP Series	2018	304,129	$11.61	to	$12.07	$3,658,005	1.25%	to	1.50%	0.52%	-0.50%	to	-0.25%
	2017	288,412	11.67	to	12.10	3,473,796	1.25%	to	1.50%	1.85%	0.11%	to	0.37%
	2016	213,510	11.66	to	12.05	2,559,435	1.25%	to	1.50%	1.18%	0.51%	to	0.77%
	2015	257,925	11.60	to	11.96	3,071,723	1.25%	to	1.50%	1.24%	-1.04%	to	-0.79%
	2014	298,434	11.72	to	12.06	3,583,765	1.25%	to	1.50%	1.68%	-0.59%	to	-0.34%
Victory RS Small Cap Growth Equity VIP Series	2018	605,221	$33.34	to	$42.37	$25,518,532	1.25%	to	1.75%	0.00%	-9.85%	to	-9.40%
	2017	713,375	36.99	to	46.76	33,200,653	1.25%	to	1.75%	0.00%	35.78%	to	36.47%
	2016	854,817	27.24	to	34.27	29,173,985	1.25%	to	1.75%	0.00%	-0.34%	to	0.17%
	2015	954,079	27.33	to	34.21	32,512,111	1.25%	to	1.75%	0.00%	-1.14%	to	-0.64%
	2014	1,045,420	27.65	to	34.43	35,848,898	1.25%	to	1.75%	0.00%	8.21%	to	8.75%
Victory RS International VIP Series	2018	757,381	$12.70	to	$20.23	$14,940,868	1.25%	to	1.75%	0.79%	-12.22%	to	-11.78%
	2017	906,032	14.46	to	22.93	20,308,606	1.25%	to	1.75%	1.96%	23.50%	to	24.11%
	2016	1,063,430	11.71	to	18.48	19,229,530	1.25%	to	1.75%	2.17%	-0.18%	to	0.32%
	2015	1,086,662	11.73	to	18.42	19,545,769	1.25%	to	1.75%	2.02%	-0.92%	to	-0.42%
	2014	1,126,498	11.84	to	18.49	20,335,129	1.25%	to	1.75%	2.04%	-6.95%	to	-6.48%
Victory Sophus Emerging Markets VIP Series	2018	297,451	$28.47	to	$29.62	$8,876,553	1.25%	to	1.75%	0.77%	-20.38%	to	-19.98%
	2017	349,253	35.76	to	37.01	13,036,725	1.25%	to	1.75%	0.87%	40.39%	to	41.09%
	2016	388,258	25.47	to	26.23	10,263,046	1.25%	to	1.75%	0.89%	9.62%	to	10.17%
	2015	419,738	23.24	to	23.81	10,115,066	1.25%	to	1.75%	0.42%	-14.26%	to	-13.83%
	2014	474,251	27.10	to	27.63	13,259,505	1.25%	to	1.75%	0.95%	-5.39%	to	-4.91%
Victory INCORE Investment Quality Bond VIP Series	2018	1,244,391	$17.68	to	$21.06	$25,942,814	1.25%	to	1.75%	0.65%	-2.15%	to	-1.66%
	2017	1,277,871	18.07	to	21.42	27,077,635	1.25%	to	1.75%	2.24%	2.33%	to	2.85%
	2016	1,422,225	17.66	to	20.82	29,266,630	1.25%	to	1.75%	2.36%	1.72%	to	2.24%
	2015	1,498,463	17.36	to	20.37	30,128,372	1.25%	to	1.75%	2.42%	-1.42%	to	-0.93%
	2014	1,647,069	17.61	to	20.56	33,416,790	1.25%	to	1.75%	2.75%	3.71%	to	4.23%

B-28

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2018 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
RS Money Market VIP Series(5)	2018	—	$—		$—	$—	—		—	—	—		—
	2017	—	—		—	—	—		—	—	—		—
	2016	—	—		—	—	—		—	—	—		—
	2015	—	—		—	—	—		—	—	—		—
	2014	1,498,915	9.97	to	11.67	17,215,936	1.25%	to	1.75%	0.01%	-1.74%	to	-1.25%
Gabelli Capital Asset Fund	2018	763,029	$27.60	to	$41.97	$31,236,847	1.25%	to	1.75%	0.32%	-12.64%	to	-12.20%
	2017	916,534	31.60	to	47.80	42,789,047	1.25%	to	1.75%	0.27%	18.39%	to	18.98%
	2016	1,092,986	26.69	to	40.17	42,869,062	1.25%	to	1.75%	0.61%	12.25%	to	12.82%
	2015	1,162,287	23.77	to	35.61	40,204,739	1.25%	to	1.75%	0.44%	-10.40%	to	-9.95%
	2014	1,304,988	26.53	to	39.54	50,134,145	1.25%	to	1.75%	0.45%	-1.19%	to	-0.69%
Value Line Centurion Fund	2018	653,170	$14.18	to	$19.91	$12,834,888	1.25%	to	1.50%	0.23%	-1.27%	to	-1.03%
	2017	776,433	14.36	to	20.12	15,423,744	1.25%	to	1.50%	0.20%	17.92%	to	18.22%
	2016	940,519	12.18	to	17.02	15,832,275	1.25%	to	1.50%	0.19%	5.26%	to	5.52%
	2015	989,833	11.57	to	16.13	15,778,934	1.25%	to	1.50%	0.35%	-0.43%	to	-0.18%
	2014	1,037,659	11.62	to	16.16	16,584,677	1.25%	to	1.50%	0.22%	7.62%	to	7.89%
Value Line Strategic Asset Management Trust	2018	1,262,777	$19.80	to	$32.99	$40,277,357	1.25%	to	1.75%	0.72%	-1.64%	to	-1.15%
	2017	1,402,707	20.13	to	33.37	45,296,309	1.25%	to	1.75%	0.55%	14.85%	to	15.42%
	2016	1,650,047	17.53	to	28.91	46,142,775	1.25%	to	1.75%	0.60%	3.67%	to	4.19%
	2015	1,814,716	16.91	to	27.75	48,557,766	1.25%	to	1.75%	0.70%	-0.88%	to	-0.38%
	2014	1,997,808	17.06	to	27.85	53,633,793	1.25%	to	1.75%	0.48%	6.62%	to	7.15%
Invesco V.I. American Franchise Fund Series I	2018	163,166	$15.21	to	$15.96	$2,580,995	1.25%	to	1.50%	0.00%	-5.07%	to	-4.83%
	2017	181,867	16.03	to	16.77	3,024,481	1.25%	to	1.50%	0.08%	25.44%	to	25.75%
	2016	212,483	10.37	to	13.33	2,802,683	1.25%	to	1.75%	0.00%	0.48%	to	0.99%
	2015	229,204	10.32	to	13.20	2,992,230	1.25%	to	1.75%	0.00%	3.18%	to	3.69%
	2014	269,916	10.00	to	12.73	3,398,514	1.25%	to	1.75%	0.04%	6.55%	to	7.08%
Invesco V.I. Managed Volatility Fund Series I	2018	76,134	$18.09	to	$19.03	$1,431,451	1.25%	to	1.50%	1.67%	-12.33%	to	-12.11%
	2017	93,331	20.63	to	21.65	1,999,514	1.25%	to	1.50%	1.27%	8.90%	to	9.18%
	2016	116,859	18.94	to	19.83	2,295,858	1.25%	to	1.50%	1.85%	8.95%	to	9.23%
	2015	135,726	17.39	to	18.16	2,442,507	1.25%	to	1.50%	1.37%	-3.62%	to	-3.37%
	2014	158,554	18.04	to	18.79	2,951,647	1.25%	to	1.50%	2.97%	18.76%	to	19.06%
Invesco V.I. Government Securities Fund Series I	2018	193,448	$14.22	to	$15.59	$2,978,695	1.25%	to	1.75%	2.15%	-1.19%	to	-0.70%
	2017	220,627	14.39	to	15.70	3,423,939	1.25%	to	1.75%	2.00%	0.18%	to	0.68%
	2016	252,722	14.37	to	15.60	3,895,324	1.25%	to	1.75%	1.89%	-0.54%	to	-0.04%
	2015	283,747	14.45	to	15.60	4,379,163	1.25%	to	1.75%	2.14%	-1.40%	to	-0.91%
	2014	322,079	14.65	to	15.75	5,020,656	1.25%	to	1.75%	3.05%	2.32%	to	2.84%
Invesco V.I. Core Equity Fund Series I	2018	279,466	$11.53	to	$13.40	$3,701,582	1.25%	to	1.70%	0.87%	-10.93%	to	-10.53%
	2017	319,835	12.95	to	14.97	4,740,223	1.25%	to	1.70%	1.02%	11.26%	to	11.76%
	2016	370,637	11.64	to	13.40	4,922,288	1.25%	to	1.70%	0.75%	8.39%	to	8.88%
	2015	415,175	10.65	to	12.30	5,067,737	1.25%	to	1.75%	1.12%	-7.41%	to	-6.95%
	2014	463,029	11.50	to	13.22	6,079,083	1.25%	to	1.75%	0.84%	6.26%	to	6.79%
Invesco V.I. Government Securities Fund Series II	2018	131,835	$9.95	to	$10.34	$1,356,733	1.25%	to	1.75%	1.92%	-1.45%	to	-0.96%
	2017	140,825	10.09	to	10.44	1,464,444	1.25%	to	1.75%	1.71%	-0.05%	to	0.45%
	2016	182,993	10.10	to	10.39	1,895,053	1.25%	to	1.75%	1.69%	-0.76%	to	-0.26%
	2015	202,515	10.18	to	10.42	2,103,586	1.25%	to	1.75%	1.87%	-1.68%	to	-1.19%
	2014	243,336	10.35	to	10.54	2,560,110	1.25%	to	1.75%	2.74%	2.07%	to	2.58%
Invesco V.I. Growth and Income Fund Series II	2018	125,302	$20.78	to	$22.59	$2,795,999	1.25%	to	1.75%	1.73%	-15.10%	to	-14.67%
	2017	148,247	24.48	to	26.48	3,880,458	1.25%	to	1.75%	1.26%	12.05%	to	12.61%
	2016	184,871	21.84	to	23.51	4,283,393	1.25%	to	1.75%	0.89%	17.34%	to	17.93%
	2015	210,609	18.62	to	19.94	4,145,518	1.25%	to	1.75%	2.59%	-5.00%	to	-4.52%
	2014	229,126	19.60	to	20.88	4,728,213	1.25%	to	1.75%	1.48%	8.05%	to	8.59%
AB VPS Growth and Income Portfolio Class B	2018	84,877	$20.99	to	$22.82	$1,910,138	1.25%	to	1.75%	0.76%	-7.49%	to	-7.02%
	2017	101,043	22.69	to	24.55	2,449,297	1.25%	to	1.75%	1.25%	16.53%	to	17.11%
	2016	132,392	19.47	to	20.96	2,735,410	1.25%	to	1.75%	0.79%	9.13%	to	9.68%
	2015	156,048	17.84	to	19.11	2,943,425	1.25%	to	1.75%	1.18%	-0.34%	to	0.16%
	2014	175,375	17.91	to	19.08	3,306,932	1.25%	to	1.75%	1.10%	7.39%	to	7.92%

B-29

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2018 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
AB VPS Large Cap Growth Portfolio Class B	2018	42,567	$25.02	to	$27.20	$1,144,503	1.25%	to	1.75%	0.00%	0.54%	to	1.04%
	2017	43,965	24.89	to	26.92	1,170,309	1.25%	to	1.75%	0.00%	29.38%	to	30.03%
	2016	48,474	19.24	to	20.70	993,993	1.25%	to	1.75%	0.00%	0.57%	to	1.07%
	2015	61,753	19.13	to	20.48	1,255,640	1.25%	to	1.75%	0.00%	8.92%	to	9.47%
	2014	53,091	17.56	to	18.71	984,028	1.25%	to	1.75%	0.00%	11.86%	to	12.42%
AB VPS Global Thematic Growth Portfolio Class B	2018	30,901	$14.43	to	$15.05	$464,187	1.25%	to	1.50%	0.00%	-11.33%	to	-11.11%
	2017	38,113	16.28	to	16.93	644,188	1.25%	to	1.50%	0.30%	34.26%	to	34.59%
	2016	47,187	12.13	to	12.58	591,837	1.25%	to	1.50%	0.00%	-2.36%	to	-2.12%
	2015	50,643	12.42	to	12.85	648,906	1.25%	to	1.50%	0.00%	1.11%	to	1.36%
	2014	58,915	12.28	to	12.68	744,692	1.25%	to	1.50%	0.00%	3.24%	to	3.50%
AB VPS Value Portfolio Class B	2018	39,667	$15.73	to	$16.40	$645,891	1.25%	to	1.50%	0.94%	-16.61%	to	-16.41%
	2017	55,719	18.86	to	19.62	1,087,475	1.25%	to	1.50%	1.12%	11.60%	to	11.88%
	2016	63,880	16.90	to	17.54	1,112,647	1.25%	to	1.50%	1.41%	9.62%	to	9.89%
	2015	63,845	14.90	to	15.96	1,011,518	1.25%	to	1.75%	1.90%	-8.79%	to	-8.33%
	2014	71,334	16.34	to	17.41	1,233,589	1.25%	to	1.75%	1.62%	8.84%	to	9.39%
Davis Financial Portfolio	2018	101,618	$21.49	to	$21.73	$2,167,996	1.25%	to	1.75%	1.17%	-12.23%	to	-11.79%
	2017	122,721	24.36	to	24.76	2,973,501	1.25%	to	1.75%	0.70%	19.30%	to	19.90%
	2016	137,431	20.31	to	20.75	2,785,801	1.25%	to	1.75%	0.99%	12.25%	to	12.82%
	2015	162,724	18.01	to	18.49	2,930,033	1.25%	to	1.75%	0.85%	0.23%	to	0.73%
	2014	178,326	17.88	to	18.44	3,188,194	1.25%	to	1.75%	1.16%	10.88%	to	11.44%
Davis Real Estate Portfolio	2018	100,434	$34.80	to	$35.93	$3,488,224	1.25%	to	1.50%	2.67%	-6.24%	to	-6.01%
	2017	117,768	37.02	to	41.24	4,350,598	1.25%	to	1.75%	1.18%	6.36%	to	6.89%
	2016	162,794	34.63	to	38.78	5,643,915	1.25%	to	1.75%	1.68%	7.78%	to	8.32%
	2015	182,629	31.97	to	35.98	5,841,035	1.25%	to	1.75%	1.56%	-0.12%	to	0.38%
	2014	216,124	31.85	to	36.02	6,894,007	1.25%	to	1.75%	1.19%	25.32%	to	25.95%
Davis Value Portfolio	2018	353,444	$19.30	to	$20.60	$7,249,468	1.25%	to	1.75%	0.81%	-15.11%	to	-14.68%
	2017	402,063	22.74	to	24.15	9,662,394	1.25%	to	1.75%	0.76%	20.49%	to	21.09%
	2016	451,626	18.87	to	19.94	8,963,260	1.25%	to	1.75%	1.24%	9.93%	to	10.48%
	2015	519,848	17.17	to	18.05	9,344,900	1.25%	to	1.75%	0.74%	-0.18%	to	0.33%
	2014	623,301	17.20	to	17.99	11,173,319	1.25%	to	1.75%	0.87%	4.21%	to	4.73%
Fidelity VIP Contrafund Portfolio Service Class	2018	819,479	$23.95	to	$27.45	$22,287,145	1.25%	to	1.75%	0.59%	-8.12%	to	-7.66%
	2017	953,215	26.06	to	29.72	28,086,406	1.25%	to	1.75%	0.88%	19.64%	to	20.24%
	2016	1,122,395	21.78	to	24.72	27,504,080	1.25%	to	1.75%	0.70%	6.03%	to	6.56%
	2015	1,293,746	20.55	to	23.20	29,762,933	1.25%	to	1.75%	0.89%	-1.19%	to	-0.70%
	2014	1,460,655	20.79	to	23.36	33,847,487	1.25%	to	1.75%	0.83%	9.87%	to	10.42%
Fidelity VIP Equity-Income Portfolio Service Class	2018	328,152	$19.16	to	$19.37	$6,316,520	1.25%	to	1.75%	2.08%	-10.00%	to	-9.55%
	2017	391,459	21.28	to	21.41	8,336,396	1.25%	to	1.75%	1.46%	10.84%	to	11.39%
	2016	542,857	19.20	to	19.22	10,393,470	1.25%	to	1.75%	2.19%	15.84%	to	16.43%
	2015	623,505	16.51	to	16.58	10,256,433	1.25%	to	1.75%	2.82%	-5.76%	to	-5.29%
	2014	779,231	17.43	to	17.59	13,537,465	1.25%	to	1.75%	2.60%	6.75%	to	7.29%
Fidelity VIP Growth Opportunities Portfolio Service Class	2018	201,494	$20.09	to	$20.22	$4,049,109	1.25%	to	1.50%	0.11%	10.66%	to	10.94%
	2017	218,702	18.15	to	18.23	3,959,964	1.25%	to	1.50%	0.20%	32.39%	to	32.72%
	2016	236,767	13.71	to	13.73	3,233,269	1.25%	to	1.50%	0.22%	-1.26%	to	-1.01%
	2015	295,045	13.57	to	13.87	4,076,395	1.25%	to	1.75%	0.06%	3.64%	to	4.16%
	2014	329,892	13.10	to	13.32	4,376,451	1.25%	to	1.75%	0.12%	10.15%	to	10.70%
Fidelity VIP Mid Cap Portfolio Service Class	2018	343,893	$45.47	to	$57.89	$19,594,020	1.25%	to	1.75%	0.53%	-16.13%	to	-15.71%
	2017	409,889	54.21	to	68.68	27,695,032	1.25%	to	1.75%	0.59%	18.60%	to	19.19%
	2016	494,684	45.71	to	57.62	28,041,369	1.25%	to	1.75%	0.42%	10.15%	to	10.71%
	2015	563,596	41.50	to	52.04	28,853,523	1.25%	to	1.75%	0.38%	-3.22%	to	-2.73%
	2014	640,184	42.88	to	53.50	33,711,965	1.25%	to	1.75%	0.15%	4.35%	to	4.87%
Fidelity VIP Government Money Market Portfolio Service Class 2(4)	2018	1,052,946	$9.56	to	$9.72	$10,213,472	1.25%	to	1.70%	1.38%	-0.33%	to	0.12%
	2017	1,255,096	9.58	to	9.71	12,164,509	1.25%	to	1.75%	0.41%	-1.34%	to	-0.84%
	2016	1,395,626	9.72	to	9.79	13,651,757	1.25%	to	1.70%	0.01%	-1.69%	to	-1.25%
	2015	1,573,368	9.88	to	9.91	15,592,306	1.25%	to	1.70%	0.01%	-1.17%	to	-0.86%

B-30

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2018 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Templeton Growth VIP Fund Class 2	2018	179,817	$14.97	to	$16.27	$2,903,272	1.25%	to	1.75%	1.99%	-16.33%	to	-15.91%
	2017	205,086	17.89	to	19.35	3,939,215	1.25%	to	1.75%	1.62%	16.44%	to	17.02%
	2016	219,264	15.36	to	16.54	3,596,941	1.25%	to	1.75%	2.07%	7.70%	to	8.25%
	2015	234,558	14.27	to	15.28	3,555,415	1.25%	to	1.75%	2.60%	-8.12%	to	-7.66%
	2014	284,881	15.53	to	16.54	4,681,882	1.25%	to	1.75%	1.38%	-4.51%	to	-4.03%
Janus Henderson Enterprise Portfolio Institutional Shares	2018	361,719	$23.13	to	$26.71	$9,508,839	1.25%	to	1.50%	0.26%	-1.91%	to	-1.66%
	2017	445,315	23.58	to	27.16	11,906,614	1.25%	to	1.50%	0.62%	25.51%	to	25.83%
	2016	490,489	18.78	to	21.59	10,413,518	1.25%	to	1.50%	0.79%	10.68%	to	10.95%
	2015	563,718	16.97	to	19.46	10,783,703	1.25%	to	1.50%	0.86%	2.47%	to	2.73%
	2014	619,648	16.56	to	18.94	11,543,810	1.25%	to	1.50%	0.16%	10.84%	to	11.12%
Janus Henderson Forty Portfolio Institutional Shares
	2018	294,643	$22.58	to	$29.74	$8,667,590	1.25%	to	1.75%	1.15%	0.21%	to	0.71%
	2017	331,287	22.53	to	29.53	9,681,333	1.25%	to	1.75%	0.00%	28.04%	to	28.69%
	2016	397,079	17.60	to	22.95	8,995,610	1.25%	to	1.75%	0.84%	0.41%	to	0.91%
	2015	476,465	17.53	to	22.74	10,722,565	1.25%	to	1.75%	1.20%	10.26%	to	10.82%
	2014	519,805	15.90	to	20.52	10,560,935	1.25%	to	1.75%	0.16%	6.84%	to	7.37%
Janus Henderson Research Portfolio Institutional Shares	2018	227,321	$16.26	to	$17.25	$3,876,260	1.25%	to	1.50%	0.54%	-4.03%	to	-3.79%
	2017	260,230	16.95	to	17.93	4,611,979	1.25%	to	1.50%	0.39%	25.97%	to	26.28%
	2016	302,239	13.45	to	14.20	4,247,209	1.25%	to	1.50%	0.54%	-1.01%	to	-0.76%
	2015	332,879	13.59	to	14.30	4,717,376	1.25%	to	1.50%	0.63%	3.77%	to	4.03%
	2014	386,237	13.10	to	13.75	5,262,006	1.25%	to	1.50%	0.36%	11.30%	to	11.58%
Janus Henderson Global Research Portfolio Institutional Shares	2018	318,779	$13.59	to	$14.75	$4,612,340	1.25%	to	1.50%	1.11%	-8.26%	to	-8.03%
	2017	358,267	14.82	to	16.04	5,639,915	1.25%	to	1.50%	0.81%	25.13%	to	25.44%
	2016	398,265	11.84	to	12.79	4,996,137	1.25%	to	1.50%	1.08%	0.53%	to	0.79%
	2015	430,824	8.99	to	12.69	5,362,422	1.25%	to	1.75%	0.65%	-3.99%	to	-3.51%
	2014	497,352	9.36	to	13.15	6,421,970	1.25%	to	1.75%	1.07%	5.57%	to	6.10%
MFS Growth Series Initial Class	2018	143,298	$21.68	to	$23.49	$3,318,998	1.25%	to	1.50%	0.09%	1.13%	to	1.39%
	2017	155,570	21.44	to	23.17	3,553,833	1.25%	to	1.50%	0.10%	29.44%	to	29.76%
	2016	173,015	16.56	to	17.86	3,047,529	1.25%	to	1.50%	0.04%	0.91%	to	1.16%
	2015	202,647	12.46	to	17.65	3,527,436	1.25%	to	1.75%	0.16%	5.68%	to	6.21%
	2014	223,905	11.79	to	16.62	3,664,939	1.25%	to	1.75%	0.10%	7.05%	to	7.58%
MFS Investors Trust Series Initial Class	2018	310,146	$18.40	to	$26.12	$7,951,650	1.25%	to	1.75%	0.62%	-7.14%	to	-6.67%
	2017	386,882	19.81	to	27.98	10,611,459	1.25%	to	1.75%	0.71%	21.20%	to	21.80%
	2016	485,970	16.35	to	22.97	10,981,673	1.25%	to	1.75%	0.86%	6.69%	to	7.23%
	2015	529,790	15.32	to	21.43	11,157,391	1.25%	to	1.75%	0.90%	-1.53%	to	-1.04%
	2014	583,686	15.56	to	21.65	12,425,527	1.25%	to	1.75%	0.93%	9.07%	to	9.62%
MFS New Discovery Series Initial Class	2018	67,382	$31.59	to	$32.15	$2,150,612	1.25%	to	1.50%	0.00%	-2.95%	to	-2.71%
	2017	79,168	32.55	to	33.05	2,599,586	1.25%	to	1.50%	0.00%	24.76%	to	25.07%
	2016	96,010	26.09	to	26.42	2,523,326	1.25%	to	1.50%	0.00%	7.41%	to	7.68%
	2015	116,297	24.29	to	24.54	2,841,106	1.25%	to	1.50%	0.00%	-3.35%	to	-3.11%
	2014	136,184	19.06	to	25.33	3,430,427	1.25%	to	1.50%	0.00%	-8.65%	to	-8.42%
MFS Research Series Initial Class	2018	30,889	$20.35	to	$20.90	$641,008	1.25%	to	1.50%	0.66%	-5.80%	to	-5.56%
	2017	40,988	21.60	to	22.13	899,510	1.25%	to	1.50%	1.35%	21.52%	to	21.83%
	2016	48,938	17.77	to	18.16	882,908	1.25%	to	1.50%	0.80%	7.10%	to	7.37%
	2015	53,717	16.60	to	16.92	903,393	1.25%	to	1.50%	0.70%	-0.70%	to	-0.46%
	2014	69,457	16.71	to	16.99	1,175,026	1.25%	to	1.50%	0.84%	8.55%	to	8.82%
MFS Total Return Series Initial Class	2018	641,455	$21.12	to	$22.36	$14,224,764	1.25%	to	1.75%	2.17%	-7.26%	to	-6.79%
	2017	732,643	22.78	to	23.99	17,445,767	1.25%	to	1.75%	2.33%	10.34%	to	10.90%
	2016	891,794	20.64	to	21.64	19,156,390	1.25%	to	1.75%	2.86%	7.19%	to	7.73%
	2015	1,000,707	19.26	to	20.08	19,964,236	1.25%	to	1.75%	2.55%	-2.11%	to	-1.62%
	2014	1,155,365	19.67	to	20.41	23,449,994	1.25%	to	1.75%	1.85%	6.61%	to	7.14%
Jennison Portfolio Class II	2018	30,421	$21.81	to	$22.80	$686,823	1.25%	to	1.50%	0.00%	-2.66%	to	-2.41%
	2017	30,900	22.41	to	23.36	716,510	1.25%	to	1.50%	0.00%	34.09%	to	34.43%
	2016	47,905	16.71	to	17.38	819,252	1.25%	to	1.50%	0.00%	-2.77%	to	-2.53%
	2015	61,392	17.18	to	17.83	1,080,997	1.25%	to	1.50%	0.00%	9.37%	to	9.64%
	2014	57,739	15.71	to	16.26	926,859	1.25%	to	1.50%	0.00%	7.94%	to	8.21%

B-31

The Guardian Separate Account E

NOTES TO FINANCIAL STATEMENTS

December 31, 2018 (continued)

(1)

These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the year to date daily average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratio is annualized in the initial year in which units of a product were purchased.

(3)

Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.

(4)	Portfolio commenced operations May 1, 2015
(5)	As of April 30, 2015, the RS Money Market VIP Series was liquidated and no longer available as an investment allocation option under this contract.

B-32

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.

and the Contract Owners of The Guardian Separate Account E

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the investment options of The Guardian Separate Account E indicated in the table below as of December 31, 2018, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment options in The Guardian Separate Account E as of December 31, 2018, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Victory RS Large Cap Alpha VIP Series(1)

Victory S&P 500 Index VIP Series(1)

Victory High Yield VIP Series(1)

Victory INCORE Low Duration Bond VIP Series(1)

Victory RS Small Cap Growth Equity VIP Series(1)

Victory RS International VIP Series(1)

Victory Sophus Emerging Markets VIP Series(1)

Victory INCORE Investment Quality Bond VIP Series(1)

Gabelli Capital Asset Fund(1)

Value Line Centurion Fund(1)

Value Line Strategic Asset Management Trust(1)

Invesco V.I. American Franchise Fund Series I(1)

Invesco V.I. Managed Volatility Fund Series I(1)

Invesco V.I. Government Securities Fund Series I(1)

Invesco V.I. Core Equity Fund Series I(1)

Invesco V.I. Government Securities Fund Series II(1)

Invesco V.I. Growth and Income Fund Series II(1)

AB VPS Growth and Income Portfolio Class B(1)

AB VPS Large Cap Growth Portfolio Class B(1)

AB VPS Global Thematic Growth Portfolio Class B(1)

AB VPS Value Portfolio Class B(1)

Davis Financial Portfolio(1)

Davis Real Estate Portfolio(1)

Davis Value Portfolio(1)

Fidelity VIP Contrafund Portfolio Service Class(1)

Fidelity VIP Equity-Income Portfolio Service Class(1)

Fidelity VIP Growth Opportunities Portfolio Service Class(1)

Fidelity VIP Mid Cap Portfolio Service Class(1)

Fidelity VIP Government Money Market Portfolio Service Class 2(1)

Templeton Growth VIP Fund Class 2(1)

Janus Henderson Enterprise Portfolio Institutional Shares(1)

Janus Henderson Forty Portfolio Institutional Shares(1)

Janus Henderson Research Portfolio Institutional Shares(1)

Janus Henderson Global Research Portfolio Institutional Shares(1)

MFS Growth Series Initial Class(1)

MFS Investors Trust Series Initial Class(1)

MFS New Discovery Series Initial Class(1)

MFS Research Series Initial Class(1)

MFS Total Return Series Initial Class(1)

Jennison Portfolio Class II(1)

(1)	Statement of operations for the year ended December 31, 2018 and statement of changes in net assets for the years ended December 31, 2018 and 2017.

Basis for Opinions

These financial statements are the responsibility of The Guardian Insurance & Annuity, Inc.’s management. Our responsibility is to express an opinion on the financial statements of each of the investment options in The Guardian Separate Account E based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the investment options in The Guardian Separate Account E in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the

B-33

accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2018 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 20, 2019

We have served as the auditor of one or more of the Investment Options in The Guardian Separate Account E since 1997.

B-34

The Guardian Insurance &

Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Audited Statutory Basis

Financial Statements and Supplemental Schedules

December 31, 2018 and 2017

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

STATUTORY BASIS BALANCE SHEETS

(In Millions)

	As of December 31,
	2018	2017
Admitted assets
Bonds	$3,226	$2,920
Common stocks	—	28
Mortgage loans	516	407
Policy loans	80	81
Other invested assets	108	77
Cash, cash equivalents and short-term investments	280	112
Receivable for securities	—	8

Total invested assets	4,210	3,633

Due and accrued investment income	35	32
Net deferred tax asset	15	41
Income tax receivable	14	2
Other assets	9	20
Separate accounts assets	9,027	13,632

Total admitted assets	$13,310	$17,360

Liabilities
Reserves for policy benefits, deposit-type contracts and other contract liabilities	$3,941	$3,570
Asset valuation reserve	39	38
Due to parent and affiliates	6	8
Payable for securities	7	6
Other liabilities	17	36
Transfers from separate account due or accrued	(179)	(237)
Separate accounts liabilities	9,024	13,629

Total liabilities	12,855	17,050

Capital and surplus
Common stock	2	2
Additional paid-in capital and contributed surplus	582	532
Unassigned deficit	(129)	(224)

Total capital and surplus	455	310

Total liabilities, capital and surplus	$13,310	$17,360

See notes to statutory basis financial statements.

B-36

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

STATUTORY BASIS STATEMENTS OF OPERATIONS

(In Millions)

	For the Years Ended December 31,
	2018	2017
Revenues
Premiums and annuity considerations
Direct	$710	$754
Ceded	1,444	(304)

Net premiums and annuity considerations	2,154	450
Reserve adjustments on reinsurance ceded	(1,871)	(12)
Net investment income	136	122
Service fees	318	339
Commissions and expense allowances on reinsurance ceded and other income	(26)	(392)

Total revenues	711	507

Benefits and expenses
Policyholder benefits	1,523	1,065
Net transfers (from) to separate accounts	(1,082)	(1,017)
General insurance expenses	69	84
Commissions and other expenses	73	261

Total benefits and expenses	583	393

Income from operations before federal income taxes and realized capital losses from investments	128	114
Federal income tax benefit	26	43

Income from operations, net of federal income taxes and before net realized capital losses	154	157
Net realized capital losses, net of tax and transfers to IMR	(6)	(131)

Net income	$148	$26

See notes to statutory basis financial statements.

B-37

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

STATUTORY BASIS STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

(In Millions)

	For the Years Ended December 31,
	2018	2017

Beginning of year balance	$310	$260

Adjustments to surplus
Net income	148	26
Change in net unrealized capital gains (loss), net of tax	50	(7)
Change in non-admitted assets	4	45
Change in net deferred taxes	(21)	(45)
Change in asset valuation reserve	(1)	(9)
Additional paid-in capital and contributed surplus	50	50
Loss in surplus as a result of reinsurance, net of tax	(19)	(10)
Change in reserve valuation basis	(66)	—

Net adjustments to surplus	145	50

End of year balance	$455	$310

See notes to statutory basis financial statements.

B-38

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

STATUTORY BASIS STATEMENTS OF CASH FLOWS

(In Millions)

	For the Years Ended December 31,
	2018	2017
Cash flows from operating activities
Net premiums and annuity considerations	$734	$733
Investment income received	139	129
Service fees and other income received	302	(54)
Benefits and loss related payments	(1,596)	(1,511)
Net transfers from separate accounts	1,141	1,055
Commissions, expenses and taxes paid	(138)	(168)
Federal income taxes recovered	11	36
Other	(104)	(12)

Net cash provided by operating activities	489	208

Cash flows from investing activities
Proceeds from investments sold or matured:
Bonds	401	373
Stocks	28	91
Derivatives, brokers and miscellaneous applications	133	38
Mortgage loans	9	14
Other invested assets	2	—

Proceeds from investments sold or matured	573	516

Cost of investments acquired:
Bonds	719	463
Mortgage loans	119	107
Other invested assets	27	30
Derivatives, brokers and miscellaneous applications	69	205

Cost of investments acquired	934	805

Net decrease in policy loans, net of repayments	(1)	(1)

Net cash used in investing activities	(360)	(288)

Cash flows from financing and miscellaneous activities
Capital and paid in surplus	50	50
Intercompany borrowed funds	—	(148)
Net deposits on deposit-type contracts and other insurance liabilities	(11)	164

Net cash provided by financing and miscellaneous activities	39	66

Net increase (decrease) in cash, cash equivalents and short-term investments	168	(14)
Cash, cash equivalents and short-term investments, beginning of year	112	126

Cash, cash equivalents and short-term investments, end of year	$280	$112

See notes to statutory basis financial statements.

B-39

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

NOTE 1—ORGANIZATION

The Guardian Insurance & Annuity Company, Inc. (“GIAC” or the “Company”) is a wholly owned subsidiary of The Guardian Life Insurance Company of America (“The Guardian”). The Company, domiciled in the state of Delaware, is licensed to conduct life and health insurance business in all fifty states and the District of Columbia. The Company’s primary business is the sale of variable deferred annuity contracts, fixed deferred and immediate annuity contracts, and variable life insurance policies. For variable products, contracts are sold by insurance agents who are licensed by GIAC and are either registered representatives of Park Avenue Securities LLC (“PAS”) or other broker-dealer firms that have entered into sales agreements with GIAC. The Company’s general agency distribution system is also used for the sale of other Guardian products.

PAS, a wholly owned subsidiary of the Company, is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (“FINRA”) and Securities Investor Protection Corporation. PAS is also a registered investment adviser under the Investment Advisers Act of 1940 and operates as the distributor and principal underwriter for GIAC’s variable products.

Hanover Square Funding, LLC (“HSF”), a wholly owned subsidiary of the Company, facilitates loans to entities established as a Corporation or Limited Liability Company for the purpose of acquiring a General Agency.

Effective September 1, 2016, the Company entered into an indemnity reinsurance arrangement relating to its Group 401(k) in-force business to Ameritas Life Insurance Corp., a Nebraska Corporation (“Ameritas” or “Buyer”) with the intent to novate this business to Ameritas. The Company effected the sale through an indemnity reinsurance agreement with the Buyer until the Buyer can obtain all of the required regulatory and contract holder approvals to novate the GIAC Group 401(k) in-force contracts through assumption reinsurance. In addition, GIAC entered into a transition services agreement, where the Buyer reimburses GIAC for certain accounting, IT, and other administrative services provided to the Buyer. During 2018, GIAC completed novation of certain Group 401(k) contracts with Ameritas through Assumption Reinsurance (See Note 7).

Insurance Separate Accounts:

The Company has fourteen insurance separate accounts to support certain variable and group annuity and life insurance products that it sells. The majority of the separate accounts are unit investment trusts registered under the Investment Company Act of 1940. Proceeds from the sale of variable products are invested through these separate accounts in certain mutual funds specified by the contractholders.

The assets and liabilities of the separate accounts are clearly identified and distinct from the other assets and liabilities of the Company. The assets of the separate accounts will not be charged with any liabilities arising out of any other business of the Company. However, the obligations of the separate accounts, including the promise to make annuity and death benefit payments, remain obligations of the Company. Assets of the separate accounts are stated primarily at the fair value of the underlying investments and corresponding contractholders obligations (See Note 9).

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation:

The accompanying statutory basis financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Delaware Department of Insurance (the “Department”), which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (“GAAP”). Insurance companies domiciled in Delaware are required to prepare statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”), subject to certain deviations prescribed or permitted by the Department. There are no deviations between the NAIC and the Department as of December 31, 2018 and 2017. The NAIC promulgates the NAIC SAP, which include accounting guidelines referred to as Statements of Statutory Accounting Principles (“SSAPs”).

B-40

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Financial statements prepared in accordance with GAAP vary from financial statements prepared on a statutory basis (“STAT”) primarily because on a statutory basis: 1) costs related to acquiring business, principally commissions and certain policy issue expenses, are charged to income in the year incurred; 2) life insurance and annuity reserves follow statutory reserving requirements, including the use of statutory mortality and interest requirements, without consideration of withdrawals and company experience; 3) life insurance enterprises are required to establish a formula-based asset valuation reserve (“AVR”) by a direct charge to surplus to offset potential investment losses; 4) realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserve (“IMR”) and amortized into investment income over the remaining life of the investment sold; 5) bonds are carried principally at amortized cost; 6) certain reinsurance transactions are accounted for as reinsurance for statutory purposes and as either financing transactions or a derivative under GAAP, and assets and liabilities are reported net of reinsurance for statutory purposes and gross of reinsurance for GAAP; 7) certain “non-admitted assets” (uncollected premiums and advances to agent balances) must be excluded under statutory reporting through a charge to surplus; 8) investments in subsidiaries of the Company’s wholly owned subsidiaries and majority-owned subsidiaries are accounted for using the equity method, where earnings of such subsidiaries are recognized in surplus; only when dividends are distributed is income recognized; 9) annuity and certain insurance premiums are recognized as premium income; 10) if in the aggregate, the Company has a net negative cash balance, it is reported as a negative asset for statutory purposes and recorded as a liability under GAAP and 11) changes in deferred tax assets and liabilities, except those allocated to changes in unrealized gains and losses, are recognized as a separate component of surplus; deferred tax assets not meeting certain criteria are non-admitted. The effect on the financial statements of the Company from the differences between GAAP and STAT are material to the Company and are disclosed in Note 13.

Use of Estimates:

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. As a provider of life insurance and annuity products, GIAC’s operating results in any given period depend on estimates of policy reserves required to provide for future policyholder benefits.

The development of policy reserves for insurance and investment contracts requires management to make estimates and assumptions regarding mortality, lapse, expense and investment experience. Such estimates are primarily based on historical experience and, in many cases, state insurance laws that require specific mortality, morbidity, and investment assumptions to be used by the Company and may preclude the use of lapse and expense assumptions. Actual future results could differ from these estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related reserve estimates.

The Company regularly invests in mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on such securities, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience underlying mortgage loans. Actual prepayment timing could differ from original estimates resulting in adjustments to asset values and amortization or accretion recorded in future periods.

Admitted Assets:

Assets are stated at “admitted asset” values, which are values required by or permitted to be reported to the Department in accordance with its rules and regulations. Certain assets designated as “non-admitted assets” (approximately $16 million and $21 million at December 31, 2018 and 2017, respectively), consisting principally of deferred tax assets, IMR, uncollected premiums and advances to agents are charged directly to unassigned surplus.

Investments:

See Note 3 and Note 4 regarding the accounting policy, reported statement value and estimated fair value of the Company’s investment in bonds, common stock, mortgage loans and derivatives.

B-41

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Policy Loans:

Policy loans are stated at unpaid principal balance. The carrying amount approximates fair value since most loans on policies have no defined maturity date and reduce the amount payable at death or at surrender of the contract.

Other Invested Assets

Other invested assets consist of investments in subsidiaries (PAS and HSF) of $37 million and $34 million and private equities of $48 million and $20 million as of December 31, 2018 and 2017, respectively. Other invested assets also include investments in surplus notes of $24 million and $23 million as of December 31, 2018 and 2017, respectively, which are carried at amortized cost.

Cash, Cash Equivalents and Short-Term Investments:

Cash includes cash on deposit with banks. Cash equivalents are stated at amortized cost and consist of investments having maturities of three months or less at time of purchase. Certain short term investments are stated at amortized cost and consist primarily of investments having maturities greater than three months from the date of purchase, but less than one year to maturity. Fair values for such investments approximate carrying value because of the relatively short period of time between their origination and expected maturity and collectability.

Other Assets:

Other assets consist primarily of receivables for service fees and mutual fund receivable.

Assessments:

Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state. The Company’s policy is to accrue assessments when the entity for which the insolvency relates has met its state of domicile’s statutory definition of insolvency, the amount of the loss is reasonably estimable and the related premium upon which the assessment is based is written. In most states, the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation. As of December 31, 2018 and 2017, respectively, the Company had no liability for its estimated assessments. Some states permit members insurers to recover assessments through full or partial premium tax offsets. There were no related premium tax offsets included in “Other assets” as of December 31, 2018 and 2017, respectively.

Contract and Policy Reserves:

The estimated fair value of contractholder account balances for investment type contracts has been determined to be equivalent to carrying value as the current offering and renewal rates are set in response to current market conditions.

The following table highlights the credited rates applicable to the Company’s liabilities:

Product	Credited Fixed Interest Rates
Individual Annuities, Fixed Rate Option	1.00% to 3.50%
Single Premium Deferred Annuity	1.00% to 3.00%
Dollar Cost Averaging	1.00% to 3.00%
Variable Life	3.00% to 4.10%
Group Universal Life	4.00%
Immediate Annuitizations Without Life Contingency, Fixed	1.50% to 5.00%

Product	Valuation Rates
Single Premium Immediate Annuities and Immediate Annuitizations With Life Contingency, Fixed	2.25% to 6.00%
Deferred Income Annuity, Fixed	3.00% to 4.50%

B-42

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Fixed Payout Annuity Reserves:

During 2018, the Company’s fixed payout annuity base statutory reserves were strengthened with an update to the mortality basis for policies issued prior to 2015 to the 2012 Individual Annuity Reserve Table (2012 IAR Table), including mortality improvement with Scale G2, which resulted in an increase of $66 million. Fixed payout annuities affected include single premium immediate annuities (“SPIA”), deferred income annuities (“DIA”) and life contingent annuitizations. The reserve strengthening was included in “Change in reserve valuation basis” in the Statutory Basis Statements of Changes in the Capital and Surplus.

Additionally, cash flow testing reserves decreased by $57 million during 2018 as a result of the reserves strengthening. This change was included in the “Reserves for policy benefits, deposit-type contracts and other contract liabilities” of the Statutory Basis Balance Sheets.

Guaranteed Minimum Benefits:

The Company issues variable annuity contracts with guaranteed death benefits that guarantee either:

a)	Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals).
b)	Ratchet including the optional Step-Up Death Benefit: the benefit is the greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).
c)	Combination Rollup/Ratchet: the benefit is the greatest of the current account value, premiums paid increased with 3.00% simple interest each year (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).

The Company issued the following guaranteed living benefits until February 2017:

GMWB

The GMWB contracts guarantee an annual withdrawal benefit up to a Guaranteed Withdrawal Amount (“GWA”) until the Guaranteed Withdrawal Benefit (“GWB”) is depleted, even if the Accumulation Value is reduced to zero through a combination of market declines and withdrawals. The GWB is either an account value based-ratchet (quarterly or annual) or a combination of an account value based-ratchet (quarterly or annual) and a roll-up at a specified interest rate.

Certain designs allow the withdrawals to continue for the lifetime of the policyholder even after the GWB is depleted.

GMIB

The Guaranteed Minimum Income Benefit (“GMIB”) contracts provide a guarantee base that increases by the greater of a 5.00% roll-up rate or the contract anniversary account value. This base can only be accessed in duration ten or later in the form of a payout annuity.

GMAB

The Guaranteed Minimum Accumulation Benefit (“GMAB”) or Living Benefits Rider (“LBR”) contracts guarantee the return of investment on the maturity date.

Actuarial Guideline XLIII (VACARVM) provides guidance on how to calculate reserves for Variable Annuities with both Living and Death Benefit Guarantees. The guideline requires the reserve to be calculated using two approaches, the standard scenario approach and the stochastic scenario approach, the final reserve being the greater of the two. The Standard Scenario amount is based on a deterministic projection with stipulated assumptions. The stochastic amount is based on the results of stochastically generated interest rate and equity scenarios. Management’s prudent best estimate assumptions along with margins for uncertainty are used to calculate the stochastic amount. Key assumptions used in valuing the liability include full withdrawals, partial withdrawals, mortality, investment management fees and revenue sharing, expenses, fund allocations, and other policyholder behavior. In addition, a method for projecting interest rates

B-43

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

and equity returns is required. The stochastic process also requires the projection of in-force general account assets, assets from reinvested cash flows and in-force hedge assets that support the liabilities. The key assumptions needed in valuing the assets include reinvestment asset mix, reinvestment credit spreads, default rates, implied volatility, and swap interest rates. At December 31, 2018 and 2017, the Stochastic Scenario amount was the greater of the two measures and was used as the final reserve.

Reserves for Life Contracts and Deposit-Type Contracts:

The Company waives deductions for deferred fractional premiums upon death of insured and returns a portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

The Company currently issues variable life policies on lives classified as substandard. For scheduled policies issued with a flat extra premium, one half of such extra premium is held in addition to the standard mean reserve for the plan. Scheduled policies and riders issued on a substandard basis in percentage mortality classes are valued with factors based on the appropriate corresponding percentage mortality tables and stipulated interest rates and method.

As of December 31, 2018 and 2017, the Company had $410 million and $562 million, respectively, of insurance in force for which the gross premiums are less than the net premiums, according to the standard valuation set by the State of Delaware. The reserves to cover the above insurance equal $28 million and $31 million as of December 31, 2018 and 2017, respectively, which are included in “Reserves for policy benefits, deposit-type contracts and other contract liabilities,” in the Statutory Basis Balance Sheets. The Company does not utilize anticipated investment income as a factor in the calculation of these reserves. Instead, it utilizes a statutory premium deficiency reserve formula and interest rate assumption prescribed by Delaware insurance regulations.

The Tabular Interest, Tabular less Actual Reserve Released and Tabular Cost have been determined from the basic data for the calculation of policy reserves.

For the determination of Tabular Interest on funds not involving life for each valuation rate of interest, the Tabular Interest is calculated as one hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

Both the annual premium variable life product and the variable whole life with modified scheduled premiums product were available in substandard classes. These products are not currently available for sale.

For both products, the Company charges an additional gross premium that is payable for the later of 20 years or to age 65. These additional premiums do not affect policy values.

For the annual premium variable life product, the Company holds two additional reserves:

1.	A reserve for the basic coverage. This reserve considers the extra mortality and the premium payment period of the additional premium.
2.	A reserve for the variable insurance account, which is essentially a paid-up life reserve.

For the variable whole life with modified scheduled premium product, the Company holds the reserve for the basic coverage. Actuarial Guideline XXXVII provides guidance on how to determine statutory reserve liabilities for GMDBs offered with variable life insurance products. This guideline codifies the basic interpretation of reserve liabilities for variable life GMDBs by clarifying the projection assumptions and methodologies that comply with the Standard Valuation Law. The guideline requires the reserve to be calculated using two approaches – a One-Year Term reserve recognizing a one third drop in separate account assets and the Attained Age Level Reserve (AALR). In calculating the reserves, the projection of policy values use valuation mortality for cost of insurance and the account values (general and separate) are projected at the valuation interest rate. The AALR method develops funding for the excess benefits (GMDB over benefits where there is no guarantee) by accumulating “payments” made each year that would fund the future shortfalls. Calculations for the “payments” are done on an attained age basis each year and take into account changes to the future requirements at the time of valuation and the accumulated balance (net of interest credited and mortality charges).

B-44

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

For the universal life with secondary guarantee products, the Company holds a UL CRVM reserve for the basic coverage and a liability for the secondary guarantees in accordance with Actuarial Guideline XXXVIII. The valuation mortality used is the Company experience as allowed in the Model and the interest is the maximum valuation interest rate.

The Company issued group deposit-type contracts funding agreements for qualified retirement plans for Group 401(k) business. The funding agreements were issued through the general account and the deposits received on these contracts were recorded as liabilities and were not treated as premiums or as revenue under SAP. Effective September 1, 2016, the liabilities of the funding agreements were 100% ceded to Ameritas on a Coinsurance basis (See Note 1 related to changes in Group 401(k) business).

Investment Reserves:

In compliance with statutory requirements, the Company maintains the AVR and the IMR. The AVR is intended to stabilize policyholders’ surplus against market fluctuations in the value of equities and credit- related declines in the value of bonds and mortgage loans. Changes in the AVR are recorded directly to surplus. The IMR defers net after-tax realized capital gains (losses) that result from changes in the overall level of interest rates for fixed income investments and amortizes these net realized capital gains (losses) into income over the remaining stated life of the investments sold. The Company uses the group method of calculating the IMR. Any negative IMR amounts are treated as a non- admitted asset.

Other Liabilities:

Other liabilities consist primarily of remittances, contingent tax liabilities, reinsurance payables, commissions payable, deferred and uncollected premiums ceded and accrued expenses.

Transfers from separate account due or accrued:

Transfers from separate account due or accrued are primarily separate account expense allowances (“VACARVM”- Variable Annuity Commissioners’ Annuity Reserve Method) of $120 million and $177 million and fees receivables of $59 million and $60 million as of December 31, 2018 and 2017, respectively.

Premiums and Other Revenues:

Premiums and annuity considerations are recognized for funds received primarily on variable deferred annuity contracts, fixed deferred and immediate annuity contracts, and variable life insurance products. Corresponding transfers to or from separate accounts are a component of “Net transfers from separate accounts” in the Statutory Basis Statements of Operations.

Revenues also include service fees that are comprised of annual contract fees, charges for mortality and expenses based on separate account assets under management and administrative service fees received from the mutual funds that are investment options in the product separate accounts.

Federal Income Taxes:

The provision for federal income taxes is based on income from operations currently taxable. Realized gains and losses are reported net of the applicable federal income taxes. Deferred federal income tax assets are admitted to the extent they can be realized within three years subject to a 15% limitation of capital and surplus with increases or decreases reflected as adjustments to surplus (See Note 6).

The Company is required to establish a tax loss contingency if it is more likely than not that a tax position will not be sustained. The amount of the contingency reserve is management’s best estimate of the amount of the original tax benefit that could be reversed upon audit, unless the best estimate is greater than 50% of the original tax benefit, in which case the reserve is equal to the entire tax benefit.

B-45

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Reinsurance:

The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies (See Note 7).

Net Investment Income and Capital Losses:

Net investment income includes interest and dividends received or accrued on investments. It also includes amortization of any purchase premium or discount using the interest method, adjusted retrospectively or prospectively for any change in estimated yield to maturity. Investment income due and accrued that is deemed uncollectible is charged against net investment income in the period such determination is made, while investment income greater than 90 days past due is non-admitted and charged directly to surplus. Net investment income is reduced by investment management expenses.

Realized investment gains and losses are reported in income based upon specific identification of securities sold. Realized losses include valuation adjustments for other-than-temporary declines in investments. Unrealized investment gains and losses on financial instruments carried at fair value represent changes in the reported fair value and are recorded directly to surplus.

NOTE 3—INVESTMENTS

Bonds and Common Stocks:

Investments are valued in accordance with methods prescribed by the Securities Valuation Office of the NAIC (“SVO”). The Company obtains the fair value of financial instruments held in its portfolio that are either carried at fair value on the face of the financial statements or disclosed in the notes to the financial statements at fair value, from a number of sources. These sources include published market quotes for active market exchange traded instruments, third party pricing vendors, investment banks that are lead market makers in certain markets, broker quotes and the use of internal valuation models that use market observable inputs when available and Company- derived inputs when external inputs are not available or deemed to be inaccurate. Unrealized gains and losses on investments carried at fair value are recorded directly in unassigned surplus. The investment portfolio is reviewed for investments that may have experienced a decline in value considered to be other-than-temporary. The Company considers several factors in determining if an other-than-temporary decline exists: duration and extent to which the fair value of the security has been less than cost; financial condition of the issuer; the near-term prospects for recovery of the fair value of a security; discounted estimated future cash flows; and the intent and ability of the Company to hold the security to allow for an anticipated recovery in value. Impairments that are considered other-than-temporary are included in net realized capital gains (losses).

There were no securities with a 5GI NAIC designation as of December 31, 2018 and 2017.

Valuation methods for the various types of investments held are as follows:

Bonds are stated principally at amortized cost with bond premiums and discounts amortized using the scientific interest method. Those bonds that are rated 6 by the NAIC are reported at the lower of amortized cost or fair value. Mortgage-backed bonds are carried at amortized cost using the interest method considering anticipated prepayments at the date of purchase. Significant changes in future anticipated cash flows from the original purchase assumptions are accounted for using the retrospective and prospective adjustment method utilizing the Public Securities Association standard prepayment rates. There were seventeen securities that were sold, redeemed or disposed of with an aggregate amount of $1 million in investment income from prepayment penalties and acceleration fees as of December 31, 2018. There were twenty securities that were sold, redeemed or disposed of with an aggregate amount of $2 million in investment income from prepayment penalties and acceleration fees as of December 31, 2017.

Prepayment assumptions for single class and multi-class mortgage-backed/asset-backed securities were obtained from issuers or broker- dealers through information services or internal estimates and are consistent with current interest

B-46

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

rates and the economic environment. There were no securities that were sold, redeemed or disposed of with no investment income from prepayment penalties and acceleration fees as of December 31, 2018. There were two securities that were sold, redeemed or disposed of with no investment income from prepayment penalties and acceleration fees as of December 31, 2017.

The Company changes from the retrospective method to the prospective method when an other than temporary impairment has been recorded on a structured loan-backed security.

Common stocks are stated at fair value, which is based on quoted market price. Common stocks represents initial seed money to commence investment activities and general operations of various mutual funds (See Note 8). Unrealized appreciation or depreciation on common stocks are reflected as unrealized capital gains and losses directly in surplus.

The amortized cost basis and estimated fair value of bonds and common stocks at December 31, 2018 and 2017 were as follows:

	Amortized Cost /Cost	Gross Unrealized		Estimated Fair Value
December 31, 2018		Gains	(Losses)
		(In millions)
U.S. Government	$94	$—	$(1)	$93
States, Territories and Possessions	1	—	—	1
U.S. Special Revenue	6	1	—	7
Industrial and Miscellaneous	3,123	29	(98)	3,054
Hybrid	2	—	—	2

Total Bonds	$3,226	$30	$(99)	$3,157

Common stocks	$—	$—	$—	$—

Total Common Stock	$—	$—	$—	$—

	Amortized Cost /Cost	Gross Unrealized		Estimated Fair Value
December 31, 2017		Gains	(Losses)
		(In millions)
U.S. Government	$62	$—	$—	$62
States, Territories and Possessions	2	—	—	2
U.S. Special Revenue	22	2	—	24
Industrial and Miscellaneous	2,832	135	(12)	2,955
Hybrid	2	—	—	2

Total Bonds	$2,920	$137	$(12)	$3,045

Common stocks	$24	$4	$—	$28

Total Common Stock	$24	$4	$—	$28

The Company invests in high quality securities that are diversified by asset class, issuer and industry. At December 31, 2018, approximately 2.91% of the portfolio is invested in securities issued or backed by the United States Government or its agencies. No other single issuer accounts for more than 0.81% of the portfolio at December 31, 2018.

B-47

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The amortized cost and estimated fair value of bonds at December 31, by contractual maturity is shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations.

	2018
	Amortized Cost	Fair Value
	(In millions)
Due in one year or less	$199	$199
Due after one year through five years	925	915
Due after five years through ten years	504	494
Due after ten years	1,354	1,305
Sinking fund bonds, mortgage-backed securities and asset-backed securities	244	244

Total	$3,226	$3,157

The net change in unrealized capital gain (losses) included in surplus for the years ended December 31, 2018 and 2017 are summarized as follows:

	2018	2017
	(In millions)
Changes in net unrealized capital gains (losses) attributable to:
Derivatives	$60	$(15)
Common stocks unaffiliated	(4)	3
Investments in subsidiaries	7	1
Tax effect on unrealized capital (losses) gains	(13)	4

Total change in net unrealized capital gains (losses), net of tax	$50	$(7)

Proceeds from sales, maturities and all other bond cash dispositions amounted to $401 million and $373 million in 2018 and 2017, respectively. Gross gains of $2 million and $1.4 million and gross losses of $5.5 million and $6.1 million were realized on sales of bonds in 2018 and 2017, respectively. These amounts are pre-tax and pre-IMR.

Proceeds from sales of investments in common stocks amounted to $28 million and $91 million in 2018 and 2017, respectively. In 2018, gross gains of $4 million and gross losses of less than a million were realized on sales of common stocks. In 2017, gross gains of $15 million and no gross losses were realized on sales of common stocks.

During 2018 and 2017, the Company had non-cash transactions related to the exchange or conversion of bonds that it held as investments in the amount of $110 million and $51 million.

During 2018 and 2017, the Company had no non-cash transactions related to the exchange or merger activity related to common stock that it held as investments.

B-48

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Unrealized losses:

The Company’s investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, were as follows:

December 31, 2018	Less Than 12 Months		More Than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In millions)
U.S. Government	$2	$—	$43	$(1)	$45	$(1)
U.S. Special Revenue	—	—	—	—	—	—
States, Territories and Possessions	—	—	—	—	—	—
Industrial and Miscellaneous	1,583	(71)	561	(27)	2,144	(98)

Total Bonds	1,585	(71)	604	(28)	2,189	(99)
Common stocks	—	—	—	—	—	—

Total Temporarily Impaired Securities	$1,585	$(71)	$604	$(28)	$2,189	$(99)

December 31, 2017	Less Than 12 Months		More Than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
			(In millions)
U.S. Government	$51	$—	$2	$—	$53	$—
States, Territories and Possessions	—	—	—	—	—	—
U.S. Special Revenue	—	—	—	—	—	—
Industrial and Miscellaneous	491	(4)	282	(8)	773	(12)

Total Bonds	542	(4)	284	(8)	826	(12)
Common stocks	—	—	—	—	—	—

Total Temporarily Impaired Securities	$542	$(4)	$284	$(8)	$826	$(12)

The Company’s investment portfolio includes individual securities that are in an unrealized loss position and have not been recognized as other-than-temporary impairments. There were three hundred and eleven securities in an unrealized loss position for greater than 12 months with a book value of $632 million and a fair value of $604 million as of December 31, 2018. There were one hundred and thirty one securities in an unrealized loss position for greater than 12 months with a book value of $292 million and a fair value of $284 million as of December 31, 2017.

In reaching the conclusion that these impairments are not other-than-temporary, management considered many factors including duration and severity of impairment, discounted cash flows, investment sector stability, and credit-worthiness, financial condition of issuer and intent and ability to hold to allow for recovery in value.

Mortgage Loans

Mortgage loans are valued at amortized cost. Valuation reserves are established for potential declines in the value of mortgage loans. As of December 31, 2018 and December 31, 2017, there were no valuation reserves established for any of the Company’s mortgage loans. There were no other-than-temporary impairments on mortgage loans in December 31, 2018 or 2017.

The Company’s $516 million and $407 million of investments in mortgage loans on real estate on December 31, 2018 and December 31, 2017, respectively, consisted of loans on commercial real estate properties. Of these amounts, $509 million and $400 million were mortgage loans in which the Company was a participant at December 31, 2018 and December 31, 2017, respectively. The Company was not a co-lender in any mortgage loans at December 31, 2018 or December 31, 2017.

The largest concentrations of commercial real estate mortgage loans are for properties located in California and Texas ($139 million or 26.96% and $74 million or 14.29%) at December 31, 2018. The largest concentrations of commercial

B-49

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

real estate mortgage loans are for properties located in California and Texas ($128 million or 31.58% and $50 million or 12.26%) at December 31, 2017. The Company estimates the fair value of mortgage loans on real estate to be $511 million and $413 million at December 31, 2018 and December 31, 2017, respectively. Fair value was determined based upon the present value of the scheduled future cash flows of each loan based on the average term to maturity discounted at the appropriate U.S. Treasury rate, adjusted for the current market spread for a similar quality mortgage. The minimum and maximum ranges of lending rates on new mortgage loans were between 3.56% and 4.34% originated during 2018. The maximum percentage of any single mortgage loan to the value of the security originated in 2018 was 58.47%.

Management monitors its mortgage loan portfolio on an ongoing basis for events or circumstances that could indicate that it will not receive all of its contractually due principal and interest payments in accordance with the loan agreements. In May and November of each year, the entire portfolio is screened based on debt service coverage, loan to value ratio, delinquency over 90 days and if there are indications that balloon payments due at maturity will not be made to determine if any other than temporary impairments might need to be recorded.

Interest received on impaired loans that were previously modified in a troubled debt restructuring is either applied against the principal or reported as revenue according to management’s judgment as to the collectability of principal. There were no mortgage loans with principal or interest payments that were past due for more than thirty days at December 31, 2018 and 2017, respectively.

There were no restructured mortgage loans as of December 31, 2018 or December 31, 2017.

The following table set forth the credit quality indicators as of December 31, 2018 and December 31, 2017, based upon the recorded investment gross of allowance for credit losses.

Mortgage Loans: (In millions)	Debt Service Coverage Ratio—December 31, 2018
	Greater than 2.0X	1.8X to 2.0X	1.5X to <1.8X	1.2X to <1.5X	1.0X to <1.2X	Less than 1.0X	Grand Total
Loan-to-Value Ratio
0% - 49.99%	$94	$7	$14	$5	$—	$—	$120
50% - 59.99%	148	35	33	5	—	—	221
60% - 69.99%	122	14	22	9	—	—	167
70% - 79.99%	6	—	—	2	—	—	8
80% - 89.99%	—	—	—	—	—	—	—
90% - 100%	—	—	—	—	—	—	—
Greater than 100%	—	—	—	—	—	—	—

Total	$370	$56	$69	$21	$—	$—	$516

Mortgage Loans: (In millions)	Debt Service Coverage Ratio—December 31, 2017
	Greater than 2.0X	1.8X to 2.0X	1.5X to <1.8X	1.2X to <1.5X	1.0X to <1.2X	Less than 1.0X	Grand Total
Loan-to-Value Ratio
0% - 49.99%	$73	$—	$9	$—	$—	$—	$82
50% - 59.99%	111	27	19	2	—	—	159
60% - 69.99%	95	—	25	20	—	—	140
70% - 79.99%	16	8	—	2	—	—	26
80% - 89.99%	—	—	—	—	—	—	—
90% - 100%	—	—	—	—	—	—	—
Greater than 100%	—	—	—	—	—	—	—

Total	$295	$35	$53	$24	$—	$—	$407

B-50

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Investment in Subsidiaries:

Investments in affiliated limited liability subsidiaries are valued using the GAAP basis equity and consist of the Company’s investments in PAS and HSF which are included in “Other invested assets” in the Statutory Basis Balance Sheet. Undistributed earnings or losses of subsidiaries and unrealized appreciation and depreciation are reflected as unrealized capital gains or losses directly in surplus. Distributed dividends of subsidiaries are recorded in net investment income.

The following table provides additional information of the Company’s significant subsidiaries at December 31, 2018 and 2017:

December 31, 2018

Description of SCA Investment (Per SSAP No. 97)	% of SCA Ownership	Gross Amount	Non- admitted Amount	Admitted Asset Amount	Date of Filing to NAIC	Type of NAIC Filing (Sub-1, Sub-2, or Resubmission of Disallowed Filing)	NAIC Response Received (yes/no)	NAIC Valuation (Amount)	NAIC Disallowed Entity’s Valuation Method, Resubmission Required (yes/no)	Code
(In millions)
PAS	100%	$25	$—	$25	n/a	n/a	n/a	$—	no	n/a
HSF	100%	12	—	12	n/a	n/a	n/a	—	no	n/a

Aggregate Total		$37	$—	$37				$—

December 31, 2017

Description of SCA Investment (Per SSAP No. 97)	% of SCA Ownership	Gross Amount	Non- admitted Amount	Admitted Asset Amount	Date of Filing to NAIC	Type of NAIC Filing (Sub-1, Sub-2, or Resubmission of Disallowed Filing)	NAIC Response Received (yes/no)	NAIC Valuation (Amount)	NAIC Disallowed Entity’s Valuation Method, Resubmission Required (yes/no)	Code
(In millions)
PAS	100%	$23	$—	$23	n/a	n/a	n/a	$—	no	n/a
HSF	100%	11	—	11	n/a	n/a	n/a	—	no	n/a

Aggregate Total		$34	$—	$34				$—

There were no dividends received from PAS and HSF in 2018 or 2017.

Net Investment Income:

Net investment income, including accrual of discount and amortization of premiums, arose from the following sources for the years ended December 31:

	2018	2017
	(In millions)
Bonds	$115	$107
Mortgage loans	17	14
Policy loans	5	7
Other	6	3

Total gross investment income	143	131
Less: investment expenses	(7)	(9)

Net investment income	$136	$122

B-51

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Net Realized Capital Losses from Investments:

Net realized losses from investments were derived from the following sources for the years ended December 31:

	2018	2017
	(In millions)
Bonds	$(7)	$(4)
Investments in affiliated mutual funds	3	15
Derivatives and other	(5)	(141)

Total net realized capital losses	(9)	(130)
Transfer from (to) IMR	3	3
Capital gain federal income tax expense	—	4

Net realized capital losses, net of tax and transfers to IMR	$(6)	$(131)

As of December 31, 2018, there were $4 million decline in fair value of investments that were considered to be other-than-temporary in the bond portfolio. The Company did not record any impairment in 2017.

Derivative Financial Instruments:

The Company enters into derivative transactions in order to mitigate (“hedge”) certain risks pertaining to its assets, liabilities and surplus from fluctuations in interest rates, foreign currency exchange rates and market volatility. Derivatives are either exchange traded or contracted over-the-counter. The majority of the Company’s over-the-counter derivatives are bilateral contracts between the Company and a single counterparty. The Company’s remaining over-the-counter derivatives are cleared and settled through central clearing counterparties.

Derivatives that are designated as hedges for accounting purposes and meet the qualifications for hedge accounting are reported on a basis consistent with the asset or liability being hedged (i.e. at amortized cost). Derivatives that are used to mitigate risk but are not designated as hedges for accounting purposes or do not meet the qualifications for hedge accounting treatment are reported at fair value.

To qualify for hedge accounting the hedge relationship must be designated and formally documented at inception. This documentation details the risk management objective and strategy for the hedge, the derivative used in the hedge, the asset or liability being hedged, and the methodology for assessing hedge effectiveness. The hedge must also be “highly effective” with an assessment of its effectiveness performed both at inception and on an ongoing basis over the life of the hedge.

Derivative transactions expose the Company to the risk that the counterparty may not be able to fulfill its obligations under the terms set forth in the contract. The Company manages this counterparty risk by entering into transactions with counterparties that maintain a minimum credit rating, by performing ongoing review of a counterparties’ credit standing, by adhering to established limits for credit exposure to any single counterparty and is requiring collateral posting subject to thresholds and minimum transfer amounts in accordance with counterparty agreements to support credit risk associated with counterparty exposures which further reduces the Company’s exposure to default by the counterparty. The Company’s off-balance sheet risk for the derivative instruments as of December 31, 2018 and 2017 were $76.7 million and $53 million, respectively. The Company is required to establish a margin account for all of its futures contracts. Any contract gains or losses due to the change in the value of futures are settled in cash on a daily basis. The Company does not offset the statement values for derivatives executed with the same counterparty, even if a master netting arrangement is in place. The Company also does not offset the right to claim collateral against the obligation to return such collateral.

The Company has no embedded credit derivatives that expose it to the possibility of being required to make future payments. The Company also does not have any derivatives contracts with financing premiums.

B-52

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Hedging—Not Designated As Hedging Instruments:

The Company enters into other derivative transactions that mitigate economic risks but are not designated as a hedge for accounting purposes or do not qualify for hedge accounting treatment. These derivative instruments are reported at fair value in the balance sheet as either other invested assets or other liabilities. Changes in the fair value of these instruments are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recorded.

Treasury futures are used to mitigate interest rate risk pertaining to guaranteed minimum benefit liabilities. Treasury futures obligate the Company to take or receive delivery of certain Treasury Bonds at a specified price at a future date.

Equity index futures are used to minimize the volatility associated with Guaranteed Minimum Benefit liabilities. Equity index futures obligate the Company to pay or receive from a counterparty a cash amount based on a specified equity market index at a predefine price as of a future date applied to the notional amount of the contracts.

All of the futures contracts that the Company has entered into are exchange traded. Margin payments are required for futures contract and contract gains or losses are settled daily in cash, therefore the futures contracts are carried at zero value on the Company’s balance sheets. The contract amount of futures contracts represents the extent of the Company’s involvement, but not future cash requirements, as open positions are typically closed out prior to the delivery date of the contract.

The effects of the Company’s use of derivative instruments on the Balance Sheets and Statements of Operations:

December 31, 2018
	Notional Amount	Statement Value Assets	Liabilities	Change in Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)
Derivatives not designated as hedging instruments:
Treasury futures	$516	$—	$—	$34	$(63)	$—
Equity index futures	1,238	—	—	26	58	—

Total Derivatives	$1,754	$—	$—	$60	$(5)	$—

December 31, 2017
	Notional Amount	Statement Value Assets	Liabilities	Change in Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)
Derivatives not designated as hedging instruments:
Treasury futures	$563	$—	$—	$4	$34	$—
Equity index futures	1,039	—	—	(19)	(175)	—

Total Derivatives	$1,602	$—	$—	$(15)	$(141)	$—

Restricted Assets and Special Deposits:

The Company had admitted restricted assets of $85 million and $60 million at December 31, 2018 and 2017, respectively. Of these amounts, there were deposits with states as required by certain insurance laws of $4 million and $4 million in 2018 and 2017, respectively, and pledged as collateral for futures trading of $81 million and $57 million in 2018 and 2017, respectively. These amounts are included in “Bonds” in the Statutory Basis Balance Sheets. Total admitted restricted assets were 0.63% and 0.35% of the Company’s total admitted assets at December 31, 2018 and 2017, respectively. There were no non-admitted restricted assets in 2018 and 2017.

B-53

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Repurchase Agreements:

The Company enters into repurchase agreements whereby securities will be resold at a specified date and price. There were no repurchase agreements outstanding as of December 31, 2018 and 2017.

NOTE 4—FAIR VALUE OF FINANCIAL INSTRUMENTS

The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions based on internally developed data in the absence of observable market information. The guidance requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs when determining the fair value of an asset or liability. The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1—inputs are quoted market prices available in active markets for identical assets or liabilities on the reporting date.

Level 2—inputs are quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—inputs are unobservable where there is little or no market activity for the asset or liability and the Company makes estimates and assumptions based on internally derived information.

The estimated fair values presented below have been determined using available information and valuation methodologies. The estimated fair value for financial instruments held by the Company was determined by management after considering the following sources of information: published market quotes for active exchange traded instruments, third party pricing vendors, quotes from investment banks that are lead market makers in certain markets, independent broker quotations, or the use of internal valuation models that use market observable inputs when available and Company derived inputs when external inputs are not available or deemed to be inaccurate. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Accordingly, such amounts are management’s estimate of the value that would be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies from period to period based on available information and market conditions could have a material effect on the estimated fair values.

Separate Accounts Assets:

The Company sponsors separate accounts that support certain products that it sells. The separate accounts invest in various registered mutual funds and non-registered collective investment funds managed by Park Avenue Institutional Advisers LLC (“PAIA”), an affiliated company, as well as unaffiliated third parties. The fair value of these investments is based upon the reported net asset values (“NAVs”) as provided by the fund manager.

The Company’s management reviews each mutual fund’s liquidity in order to determine the level those investments should be reported. Generally, actively traded registered mutual fund investments are considered a Level 1, non-registered collective fund investments that have no redemption restrictions or fees associated with it and are open to new investors are considered a Level 2 and all other fund investments that do not meet the criteria of Level 1 or 2 are reported as Level 3. As of December 31, 2018 and 2017, none of the Separate Account investments are considered to be Level 3.

B-54

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The following tables summarize the Company’s assets carried at fair value by their fair value hierarchy levels at December 31, 2018 and 2017:

December 31, 2018	Level 1	Level 2	Level 3	Total Fair Value	NAV	Carrying Amount
	(In millions)
Assets at Fair Value
Impaired bonds	$—	$7	$—	$7	$—	$7
Separate accounts assets	8,971	56	—	9,027	—	9,027

Total Assets at Fair Value	$8,971	$63	$—	$9,034		$9,034

December 31, 2017	Level 1	Level 2	Level 3	Total Fair Value	NAV	Carrying Amount
	(In millions)
Assets at Fair Value
Common stocks	$—	$28	$—	$28	$—	$28
Separate accounts assets	12,402	1,230	—	13,632	—	13,632

Total Assets at Fair Value	$12,402	$1,258	$—	$13,660	$—	$13,660

Transfers into and out of Level 3 are recognized at the end of the reporting period. During 2018 and 2017, there were no securities transferred into and out of Level 3. Transfers in and out of level 3 are determined by the observable/unobservable inputs used in pricing the securities.

NOTE 5—PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Gross deferred and uncollected insurance premiums represent premiums due to be received from policyowners through the next policy anniversary date. These premiums and annuity considerations are reinsured to The Guardian (See Note 7). Net deferred and uncollected premiums ceded represent only the portion of gross premiums related to mortality charges and interest. Deferred and uncollected premiums ceded at December 31, 2018 and 2017 were as follows:

2018
Type	Gross	Net of Loading
(In millions)
Ordinary new business	$—	$—
Ordinary renewal	2	2
Group life renewal	—	—

2017
Type	Gross	Net of Loading
(In millions)
Ordinary new business	$—	$—
Ordinary renewal	2	2
Group life renewal	—	—

B-55

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

NOTE 6—INCOME TAXES

Consolidated Federal Income Tax Return:

The Company’s federal income tax return is consolidated with the following entities:

•	The Guardian Life Insurance Company of America,

•	Park Avenue Life Insurance Company,

•	Sentinel American Life Insurance Company,

•	Family Service Life Insurance Company,

•	Managed Dental Care of California,

•	Managed DentalGuard of Texas,

•	Managed DentalGuard of New Jersey,

•	Innovative Underwriters Inc.,

•	Berkshire Life Insurance Company of America,

•	First Commonwealth, Inc., and its subsidiaries,

•	Reed Group Ltd,

•	GIS Canada Holdings Corp,

•	Guardian Abbey LLC,

•	STX Healthcare Management Services, Inc., and

•	Vital Smiles, Inc.

The Company files a consolidated federal income tax return with its parent company, The Guardian. The Company has a written agreement, approved by the Company’s Board of Directors, which sets forth the manner in which the total combined federal income tax is allocated to each entity which is a party to the consolidation. Pursuant to this agreement, the Company has the enforceable right to recoup federal income taxes paid in prior years in the event of future net capital losses, which it may incur, or to recoup its net operating or capital losses carried forward as an offset to future net income or capital gains subject to federal income taxes.

The Internal Revenue Code limits the amount of non-life insurance losses that may offset life insurance company taxable income. The consolidated income tax liability is allocated among the members of the group pursuant to a tax allocation agreement. In accordance with the tax allocation agreement, each qualifying member of the group computes its tax provision and liability on a separate return basis, but may, where applicable, recognize benefits of net operating losses and capital losses utilized in the consolidated group. Subsidiary tax liabilities/benefits are settled subsequent to the filing of the federal income tax return.

Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes.

The Tax Cuts and Jobs Act (“the Act”) was enacted into law on December 22, 2017. Effective January 1, 2018, the Act reduces the corporate tax rate to 21%. The Act also included several provisions that impact life insurance companies, including the elimination of the net operating loss carryback and changing the calculation of life insurance tax reserves.

The Company included reasonable estimates for certain effects of the Act and recorded provisional amounts as of December 31, 2017. The Company recorded provisional amounts for tax reserves which resulted in an increase in both deferred tax assets and deferred tax liabilities of $28 million. There was no impact to unassigned surplus as a result of the Act.

As of December 31, 2018, the Company completed the evaluation of the impact to tax reserves and recorded additional $3 million to gross DTA and gross DTL. Changes to these amounts are recognized as a change in accounting estimate.

B-56

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The Components of the Net Deferred Tax Assets (DTAs) recognized in the Company’s Assets, Liabilities, Surplus and Other Funds are as follows:

Description	December 31, 2018
(In millions)	Ordinary	Capital	Total
Gross Deferred Tax Assets	$73	$1	$74
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	73	1	74
Deferred Tax Assets Nonadmitted	8	—	8

Subtotal Net Admitted Deferred Tax Asset	65	1	66
Deferred Tax Liabilities (DTLs)	50	1	51

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$15	$—	$15

	December 31, 2017
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$125	$—	$125
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	125	—	125
Deferred Tax Assets Nonadmitted	16	—	16

Subtotal Net Admitted Deferred Tax Asset	109	—	109
Deferred Tax Liabilities	67	1	68

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$42	$(1)	$41

	Change
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$(52)	$1	$(51)
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	(52)	1	(51)
Deferred Tax Assets Nonadmitted	(8)	—	(8)

Subtotal Net Admitted Deferred Tax Asset	(44)	1	(43)
Deferred Tax Liabilities	(17)	—	(17)

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$(27)	$1	$(26)

As a result of the new tax law and rate, gross DTAs and DTLs were reduced by $84 million and $46 million in 2017, respectively.

A valuation allowance is recorded to reduce any portion of the deferred tax asset that is expected to more likely than not be realized. The Company’s management has concluded that the deferred income tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

B-57

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Admission calculation components SSAP No. 101 (Paragraph 11)

The Company follows the guidance in Statement of Statutory Accounting Principles No. 101 – Income Taxes, a replacement of SSAP No. 10R and SSAP No. 10 (“SSAP 101”). SSAP 101 include a similar calculation for limitation of gross deferred tax assets as SSAP 10R for insurers that maintain a minimum of 300% of their authorized control level RBC computed without net deferred tax assets. The Company exceeded the 300% minimum RBC requirement at December 31, 2018 and 2017.

Description	December 31, 2018
(In millions)	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$—	$1	$1
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below)	27	—	27
The lesser of:
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	27	—	27
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	n/a	n/a	66
c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities.	38	—	38

Deferred Tax Assets Admitted as the result of application of SSAP No. 101.Total (a. + b. + c.)	$65	$1	$66

	December 31, 2017
	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$—	$—	$—
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below)	41	—	41
The lesser of:
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	67	—	67
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	n/a	n/a	41
c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities.	68	—	68

Deferred Tax Assets Admitted as the result of application of SSAP No. 101.Total (a. + b. + c.)	$109	$—	$109

	Change
	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$—	$1	$1
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below)	(14)	—	(14)
The lesser of:
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	(40)	—	(40)
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	n/a	n/a	25
c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities.	(30)	—	(30)

Deferred Tax Assets Admitted as the result of application of SSAP No. 101.Total (a. + b. + c.)	$(44)	$1	$(43)

B-58

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Description
(In millions)	2018	2017
Ratio Percentage Used To Determine Recovery Period And Threshold Limitation Amount	706%	564%
Amount Of Adjusted Capital And Surplus Used To Determine Recovery Period And Threshold Limitation	$479	$308

Impact of Tax Planning Strategies

Description	December 31, 2018
(In millions), except percentages	Ordinary	Capital
(a) Determination of adjusted gross deferred assets and net admitted deferred tax assets, by tax character as a percentage of total.
(1) Adjusted Gross DTAs	$73	$1
(2) Percentage of adjusted gross DTA’s by tax character attributable to the impact of tax planning strategies	0%	1%
(3) Net Admitted Adjusted Gross DTAs	65	1
(4) Percentage of net admitted adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	0%	1%

	December 31, 2017
	Ordinary	Capital
(1) Adjusted Gross DTAs	$125	$—
(2) Percentage of adjusted gross DTA’s by tax character attributable to the impact of tax planning strategies	32%	0%
(3) Net Admitted Adjusted Gross DTAs	109	—
(4) Percentage of net admitted adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	37%	0%

	Change
	Ordinary	Capital
(1) Adjusted Gross DTAs	$(52)	$1
(2) Percentage of adjusted gross DTA’s by tax character attributable to the impact of tax planning strategies	-32%	1%
(3) Net Admitted Adjusted Gross DTAs	(44)	1
(4) Percentage of net admitted adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	-37%	1%
Does the Company’s tax-planning strategies include the use of reinsurance? Yes No X

All DTL were recognized as of December 31, 2018 and 2017.

Current Tax and Change in Deferred Tax:

Current income taxes incurred consist of the following major components:

Description	2018	2017
	(In millions)
Federal income tax benefit on operations	$(17)	$(9)
Prior year underaccrual (overaccrual)	(8)	(22)
Contingent tax	—	(11)
Foreign tax	(1)	(1)

Current federal operations income tax benefit	(26)	(43)
Current federal capital gains income tax expense	—	4

Total current federal income tax benefit	$(26)	$(39)

B-59

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2018 and 2017 were as follows:

Description	2018	2017	Change
	(In millions)
DTAs Resulting from Book/Tax Differences in:
Ordinary:
Reserves	$62	$72	$(10)
GMWB Hedge	3	38	(35)
Policy acquisition costs	8	9	(1)
Ceding commission—Group 401(k)	—	6	(6)

Gross ordinary DTAs—(admitted and nonadmitted)	$73	$125	$(52)

Statutory valuation allowance adjustment—ordinary	—	—	—
Total ordinary DTAs—(nonadmitted)	8	16	(8)

Admitted ordinary DTAs	$65	$109	$(44)
Capital:
Impaired securities	$1	$—	$1

Gross capital DTAs—(admitted and nonadmitted)	$1	$—	$1

Statutory valuation allowance adjustment—capital	—	—	—
Total capital DTAs—(nonadmitted)	—	—	—

Admitted capital DTAs	1	—	1

Total admitted DTAs	$66	$109	$(43)

DTLs Resulting from Book/Tax Differences in:
Ordinary:
Market discount	$1	$1	$—
Reserves Transition Adjustment (8 Year)	27	28	(1)
Section 481(a) adjustment	20	29	(9)
Ceding commission—Group 401(k)	—	6	(6)
Reserves 10 Year Spread	1	2	(1)
Other	1	1	—

Total Ordinary DTLs	$50	$67	$(17)

Capital:
Unrealized capital gains	1	1	—

Capital DTL	1	1	—

Total DTL	$51	$68	$(17)

Net admitted DTAs	$15	$41	$(26)

The change in net deferred Federal income taxes is comprised of the following:

	2018	2017	Change
Adjusted gross deferred tax assets	$74	$125	$(51)
Total deferred tax liabilities	51	68	(17)

Net deferred tax assets	$23	$57	(34)

Tax effect of unrealized capital gains			13

Change in net deferred federal income tax benefit			$(21)

B-60

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Changes in net deferred income tax, including changes attributable to changes in tax rates and changes in tax status, if any, shall be recognized as a separate component of gains and losses in unassigned funds (Surplus).

Contingent Tax Liabilities:

As of December 31, 2018, the Company had $0.3 million of unrecognized tax benefits and related interest expense, if recognized, all of which would affect the Company’s annual effective tax rate. Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in income tax expense. For the years ended December 31, 2018 and 2017, the Company recognized approximately ($3) million and $(11) million in interest and penalties, respectively. The Company has approximately $0.02 million and $0.2 million accrued for payment of interest and penalties as of December 31, 2018 and 2017, respectively.

The Company does not anticipate any significant changes to its tax contingencies within the next 12 months.

The Company files U.S. federal income tax returns along with various state and local income tax returns. The Company’s federal income tax returns are routinely examined by the Internal Revenue service (“IRS”) and provisions are made in the financial statements in anticipation of the results of these audits. In 2018, the IRS has completed its examinations for tax years 2011. There were no material effects on the Company’s consolidated financial position and results of operations as a result of these examinations. Tax years 2012 through 2017 are subject to examination by the IRS. The Company believes that it has established adequate tax liabilities for uncertain tax positions for all open years.

Reconciliation of Federal Income Tax Rate to Actual Effective Rate:

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant book to tax adjustments causing this difference is the following:

	2018	Effective Tax Rate
	(In millions)
Net gain from operations after dividends to policyholders and before Federal income tax @ 21%	$27
Net realized capital losses @ 21%	(1)

Provision calculated at statutory rate	$26	21%
Ceding commission—Group 401(k)	(4)	-3%
Dividends received deduction	(7)	-6%
Reserve surplus adjustment	(14)	-11%
Return to provision	(4)	-3%
Other	(2)	-2%

Total	$(5)	-4%

Total current federal income tax benefit	$(26)	-21%
Change in net deferred federal income taxes benefit	21	17%

Total statutory income tax benefit	$(5)	-4%

Operating Loss and Tax Credit Carryforwards:

As of December 31, 2018, the Company does not have any net ordinary loss carryforwards, capital loss carryforwards or tax credit carryforwards.

B-61

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The following are income taxes incurred in prior years that are available for recoupment in the event of future net losses:

Year	Ordinary	Capital	Total
	(In millions)
2018	$—	$—	$—
2017	—	4	4
2016	—	1	1

Total	$—	$5	$5

As of December 31, 2018, the Company does not have any deposits admitted pursuant to the Internal Revenue Code Section 6603.

NOTE 7—REINSURANCE CEDED

The Company enters into coinsurance, modified coinsurance and yearly renewable term agreements with The Guardian and outside parties to provide for reinsurance of selected variable annuity contracts, Group 401(k), group life and individual life policies. Under the terms of the modified coinsurance agreements, reserves ceded and corresponding assets held by the Company amounted to $510 million and $3,441 million at December 31, 2018 and 2017, respectively. The reinsurance contracts do not relieve the Company of its primary obligation for policyowner benefits. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

The Company entered into an Individual Life Yearly Renewable Term reinsurance agreement with The Guardian effective January 1, 2011. Under the terms of the agreement, GIAC cedes The Guardian a 90.00% quota share of the mortality risk on its secondary guarantee flexible premium universal life insurance business.

On September 1, 2016, the Company completed the transfer of its Group 401(k) business to Ameritas. The transfer was structured as a reinsurance transaction and contains coinsurance and modified coinsurance features. In 2016, Ameritas indemnified the Company for $113 million of general account liabilities using coinsurance and $3 billion of separate account liabilities using modified coinsurance. The Company also transferred invested assets with a fair market value of $103 million and cash of $10 million to Ameritas to partially fund the initial coinsurance premium. Ameritas plans to pursue novations of the 401(k) contracts, which would relieve GIAC of any responsibility related to these contracts. The reinsurance transaction does not extinguish the Company’s primary contractual liability until the Group 401(k) in-force contracts are fully novated to Ameritas. Upon closing in 2016, the Company recognized an initial $32 million reinsurance gain, net of tax, which was included in surplus and will be amortized into earnings as the earnings on 401(k) contracts emerge in the future. As the in-force Group 401(k) contracts are novated to Ameritas, the unamortized deferred reinsurance gain in surplus is also recorded through earnings.

During 2018, GIAC completed novation of certain Group 401(k) contracts with Ameritas through Assumption Reinsurance, which included separate account liabilities of $2.5 billion and general account liabilities of $57 million. During 2018, deferred reinsurance gain of $19 million (net of tax) was amortized from surplus into earnings. Of the $19 million, $10 million was recognized as a result of the novation while $9 million was amortized as Group 401(k) contract earnings emerged. In 2017, deferred reinsurance gain of $10 million was amortized as Group 401(k) earnings emerged. These amounts were included in “Commissions and expense allowances on reinsurance ceded and other income” in the Statutory Basis Statements of Operations with an offset to “(Loss) gain in surplus as a result of reinsurance, net of tax” in the Statutory Basis Statements of Changes in Capital and Surplus. The unamortized deferred reinsurance gain in surplus was $0.4 million and $20 million at December 31, 2018 and 2017, respectively.

In order to effectuate the novation, as described above, GIAC recaptured the 401k contracts from Ameritas and concurrently novated those same contracts to Ameritas and another Ameritas subsidiary. The effect of the recapture and novation is included in the table below.

B-62

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The effect of these reinsurance cession agreements on the components of the Company’s gains (losses) from operations in the accompanying Statutory Basis Statements of Operations were as follows:

	2018			2017
	The Guardian	Outside Parties	Total	The Guardian	Outside Parties	Total
			(In millions)
Premiums and annuity considerations	$(29)	$1,473	$1,444	$(29)	$(275)	$(304)
Reserve adjustments on reinsurance ceded	(46)	(1,825)	(1,871)	38	(50)	(12)
Commissions and expense allowances on reinsurance ceded and other income	22	(50)	(28)	(55)	(337)	(392)

Total Revenues	(53)	(402)	(455)	(46)	(662)	(708)

Policyholder and contract benefits	(43)	(457)	(500)	(39)	(672)	(711)
Increase in aggregate reserves	(11)	54	43	(10)	24	14

Total expenses	(54)	(403)	(457)	(49)	(648)	(697)

Net gain (loss) on operations from reinsurance ceded	$1	$1	$2	$3	$(14)	$(11)

In 2018 and 2017, there were Modco transactions of $1,420 million and $284 million, respectively, which were non-cash transactions and were excluded from the Statutory Basis Statements of Cash Flows.

NOTE 8—RELATED PARTY TRANSACTIONS

General Operating Expense Agreement:

The Company is billed by The Guardian for all compensation and related employee benefits for those employees of The Guardian who are engaged in the Company’s business and for the Company’s use of The Guardian’s centralized services and agency force. The amounts charged for these services amounted to $84 million and $105 million in 2018 and 2017, respectively, which are in “General insurance expenses and Commissions and other expenses” in the Statutory Basis Statements of Operations, of which $6 million and $8 million are unpaid and included in “Due to parent and affiliates” in the Statutory Basis Balance Sheets at December 31, 2018 and 2017, respectively.

Investments:

During 2016, the Company made initial seed money investments of $100 million to commence investment activities and general operations of the various mutual funds that are established within the Guardian Variable Products Trust (“VIP Trust”), of which $91 million was returned to the Company as of December 31, 2017 and the remainder was fully returned to the Company as of December 31, 2018. PAIA, a wholly-owned subsidiary of GIS, serves as the investment adviser to the Guardian VIP Trust funds.

The funds within the VIP Trust are offered through variable insurance products issued by the Company. At December 31, 2018, and 2017, approximately $1,921 million and $113 million or 21.28% or 0.83%, respectively, of the Company’s separate account assets under management were invested in affiliated mutual funds that are advised by PAIA.

Capital:

For the years ended December 31, 2018 and 2017, the Company received a total of $50 million, respectively, from the Guardian as an additional paid-in and contributed surplus, which is reflected under “Cash flows from financing and miscellaneous activities” in the Statutory Basis Statements of Cash Flows.

In 2017, the Company made a $6 million capital contribution to PAS. There was no capital contribution made to PAS in 2018.

B-63

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Revenue Sharing Agreement:

Effective July 1, 2018, the Company entered into a revenue sharing agreement with PAIA whereby PAIA allocates revenue to GIAC for the Guardian Variable Products Trust Funds that are offered through GIAC’s variable insurance products separate accounts. For the year ended December 31, 2018, such revenue amounted to $1.9 million, which is reflected in “Service fees” in the Statutory Basis Statements of Operations.

Line of Credit:

Effective May 1, 2017, the Company (Borrower) amended its revolving line of credit agreement with The Guardian (Lender) increasing it from $350 million to $750 million. The terms of the credit agreement state that future drawing, if any, (not at the time overdue) shall bear interest at a rate per annum equal to (a) the Prime Rate plus 1.00% if a Prime Rate Loan or (b) the Eurodollar Rate plus 1.00% if a Eurodollar Rate Loan. In the event any drawing on the line of credit becomes due, whether by acceleration or otherwise, it shall bear interest at a rate per annum equal to the Prime Rate plus 2.00%. Additionally, a commitment fee equal to 0.125% per annum of the amount of this line of credit shall be paid by Borrower to Lender, such amount to be paid in quarterly installments on the last day of each March, June, September and December or on the termination of this line of credit. The line of credit agreement shall have an initial term of 364 days beginning with the date first stated above, and shall automatically renew for successive periods of 364 days, unless the Lender notifies the Borrower of its intention not to renew the line of credit agreement not less than sixty (60) days prior to the expiration of the then existing term. As of December 31, 2018 and 2017, there were no drawings on the line of credit . During 2017, the Company used approximately $91 million return of seed money from VIP Trust and the $50 million capital contribution to paydown the line of credit balances. Interest expense and commitment fees of $0.8 million and $3.2 million in 2018 and 2017, respectively, are included in “Net investment income” in the Statutory Basis Statements of Operations, of which $0 thousand and $21 thousand are unpaid interest expense included in “Intercompany borrowed funds” in the Statutory Basis Balance Sheets as of December 31, 2018 and 2017, respectively.

Effective March 1, 2016, the Company (Lender) entered into a revolving Line of Credit agreement with HSF (Borrower) for $50 million. The terms of the credit agreement state that future drawing, if any, (not at the time overdue) shall bear interest at a rate per annum equal to (a) the Prime Rate plus 1.50% if a Prime Rate Loan or (b) the Eurodollar Rate plus 1.50% if a Eurodollar Rate Loan. In the event any drawing on the Line of Credit becomes due, whether by acceleration or otherwise, it shall bear interest at a rate per annum equal to the Prime Rate plus 2.00%. Additionally, a commitment fee equal to 0.125% per annum of the amount of this line of credit shall be paid by Borrower to Lender, such amount to be paid in monthly installments on the last day of each month or on the termination of this line of credit. The line of credit agreement shall have an initial term of 364 days beginning with the date first stated above, and shall automatically renew for successive periods of 364 days, unless the Lender notifies the Borrower of its intention not to renew the line of credit agreement not less than sixty (60) days prior to the expiration of the then existing term. At the time of each loan under the line of credit, the Borrower and the Lender shall agree on the maturity date for the payment of the principal amount of such loan and the interest rate for such loan. As of December 31, 2018 and 2017, the amount of drawings on the line of credit amounted to $24 million and $23 million, respectively, are included in “Cash, cash equivalents and short-term investments” in the Statutory Basis Balance Sheets. Interest income and commitment fees of $961 thousand and $672 thousand in 2018 and 2017, respectively, are included in “Net investment income” in the Statutory Basis Statements of Operations.

Commission:

The Company has a selling agreement with its affiliate PAS. The Company authorizes PAS’ registered representatives who are also insurance agents, to solicit and sell certain insurance and annuity contracts on behalf of the Company (See Note 1). For the years ended December 31, 2018 and 2017, the Company paid commissions to PAS which amounted to $18 million and $28 million, respectively, which is included in “Commissions and other expenses” in the Statutory Basis Statements of Operations.

Settlement of Intercompany Transactions:

In accordance with NAIC SAP, all transactions between related parties are required to have a written agreement that provides for a timely settlement of amounts owed, including a specific due date. Amounts over 90 days due are to be

B-64

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

non-admitted along with any uncollected receivable from a related party that is not part of a written agreement. The Company has determined that written agreements are in place for all intercompany transactions and that these written agreements contain specific due dates. As of December 31, 2018, no intercompany receivable due to the Company is over 90 days past due.

NOTE 9—SEPARATE ACCOUNTS

General Nature and Characteristics of Separate Account Business:

Separate and variable accounts held by the Company represent primarily funds for which there are no guarantees. The assets of the Company’s separate accounts are carried at book value, which approximates fair value.

In accordance with the products/transactions recorded within the separate accounts, all assets are considered legally insulated from the general account. The legal insulation of the separate accounts assets prevents such assets from being generally available to satisfy claims resulting from the general account.

As of December 31, 2018 and 2017, the Company’s separate accounts statement included legally insulated assets of $9,027 million and $13,632 million, respectively, of which $4 million, respectively, were the additional amounts being transferred into the Company’s separate accounts from the general account of the Company. These amounts represent mortality risk fully borne by the Company’s general account and may result in additional amounts being transferred into the Company’s separate accounts to cover greater longevity of annuitants than expected. Conversely, if the amounts allocated exceed the amounts required, transfers may be made to the Company’s general account. There was no seed money due to the general account of the Company from the Company’s separate accounts in 2018 and 2017. Fees and expenses due or accrued to the Company’s general account were $179 million and $237 million as of December 31, 2018 and 2017, respectively.

In accordance with the products/transaction recorded within the separate accounts, some separate accounts liabilities are guaranteed by the general account. To compensate the general account for the risk taken, the separate accounts have paid risk charges of $262 million and $269 million for the years ended December 31, 2018 and 2017, respectively.

There was no payment made by the general account of the Company toward separate accounts guarantees for the years ended December 31, 2018 and 2017.

The Company does not engage in securities lending transactions within the separate accounts.

Information regarding the separate accounts of the Company for the years ended December 31, 2018 and 2017 were as follows:

December 31, 2018	Non-indexed Guarantee Less Than/Equal to 4%	Non- Guaranteed Separate Accounts	Total
	(In millions)
Premium, considerations and deposits for the year ended:	$—	$365	$365

Reserves by valuation basis and withdrawal characteristics:
Market value	$—	$8,806	$8,806
Market value/not subject to discretionary withdrawals	—	39	39

Total reserves for separate accounts	—	8,845	8,845

Charges for investment management administration and contract guarantees	—	59	59
Accrued expense allowances	—	120	120

Separate accounts liabilities	$—	$9,024	$9,024

B-65

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

December 31, 2017	Non-Indexed Guarantee Less Than/Equal to 4%	Non- Guaranteed Separate Accounts	Total
	(In millions)
Premium, considerations and deposits for the year ended:	$—	$571	$571

Reserves by valuation basis and withdrawal characteristics:
Market value	$—	$13,348	$13,348
Market value/not subject to discretionary withdrawals	—	44	44

Total reserves for separate accounts	—	13,392	13,392

Charges for investment management administration and contract guarantees	—	60	60
Accrued expense allowances	—	177	177

Separate accounts liabilities	$—	$13,629	$13,629

The following represents a reconciliation of net transfers from the Company to the separate accounts. Transfers are reported in the Summary of Operations of the Separate Account Annual Statement:

	2018	2017
	(In millions)
Transfers to separate accounts:
Non-indexed guarantee less than/equal to 4%	$—	$—
Non-guaranteed separate accounts	365	571
Transfers from separate accounts:
Non-indexed guarantee less than/equal to 4%	—	—
Non-guaranteed separate accounts	(1,723)	(1,875)

Net transfers from separate accounts	(1,358)	(1,304)

Reconciling Adjustments:
Mortality and expense guarantees—variable	151	161
Administrative fees—variable annuity	111	112
Cost of insurance	14	14

Total adjustments	276	287

Net transfers from separate accounts as reported in the Statutory Basis Statements of Operations of the Company	$(1,082)	$(1,017)

B-66

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

NOTE 10—ANALYSIS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of annuity actuarial reserves and deposit type contract funds and other liabilities without life or disability contingencies as of December 31, 2018 and 2017 were as follows:

December 31, 2018	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percentage of Total
		(In millions)
Subjected to discretionary withdrawal:
With market value adjustment	$1	$—	$—	$1	0%
At book value less current surrender charge of 5% or more	9	—	—	9	0%
At fair value	—	8,233	109	8,342	70%

Total with adjustment or at market value	10	8,233	109	8,352	70%
At book value without adjustment (minimal or no charge or adjustment)	774	—	—	774	7%
Not subjected to discretionary withdrawal	2,718	39	—	2,757	23%

Total gross	3,502	8,272	109	11,883	100%

Reinsurance ceded	3	—	—	3

Total net	$3,499	$8,272	$109	$11,880

December 31, 2017	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percentage of Total
		(In millions)
Subjected to discretionary withdrawal:	$71	$—	$—	$71	0%
With market value adjustment
At book value less current surrender charge of 5% or more	13	—	—	13	0%
At fair value	—	9,855	2,956	12,811	80%

Total with adjustment or at market value	84	9,855	2,956	12,895	80%
At book value without adjustment (minimal or no charge or adjustment)	863	—	—	863	5%
Not subjected to discretionary withdrawal	2,302	43	—	2,345	15%

Total gross	3,249	9,898	2,956	16,103	100%

Reinsurance ceded	117	—	—	117

Total net	$3,132	$9,898	$2,956	$15,986

NOTE 11—COMMITMENTS

The Company had commitments to fund mortgage loans or other investments in the normal course of business, which totaled $111 million and $87 million in 2018 and 2017, respectively.

NOTE 12—LITIGATION

The Company is engaged in various legal actions arising out of its insurance and investment operations. In the opinion of management, any losses together with the ultimate liability resulting from such actions would not have a material adverse effect on the financial position or cash flows of the Company.

B-67

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

NOTE 13—FINANCIAL INFORMATION

Applicable insurance department regulations require that the Company prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance.

Under the Delaware Insurance Law, the maximum amounts of distributions that can be made to the Company’s parent in any given year, without prior approval by the Delaware Commissioner of Insurance, is equal to the greater of (i) 10.00% of the Company’s surplus as of December 31 of the preceding calendar year, or (ii) the net gain from operations for the preceding calendar year (excluding realized investment losses). Any dividends paid, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus also requires the prior approval of the Delaware Commissioner of Insurance. At December 31, 2018, the maximum amount of dividends the Company could pay The Guardian in 2019 without prior approval from the state insurance regulatory authorities was $128 million.

The following reconciles the statutory net income of the Company as reported to the regulatory authorities to consolidated GAAP net income (loss):

	2018	2017
	(In millions)
Statutory net income	$148	$26
Adjustments to reconcile to GAAP:
Net gain of subsidiaries	3	1
Change in deferred policy acquisition costs	6	(21)
Future policy benefits	100	(158)
Reinsurance	8	1
Federal income tax (expense) benefit	(62)	40
Unrealized gain on investments	—	(25)
Transfer to interest maintenance reserve	(3)	(3)
Amortization of interest maintenance reserve	1	—

Consolidated GAAP net income (loss)	$201	$(139)

The following reconciles the statutory capital and surplus of the Company as reported to the regulatory authorities to consolidated GAAP stockholder’s equity:

	2018	2017
	(In millions)
Statutory capital and surplus	$455	$310
Add (deduct) cumulative effect of adjustments:
Deferred policy acquisition costs	581	591
Elimination of asset valuation reserve	39	38
Future policy benefits	(226)	(276)
Establishment of additional deferred federal income taxes	(9)	(12)
Unrealized (loss) gains on investments	(69)	130
Separate account accrued expense allowances	(120)	(177)
Other liabilities	(78)	(101)
Deferred gain in surplus as a result of reinsuance, net of tax	—	(30)
Other, net	1	1

Consolidated GAAP stockholder’s equity	$574	$474

NOTE 14—SUBSEQUENT EVENTS

The Company considers events occurring after the balance sheet date but prior to February 27, 2019, the issuance of the financial statements to be subsequent events requiring disclosure. There were no subsequent events for the year ended December 31, 2018.

B-68

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 2018

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

SCHEDULE 1—SELECTED FINANCIAL DATA

The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves.

	2018	Annual Statement References
Investment Income Earned		Exhibit of Net Investment Income
U.S. Government bonds	$1,425,772
Bonds exempt from U.S. tax	—
Other bonds (unaffiliated)	113,777,528
Bonds of affiliates	—
Preferred stocks (unaffiliated)	—
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	—
Common stocks of affiliates	—
Mortgage loans	16,895,799
Real estate	—
Contract loans	5,396,877
Cash, cash equivalents and short-term investments	4,099,069
Derivative instruments	—
Other invested assets	1,794,952
Aggregate write-ins for investment income	22,889

Total gross investment income	$143,412,886

Real Estate Owned—Statement Value	—	Schedule A

Mortgage Loans—Book Value
Farm mortgages	$—	Schedule B
Residential mortgages	—
Commercial mortgages	516,259,654

Total mortgage loans	$516,259,654

Mortgage Loans by Standing—Book Value
Good standing	$—	Schedule B
Interest overdue more than 3 months, not in foreclosure	—
Foreclosure in process	—

Total mortgage loans	$—

Other Long-Term Invested Assets—Statement Value	107,374,899	Schedule BA, Part 1
Bonds and Stocks of Parents, Subsidiaries and Affiliates—Book Value		Schedule D, Summary by Country
Bonds	—
Preferred stocks	—
Common stocks	—

B-69

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 2018

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

SCHEDULE 1—SELECTED FINANCIAL DATA

	2018	Annual Statement References
Bonds and Short-Term Investments by Class & Maturity		Schedule D, Part 1A, Sec. 1
Bonds by Maturity—Statement Value
Due within one year or less	$531,302,974
Over 1 year through 5 years	1,107,472,473
Over 5 years through 10 years	497,087,081
Over 10 years through 20 years	216,797,150
Over 20 years	1,162,811,399

Total by Maturity	$3,515,471,077

Bonds by Class—Statement Value
Class 1	$2,110,678,925
Class 2	1,304,194,376
Class 3	85,000,527
Class 4	12,435,449
Class 5	3,161,800
Class 6	—

Total by Class	$3,515,471,077

Total Bonds Publicly Traded	1,859,464,086
Total Bonds Privately Placed	528,091,977
Preferred Stocks—Fair Value	—	Schedule D, Part 2, Sec. 1
Common Stocks—Fair Value	—	Schedule D, Part 2, Sec. 2
Short-Term Investments—Book Value	9,994,538	Schedule DA, Part 1
Options, Caps Floors, Collars, Swaps and Forwards	—	Schedule DB, Part A, Sec. 1
Financial Futures Contracts Open—Current Price	—	Schedule DB, Part B, Sec. 1
Cash on Deposit	(9,331,655)	Schedule E—Part 1

Life Insurance in Force (Net of Reinsurance)		Exhibit of Life Insurance
Industrial	—
Ordinary	558,550
Credit Life	—
Group Life	18,300
Amount of Additional Accidental Death Insurance In Force under Ordinary Policies	19,528	Exhibit of Life Insurance
Life Insurance Policies with Disability Provisions In Force		Exhibit of Life Insurance
Industrial	—
Ordinary	707,054
Credit Life	—
Group Life	173,615

B-70

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 2018

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

SCHEDULE 1—SELECTED FINANCIAL DATA

	2018	Annual Statement References
Supplementary Contracts in Force		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Ordinary—Not Involving Life Contingencies
Amount on Deposit	—
Income Payable	—
Ordinary—Involving Life Contingencies
Income Payable	—
Group—Not Involving Life Contingencies
Amount on Deposit	—
Income Payable	—
Group—Involving Life Contingencies
Income Payable	—

Annuities—Ordinary		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Immediate
Amount of Income Payable	146,438,080
Deferred—Fully Paid Account Balance	—
Deferred—Not Fully Paid—Account Balance	8,907,636,834

Annuities—Group		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Amount of Income Payable	—
Fully Paid Account Balance	—
Deferred—Not Fully Paid—Account Balance	48,741,444

Accident and Health Insurance—Premiums in Force
Group	—
Credit	—
Other	—

Deposit Funds and Dividend Accumulations		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Deposit Funds—Account Balance	152,951,670
Dividend Accumulations—Account Balance	—

B-71

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INVESTMENTS OF REPORTING ENTITY—APPENDIX A-001

AS OF DECEMBER 31, 2018

Section 2. Investment Risk Interrogatories

Answer the following interrogatories by stating the applicable U.S. dollar amounts and percentages of the reporting entity’s total admitted assets held in that category of investments.

1.	State the reporting entity’s total admitted assets as reported on page two of the annual statement. $4,280,021,565.

2.	State the ten largest exposures to a single issuer/borrower/investment.

	Issuer	Description of Exposure	Amount	Percentage of Total Admitted Assets
a.	Gilead Sciences Inc	Bonds	$25,611,315	0.6%
b.	Amgen Inc	Bonds	$25,080,263	0.6%
c.	Park Avenue Securities LLC	Other Invested Asset	$24,574,179	0.6%
d.	Comcast Corp.	Bonds	$23,766,481	0.6%
e.	Enterprise Products Oper	Bonds	$23,350,295	0.5%
f.	PNC Bank NA	Bonds	$23,195,370	0.5%
g.	United Healthcare	Bonds	$22,902,891	0.5%
h.	BAFC 2004-2	Bonds	$22,667,676	0.5%
i.	Union Pacific Corp	Bonds	$22,310,488	0.5%
j.	Target Corp	Bonds	$21,499,099	0.5%

3.	State the amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating:

Bonds	Amount	Percentage of Total Admitted Assets	Preferred Stocks	Amount	Percentage of Total Admitted Assets
NAIC-1	$2,110,678,925	49.3%	P/RP-1	$—	0.0%
NAIC-2	$1,304,194,376	30.5%	P/RP-2	$—	0.0%
NAIC-3	$85,000,527	2.0%	P/RP-3	$—	0.0%
NAIC-4	$12,435,449	0.3%	P/RP-4	$—	0.0%
NAIC-5	$3,161,800	0.1%	P/RP-5	$—	0.0%
NAIC-6	$—	0.0%	P/RP-6	$—	0.0%

4.	Assets held in foreign investments:

	Amount	Percentage
a. Are assets held in foreign investments less than 2.5% of the entity’s total admitted assets? Yes { } No {X}
b. Total admitted assets held in foreign investments	$395,267,324	9.2%
c. Foreign-currency-denominated investments	$—	0.0%
d. Insurance liabilities denominated in that same foreign currency	$—	0.0%

5.	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

	Amount	Percentage
Countries rated NAIC-1	$368,191,917	8.6%
Countries rated NAIC-2	$24,075,407	0.6%
Countries rated NAIC-3 or below	$3,000,000	0.1%

B-72

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INVESTMENTS OF REPORTING ENTITY—APPENDIX A-001

AS OF DECEMBER 31, 2018

6.	Largest foreign investment exposures by country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage
Countries rated NAIC-1:
Country: United Kingdom	$124,375,237	2.9%
Country: Netherlands	$63,056,646	1.5%
Countries rated NAIC-2:
Country: Mexico	$24,075,407	0.6%
Country:
Countries rated NAIC-3 or below
Country: Turks & CAICOS	$3,000,000	0.1%
Country: Turkey	$—	0.0%

	Amount	Percentage
7. Aggregate unhedged foreign currency exposure:	$—	0.0%

8.	Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

	Amount	Percentage
i. Countries rated NAIC-1	$—	0.0%
ii. Countries rated NAIC-2	$—	0.0%
iii. Countries rated NAIC-3 or below:	$—	0.0%

9.	Largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage
i. Countries rated NAIC-1:
Country: France	$—	0.0%
ii. Countries rated NAIC-2:
Country:	$—	0.0%
iii. Countries rated NAIC-3 or below
Country:	$—	0.0%

10.	Ten largest non-sovereign (i.e. non-governmental) foreign issues:

	Issuer	NAIC Rating	Amount	Percentage
1.	Astrazeneca	2FE	$20,420,553	0.5%
2.	Shell International Fin	1FE	$20,362,290	0.5%
3.	Vodafone Grp	2FE	$20,060,239	0.5%
4.	Siemens Financieringsmat	1FE	$12,692,777	0.3%
5.	BP Capital Markets PLC	1FE	$12,447,348	0.3%
6.	Johnson Controls	2FE	$10,764,591	0.3%
7.	Rabobank Nederland NY	1FE	$10,469,491	0.2%
8.	Actavis Funding SCS	2FE	$10,030,715	0.2%
9.	Mitsubishi UFJ Fin Grp	1FE	$10,007,474	0.2%
10.	Deutsche Bank AG	2FE	$10,002,399	0.2%

B-73

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INVESTMENTS OF REPORTING ENTITY—APPENDIX A-001

AS OF DECEMBER 31, 2018

11.	State the amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure.

Are assets held in Canadian investments less than 2.5% of the reporting entity’s total admitted assets?     Yes  {X}    No   {   }

	Amount	Percentage
Total admitted assets held in Canadian investments	$—	—
Canadian-currency-denominated investments	$—	—
Canadian-denmoinated insurance liabilities	$—	—
Unhedged Canadian currency exposure	$—	—

12.	State the aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments with contractual sales restrictions.

Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.     Yes  {X}    No  {  }

13.	State the amounts and percentages of admitted assets held in the ten largest equity interests.

Are assets held in equity interests less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.      Yes  {X}    No  {  }

14.	State the amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities.

Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.     Yes  {X}    No  {  }

15.	State the amounts and percentages of the reporting entity’s total admitted assets held in general partnership interests:

Are assets held in general partnership interests less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?     Yes  {X}    No  {  }

16.	State the amounts and percentages of the reporting entity’s total admitted assets held in mortgage loans:

Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?      Yes  {  }    No  {X}

Type (Residential, Commerical, Agricultural)		Amount	Percentage of Total Admitted Assets
a.	Commercial	$24,200,000	0.6%
b.	Commercial	$24,175,000	0.6%
c.	Commercial	$20,996,780	0.5%
d.	Commercial	$18,500,000	0.4%
e.	Commercial	$15,192,296	0.4%
f.	Commercial	$15,000,000	0.4%
g.	Commercial	$15,000,000	0.4%
h.	Commercial	$15,000,000	0.4%
i.	Commercial	$14,219,009	0.3%
j.	Commercial	$14,000,000	0.3%

B-74

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INVESTMENTS OF REPORTING ENTITY—APPENDIX A-001

AS OF DECEMBER 31, 2018

17.	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

	Residential		Commercial		Agricultural
Loan to Value	Amount	Percentage	Amount	Percentage	Amount	Percentage
above 95%	$—	0.0%	$—	0.0%	$—	0.0%
91 to 95%	$—	0.0%	$—	0.0%	$—	0.0%
81 to 90%	$—	0.0%	$—	0.0%	$—	0.0%
71 to 80%	$—	0.0%	$—	0.0%	$—	0.0%
below 70%	$—	0.0%	$516,259,656	12.1%	$—	0.0%

18.	State the amounts and percentages of the reporting entity’s total admitted assets held in each of the five largest investments in real estate:

Are assets held in real estate less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?    Yes  {X}    No  {  }

19.	State the amounts and percentages of the reporting entity’s total admitted assets held in investments held in mezzanine real estate loans:

Are assets held in mezzanine real estate loans less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?    Yes  {X}    No  {  }

20.	State the amounts and percentages of the reporting entity’s total admitted assets subject to the following types of agreements:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Securities lending agreements (do not include assets held as collateral for such transactions)	$—	%	$—	$—	$—
b.	Repurchase agreements	$—	%	$—	$—	$—
c.	Reverse repurchase agreements	$—	%	$—	$—	$—
d.	Dollar repurchase agreements	$—	%	$—	$—	$—
e.	Dollar reverse repurchase agreements	$—	%	$—	$—	$—

21.	State the amounts and percentages of the entity’s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

		Owned		Written
a.	Hedging	$—	%	$—	%
b.	Income generation	$—	%	$—	%
c.	Other	$—	%	$—	%

22.	State the amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Hedging	$—	%	$—	$—	$—
b.	Income generation	$—	%	$—	$—	$—
c.	Replications	$—	%	$—	$—	$—
d.	Other	$—	%	$—	$—	$—

B-75

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INVESTMENTS OF REPORTING ENTITY—APPENDIX A-001

AS OF DECEMBER 31, 2018

23.	State the amounts and percentages of the reporting entity’s total admitted assets of potential exposure for futures contracts:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Hedging	$76,764,350	1.8%	$62,778,000	$58,805,200	$52,596,350
b.	Income generation	$—	%	$—	$—	$—
c.	Replications	$—	%	$—	$—	$—
d.	Other	$—	%	$—	$—	$—

B-76

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

APPENDIX A-001

AS OF DECEMBER 31, 2018

Section 3.   Summary Investment Schedule

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Percentage
Bonds:
U.S. Treasury Securities	$89,135,542	2.12%	$89,135,542	2.12%
U.S. Government agency obligations (excluding mortgage-backed securities):
Issued by U.S. Government agencies	—	0.00%	—	0.00%
Issued by U.S. Government sponsored agencies	—	0.00%	—	0.00%
Non-U.S. Government (including Canada, excluding mortgage-backed securities):	—	0.00%	—	0.00%
Securities issued by states, territories and possessions and political subdivisions in the U.S.:
States, territories and possessions general obligations	610,895	0.02%	610,895	0.02%
Political subdivisions of states, territories and possessions and political subdivisions general obligations	—	0.00%	—	0.00%
Revenue and assessment obligations	5,715,571	0.14%	5,715,571	0.14%
Industrial development and similar obligations	—	0.00%	—	0.00%
Mortgage-backed securities (includes residential and commercial MBS):
Pass-through securities:
Issued or guaranteed by GNMA	8,568	0.00%	8,568	0.00%
Issued or guaranteed by FNMA and FHLMC	53,364	0.00%	53,364	0.00%
All other	—	0.00%	—	0.00%
CMOs and REMICs:
Issued or guaranteed by GNMA, FNMA, FHLMC or VA	—	0.00%	—	0.00%
Issued by non-U.S. Government issuers and collateralized by mortgage-backed securities issued or guaranteed by agencies as mentioned above	—	0.00%	—	0.00%
All other	194,661,060	4.62%	194,661,060	4.62%
Other debt and other fixed income securities (excluding short term):
Unaffiliated domestic securities (includes credit tenant loans and hybrid securities)	2,488,911,256	59.11%	2,488,911,256	59.11%
Unaffiliated non-U.S. securities (including Canada)	446,823,655	10.61%	446,823,655	10.61%
Affiliated securities	—	0.00%	—	0.00%

B-77

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

APPENDIX A-001

AS OF DECEMBER 31, 2018

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Percentage
Equity interests:
Investments in mutual funds	—	0.00%	—	0.00%
Preferred stocks:
Affiliated	—	0.00%	—	0.00%
Unaffiliated	—	0.00%	—	0.00%
Publicly traded equity securities (excluding preferred stocks):
Affiliated	—	0.00%	—	0.00%
Unaffiliated	—	0.00%	—	0.00%
Other equity securities:
Affiliated	—	0.00%	—	0.00%
Unaffiliated	—	0.00%	—	0.00%
Other equity interests including tangible personal property under lease:
Affiliated	—	0.00%	—	0.00%
Unaffiliated	—	0.00%	—	0.00%
Mortgage loans:
Construction and land development	—	0.00%	—	0.00%
Agricultural	—	0.00%	—	0.00%
Single family residential properties	—	0.00%	—	0.00%
Multifamily residential properties	—	0.00%	—	0.00%
Commercial loans	516,259,658	12.26%	516,259,658	12.26%
Mezzanine real estate loans	—	0.00%	—	0.00%
Real estate investments:
Property occupied by the Company	—	0.00%	—	0.00%
Property held for the production of income	—	0.00%	—	0.00%
Property held for sale	—	0.00%	—	0.00%
Contract loans	79,623,619	1.89%	79,623,619	1.89%
Derivatives	—	0.00%	—	0.00%
Receivables for securities	48,568	0.00%	48,568	0.00%
Securities lending	—	0.00%	—	0.00%
Cash, cash equivalents and short term investments	280,219,512	6.66%	280,219,512	6.66%
Other Invested Assets	108,317,812	2.57%	108,317,812	2.57%

Total Invested Assets	$4,210,389,080	100.00%	$4,210,389,080	100.00%

*	Gross Investment Holdings as valued in compliance with NAIC Accounting Practices & Procedures Manual

B-78

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.:

We have audited the accompanying statutory financial statements of The Guardian Insurance & Annuity Company, Inc., which comprise the statutory basis of balance sheets as of December 31, 2018 and 2017, and the related statutory statements of operations, changes in capital and surplus, and cash flows for the years then ended.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Delaware Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America are material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2018 and 2017, or the results of its operations or its cash flows for the years then ended.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance described in Note 2.

B-79

Other Matter

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The supplemental Schedule 1—Selected Financial Data, Investment Risk Interrogatories, and Summary Investment Schedule (collectively, the “supplemental schedules”) of the Company as of December 31, 2018 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

February 27, 2019

B-80

PART C. OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	The following financial statements have been included in Part B:

(1)	The Guardian Separate Account E:

Statement of Assets and Liabilities as of December 31, 2018

Statement of Operations for the Year Ended December 31, 2018

Statements of Changes in Net Assets for the Years Ended December 31, 2018 and 2017

Notes to Financial Statements

Report of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm

(2)	The Guardian Insurance & Annuity Company, Inc.:

Statutory Basis Balance Sheets as of December 31, 2018 and 2017

Statutory Basis Statements of Operations for the Years Ended December 31, 2018 and 2017

Statutory Basis Statements of Changes in Surplus for the Years Ended December 31, 2018 and 2017

Statutory Basis Statements of Cash Flow for the Years Ended December 31, 2018 and 2017

Notes to Statutory Basis Financial Statements

Report of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm

(b)	Exhibits Number	Description
	1	Resolutions of the Board of Directors of The Guardian Insurance & Annuity Company, Inc. establishing Separate Account E(1)
	2	Not Applicable
3

Underwriting and Distribution Contracts:

(a)   Distribution and Service Agreement between The Guardian Insurance & Annuity Company, Inc. and Park Avenue Securities LLC(4)

(b)   Form of GIAC Selling Agreement(4)

	4	Specimen of Variable Annuity Contract, as amended(1) (a) Additional Payout Option — Variable Payments to Age 100(3) (b) Earnings Benefit Rider(3)
	5	Form of Application for Variable Annuity Contract(2)
	6	(a) Certificate of Incorporation of The Guardian Insurance & Annuity Company, Inc., as amended(1) (b) By-laws of The Guardian Insurance & Annuity Company, Inc.(1)
	7	Not Applicable
	8	Amended and Restated Agreement for Services and Reimbursement Therefor, between The Guardian Life Insurance Company of America and The Guardian Insurance & Annuity Company, Inc.(2)
	9	Opinion and Consent of Counsel(1)
	10	Consent of PricewaterhouseCoopers LLP(6)
	11	Not Applicable
	12	Not Applicable
	13	Schedule for Computation of Performance Quotations(2)
	14	(a) Power of Attorney executed by Michael Slipowitz(5) (b) Power of Attorney executed by Gordon Dinsmore(5) (c) Power of Attorney executed by Michael N. Ferik(5)

(1)	Incorporated by reference to the Registration Statement on Form N-4, (Reg. No. 333-21975), as initially filed on February 18, 1997.

(2)	Incorporated by reference to the Registration Statement on Form N-4, (Reg. No. 333-21975), as previously filed on August 1, 1997.

(3)	Incorporated by reference to Registration Statement on Form N-4 (Reg. No. 333-21975), as previously filed on August 27, 2001.

(4)	Incorporated by reference to Registration Statement on Form N-4 (Reg. No. 333-21975), as previously filed on April 29, 2015.

(5)	Incorporated by reference to Registration Statement on Form N-4 (Reg. No. 333-21975), as previously filed on April 27, 2018.

(6)	Filed herewith.

Item 25.	Directors and Officers of the Depositor

The following is a list of directors and principal officers of The Guardian Insurance & Annuity Company, Inc. (“GIAC”), the depositor of the Registrant. The principal business address of each director and officer is 7 Hanover Square, New York, New York 10004. List is effective as of April 18, 2019.

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

2019 DIRECTOR & OFFICER ROSTER

DIRECTORS:

Gordon Dinsmore
Michael Ferik
Michael Slipowitz

OFFICE/TITLE:	OFFICER:
President	Gordon Dinsmore
Executive Vice President & Chief Investment Officer	Thomas G. Sorell
Senior Managing Director, Investments; Asset Allocation and Fixed Income Portfolio Management	Douglas Dupont
Senior Vice President, Chief Financial Officer	Roberto C. Ecker
Senior Managing Director, Private Placements	Brian E. Keating
Senior Vice President, Chief Actuary – Individual Life	Charles Marino
Senior Managing Director and Investment Chief Risk Officer	Douglas Niemann
Senior Vice President, Associate Corporate Secretary	Harris Oliner
Senior Managing Director, Head of Real Estate Investments	Robert T. O'Rourke
Senior Vice President, Counsel and Assistant Corporate Secretary	Richard T. Potter, Jr.
Senior Vice President, Chief Tax Officer	Kim Sellers
Senior Vice President, Corporate Chief Actuary	Michael Slipowitz
Managing Director	John Blaney
Managing Director	Kevin Booth
Managing Director, Private Placements	Edward J. Brennan
Managing Director	Robert J. Crimmins, Jr.
Managing Director, Private Placements	Gwendolyn Foster
Managing Director, ALM, Investments Analytics, Risk and Reporting	Ed Freeman
Managing Director	John Gargana
Managing Director	Douglas Gaylor
Managing Director	John Paul Gillin
Managing Director & Derivatives Risk Officer	Atanas H. Goranov
Managing Director, Head of Private Equity	Maurice Gordon
Managing Director	Paul Jablansky
Managing Director	Stewart M. Johnson
Managing Director, Private Placements	John Kunkle
Managing Director, Investment Actuary	Chi M. Kwok
Managing Director, Real Estate Portfolio Manager	Robert LoCascio
Managing Director, Head of Commercial Mortgages Investments	Daniel Maples
Managing Director, Private Placements	Trinh Nguyen
Managing Director	David Padulo
Managing Director, Private Placements	Timothy Powell
Managing Director	Robert A. Reale
Managing Director, Private Placements	Barry J. Scheinholtz
Senior Director, Private Placements	Amy Carroll
Senior Director, Real Estate Portfolio Manager	Mark A. DePrima

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

2019 DIRECTOR & OFFICER ROSTER

OFFICE/TITLE:	OFFICER:
Vice President, Chief Compliance Officer & Rule 38a-1 Chief Compliance Officer	Jeff Butscher
Vice President, Retirement Product Fund Management	Stuart Carlisle
Vice President, Client Engagement	Kimberly Delaney Geissel
Vice President and Actuary, Individual Life	Jess Geller
Vice President, Business Development, Group	Michael Kryza
Vice President, Treasurer	Walter R. Skinner
Vice President & Director of Finance	John H. Walter
Second Vice President, Controller Individual Life	Thomas L. Cahill
Second Vice President, Product Management, Individual Annuity, Retirement Solutions	Nahulan Ethirveerasingam
Second Vice President, Retirement Services	Travis Ovitt
Senior Director, Investment Operations	James Geocos
Senior Director, Real Estate	Gary A. Gorecki
Senior Director, Derivatives Risk Analytics, Investments	Kampoleak Pal
Senior Director	Mordechai Shapiro
Senior Director	Demetrios Tsaparas
Senior Director, Private Equity Investments	Cheng Wang
Assistant Vice President, Individual Markets Financial Reporting	Shawn P. McGrath
Assistant Vice President, Annuity Operations and Customer Service	Christian Mele
Associate Actuary	Mariana Slepovitch
Corporate Secretary	Sonya L. Crosswell
Director, Variable Product Issue	Brenda L. Ahner
Director, Private Placements	Adam Gossett
Director, GIAC Compliance and Licensing	Tricia Mohr
Director, Policy Forms	John J. Monahan
Director, Fixed Income Trading	Martin Vernon

Effective as of April 18, 2019

Item 26.	Persons Controlled by or under Common Control with Registrant

The following list sets forth the persons directly controlled by The Guardian Life Insurance Company of America (“Guardian Life”), the parent company of GIAC, the Registrant’s depositor, as of February 26, 2019. Those entities that are indented under another entity are subsidiaries of that entity and, therefore, indirect subsidiaries of Guardian Life.

THE GUARDIAN LIFE INSURANCE COMPANY OF AMERICA HOLDING COMPANY ORGANIZATIONAL CHART (1)

As of 12/31/2018
(updated 02/26/19)

The Guardian Life Insurance Company of America (5)
(New York Mutual Insurer)
Guardian Acquisition I, LLC (Delaware LLC) (100% owned) 06/15/2017
Guardian Distributors, LLC (Delaware LLC) (100% owned) 10/14/2011
Berkshire Life Insurance Company of America (5) (Massachusetts Corp.) (100% owned) 12/22/2000
First Commonwealth, Inc. (4) (Delaware Corp.) (100% owned) 8/6/1999
Managed Dental Care (California Corp.) (100% owned) 4/25/1996
Innovative Underwriters, Inc. (New Jersey Corp.) (100% owned) 7/26/1999
Managed DentalGuard, Inc. (New Jersey) (100% owned) 4/5/2001
Managed DentalGuard, Inc. (Texas Corp.) (100% owned) 1/15/1997
Victory High Yield Fund (6) (Delaware Statutory Trust) (44.30% owned) (2) 10/9/2006
Victory Strategic Income Fund (6) (Delaware Statutory Trust) (68.51% owned) (2) 11/23/2009
DTC GLIC, LLC (New York LLC) (100% owned) 03/19/2018
Park Avenue Life Insurance Company (Delaware Corp.) (100% owned) 3/18/1996
Family Service Life Insurance Company (Texas Corp.) (100% owned) 6/1/1998
Sentinel American Life Insurance Company (Texas Corp.) (100% owned) 6/1/1998
The Guardian Insurance & Annuity Company, Inc. (Delaware Corp.) (100% owned) 6/8/1970
Park Avenue Securities LLC (Delaware LLC) (100% owned) 9/22/1998
Hanover Square Funding, LLC (Delaware LLC) (100% owned) 4/16/2014
Guardian Investor Services LLC (3) (Delaware LLC) (100% owned) 12/19/2001
GIS DSO Holdings, LLC (8) (Delaware LLC) (100% owned) 08/02/16
GIS Strategic Ventures, LLC (Delaware LLC) (100% owned) 6/4/2015
Park Avenue Institutional Advisers LLC (Delaware LLC) (100% owned) 2/5/2015
Hanover Square Real Estate Management LLC (7) (Delaware LLC) (100% owned) 8/20//2015
GIS Credit Opportunities LLC (8) (Delaware LLC) (100% owned) 10/01/2015
Reed Acquisitions LLC (8) (Delaware LLC) (100% owned) 12/11/15
GIS Canada Holdings Corp. (8) (Delaware Corporation) (100% owned) 12/11/15
Park Avenue Credit Opportunities LLC (Delaware LLC) (100% owned) 11/23/16
Hanover Square Real Estate Management 2 LLC (8) (Delaware LLC) (100% owned) 02/02/2018

(1) This chart shows all entities in which The Guardian Life Insurance Company of America's ownership interest as of December 31, 2018 is 10% or greater.
(2) Calculated as of December 31, 2018.
(3) This entity is a successor to Guardian Investor Services Corporation 1970. See page 7 for a chart of the subsidiaries of this entity.
(4) See page 2 for a chart of the subsidiaries of this entity.
(5) See page 3 for a chart of the subsidiaries of this entity which holds primarily real estate assets.
(6) This entity is a series fund of Victory Portfolios, a registered investment company organized as a Delaware statutory trust.
(7) See page 4 for a chart of the subsidiaries of this entity.
(8) See page 7 for a chart of the subsidiaries of this entity.

The date GLICOA either directly or indirectly acquired control.

Page 2

First Commonwealth, Inc.
(Delaware Corp.)
(100% owned)
8/6/1999
First Commonwealth of Illinois, Inc.
(Illinois Corp.)
(100% owned)
08/06/1999
First Commonwealth Limited Health Services Corporation
(Illinois Corp.)
(100% owned)
08/06/1999
First Commonwealth of Missouri, Inc.
(Missouri Corp.)
(100% owned)
08/06/1999
First Commonwealth Limited Health Service Corporation of Michigan
(Michigan Corp.)
(100% owned)
08/06/1999
First Commonwealth Insurance Company
(Illinois Corp.)
(100% owned)
08/06/1999
Managed DentalGuard, Inc.
(Ohio Corp.)
(100% owned)
08/09/2010
Guardian India Operations Private Limited
(India Corp)
(99.999% owned)
08/01/2014
Premier Group, Inc.
(California Corp.)
(100% owned)
08/01/2014
Premier Access Insurance Company
(California Corp.)
(100% owned)
08/01/2014
Premier Access Administrators
(California Corp.)
(100% owned)
08/01/2014
Blue Hills Dental Plan of Arizona, Inc.
(Arizona Corp)
(100% owned)
08/01/2014
Access Dental Plan of Nevada, Inc.
(Nevada Corp.)
(100% owned)
08/01/2014
Access Dental Plan
(California Corp.)
(100% owned)
08/01/2014
Access Dental Plan of Utah, Inc.
(Utah Corp)
(100% owned)
08/01/2014
Avēsis Incorporated
(Delaware Corp.)
(100% owned)
01/29/2016
Avēsis Insurance Incorporated
(Arizona Corp.)
(100% owned)
01/29/2016
Avēsis Third Party Administrators, Inc.
(Arizona Corp.)
(100% owned)
01/29/2016
Avēsis of New York, Inc.
(New York Corp.)
(100% owned)
01/29/2016
Avēsis of Washington, D.C., Inc.
(Washington, D.C. Corp.)
(100% owned)
01/29/2016

The date GLICOA either directly or indirectly acquired control.

Page 3(1)

The Guardian Life Insurance Company of America (New York Mutual Life Insurer) 04/10/1860
Guardian Shores, LLC (Delaware LLC) (100% owned) 07/12/2010
Shores, LLC (Delaware LLC) (50% owned) 06/02/2010
Hanover Goodyear LLC* (Delaware LLC) 100% owned 02/25/2010
Guardian Park Place LLC (Delaware LLC) (100% owned) 07/12/2011
Hanover Acquisition LLC (Delaware LLC) (100% owned) 07/20/2004
Guardian Ledges, LLC (Delaware LLC) 100% owned 11/04/2008
Guardian Quincy, LLC (Delaware LLC) (100% owned) 12/02/2008
Hanover Acquisition 5 LLC (Delaware LLC) (100% owned) 10/16/2012
Guardian Piazza D'Oro (Delaware LLC) 100% owned 09/12/2013
Airside Business Park LP (Pennsylvania LP) 25% GLIC owned 10/28/1998
Guardian Juanita Village, LLC (Delaware LLC) (100% owned) 10/16/2012
Hanover Acquisition 3 LLC (Delaware LLC) (100% owned) 01/20/2012
Hanover Acquisition IV LLC (Delaware LLC) (100% owned) 05/22/2012
Hanover Acquisition II LLC (Delaware LLC) (100% owned) 12/22/2009
Guardian Chelsea Place LLC (Delaware LLC) (100% owned) 07/27/2018
Chelsea Place Apartments LLC (Delaware LLC) (90% owned) 07/25/2018
360 S. Acacia Partnership (New York GP) (53% owned) 11/23/1988
Guardian Lumiere LLC (Delaware LLC) (100% owned) 03/18/2016
Guardian Tryon Village LLC (Delaware LLC) (100% owned) 07/23/2011
B.A. Ventures, LLC (New York LLC) (50% owned) 07/02/1997
G-M Joint Venture (Tennessee GP) (90% owned) 09/27/1989
Guardian/Abbey, LLC (Delaware LLC) (72% owned) 07/23/2007
400 Columbus Avenue LLC (New York LLC) (100% owned) 03/01/1995
Hanover South Barrington LLC (Delaware LLC) (100% owned) 03/24/2017
Seasons Lynnwood, LLC (Delaware LLC) (100% owned) 10/31/2014
Hanover Acquisition VI, LLC (Delaware LLC) (100% owned) 05/14/2003
Guardian Exchange LLC (Delaware LLC) (100% owned) 05/05/2016
Berkshire Life Insurance Company of America (Massachusetts Corp.) (100% owned)
Berkshire Acquisition LLC (Delaware LLC) (100% owned) 09/20/2010
Berkshire Acquisition II, LLC (Delaware LLC) (100% owned)
Hanover Hoffman Estates LLC (Delaware LLC) (100% owned) 01/06/2015
Guardian Mercury, LLC (Delaware LLC) (100% owned) 05/12/2009
The Mercury Homes, LLC (Delaware LLC) (27% owned) 04/01/2009

(1) This chart shows subsidiaries holding primarily real estate assets

The date GLICOA either directly or indirectly acquired control

* Asset sold; entity to be cancelled.

Page 4

Hanover Square Real Estate Management LLC
(Delaware LLC)
(100% owned)
8/202015
901 Hawthorne/250 Spring Lake, LLC
(Delaware LLC)
(60% owned)
07/27/2006
Guardian Park Potomac LLC
(Delaware LLC)
(100% owned)
10/3/2013
Hanover Square TAP LLC (1)
(Delaware LLC)
(100% owned)
10/28/15
Hanover Square LCP LLC (2)
(Delaware LLC)
(100% owned)
10/28/15
Willowbrook Center Joint Venture (IL GP)
(90% GLIC owned)
02/21/1991
Guardian Parkside Commons LLC
(Delaware LLC)
(100% owned)
2/18/2004
GFP Residential Holdings, LLC
(Delaware LLC)
(50% indirectly owned by Guardian through Guardian Park Potomac LLC)
7/17/2013
Parkside Commons Apartments LLC
(Delaware LLC)
(90% indirectly owned by Guardian through Guardian Parkside Commons LLC)
4/12/2007

(1) See pages 5, 6, 9, 10 and 11 for charts of the subsidiaries of this entity.

(2) See page 8 for a chart of the subsidiaries of this entity.

The date GLICOA either directly or indirectly acquired control.

Page 5

Hanover Square TAP LLC (Delaware LLC) 10/28/2015
Guardian Deasil Holdings, LLC (Delaware LLC) (100% owned) ↳12/18/2014
TruAmerica Properties II LLC (Delaware LLC) (40% owned) ↳5/8/2014
Deasil Manager LLC (Delaware LLC) (39.61% indirectly owned by Guardian through TruAmerica Properties II LLC) ↳11/25/2014
Deasil Lender LLC (Delaware LLC) (39.61% indirectly owned by Guardian through TruAmerica Properties II LLC) ↳12/19/2014
Deasil Land Partners LLC (Delaware LLC) 15.35% indirectly owned by Guardian (11.39% through Guardian Deasil Holdings LLC and 3.9612% through Deasil Manager LLC) ↳11/25/2014
Mediterranean Operator LLC * (Delaware LLC) (39.61% indirectly owned by Guardian through Deasil Manager LLC) ↳11/24/2014
Bayridge Fee Owner LLC* (Delaware LLC) 15.35% indirectly owned by Guardian through Deasil Land Partners LLC ↳11/20/2014
Canyon Crest Fee Owner LLC (Delaware LLC) 15.35% indirectly owned by Guardian through Deasil Land Partners LLC ↳11/20/2014
Canyon Ridge Fee Owner LLC (Delaware LLC) 15.35% indirectly owned by Guardian through Deasil Land Partners LLC ↳11/20/2014
Colonnade Fee Owner LLC (Delaware LLC) 15.35% indirectly owned by Guardian through Deasil Land Partners LLC ↳11/20/2014
Colony Fee Owner LLC * (Delaware LLC) 15.35% indirectly owned by Guardian through Deasil Land Partners LLC ↳11/20/2014
Forest Park Fee Owner LLC (Delaware LLC) 15.35% indirectly owned by Guardian through Deasil Land Partners LLC ↳11/20/2014
Harborview Fee Owner LLC (Delaware LLC) 15.35% indirectly owned by Guardian through Deasil Land Partners LLC ↳11/20/2014
Hidden Hills Fee Owner LLC* (Delaware LLC) 15.35% indirectly owned by Guardian through Deasil Land Partners LLC ↳11/20/2014
Mediterranean Fee Owner LP * (Delaware LLP) 15.35% indirectly owned by Guardian through Deasil Land Partners LLC ↳11/26/2014
Mountain Summit Fee Owner LLC* (Delaware LLC) 15.35% indirectly owned by Guardian through Deasil Land Partners LLC ↳11/20/2014
Reche Ridge Fee Owner LLC * (Delaware LLC) 15.35% indirectly owned by Guardian through Deasil Land Partners LLC ↳11/20/2014
Towne Center Fee Owner LLC (Delaware LLC) 15.35% indirectly owned by Guardian through Deasil Land Partners LLC ↳11/20/2014
Tuscan Village Fee Owner LLC * (Delaware LLC) 15.35% indirectly owned by Guardian through Deasil Land Partners LLC ↳11/20/2014
Waterstone Magnolia Fee Owner LLC (Delaware LLC) 15.35% indirectly owned by Guardian through Deasil Land Partners LLC ↳11/20/2014

* Asset sold; entity to be cancelled.

↳ The date GLICOA either directly or indirectly acquired control.

Page 6

Hanover Square TAP LLC
(Delaware LLC)
10/28/2015
Guardian Lowry LLC
(Delaware LLC)
(100% owned)
5/28/2014
TruAmerica Properties II LLC ("TAP II")
(Delaware LLC)
(40% owned)
5/8/2014
Monaco Parkway Manager LLC (Delaware LLC)
37% indirectly owned by Guardian through TAP II
(92 % owned by TAP II)
5/7/2014
Monaco Parkway Land Partners LLC
(Delaware LLC)
(25% owned by Guardian Lowry LLC; 10% owned by Monaco Parkway Manager LLC)
5/7/2014
Monaco Parkway Fee Owner LLC
(Delaware LLC)
25% indirectly owned by Guardian through Guardian Lowry LLC
plus 3.7% indirectly owned by Guardian through TAP II
(100% owned by Monaco Parkway Land Partners LLC)
5/7/2014

The date GLICOA either directly or indirectly acquired control.

Page 7

Guardian Investor Services LLC (Delaware LLC) (100% owned) 12/19/2001
GIS Credit Opportunities LLC (Delaware LLC) (100% owned) 10/01/2015
GIS Strategic Ventures, LLC (Delaware LLC) (100% owned) 06/4/2015
Reed Acquisitions LLC (Delaware LLC) (100% owned) 12/11/2015
GIS Canada Holdings Corp. (Delaware Corporation) (100% owned) 12/11/2015
Park Avenue Credit Opportunities LLC (Delaware LLC) (100% owned) 11/23/2016
Park Avenue Institutional Advisers LLC (Delaware LLC) (100% owned) 02/5/2015
Hanover Square Real Estate Management LLC (1) (Delaware LLC) (100% owned) 08/20/2015
Park Avenue Institutional Advisers CLO Ltd 2016-1 (exempted company incorporated with limited liability under the laws of the Cayman Islands) (100% owned) 11/10/2015
Park Avenue Institutional Advisers CLO Ltd 2017-1 (exempted company incorporated with limited liability under the laws of the Cayman Islands) (100% owned) 10/28/2016
Reed Group, Ltd. (Colorado Corp.) (100% owned) 12/31/2012
Reed Group Management LLC (Connecticut LLC) (100% owned) 12/31/2015
Reed Group Canada Services ULC (Canadian Unlimited Liability Company) (100% owned) 12/16/2015
GIS DSO Holdings, LLC (Delaware LLC) (100% owned) 08/02/2016
Reed Group Claim Services LLC (New York LLC) (100% owned) 12/31/2015
Hanover Square Real Estate Management 2 LLC (Delaware LLC) (100% owned) 02/02/2018
Access Professional Dental Care, LLC (Delaware LLC) (100% owned) 7/17/2014
Park Avenue Institutional Advisers CLO Ltd 2018-1 (exempted company incorporated with limited liability under the laws of the Cayman Islands) (86.75% owned) 01/24/2018
Park Avenue Institutional Advisers CLO Ltd 2019-1 (exempted company incorporated with limited liability under the laws of the Cayman Islands) (100% owned) 11/07/2018
Park Avenue Institutional Advisers CLO Ltd 2019-2 (exempted company incorporated with limited liability under the laws of the Cayman Islands) (100% owned) 11/07/2018
Hanover Square TAP 2 LLC (Delaware LLC) (100% owned) 02/02/2018
TruAmerica Properties III LLC (Delaware LLC) (90% owned) 01/08/2018

(1) See page 4 for a chart of the subsidiaries of this entity.

The date GLICOA either directly or indirectly acquired control.

Page 8

- **Hanover Square LCP LLC** (Delaware LLC) (100% owned) ↳ 10/28/2015
  - Guardian LCP Commercial I LLC (Delaware LLC) (100% owned) ↳04/11/2012
    - LEI LCP-GL Commercial, LLC (Delaware LLC) (75% owned) ↳ 04/12/2012
  - Guardian CapCo, LLC (Delaware LLC) (100% owned) ↳ 06/16/2010
    - Lowe Capital Partners, LLC (Delaware LLC) (80% owned) ↳ 06/28/2010
  - Guardian LEIM, LLC (Delaware LLC.) (100% owned) ↳ 06/16/2010
    - Broadshore Capital Partners, LLC [(1)] (Delaware LLC) (~85% owned) ↳ 08/19/2010
  - Guardian LCP Hospitality I LLC (Delaware LLC) (100% owned) ↳ 06/01/2011
    - LEI LCP-GL, LLC (Delaware LLC) (75% owned) ↳ 04/25/2011
  - Guardian LCP Hospitality Finance LLC (Delaware LLC) (100% owned) ↳ 03/29/2012
    - LEI LCP-GL II, LLC (Delaware LLC) (73% owned) ↳ 03/21/2011
  - Guardian LCP2A, LLC (Delaware LLC) (100% owned) ↳ 09/26/2014
    - Lowe Capital Partners 2A, LLC (Delaware LLC) (93.33% owned) ↳ 10/17/2014
      - LCP2A-FA Silk Investor, LLC (Delaware LLC) (93.33% owned) ↳ 12/30/2014
        - FA-LEI Silk Venture, LLC (Delaware LLC) (13.99% owned) ↳ 12/30/2014
          - FA-LEI Silk Factory Associates, LLC (Delaware LLC) (13.99% owned) ↳ 09/29/2014
  - Guardian LEI Co-Investment, LLC (Delaware LLC) (100% owned) ↳ 09/20/2016
    - LEI Co-Investment, LLC (Delaware LLC) (80% owned) ↳ 09/15/2016
  - Guardian LCP2B, LLC (Delaware LLC) (100% owned) ↳ 12/16/2014
    - Lowe Capital Partners 2B, LLC (Delaware LLC) (50% owned) ↳ 12/24/2014
  - Guardian LEI Co-Investment 2, LLC (Delaware LLC) (100% owned) ↳ 11/03/2017
    - LEI Co-Investment 2 LLC (Delaware LLC) (100% owned) ↳ 12/14/2017

---

(1) Entity formerly known as Lowe Enterprises Investment Management, LLC (Feb 2019 name changed); actual ownership percentage varies based on employee equity ownership but will not be less than 80%.

↳ The date GLICOA either directly or indirectly acquired control.

Page 9

Hanover Square TAP LLC
(Delaware LLC)
10/28/2015
Guardian SLC Redwood Holdings II LLC
(Delaware LLC)
(100% owned)
10/8/2015
Guardian SLC Redwood Holdings LLC
(Delaware LLC)
(100% owned)
09/17/2015
TruAmerica Properties LLC
(Delaware LLC)
(80% owned)
4/2/2013
Redwood Land Partners LLC
(Delaware LLC)
(10% owned by Redwood TA Manager LLC)
(90% owned by Guardian SLC Redwood Holdings LLC)
08/26/2015
Redwood TA Manager LLC
(Delaware LLC)
(90% owned)
08/26/2015
SLC Somerset Fee Owner LLC
(Delaware LLC)
(100% owned)
08/26/2015
Redwood Land Partners II LLC
(Delaware LLC)
(10% owned by Redwood TA II Manager LLC)
(90% owned by Guardian SLC Redwood Holdings II LLC)
10/7/2015
Redwood TA II Manager LLC
(Delaware LLC)
(90% owned)
10/7/2015
SLC Southwillow Fee Owner LLC
(Delaware LLC)
(100% owned)
8/26/2015

The date GLICOA either directly or indirectly acquired control.

Page 10

- **Hanover Square TAP LLC** (Delaware LLC) 10/28/2015
  - TruAmerica Multifamily LLC (Delaware LLC) (80% GLIC owned) ↳ 04/02/2013
  - Guardian Mercury-Gemini Holdings LLC (Delaware LLC) (100% owned) ↳ 08/06/2015
    - Mercury Land Partners LLC
  - TruAmerica Properties II LLC (Delaware LLC) (40% owned) ↳ 05/8/2014
    - Mercury TA Manager LLC, a Delaware LLC (Delaware LLC) (39.598% indirectly owned by Guardian through TruAmerica Properties II LLC) ↳ 07/10/2015
      - Mercury Land Partners LLC
    - Mercury Lender LLC (Delaware LLC) (39.598% indirectly owned by Guardian through TruAmerica Properties II LLC) ↳ 07/10/2015

- **Mercury Land Partners LLC** (Delaware LLC) 15.3498% indirectly owned by Guardian (11.39% through Guardian Mercury-Gemini Holdings LLC and 3.9598% through Mercury TA Manager LLC) ↳ 07/10/2015
  - Mercury Village Fee Owner LLC (Delaware LLC) 15.3498% indirectly owned by Guardian through Mercury Land Partners LLC ↳ 07/10/2015
  - Mercury Hanover Fee Owner LLC (Delaware LLC) 15.3498% indirectly owned by Guardian through Mercury Land Partners LLC ↳ 07/10/2015
  - Mercury Township Fee Owner LLC (Delaware LLC) 15.3498% indirectly owned by Guardian through Mercury Land Partners LLC ↳ 07/10/2015
  - Mercury Park Fee Owner LLC (Delaware LLC) 15.3498% indirectly owned by Guardian through Mercury Land Partners LLC ↳ 07/10/2015
  - Mercury Commons Fee Owner LLC (Delaware LLC) 15.3498% indirectly owned by Guardian through Mercury Land Partners LLC ↳ 07/10/2015
  - Mercury Constellation Fee Owner LLC (Delaware LLC) 15.3498% indirectly owned by Guardian through Mercury Land Partners LLC ↳ 07/10/2015
  - Mercury Windsor Fee Owner LLC (Delaware LLC) 15.3498% indirectly owned by Guardian through Mercury Land Partners LLC ↳ 07/10/2015
  - Gemini Alderwood Park Fee Owner LLC (Delaware LLC) 15.3498% indirectly owned by Guardian through Mercury Land Partners LLC ↳ 07/30/2015
  - Gemini Ridgetop Fee Owner LLC (Delaware LLC) 15.3498% indirectly owned by Guardian through Mercury Land Partners LLC ↳ 07/30/2015
  - Gemini Ridgegate Fee Owner LLC (Delaware LLC) 15.3498% indirectly owned by Guardian through Mercury Land Partners LLC ↳ 07/30/2015
  - Gemini Wellington Fee Owner LLC (Delaware LLC) 15.3498% indirectly owned by Guardian through Mercury Land Partners LLC ↳ 07/30/2015
  - Gemini Bridge Creek Fee Owner LLC (Delaware LLC) 15.3498% indirectly owned by Guardian through Mercury Land Partners LLC ↳ 07/30/2015
  - Gemini Boulder Creek Fee Owner LLC (Delaware LLC) 15.3498% indirectly owned by Guardian through Mercury Land Partners LLC ↳ 07/30/2015
  - Gemini Settlers Point Fee Owner LLC (Delaware LLC) 15.3498% indirectly owned by Guardian through Mercury Land Partners LLC ↳ 07/30/2015

↳ The date GLICOA either directly or indirectly acquired control.

Page 11

Hanover Square TAP LLC
(Delaware LLC)
10/28/2015
U.S. REIF Paradise Valley Manager, LLC (Delaware LLC) (72% owned) 05/23/2014
U.S. REIF Paradise Valley Venture, LLC (Delaware LLC) (10.8% owned) 05/23/2014
U.S. REIF Paradise Valley California, LLC (Delaware LLC) (10.8% owned) 05/23/2014
Sierra Ridge Manager LLC (Delaware LLC) (78.63% owned) 08/01/2014
U.S. REIF Sierra Ridge Venture, LLC (Delaware LLC) (11.79% owned) 08/07/2014
Sierra Ridge Operator LLC (Delaware LLC) (78.63% owned) 08/01/2014
U.S. REIF Sierra Ridge CA LP (Delaware limited partnership) (11.79% owned) 08/18/2014
U.S. REIF Westhaven Apartments Manager LLC (Delaware LLC) (78.17% owned) 01/28/2014
U.S. REIF Westhaven Apartments Venture, LLC (Delaware LLC) (11.72% owned) 01/24/2014
U.S. REIF Westhaven Apartments Washington, LLC (Delaware LLC) (11.72% owned) 01/24/2014
Benson Road Manager LLC (Delaware LLC) (77.09% owned) 02/06/2014
Benson Road Land Partners LLC (Delaware LLC) (15.41% owned) 02/06/2014
Benson Road Fee Owner LLC (Delaware LLC) (15.41% owned) 02/06/2014
Oasis Manager LLC (Delaware LLC) (74% owned) 07/15/2016
Oasis Land Partners LLC (Delaware LLC) (11.1% owned) 07/15/2016
Oasis Rainbow Fee Owner LLC (Delaware LLC) (11.1% owned) 07/15/2016
Oasis Vegas Fee Owner LLC (Delaware LLC) (11.1% owned) 07/15/2016
Oasis Jones Fee Owner LLC (Delaware LLC) (11.1% owned) 07/15/2016
AXIS Manager LLC (Delaware LLC) (75.69% owned) 03/01/2016
AXIS Land Partners LLC (Delaware LLC) (11.35% owned) 03/01/2016
AXIS Fee Owner LLC (Delaware LLC) (11.35% owned) 03/01/2016
Mariner Manager LLC (Delaware LLC) (80% owned) 04/04/2016
Mariner Land Partners LLC (Delaware LLC) (12% owned) 04/04/2016
Mariner Bayshore Fee Owner LLC (Delaware LLC) (12% owned) 04/04/2016
Mariner Sherwood Fee Owner LLC (Delaware LLC) (12% owned) 04/04/2016
Mariner Southfield Fee Owner LLC (Delaware LLC) (12% owned) 04/04/2016

The date GLICOA either directly or indirectly acquired control.

Item 27.	Number of Contract Owners

Type of Contract	As of March 31, 2019
Non-Qualified	1,921
Qualified	6,835

Total	8,756

Item 28.	Indemnification

The By-Laws of The Guardian Insurance & Annuity Company, Inc. provide that the Company shall, to the fullest extent legally permissible under the General Corporation Law of the State of Delaware, indemnify and hold harmless officers and directors of the Corporation for certain liabilities reasonably incurred in connection with such person’s capacity as an officer or director.

The Certificate of Incorporation of the Corporation includes the following provision:

No director of the Corporation shall be personally liable to the Corporation or its stockholders for monetary damages for breach of fiduciary duty as a director except for liability (i) for any breach of the director’s duty of loyalty to the Corporation or its stockholders; (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of the law; (iii) under Section 164 of the Delaware General Corporation Law, or (iv) for any transaction for which the director derived an improper personal benefit.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a) Park Avenue Securities LLC (“PAS”) is the principal underwriter of the Registrant’s variable annuity contracts.

In addition, PAS is the distributor of variable annuity and variable life insurance contracts currently offered by GIAC through its separate accounts, The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, The Guardian Separate Account F, The Guardian Separate Account K, The Guardian Separate Account M, The Guardian Separate Account N, The Guardian Separate Account Q, The Guardian Separate Account R, Separate Account 1 and Separate Account 2 which are all registered as unit investment trusts under the 1940 Act.

(b) The following is a list of managers and principal officers of PAS. The principal business address of each person is 7 Hanover Square, New York, New York 10004. List is effective as of April 16, 2019.

BOARD OF MANAGERS

Andrew McMahon
Michael N. Ferik
John Palazzetti

OFFICER TITLE	OFFICER
President	John Palazzetti
Senior Vice President, Principal Executive Officer, Wholesale Division	James Lake
Senior Vice President, Associate Corporate Secretary	Harris Oliner
Vice President, Counsel and Assistant Corporate Secretary	Richard T. Potter, Jr.
Vice President, Financial Officer, Wholesale Division	John Walter
Vice President, Head of Business Administration and Control	Barbara Fuentez
Vice President, Business Development, Group	Michael Kryza
Vice President, Head of Products	Douglas Dubitsky
Second Vice President & Chief Compliance Officer	Joshua Hergan
Second Vice President, Chief Compliance Officer, Wholesale Division	Jeff Butscher
Second Vice President, Individual Markets Controller	Shawn P. Mcgrath
Second Vice President, Head of Business Management	Jerry Cassero
Second Vice President, National Control Officer	Frank Ingraham
Second Vice President, Wholesale Division	Nahulan Ethirveerasingam
Second Vice President, Head of Business Development	Frank Galdieri
Assistant Vice President, Operations	Michael Ryniker
Assistant Vice President, Head of Wealth Management and Annuity Operations	Christian Mele
Director, Agent Contracting & Licensing	Gregory Blazinski
Director, Business Technology Services	Raj Jwaleshan
Corporate Secretary	Sonya L. Crosswell
Manager, Business Development	Jason Eskenazi
Finance Manager	Carrie Corej
Finance Manager	Yossi Rosanel
Assistant Corporate Secretary	Robert D. Grauer
Anti-Money Laundering Compliance Officer	Brian Hagan

(c) PAS, as the principal underwriter of the Registrant’s variable annuity contracts received, either directly or indirectly, the following commissions or other compensation from the Registrant during the last fiscal year:

Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
N/A	N/A	N/A	N/A

Item 30.	Location of Accounts and Records

Most of the Registrant’s accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by GIAC, the depositor, at its Customer Service Office, 6255 Sterner’s Way, Bethlehem, Pennsylvania 18017. Documents constituting the Registrant’s corporate records are also maintained by GIAC but are located at its Executive Office, 7 Hanover Square, New York, New York 10004.

Item 31.	Management Services

None.

Item 32.	Undertakings

(a)

The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts may be accepted.

(b)

The Registrant hereby undertakes to include, as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information.

(c)	The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)

The Depositor, GIAC, hereby undertakes and represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GIAC.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Guardian Separate Account E, certifies that it meets all of its requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 26th day of April, 2019.

The Guardian Separate Account E (Registrant)

By:	THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC. (Depositor)

By:	/s/ Richard T. Potter, Jr.
Richard T. Potter, Jr. Senior Vice President, Counsel & Assistant Corporate Secretary

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following directors and principal officers of The Guardian Insurance & Annuity Company, Inc. in the capacities and on the date indicated.

/s/ Roberto C. Ecker Roberto C. Ecker (Principal Financial Officer)	Senior Vice President, Chief Financial Officer

/s/ Gordon Dinsmore Gordon Dinsmore* (Principal Executive Officer)	Director and President

/s/ Michael N. Ferik Michael N. Ferik*	Director

/s/ Michael Slipowitz Michael Slipowitz*	Director & Senior Vice President & Corporate Chief Actuary

*By	/s/ Richard T. Potter, Jr.	Date: April 26, 2019
Richard T. Potter, Jr., as agent pursuant to power of attorney

Exhibit Index

Number	Description

10	Consent of PricewaterhouseCoopers LLP

C-20